UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (49.4%)
2	Fannie Mae Discount Notes	0.160%	10/6/11	2,000	2,000
2	Fannie Mae Discount Notes	0.100%	10/12/11	4,185	4,185
2	Fannie Mae Discount Notes	0.190%	10/19/11	3,356	3,356
2	Fannie Mae Discount Notes	0.100%	10/24/11	4,000	4,000
2	Fannie Mae Discount Notes	0.180%	10/26/11	10,000	9,999
2	Fannie Mae Discount Notes	0.050%	11/1/11	524	524
2	Fannie Mae Discount Notes	0.090%	11/7/11	5,800	5,799
2	Fannie Mae Discount Notes	0.080%	11/21/11	900	900
2	Fannie Mae Discount Notes	0.160%	11/23/11	1,000	1,000
2	Fannie Mae Discount Notes	0.170%	11/28/11	3,800	3,799
2	Fannie Mae Discount Notes	0.080%	11/30/11	2,624	2,624
2	Fannie Mae Discount Notes	0.060%–0.070%	12/7/11	4,800	4,799
2	Fannie Mae Discount Notes	0.080%	12/19/11	2,290	2,290
2	Fannie Mae Discount Notes	0.090%	2/15/12	5,238	5,236
2	Fannie Mae Discount Notes	0.100%–0.105%	3/2/12	4,500	4,498
2	Fannie Mae Discount Notes	0.100%	3/14/12	14,545	14,538
2	Federal Home Loan Bank Discount Notes	0.200%	10/7/11	5,000	5,000
2	Federal Home Loan Bank Discount Notes	0.160%–0.170%	10/19/11	23,900	23,898
2	Federal Home Loan Bank Discount Notes	0.200%	10/24/11	9,100	9,099
2	Federal Home Loan Bank Discount Notes	0.160%	11/15/11	1,250	1,250
2	Federal Home Loan Bank Discount Notes	0.090%	3/19/12	11,000	10,995
[2,3] Federal Home Loan Banks		0.194%	1/9/12	7,000	6,999
[2,3] Federal Home Loan Banks		0.204%	1/23/12	5,000	5,000
[2,3] Federal Home Loan Banks		0.200%	1/26/12	5,000	4,999
[2,3] Federal Home Loan Banks		0.184%	2/1/12	20,000	19,998
[2,3] Federal Home Loan Banks		0.191%	2/3/12	16,000	15,998
[2,3] Federal Home Loan Banks		0.187%	2/3/12	1,000	1,000
[2,3] Federal Home Loan Mortgage Corp.		0.175%	8/24/12	25,000	24,989
[2,3] Federal Home Loan Mortgage Corp.		0.172%	2/4/13	10,000	9,993
[2,3] Federal Home Loan Mortgage Corp.		0.191%	3/21/13	8,000	7,994
[2,3] Federal Home Loan Mortgage Corp.		0.172%	5/6/13	8,000	7,993
[2,3] Federal Home Loan Mortgage Corp.		0.172%	6/3/13	8,000	7,994
[2,3] Federal Home Loan Mortgage Corp.		0.180%	6/17/13	1,000	999
[2,3] Federal National Mortgage Assn.		0.254%	8/23/12	14,500	14,496
[2,3] Federal National Mortgage Assn.		0.260%	9/17/12	13,685	13,683
[2,3] Federal National Mortgage Assn.		0.260%	10/18/12	11,000	10,998
[2,3] Federal National Mortgage Assn.		0.254%	11/23/12	13,000	12,995
[2,3] Federal National Mortgage Assn.		0.260%	12/20/12	5,500	5,499
[2,3] Federal National Mortgage Assn.		0.267%	12/28/12	2,200	2,199
[2,3] Federal National Mortgage Assn.		0.215%	8/12/13	8,000	7,995
2	Freddie Mac Discount Notes	0.100%	10/6/11	1,660	1,660
2	Freddie Mac Discount Notes	0.180%	10/11/11	2,351	2,351
2	Freddie Mac Discount Notes	0.100%	10/12/11	2,360	2,360
2	Freddie Mac Discount Notes	0.170%	10/24/11	3,791	3,791
2	Freddie Mac Discount Notes	0.050%–0.200%	11/2/11	7,800	7,799
2	Freddie Mac Discount Notes	0.090%	11/4/11	1,665	1,665
2	Freddie Mac Discount Notes	0.050%–0.200%	11/7/11	23,335	23,332
2	Freddie Mac Discount Notes	0.050%	11/9/11	2,550	2,550
2	Freddie Mac Discount Notes	0.170%	11/18/11	1,800	1,800
2	Freddie Mac Discount Notes	0.060%	12/6/11	2,850	2,850

Vanguard Money Market Portfolio

2 Freddie Mac Discount Notes	0.060%	12/12/11	2,950	2,950
2 Freddie Mac Discount Notes	0.070%	12/13/11	1,100	1,100
2 Freddie Mac Discount Notes	0.080%	12/21/11	1,100	1,100
2 Freddie Mac Discount Notes	0.090%	2/13/12	16,000	15,995
2 Freddie Mac Discount Notes	0.105%	3/13/12	2,025	2,024
2 Freddie Mac Discount Notes	0.090%	3/19/12	7,000	6,997
United States Treasury Bill	0.060%–0.115%	10/27/11	45,000	44,998
United States Treasury Bill	0.102%–0.115%	11/3/11	40,000	39,996
United States Treasury Bill	0.100%	11/25/11	10,000	9,998
United States Treasury Bill	0.116%	12/1/11	15,000	14,997
United States Treasury Bill	0.035%–0.105%	12/8/11	35,000	34,996
United States Treasury Bill	0.110%	12/15/11	20,000	19,995
United States Treasury Bill	0.101%	12/22/11	3,000	2,999
United States Treasury Bill	0.020%–0.095%	12/29/11	22,552	22,547
United States Treasury Bill	0.030%–0.080%	1/5/12	27,000	26,996
United States Treasury Bill	0.083%	2/16/12	6,000	5,998
United States Treasury Bill	0.051%	3/15/12	5,000	4,999
Total U.S. Government and Agency Obligations (Cost $610,453)				610,453
Commercial Paper (21.2%)
Finance - Auto (2.8%)
American Honda Finance Corp.	0.170%–0.180%	10/4/11	1,125	1,125
American Honda Finance Corp.	0.180%	10/5/11	500	500
American Honda Finance Corp.	0.190%	10/18/11	300	300
American Honda Finance Corp.	0.190%	10/19/11	2,000	2,000
American Honda Finance Corp.	0.190%	10/20/11	3,000	3,000
American Honda Finance Corp.	0.180%	10/21/11	500	500
American Honda Finance Corp.	0.180%	10/24/11	300	300
American Honda Finance Corp.	0.200%	11/3/11	500	500
American Honda Finance Corp.	0.220%	11/14/11	500	500
American Honda Finance Corp.	0.220%	12/2/11	1,700	1,699
American Honda Finance Corp.	0.220%	12/5/11	1,000	1,000
American Honda Finance Corp.	0.230%	12/12/11	1,700	1,699
American Honda Finance Corp.	0.230%	12/19/11	500	500
Toyota Credit Canada Inc.	0.530%	3/20/12	500	499
Toyota Motor Credit Corp.	0.200%	10/4/11	250	250
Toyota Motor Credit Corp.	0.240%	10/28/11	3,300	3,299
Toyota Motor Credit Corp.	0.240%	11/1/11	1,400	1,400
Toyota Motor Credit Corp.	0.280%	11/10/11	250	250
Toyota Motor Credit Corp.	0.280%	11/16/11	500	500
Toyota Motor Credit Corp.	0.270%–0.280%	11/18/11	1,500	1,499
Toyota Motor Credit Corp.	0.250%–0.280%	11/21/11	4,520	4,518
Toyota Motor Credit Corp.	0.280%	11/28/11	1,000	1,000
Toyota Motor Credit Corp.	0.280%	11/29/11	1,000	1,000
Toyota Motor Credit Corp.	0.280%	12/5/11	3,000	2,998
Toyota Motor Credit Corp.	0.341%	1/19/12	1,000	999
Toyota Motor Credit Corp.	0.290%	1/20/12	1,000	999
Toyota Motor Credit Corp.	0.401%	2/24/12	1,000	998
				33,832
Finance - Other (6.7%)
General Electric Capital Corp.	0.160%	10/11/11	2,000	2,000
General Electric Capital Corp.	0.130%	10/12/11	4,000	4,000
General Electric Capital Corp.	0.190%–0.220%	11/18/11	5,041	5,040
General Electric Capital Corp.	0.250%	12/20/11	6,000	5,997
General Electric Capital Corp.	0.341%	3/19/12	5,000	4,992
General Electric Capital Corp.	0.341%	3/26/12	3,000	2,995
General Electric Capital Services Inc.	0.200%	10/3/11	2,000	2,000
General Electric Capital Services Inc.	0.170%–0.200%	10/5/11	2,500	2,500

Vanguard Money Market Portfolio

General Electric Capital Services Inc.	0.160%	11/3/11	1,000	1,000
4 Govco LLC	0.260%–0.270%	11/4/11	1,500	1,500
4 Govco LLC	0.260%	11/14/11	1,900	1,899
4 Govco LLC	0.330%	11/15/11	1,250	1,249
4 Govco LLC	0.335%–0.340%	11/28/11	4,250	4,248
4 Govco LLC	0.300%	12/5/11	4,800	4,797
4 Govco LLC	0.300%	12/9/11	2,000	1,999
4 Govco LLC	0.300%	12/13/11	2,000	1,999
4 Govco LLC	0.300%	12/15/11	1,500	1,499
4 Govco LLC	0.300%	12/16/11	2,500	2,498
4 Jupiter Securitization Co. LLC	0.170%	10/3/11	1,000	1,000
4 Old Line Funding LLC	0.170%	10/3/11	600	600
4 Old Line Funding LLC	0.170%	10/4/11	851	851
4 Old Line Funding LLC	0.170%	10/6/11	500	500
4 Old Line Funding LLC	0.220%	12/5/11	1,000	1,000
4 Old Line Funding LLC	0.220%	12/6/11	3,000	2,999
4 Old Line Funding LLC	0.220%	12/7/11	1,500	1,499
4 Old Line Funding LLC	0.230%	12/8/11	4,929	4,927
4 Old Line Funding LLC	0.220%	12/9/11	1,018	1,017
4 Old Line Funding LLC	0.220%	12/12/11	1,000	999
4 Old Line Funding LLC	0.220%	12/14/11	542	542
4 Straight-A Funding LLC	0.160%	10/7/11	5,000	5,000
4 Straight-A Funding LLC	0.190%	11/14/11	3,000	2,999
4 Straight-A Funding LLC	0.190%	11/15/11	7,000	6,998
				83,143
Foreign Banks (5.6%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	10/3/11	1,000	1,000
4 Australia & New Zealand Banking Group, Ltd.	0.250%	11/9/11	1,000	1,000
4 Australia & New Zealand Banking Group, Ltd.	0.230%	12/2/11	2,000	1,999
4 Australia & New Zealand Banking Group, Ltd.	0.351%	2/16/12	3,000	2,996
4 Australia & New Zealand Banking Group, Ltd.	0.455%	3/27/12	3,000	2,993
4 Commonwealth Bank of Australia	0.260%	11/16/11	2,000	1,999
4 Commonwealth Bank of Australia	0.265%	11/21/11	2,000	1,999
4 Commonwealth Bank of Australia	0.375%–0.400%	2/13/12	7,000	6,990
4 Commonwealth Bank of Australia	0.485%	3/19/12	6,000	5,986
4 Commonweatlh Bank of Australia	0.460%	3/15/12	2,000	1,996
Nordea North America Inc.	0.280%	10/12/11	2,300	2,300
Rabobank USA Financial Corp.	0.331%	10/4/11	6,000	6,000
Rabobank USA Financial Corp.	0.220%	11/28/11	750	750
4 Westpac Banking Corp.	0.290%	10/21/11	12,000	11,998
4 Westpac Banking Corp.	0.270%	11/4/11	2,000	1,999
4 Westpac Banking Corp.	0.280%	12/7/11	4,000	3,998
4 Westpac Banking Corp.	0.280%	1/12/12	2,000	1,998
4 Westpac Banking Corp.	0.360%–0.370%	1/30/12	10,000	9,988
4 Westpac Banking Corp.	0.371%	2/16/12	1,000	999
				68,988
Foreign Industrial (3.0%)
4 Nestle Capital Corp.	0.120%	10/11/11	4,225	4,225
4 Nestle Capital Corp.	0.240%	10/14/11	4,755	4,754
4 Nestle Capital Corp.	0.260%	10/21/11	5,500	5,499
4 Nestle Capital Corp.	0.150%	11/10/11	1,000	1,000
4 Nestle Capital Corp.	0.110%	12/1/11	2,000	1,999
4 Nestle Capital Corp.	0.230%	1/3/12	5,000	4,997
Nestle Finance International Ltd.	0.150%	11/8/11	800	800
Nestle Finance International Ltd.	0.150%	11/21/11	500	500
Nestle Finance International Ltd.	0.130%	11/22/11	500	500
Nestle Finance International Ltd.	0.130%	11/29/11	600	600

Vanguard Money Market Portfolio

Nestle Finance International Ltd.	0.215%	12/19/11	2,000	1,999
4 Novartis Finance Corp.	0.210%–0.250%	10/11/11	500	500
4 Novartis Finance Corp.	0.220%	10/12/11	500	500
4 Novartis Securities Investment Ltd.	0.110%–0.180%	10/11/11	2,500	2,500
4 Novartis Securities Investment Ltd.	0.190%	11/18/11	1,000	1,000
4 Procter & Gamble International Funding SCA	0.080%	11/16/11	2,000	2,000
4 Roche Holdings Inc.	0.080%	10/24/11	250	250
4 Total Capital Canada, Ltd.	0.180%–0.220%	12/16/11	2,200	2,199
4 Total Capital Canada, Ltd.	0.195%	2/29/12	1,000	999
				36,821
Industrial (3.1%)
4 Johnson & Johnson	0.160%	2/28/12	1,000	999
4 Merck & Co Inc.	0.080%	10/11/11	900	900
4 PepsiCo Inc.	0.100%	10/3/11	500	500
4 Procter & Gamble Co.	0.100%	10/5/11	250	250
4 Procter & Gamble Co.	0.100%	10/7/11	750	750
4 Procter & Gamble Co.	0.120%	10/12/11	1,000	1,000
4 Procter & Gamble Co.	0.100%	10/14/11	650	650
4 Procter & Gamble Co.	0.110%	10/17/11	4,500	4,500
4 Texas Instruments Inc.	0.120%	10/7/11	1,250	1,250
4 The Coca-Cola Co.	0.150%	10/3/11	1,000	1,000
4 The Coca-Cola Co.	0.150%	10/4/11	1,000	1,000
4 The Coca-Cola Co.	0.120%	10/12/11	760	760
4 The Coca-Cola Co.	0.120%	10/13/11	415	415
4 The Coca-Cola Co.	0.150%	11/1/11	1,050	1,050
4 The Coca-Cola Co.	0.150%	11/7/11	500	500
4 The Coca-Cola Co.	0.150%	11/8/11	1,000	1,000
4 The Coca-Cola Co.	0.130%	11/23/11	1,695	1,694
4 The Coca-Cola Co.	0.130%	12/5/11	1,100	1,100
4 The Coca-Cola Co.	0.130%	12/12/11	1,100	1,100
4 The Coca-Cola Co.	0.120%–0.130%	12/13/11	1,800	1,799
4 The Coca-Cola Co.	0.120%	12/14/11	900	900
4 The Coca-Cola Co.	0.120%	12/15/11	900	900
4 The Coca-Cola Co.	0.130%	12/19/11	2,900	2,899
4 The Coca-Cola Co.	0.150%	1/5/12	500	500
4 Wal-Mart Stores, Inc.	0.080%	10/27/11	600	600
4 Wal-Mart Stores, Inc.	0.090%	11/7/11	1,500	1,500
4 Wal-Mart Stores, Inc.	0.090%	11/14/11	4,000	3,999
4 Wal-Mart Stores, Inc.	0.080%	11/15/11	1,750	1,750
4 Wal-Mart Stores, Inc.	0.080%	11/17/11	500	500
4 Wal-Mart Stores, Inc.	0.080%	11/18/11	500	500
4 Wal-Mart Stores, Inc.	0.080%	11/28/11	1,250	1,250
4 Wal-Mart Stores, Inc.	0.070%	11/29/11	1,200	1,200
				38,715
Total Commercial Paper (Cost $261,499)				261,499
Certificates of Deposit (23.7%)
Domestic Banks (1.9%)
Branch Banking & Trust Co.	0.170%	10/3/11	1,000	1,000
Branch Banking & Trust Co.	0.210%	10/5/11	2,000	2,000
Branch Banking & Trust Co.	0.270%	1/3/12	2,600	2,600
Branch Banking & Trust Co.	0.240%	1/4/12	2,200	2,200
Branch Banking & Trust Co.	0.240%	1/5/12	1,700	1,700
State Street Bank & Trust Co.	0.250%	12/7/11	4,400	4,400
State Street Bank & Trust Co.	0.250%	12/14/11	4,000	4,000
State Street Bank & Trust Co.	0.240%	12/19/11	6,000	6,000
				23,900

Vanguard Money Market Portfolio

Eurodollar Certificates of Deposit (8.5%)
Australia & New Zealand Banking Group, Ltd.	0.320%	10/5/11	5,000	5,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/6/11	4,000	4,000
Australia & New Zealand Banking Group, Ltd.	0.280%	11/4/11	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.300%	12/13/11	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.380%	2/29/12	4,000	4,000
Bank of Nova Scotia	0.240%	11/28/11	1,000	1,000
Commonwealth Bank of Australia	0.320%	10/3/11	4,000	4,000
Commonwealth Bank of Australia	0.300%	12/7/11	5,000	5,000
Commonwealth Bank of Australia	0.230%	12/12/11	4,000	4,000
Commonwealth Bank of Australia	0.380%	2/23/12	10,000	10,000
DNB NOR Bank ASA (London Branch)	0.195%	10/12/11	8,000	8,000
DNB NOR Bank ASA (London Branch)	0.335%	12/19/11	5,000	5,000
HSBC Bank plc	0.330%	10/3/11	5,000	5,000
HSBC Bank plc	0.320%	10/6/11	5,000	5,000
HSBC Bank plc	0.310%	10/17/11	5,000	5,000
HSBC Bank plc	0.285%	11/9/11	1,000	1,000
National Australia Bank Ltd.	0.275%	12/2/11	8,000	8,000
National Australia Bank Ltd.	0.280%	12/12/11	3,000	3,000
National Australia Bank Ltd.	0.320%	12/29/11	4,000	4,000
National Australia Bank Ltd.	0.320%	1/12/12	4,000	4,000
National Australia Bank Ltd.	0.400%	2/16/12	4,000	4,000
National Australia Bank Ltd.	0.400%	2/17/12	6,000	6,000
National Australia Bank Ltd.	0.450%	3/1/12	4,000	4,000
				105,000
Yankee Certificates of Deposit (13.3%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.250%	11/17/11	1,000	1,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.220%	12/8/11	1,500	1,500
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.350%	2/24/12	5,000	5,000
Bank of Montreal (Chicago Branch)	0.200%	11/7/11	5,000	5,000
Bank of Montreal (Chicago Branch)	0.220%	11/8/11	5,000	5,000
Bank of Montreal (Chicago Branch)	0.250%	11/15/11	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.180%	10/7/11	8,000	8,000
Bank of Nova Scotia (Houston Branch)	0.240%	11/7/11	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.250%	11/8/11	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.235%	11/18/11	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.260%	11/22/11	1,000	1,000
Bank of Nova Scotia (Houston Branch)	0.290%	12/6/11	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/16/11	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.300%	12/19/11	3,000	3,000
Credit Suisse (New York Branch)	0.260%	10/26/11	2,000	2,000
DNB NOR Bank ASA (New York Branch)	0.300%	11/28/11	5,000	5,000
Lloyds TSB Bank plc (New York Branch)	0.300%	11/28/11	3,000	3,000
Lloyds TSB Bank plc (New York Branch)	0.370%	12/7/11	1,100	1,100
Lloyds TSB Bank plc (New York Branch)	0.320%	12/20/11	8,000	8,000
Nordea Bank Finland plc (New York Branch)	0.190%	10/11/11	8,000	8,000
Nordea Bank Finland plc (New York Branch)	0.290%	10/11/11	5,000	5,000
Nordea Bank Finland plc (New York Branch)	0.300%	10/25/11	4,000	4,000
Nordea Bank Finland plc (New York Branch)	0.280%	1/11/12	4,500	4,500
Rabobank Nederland NV (New York Branch)	0.250%	11/10/11	4,500	4,500
Rabobank Nederland NV (New York Branch)	0.360%	1/5/12	3,500	3,500
Rabobank Nederland NV (New York Branch)	0.370%	1/5/12	1,500	1,500
Rabobank Nederland NV (New York Branch)	0.490%	3/20/12	5,000	5,000
Royal Bank of Canada (New York Branch)	0.250%	12/20/11	10,000	10,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/12	5,500	5,500

Vanguard Money Market Portfolio

Royal Bank of Scotland plc (Connecticut
Branch)	0.240%	10/3/11	2,000	2,000
Svenska Handelsbanken (New York Branch)	0.300%	11/1/11	4,000	4,000
Svenska Handelsbanken (New York Branch)	0.270%	11/10/11	3,000	3,000
Svenska Handelsbanken (New York Branch)	0.310%	11/30/11	5,000	5,000
Svenska Handelsbanken (New York Branch)	0.310%	12/1/11	4,000	4,000
Svenska Handelsbanken (New York Branch)	0.225%	12/13/11	1,000	1,000
Svenska Handelsbanken (New York Branch)	0.505%	3/20/12	1,000	1,000
Toronto Dominion Bank (New York Branch)	0.170%	10/11/11	2,000	2,000
Toronto Dominion Bank (New York Branch)	0.280%	10/20/11	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.240%	12/1/11	2,500	2,500
Toronto Dominion Bank (New York Branch)	0.350%	2/15/12	3,000	3,000
Westpac Banking Corp. (New York Branch)	0.570%	12/1/11	1,500	1,501
Westpac Banking Corp. (New York Branch)	0.360%	2/9/12	4,000	4,000
Westpac Banking Corp. (New York Branch)	0.470%	3/16/12	5,000	5,000
				164,101
Total Certificates of Deposit (Cost $293,001)				293,001
Repurchase Agreements (0.2%)
RBS Securities, Inc.
(Dated 9/30/11, Repurchase Value
$2,550,000, collateralized by Treasury
Inflation Indexed Note 0.125%, 4/15/16)
(Cost $2,550)	0.040%	10/3/11	2,550	2,550
Taxable Municipal Bonds (0.0%)
5 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.290%	10/7/11	145	145
5 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.290%	10/7/11	100	100
5 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.290%	10/7/11	100	100
Total Taxable Municipal Bonds (Cost $345)				345
Tax-Exempt Municipal Bonds (4.0%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.140%	10/7/11	600	600
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.150%	10/7/11	100	100
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	10/7/11	400	400
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.140%	10/7/11	1,000	1,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.160%	10/7/11	400	400
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.070%	10/7/11	1,000	1,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.050%	10/7/11	250	250
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.070%	10/7/11	505	505
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.120%	10/7/11	500	500

Vanguard Money Market Portfolio

Buffalo NY Municipal Water System Revenue
VRDO	0.130%	10/7/11	250	250
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	10/7/11	100	100
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	10/7/11	140	140
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	10/7/11	300	300
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.120%	10/7/11	270	270
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.160%	10/7/11	100	100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.100%	10/7/11	400	400
Curators of the University of Missouri System
Facilities Revenue VRDO	0.120%	10/7/11	1,250	1,250
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.130%	10/7/11	900	900
District of Columbia Revenue (George
Washington University) VRDO	0.160%	10/7/11	300	300
District of Columbia Revenue (Georgetown
University) VRDO	0.130%	10/7/11	100	100
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	10/7/11	100	100
Greenville County SC Hospital System
Revenue VRDO	0.110%	10/7/11	250	250
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.150%	10/7/11	700	700
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.150%	10/7/11	500	500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.180%	10/7/11	300	300
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.160%	10/7/11	50	50
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.130%	10/7/11	300	300
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.130%	10/7/11	340	340
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.080%	10/7/11	535	535
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.150%	10/7/11	605	605
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.170%	10/7/11	200	200
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.150%	10/7/11	145	145
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.130%	10/7/11	200	200

Vanguard Money Market Portfolio

Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.150%	10/7/11	300	300
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.120%	10/7/11	160	160
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.100%	10/7/11	265	265
Kentucky Higher Education Student Loan
Corp. Student Loan Revenue VRDO	0.220%	10/7/11	365	365
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.180%	10/7/11	165	165
Los Angeles CA Wastewater System
Revenue VRDO	0.100%	10/7/11	230	230
Los Angeles CA Wastewater System
Revenue VRDO	0.110%	10/7/11	430	430
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	10/7/11	300	300
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	10/7/11	300	300
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.100%	10/7/11	500	500
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.140%	10/7/11	125	125
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.130%	10/7/11	170	170
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.120%	10/7/11	300	300
Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.120%	10/7/11	500	500
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.140%	10/7/11	250	250
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.120%	10/7/11	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.120%	10/7/11	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.070%	10/7/11	1,000	1,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.130%	10/7/11	525	525
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.120%	10/7/11	500	500
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.150%	10/7/11	400	400
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.150%	10/7/11	245	245
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.120%	10/7/11	500	500

Vanguard Money Market Portfolio

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.100%	10/7/11	995	995
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.170%	10/7/11	300	300
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.130%	10/7/11	200	200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.130%	10/7/11	400	400
New York City NY GO VRDO	0.120%	10/7/11	200	200
New York City NY GO VRDO	0.120%	10/7/11	100	100
New York City NY GO VRDO	0.120%	10/7/11	300	300
New York City NY GO VRDO	0.120%	10/7/11	400	400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.110%	10/7/11	400	400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.110%	10/7/11	200	200
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.140%	10/7/11	100	100
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.140%	10/7/11	300	300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.130%	10/7/11	235	235
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.160%	10/7/11	400	400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.160%	10/7/11	395	395
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.110%	10/7/11	500	500
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.120%	10/7/11	250	250
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.110%	10/7/11	265	265
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.140%	10/7/11	600	600
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.140%	10/7/11	200	200
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.120%	10/7/11	500	500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.160%	10/7/11	300	300
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.140%	10/7/11	100	100
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.140%	10/7/11	125	125

Vanguard Money Market Portfolio

New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.140%	10/7/11	400	400
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.150%	10/7/11	300	300
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.100%	10/7/11	500	500
North Texas Higher Education Authority
Student Loan Revenue VRDO	0.230%	10/7/11	340	340
North Texas Tollway Authority System
Revenue VRDO	0.140%	10/7/11	450	450
Oakland University of Michigan Revenue
VRDO	0.170%	10/7/11	100	100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.130%	10/7/11	115	115
Ohio GO VRDO	0.120%	10/7/11	250	250
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.140%	10/7/11	675	675
Ohio State University General Receipts
Revenue VRDO	0.100%	10/7/11	1,300	1,300
Ohio State University General Receipts
Revenue VRDO	0.100%	10/7/11	300	300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.150%	10/7/11	500	500
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.190%	10/7/11	700	700
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.120%	10/7/11	105	105
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	10/7/11	375	375
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.180%	10/7/11	200	200
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	10/7/11	500	500
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	10/7/11	300	300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	10/7/11	380	380
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.150%	10/7/11	195	195
5 Texas GO TOB VRDO	0.150%	10/3/11	2,000	2,000
5 Texas GO TOB VRDO	0.150%	8/30/12	2,000	2,000
5 Texas GO TOB VRDO	0.150%	8/30/12	3,000	3,000
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.120%	10/7/11	200	200
University of Alabama Birmingham Hospital
Revenue VRDO	0.220%	10/7/11	300	300
University of South Florida Financing Corp.
COP VRDO	0.150%	10/7/11	500	500
University of Texas Permanent University
Fund Revenue VRDO	0.080%	10/7/11	1,800	1,800
University of Texas Permanent University
Fund Revenue VRDO	0.050%	10/7/11	685	685

Vanguard Money Market Portfolio

Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	10/7/11	250	250
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	10/7/11	250	250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.150%	10/7/11	100	100
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	10/7/11	275	275
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	10/7/11	100	100
5 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.150%	10/7/11	100	100
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.120%	10/7/11	200	200
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.120%	10/7/11	250	250
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.150%	10/7/11	300	300
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.110%	10/7/11	200	200
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.130%	10/7/11	325	325
Total Tax-Exempt Municipal Bonds (Cost $49,505)				49,505
			Shares
Money Market Funds (2.0%)
6 Vanguard Municipal Cash Management Fund
(Cost $24,574)	0.138%		24,574,155	24,574
Total Investments (100.5%) (Cost $1,241,927)				1,241,927
Other Assets and Liabilities - Net (-0.5%)				(6,004)
Net Assets (100%)				1,235,923

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2011, the aggregate value of these securities was $183,694,000, representing 14.9% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $7,445,000, representing 0.6% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Vanguard Money Market Portfolio

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management funds is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.8%)
U.S. Government Securities (38.0%)
United States Treasury Note/Bond	0.750%	5/31/12	4,075	4,091
United States Treasury Note/Bond	0.625%	6/30/12	100	100
United States Treasury Note/Bond	1.500%	7/15/12	300	303
United States Treasury Note/Bond	0.625%	7/31/12	1,175	1,179
United States Treasury Note/Bond	4.625%	7/31/12	2,325	2,410
United States Treasury Note/Bond	1.750%	8/15/12	480	487
United States Treasury Note/Bond	0.375%	8/31/12	950	952
United States Treasury Note/Bond	4.125%	8/31/12	1,000	1,036
United States Treasury Note/Bond	1.375%	9/15/12	2,096	2,119
United States Treasury Note/Bond	0.375%	9/30/12	4,625	4,634
United States Treasury Note/Bond	4.250%	9/30/12	975	1,014
United States Treasury Note/Bond	1.375%	10/15/12	9,175	9,287
United States Treasury Note/Bond	3.875%	10/31/12	500	520
United States Treasury Note/Bond	1.375%	11/15/12	4,815	4,878
United States Treasury Note/Bond	4.000%	11/15/12	875	912
United States Treasury Note/Bond	0.500%	11/30/12	25	25
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,721
United States Treasury Note/Bond	1.125%	12/15/12	19,465	19,678
United States Treasury Note/Bond	0.625%	12/31/12	12,005	12,067
United States Treasury Note/Bond	1.375%	1/15/13	28,065	28,473
United States Treasury Note/Bond	0.625%	2/28/13	12,100	12,168
United States Treasury Note/Bond	2.750%	2/28/13	1,005	1,040
United States Treasury Note/Bond	1.375%	3/15/13	8,605	8,746
United States Treasury Note/Bond	0.750%	3/31/13	1,500	1,512
United States Treasury Note/Bond	1.750%	4/15/13	8,350	8,539
United States Treasury Note/Bond	0.625%	4/30/13	250	251
United States Treasury Note/Bond	1.375%	5/15/13	1,750	1,781
United States Treasury Note/Bond	3.625%	5/15/13	1,000	1,054
United States Treasury Note/Bond	3.500%	5/31/13	750	790
United States Treasury Note/Bond	1.125%	6/15/13	8,850	8,977
United States Treasury Note/Bond	3.375%	6/30/13	575	606
United States Treasury Note/Bond	1.000%	7/15/13	1,900	1,924
United States Treasury Note/Bond	3.375%	7/31/13	425	449
United States Treasury Note/Bond	0.750%	8/15/13	14,495	14,622
United States Treasury Note/Bond	0.125%	8/31/13	910	908
United States Treasury Note/Bond	3.125%	8/31/13	4,200	4,427
United States Treasury Note/Bond	0.750%	9/15/13	650	656
United States Treasury Note/Bond	0.125%	9/30/13	1,450	1,446
United States Treasury Note/Bond	3.125%	9/30/13	2,900	3,064
United States Treasury Note/Bond	0.500%	10/15/13	2,500	2,510
United States Treasury Note/Bond	2.750%	10/31/13	3,075	3,230
United States Treasury Note/Bond	0.500%	11/15/13	5,500	5,522
United States Treasury Note/Bond	4.250%	11/15/13	475	514
United States Treasury Note/Bond	2.000%	11/30/13	975	1,010
United States Treasury Note/Bond	0.750%	12/15/13	1,375	1,388
United States Treasury Note/Bond	1.500%	12/31/13	1,000	1,027
United States Treasury Note/Bond	1.000%	1/15/14	7,250	7,359
United States Treasury Note/Bond	1.750%	1/31/14	400	413
United States Treasury Note/Bond	1.250%	2/15/14	6,825	6,970

United States Treasury Note/Bond	1.875%	2/28/14	47,125	48,826
United States Treasury Note/Bond	1.250%	3/15/14	375	383
United States Treasury Note/Bond	1.750%	3/31/14	3,900	4,033
United States Treasury Note/Bond	1.250%	4/15/14	19,275	19,700
United States Treasury Note/Bond	1.000%	5/15/14	13,360	13,571
United States Treasury Note/Bond	0.750%	6/15/14	2,475	2,500
United States Treasury Note/Bond	2.625%	6/30/14	8,400	8,911
United States Treasury Note/Bond	0.625%	7/15/14	2,550	2,566
United States Treasury Note/Bond	2.625%	7/31/14	15,220	16,167
United States Treasury Note/Bond	0.500%	8/15/14	13,975	14,017
United States Treasury Note/Bond	2.375%	8/31/14	9,825	10,381
United States Treasury Note/Bond	0.250%	9/15/14	10,500	10,452
United States Treasury Note/Bond	2.375%	9/30/14	725	767
United States Treasury Note/Bond	2.375%	10/31/14	5,200	5,506
United States Treasury Note/Bond	2.125%	11/30/14	8,975	9,441
United States Treasury Note/Bond	2.250%	1/31/15	4,650	4,917
United States Treasury Note/Bond	4.000%	2/15/15	740	826
United States Treasury Note/Bond	11.250%	2/15/15	5,775	7,844
United States Treasury Note/Bond	2.375%	2/28/15	350	372
United States Treasury Note/Bond	2.500%	3/31/15	550	587
United States Treasury Note/Bond	2.500%	4/30/15	2,775	2,965
United States Treasury Note/Bond	4.125%	5/15/15	2,600	2,930
United States Treasury Note/Bond	2.125%	5/31/15	1,025	1,082
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,303
United States Treasury Note/Bond	1.750%	7/31/15	3,150	3,284
United States Treasury Note/Bond	4.250%	8/15/15	2,200	2,501
United States Treasury Note/Bond	10.625%	8/15/15	35	48
United States Treasury Note/Bond	1.250%	10/31/15	4,275	4,368
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,992
United States Treasury Note/Bond	1.375%	11/30/15	3,135	3,218
United States Treasury Note/Bond	2.125%	12/31/15	3,275	3,465
United States Treasury Note/Bond	4.500%	2/15/16	25	29
United States Treasury Note/Bond	9.250%	2/15/16	75	102
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,486
United States Treasury Note/Bond	2.375%	3/31/16	675	721
United States Treasury Note/Bond	2.000%	4/30/16	3,275	3,447
United States Treasury Note/Bond	2.625%	4/30/16	625	675
United States Treasury Note/Bond	5.125%	5/15/16	12,050	14,392
United States Treasury Note/Bond	7.250%	5/15/16	685	885
United States Treasury Note/Bond	1.750%	5/31/16	75	78
United States Treasury Note/Bond	3.250%	5/31/16	575	638
United States Treasury Note/Bond	3.250%	6/30/16	700	778
United States Treasury Note/Bond	1.500%	7/31/16	3,275	3,366
United States Treasury Note/Bond	3.250%	7/31/16	1,825	2,028
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,785
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,554
United States Treasury Note/Bond	3.000%	9/30/16	6,850	7,535
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,214
United States Treasury Note/Bond	4.625%	11/15/16	250	296
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,786
United States Treasury Note/Bond	2.750%	11/30/16	21,150	23,027
United States Treasury Note/Bond	3.250%	12/31/16	20,525	22,873
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,134
United States Treasury Note/Bond	4.625%	2/15/17	200	238
United States Treasury Note/Bond	3.000%	2/28/17	2,225	2,453
United States Treasury Note/Bond	3.250%	3/31/17	12,425	13,869
United States Treasury Note/Bond	4.500%	5/15/17	7,500	8,897

United States Treasury Note/Bond	8.750%	5/15/17	6,875	9,759
United States Treasury Note/Bond	2.750%	5/31/17	1,000	1,090
United States Treasury Note/Bond	2.500%	6/30/17	23,100	24,858
United States Treasury Note/Bond	2.375%	7/31/17	2,200	2,351
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,621
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,873
United States Treasury Note/Bond	1.875%	8/31/17	4,840	5,031
United States Treasury Note/Bond	1.875%	9/30/17	9,200	9,559
United States Treasury Note/Bond	4.250%	11/15/17	2,975	3,512
United States Treasury Note/Bond	2.625%	1/31/18	100	108
United States Treasury Note/Bond	2.750%	2/28/18	1,200	1,309
United States Treasury Note/Bond	2.875%	3/31/18	3,575	3,928
United States Treasury Note/Bond	2.625%	4/30/18	1,425	1,542
United States Treasury Note/Bond	9.125%	5/15/18	450	675
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,504
United States Treasury Note/Bond	4.000%	8/15/18	10,500	12,319
United States Treasury Note/Bond	1.500%	8/31/18	3,350	3,370
United States Treasury Note/Bond	1.375%	9/30/18	4,300	4,284
United States Treasury Note/Bond	3.750%	11/15/18	5,275	6,110
United States Treasury Note/Bond	8.875%	2/15/19	260	396
United States Treasury Note/Bond	3.125%	5/15/19	400	446
United States Treasury Note/Bond	3.625%	8/15/19	2,325	2,679
United States Treasury Note/Bond	8.125%	8/15/19	195	291
United States Treasury Note/Bond	3.375%	11/15/19	21,300	24,182
United States Treasury Note/Bond	3.625%	2/15/20	27,475	31,755
United States Treasury Note/Bond	8.500%	2/15/20	65	100
United States Treasury Note/Bond	3.500%	5/15/20	3,515	4,031
United States Treasury Note/Bond	8.750%	8/15/20	9,225	14,584
United States Treasury Note/Bond	3.625%	2/15/21	9,650	11,164
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,400
United States Treasury Note/Bond	8.125%	5/15/21	360	561
United States Treasury Note/Bond	2.125%	8/15/21	14,855	15,145
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,674
United States Treasury Note/Bond	7.625%	11/15/22	40	62
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,554
United States Treasury Note/Bond	6.250%	8/15/23	17,225	24,600
United States Treasury Note/Bond	6.875%	8/15/25	5,325	8,178
United States Treasury Note/Bond	6.000%	2/15/26	375	538
United States Treasury Note/Bond	6.750%	8/15/26	5	8
United States Treasury Note/Bond	6.500%	11/15/26	175	264
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,632
United States Treasury Note/Bond	6.375%	8/15/27	185	279
United States Treasury Note/Bond	5.500%	8/15/28	2,205	3,089
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,962
United States Treasury Note/Bond	5.250%	2/15/29	6,490	8,889
United States Treasury Note/Bond	6.125%	8/15/29	930	1,398
United States Treasury Note/Bond	6.250%	5/15/30	550	844
United States Treasury Note/Bond	4.500%	2/15/36	500	649
United States Treasury Note/Bond	4.750%	2/15/37	3,550	4,785
United States Treasury Note/Bond	5.000%	5/15/37	1,575	2,200
United States Treasury Note/Bond	4.375%	2/15/38	5,725	7,336
United States Treasury Note/Bond	4.500%	5/15/38	2,625	3,430
United States Treasury Note/Bond	3.500%	2/15/39	1,175	1,311
United States Treasury Note/Bond	4.250%	5/15/39	4,175	5,272
United States Treasury Note/Bond	4.500%	8/15/39	16,616	21,816
United States Treasury Note/Bond	4.375%	11/15/39	7,417	9,563
United States Treasury Note/Bond	4.625%	2/15/40	2,350	3,149

United States Treasury Note/Bond	4.375%	5/15/40	1,060	1,368
United States Treasury Note/Bond	3.875%	8/15/40	5,455	6,501
United States Treasury Note/Bond	4.250%	11/15/40	10,125	12,844
United States Treasury Note/Bond	4.750%	2/15/41	4,371	5,994
United States Treasury Note/Bond	4.375%	5/15/41	7,615	9,870
				899,594
Agency Bonds and Notes (4.8%)
1 Citibank NA	1.750%	12/28/12	550	559
1 Citigroup Funding Inc.	1.875%	10/22/12	475	483
1 Citigroup Funding Inc.	2.250%	12/10/12	125	128
Egypt Government AID Bonds	4.450%	9/15/15	650	734
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	135	137
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	78
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	102
2 Federal Farm Credit Bank	4.500%	10/17/12	100	104
2 Federal Farm Credit Bank	1.875%	12/7/12	250	254
2 Federal Farm Credit Bank	1.750%	2/21/13	225	229
2 Federal Farm Credit Bank	1.375%	6/25/13	150	153
2 Federal Farm Credit Bank	3.875%	10/7/13	150	160
2 Federal Farm Credit Bank	1.125%	2/27/14	200	203
2 Federal Farm Credit Bank	2.625%	4/17/14	250	263
2 Federal Farm Credit Bank	3.000%	9/22/14	300	320
2 Federal Farm Credit Bank	1.625%	11/19/14	175	180
2 Federal Farm Credit Bank	1.500%	11/16/15	200	204
2 Federal Farm Credit Bank	4.875%	12/16/15	175	203
2 Federal Farm Credit Bank	5.125%	8/25/16	225	266
2 Federal Farm Credit Bank	4.875%	1/17/17	250	293
2 Federal Farm Credit Bank	5.150%	11/15/19	500	609
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	75	85
2 Federal Home Loan Banks	1.500%	1/16/13	2,175	2,207
2 Federal Home Loan Banks	1.625%	3/20/13	225	229
2 Federal Home Loan Banks	1.000%	3/27/13	1,225	1,237
2 Federal Home Loan Banks	3.875%	6/14/13	175	185
2 Federal Home Loan Banks	1.875%	6/21/13	2,565	2,629
2 Federal Home Loan Banks	5.125%	8/14/13	530	576
2 Federal Home Loan Banks	4.000%	9/6/13	825	881
2 Federal Home Loan Banks	5.250%	9/13/13	875	956
2 Federal Home Loan Banks	4.500%	9/16/13	350	378
2 Federal Home Loan Banks	3.625%	10/18/13	475	506
2 Federal Home Loan Banks	4.875%	11/27/13	675	739
2 Federal Home Loan Banks	3.125%	12/13/13	600	634
2 Federal Home Loan Banks	0.875%	12/27/13	800	807
2 Federal Home Loan Banks	1.375%	5/28/14	800	817
2 Federal Home Loan Banks	2.500%	6/13/14	375	394
2 Federal Home Loan Banks	5.500%	8/13/14	700	797
2 Federal Home Loan Banks	4.500%	11/14/14	350	391
2 Federal Home Loan Banks	2.750%	12/12/14	200	213
2 Federal Home Loan Banks	3.125%	3/11/16	875	948
2 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,191
2 Federal Home Loan Banks	5.125%	10/19/16	525	622
2 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,405
2 Federal Home Loan Banks	4.875%	5/17/17	550	652
2 Federal Home Loan Banks	5.000%	11/17/17	225	270
2 Federal Home Loan Banks	5.375%	8/15/18	150	184
2 Federal Home Loan Banks	4.125%	3/13/20	175	200
2 Federal Home Loan Banks	5.250%	12/11/20	425	522
2 Federal Home Loan Banks	5.625%	6/11/21	35	44

2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,831
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,125
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	500	500
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	1,575	1,581
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	1,005
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	650	658
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	750	754
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	3,500	3,568
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	175	185
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	295
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	575	617
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	300	303
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	850	848
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	225	246
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	125	131
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	763
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,075	1,096
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,910
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,495
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,134
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	600	606
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	1,500	1,515
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	275	274
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	575	615
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	721
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	739
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	345
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,649
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	803
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	241
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	657
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,250	1,412
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	597
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,304
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	364
2 Federal National Mortgage Assn.	0.375%	12/28/12	350	350
2 Federal National Mortgage Assn.	3.625%	2/12/13	2,350	2,454
2 Federal National Mortgage Assn.	4.750%	2/21/13	600	636
2 Federal National Mortgage Assn.	0.750%	2/26/13	900	905
2 Federal National Mortgage Assn.	4.375%	3/15/13	250	264
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	797
2 Federal National Mortgage Assn.	1.750%	5/7/13	350	358
2 Federal National Mortgage Assn.	0.500%	8/9/13	5,050	5,057
2 Federal National Mortgage Assn.	1.250%	8/20/13	225	228
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,975	3,225
2 Federal National Mortgage Assn.	2.875%	12/11/13	325	342
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,600	1,609
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,500	1,578
2 Federal National Mortgage Assn.	1.250%	2/27/14	750	762
2 Federal National Mortgage Assn.	2.750%	3/13/14	2,425	2,553
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	472
2 Federal National Mortgage Assn.	1.125%	6/27/14	300	304
2 Federal National Mortgage Assn.	0.875%	8/28/14	1,500	1,510
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	481
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	811
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,325	1,323
2 Federal National Mortgage Assn.	2.625%	11/20/14	2,900	3,072

2	Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,374
2	Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,956
2	Federal National Mortgage Assn.	1.625%	10/26/15	450	461
2	Federal National Mortgage Assn.	5.000%	3/15/16	150	175
2	Federal National Mortgage Assn.	2.375%	4/11/16	450	475
2	Federal National Mortgage Assn.	5.250%	9/15/16	550	655
2	Federal National Mortgage Assn.	1.250%	9/28/16	650	649
2	Federal National Mortgage Assn.	4.875%	12/15/16	500	589
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,279
2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,377
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,209
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	249
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,435
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	472
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	447
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	375
2	Financing Corp. Fico	9.650%	11/2/18	225	336
1	General Electric Capital Corp.	2.125%	12/21/12	475	485
1	General Electric Capital Corp.	2.625%	12/28/12	350	360
	Israel Government AID Bond	5.500%	12/4/23	50	64
	Israel Government AID Bond	5.500%	4/26/24	475	608
1	JPMorgan Chase & Co.	2.125%	12/26/12	825	843
	Private Export Funding Corp.	3.050%	10/15/14	250	266
	Private Export Funding Corp.	2.250%	12/15/17	125	128
	Private Export Funding Corp.	4.375%	3/15/19	200	231
	Private Export Funding Corp.	4.300%	12/15/21	100	115
	Private Export Funding Corp.	2.800%	5/15/22	125	125
2	Tennessee Valley Authority	5.500%	7/18/17	275	333
2	Tennessee Valley Authority	4.500%	4/1/18	175	204
2	Tennessee Valley Authority	3.875%	2/15/21	250	281
2	Tennessee Valley Authority	6.750%	11/1/25	50	70
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,541
2	Tennessee Valley Authority	4.650%	6/15/35	175	205
2	Tennessee Valley Authority	5.880%	4/1/36	250	342
2	Tennessee Valley Authority	5.500%	6/15/38	100	132
2	Tennessee Valley Authority	5.250%	9/15/39	225	290
2	Tennessee Valley Authority	4.875%	1/15/48	100	124
2	Tennessee Valley Authority	5.375%	4/1/56	50	69
2	Tennessee Valley Authority	4.625%	9/15/60	100	121
3	US Central Federal Credit Union	1.900%	10/19/12	250	254
3	Western Corporate Federal Credit Union	1.750%	11/2/12	125	127
					115,170
Conventional Mortgage-Backed Securities (27.0%)
[2,4,5]Fannie Mae Pool		3.500%	2/1/26–4/1/41	19,698	20,492
[2,4,5]Fannie Mae Pool		4.000%	8/1/18–10/1/41	52,170	54,902
[2,4,5]Fannie Mae Pool		4.500%	3/1/14–10/1/41	53,632	57,095
[2,4,5]Fannie Mae Pool		5.000%	1/1/12–10/1/41	51,746	55,873
[2,4,5]Fannie Mae Pool		5.500%	9/1/14–11/1/41	45,430	49,620
[2,4,5]Fannie Mae Pool		6.000%	8/1/13–11/1/41	32,977	36,334
[2,4] Fannie Mae Pool		6.500%	11/1/14–11/1/38	10,845	12,031
[2,4] Fannie Mae Pool		7.000%	9/1/14–11/1/37	2,727	3,141
[2,4] Fannie Mae Pool		7.500%	11/1/11–7/1/32	178	197
[2,4] Fannie Mae Pool		8.000%	11/1/11–11/1/30	72	78
[2,4] Fannie Mae Pool		8.500%	7/1/22–4/1/31	30	35
[2,4] Fannie Mae Pool		9.000%	7/1/22–12/1/24	4	4
[2,4] Fannie Mae Pool		9.500%	12/1/18–2/1/25	5	5
[2,4] Fannie Mae Pool		10.000%	8/1/20–8/1/21	1	1

[2,4,5]Freddie Mac Gold Pool		3.500%	10/1/26–1/1/41	10,682	11,113
[2,4,5]Freddie Mac Gold Pool		4.000%	9/1/13–10/1/41	32,429	34,064
[2,4,5]Freddie Mac Gold Pool		4.500%	1/1/18–10/1/41	37,732	39,997
[2,4]	Freddie Mac Gold Pool	5.000%	10/1/17–8/1/40	34,082	36,691
[2,4,5]Freddie Mac Gold Pool		5.500%	12/1/13–7/1/39	33,560	36,422
[2,4]	Freddie Mac Gold Pool	6.000%	5/1/12–3/1/39	21,062	23,151
[2,4]	Freddie Mac Gold Pool	6.500%	3/1/12–4/1/39	5,634	6,293
[2,4]	Freddie Mac Gold Pool	7.000%	2/1/12–2/1/37	1,408	1,624
[2,4]	Freddie Mac Gold Pool	7.500%	11/1/11–10/1/30	101	118
[2,4]	Freddie Mac Gold Pool	8.000%	12/1/15–7/1/30	101	116
[2,4]	Freddie Mac Gold Pool	8.500%	3/1/23–11/1/30	50	58
[2,4]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	6	7
[2,4]	Freddie Mac Gold Pool	10.000%	3/1/17	2	2
[2,4]	Freddie Mac Non Gold Pool	10.000%	11/1/19	1	1
4	Ginnie Mae I Pool	3.500%	2/15/26–1/15/41	1,722	1,809
[4,5]	Ginnie Mae I Pool	4.000%	1/15/25–10/1/41	12,129	12,970
[4,5]	Ginnie Mae I Pool	4.500%	8/15/18–10/1/41	23,730	25,822
4	Ginnie Mae I Pool	5.000%	1/15/18–10/15/39	16,933	18,628
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/39	10,591	11,737
[4,5]	Ginnie Mae I Pool	6.000%	2/15/17–10/1/41	7,317	8,175
4	Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	2,505	2,859
4	Ginnie Mae I Pool	7.000%	5/15/23–1/15/32	282	326
4	Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	133	151
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	86	89
4	Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	22	23
4	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	19	20
4	Ginnie Mae I Pool	9.500%	4/15/17–12/15/21	5	6
4	Ginnie Mae I Pool	10.000%	5/15/20	1	1
4	Ginnie Mae I Pool	10.500%	5/15/19	10	10
[4,5]	Ginnie Mae II Pool	4.000%	3/20/26–10/1/41	11,054	11,825
[4,5]	Ginnie Mae II Pool	4.500%	4/20/40–10/1/41	27,301	29,593
[4,5]	Ginnie Mae II Pool	5.000%	3/20/18–10/1/41	19,899	21,874
4	Ginnie Mae II Pool	5.500%	6/20/34–5/20/41	7,143	7,914
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	4,079	4,567
4	Ginnie Mae II Pool	6.500% 12/20/35–12/20/37		1,395	1,588
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	127	147
					639,599
Nonconventional Mortgage-Backed Securities (1.0%)
[2,4] Fannie Mae Pool		2.417%	12/1/35	303	319
[2,4] Fannie Mae Pool		2.436%	2/1/36	47	48
[2,4] Fannie Mae Pool		2.520%	12/1/35	340	358
[2,4] Fannie Mae Pool		2.562%	1/1/35	193	205
[2,4] Fannie Mae Pool		2.578%	10/1/40	411	425
[2,4] Fannie Mae Pool		2.580%	12/1/40	218	225
[2,4] Fannie Mae Pool		2.627%	9/1/34	31	32
[2,4] Fannie Mae Pool		2.677%	4/1/36	169	182
[2,4] Fannie Mae Pool		2.685%	11/1/33	41	44
[2,4] Fannie Mae Pool		2.800%	8/1/35	361	369
[2,4] Fannie Mae Pool		2.864%	3/1/41	229	239
[2,4] Fannie Mae Pool		2.957%	12/1/40	161	167
[2,4] Fannie Mae Pool		3.013%	3/1/41	155	162
[2,4] Fannie Mae Pool		3.104%	12/1/40	253	264
[2,4] Fannie Mae Pool		3.138%	2/1/41	201	211
[2,4] Fannie Mae Pool		3.154%	2/1/41	242	252
[2,4] Fannie Mae Pool		3.187%	12/1/40	270	283
[2,4] Fannie Mae Pool		3.201%	8/1/40	344	359
[2,4] Fannie Mae Pool		3.224%	9/1/40	411	429

[2,4] Fannie Mae Pool	3.247%	10/1/40	333	349
[2,4] Fannie Mae Pool	3.275%	11/1/40	142	148
[2,4] Fannie Mae Pool	3.300%	1/1/40	196	204
[2,4] Fannie Mae Pool	3.385%	5/1/40	171	180
[2,4] Fannie Mae Pool	3.451%	12/1/39	532	557
[2,4] Fannie Mae Pool	3.508%	5/1/40	146	154
[2,4] Fannie Mae Pool	3.529%	3/1/40	416	437
[2,4] Fannie Mae Pool	3.617%	4/1/41	281	293
[2,4] Fannie Mae Pool	3.623%	11/1/39	163	172
[2,4] Fannie Mae Pool	3.868%	12/1/35	207	219
[2,4] Fannie Mae Pool	4.500%	11/1/34	149	158
[2,4] Fannie Mae Pool	4.564%	8/1/37	269	282
[2,4] Fannie Mae Pool	4.572%	8/1/35	346	367
[2,4] Fannie Mae Pool	5.010%	12/1/33	59	63
[2,4] Fannie Mae Pool	5.056%	3/1/38	210	227
[2,4] Fannie Mae Pool	5.061%	3/1/37	129	138
[2,4] Fannie Mae Pool	5.127%	8/1/38	13	14
[2,4] Fannie Mae Pool	5.266%	7/1/38	22	24
[2,4] Fannie Mae Pool	5.360%	12/1/35	167	182
[2,4] Fannie Mae Pool	5.405%	1/1/37	99	107
[2,4] Fannie Mae Pool	5.484%	3/1/37	101	105
[2,4] Fannie Mae Pool	5.572%	2/1/37	221	229
[2,4] Fannie Mae Pool	5.582%	5/1/36	101	110
[2,4] Fannie Mae Pool	5.646%	3/1/37	368	381
[2,4] Fannie Mae Pool	5.655%	3/1/37	179	185
[2,4] Fannie Mae Pool	5.680%	6/1/37	76	82
[2,4] Fannie Mae Pool	5.682%	4/1/37	58	60
[2,4] Fannie Mae Pool	5.709%	4/1/37	145	157
[2,4] Fannie Mae Pool	5.731%	12/1/37	285	318
[2,4] Fannie Mae Pool	5.736%	2/1/37	260	276
[2,4] Fannie Mae Pool	5.884%	8/1/37	136	143
[2,4] Fannie Mae Pool	5.894%	11/1/36	235	253
[2,4] Fannie Mae Pool	5.913%	6/1/36	25	27
[2,4] Fannie Mae Pool	5.917%	10/1/37	178	193
[2,4] Fannie Mae Pool	6.259%	9/1/37	109	116
[2,4] Freddie Mac Non Gold Pool	2.477%	1/1/35	12	13
[2,4] Freddie Mac Non Gold Pool	2.487%	12/1/34	188	198
[2,4] Freddie Mac Non Gold Pool	2.507%	3/1/36	173	183
[2,4] Freddie Mac Non Gold Pool	2.563%	12/1/34	83	88
[2,4] Freddie Mac Non Gold Pool	2.635%	12/1/40	230	238
[2,4] Freddie Mac Non Gold Pool	2.703%	12/1/40	351	364
[2,4] Freddie Mac Non Gold Pool	2.780%	11/1/40	218	227
[2,4] Freddie Mac Non Gold Pool	2.829%	1/1/41	225	232
[2,4] Freddie Mac Non Gold Pool	2.983%	2/1/41	320	334
[2,4] Freddie Mac Non Gold Pool	3.087%	3/1/41	215	224
[2,4] Freddie Mac Non Gold Pool	3.155%	11/1/40	274	287
[2,4] Freddie Mac Non Gold Pool	3.296%	6/1/40	202	211
[2,4] Freddie Mac Non Gold Pool	3.335%	4/1/40	243	254
[2,4] Freddie Mac Non Gold Pool	3.352%	5/1/40	115	121
[2,4] Freddie Mac Non Gold Pool	3.450%	5/1/40	129	135
[2,4] Freddie Mac Non Gold Pool	3.577%	6/1/40	280	294
[2,4] Freddie Mac Non Gold Pool	3.603%	6/1/40	517	543
[2,4] Freddie Mac Non Gold Pool	3.616%	1/1/40	243	255
[2,4] Freddie Mac Non Gold Pool	3.672%	9/1/40	381	401
[2,4] Freddie Mac Non Gold Pool	3.979%	3/1/40	415	437
[2,4] Freddie Mac Non Gold Pool	4.608%	11/1/34	111	117
[2,4] Freddie Mac Non Gold Pool	4.617%	7/1/35	91	97

[2,4] Freddie Mac Non Gold Pool		4.725%	5/1/38	76	81
[2,4] Freddie Mac Non Gold Pool		5.044%	5/1/35	147	159
[2,4] Freddie Mac Non Gold Pool		5.165%	12/1/36	188	194
[2,4] Freddie Mac Non Gold Pool		5.253%	3/1/38	285	309
[2,4] Freddie Mac Non Gold Pool		5.362%	12/1/35	107	112
[2,4] Freddie Mac Non Gold Pool		5.413%	4/1/37	221	229
[2,4] Freddie Mac Non Gold Pool		5.426%	3/1/37	162	170
[2,4] Freddie Mac Non Gold Pool		5.506%	1/1/38	183	197
[2,4] Freddie Mac Non Gold Pool		5.507%	2/1/36	122	132
[2,4] Freddie Mac Non Gold Pool		5.543%	4/1/37	100	104
[2,4] Freddie Mac Non Gold Pool		5.571%	4/1/37	139	150
[2,4] Freddie Mac Non Gold Pool		5.699%	6/1/37	385	401
[2,4] Freddie Mac Non Gold Pool		5.727%	9/1/36	505	540
[2,4] Freddie Mac Non Gold Pool		5.751%	5/1/36	86	92
[2,4] Freddie Mac Non Gold Pool		5.785%	10/1/37	114	120
[2,4] Freddie Mac Non Gold Pool		5.829%	8/1/37	158	170
[2,4] Freddie Mac Non Gold Pool		5.855%	5/1/37	170	184
[2,4] Freddie Mac Non Gold Pool		5.891%	12/1/36	72	78
[2,4] Freddie Mac Non Gold Pool		6.070%	12/1/36–10/1/37	178	194
[2,4] Freddie Mac Non Gold Pool		6.127%	6/1/37	93	99
[2,4] Freddie Mac Non Gold Pool		6.385%	2/1/37	75	81
4	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	1,178	1,210
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	385	402
4	Ginnie Mae II Pool	3.500%	1/20/41	218	230
4	Ginnie Mae II Pool	4.000%	12/20/39	375	398
4	Ginnie Mae II Pool	4.500%	10/20/39	30	33
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	107	114
					22,919
Total U.S. Government and Agency Obligations (Cost $1,577,179)					1,677,282
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	17	17
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	50	52
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	510	541
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.234%	11/10/42	75	76
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	115	111
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.921%	5/10/45	140	153
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.956%	5/10/45	85	70
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	475	515
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	5	5
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	700	764
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.120%	10/10/45	700	705
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.176%	10/10/45	10	10
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	500	543

[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	50	50
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.367%	9/10/47	90	83
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	425	445
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	50	43
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.523%	1/15/49	75	45
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.395%	2/10/51	500	549
7	Bank of Scotland plc	5.250%	2/21/17	375	413
4	Bear Stearns Commercial Mortgage
	Securities	5.704%	4/12/38	175	191
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.705%	4/12/38	125	122
4	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	350	357
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	150	143
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	75	61
4	Bear Stearns Commercial Mortgage
	Securities	5.619%	3/11/39	125	134
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	425	445
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	200	207
4	Bear Stearns Commercial Mortgage
	Securities	5.853%	6/11/40	569	578
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	75	50
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	110	97
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	95	94
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	219	217
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	150	150
4	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	60	53
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	825	914
4	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	175	182
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	327	329
4	Bear Stearns Commercial Mortgage
	Securities	5.294%	10/12/42	350	386
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	190	174
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	100	81
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	429	442

4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	150	160
4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	575	617
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	125	113
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	34	35
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,149
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	185	223
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	43	43
4	Chase Issuance Trust	4.650%	3/15/15	1,000	1,056
4	Chase Issuance Trust	5.400%	7/15/15	250	271
7	Cie de Financement Foncier	2.125%	4/22/13	150	149
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	583
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	111
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	150
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	25	25
[4,6] Citigroup Commercial Mortgage Trust		5.922%	3/15/49	425	472
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	100	93
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	50	41
[4,6] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	600	648
[4,6] Citigroup Commercial Mortgage Trust		5.886%	12/10/49	135	123
[4,6] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	190	168
[4,6] Citigroup Commercial Mortgage Trust		6.274%	12/10/49	425	465
[4,6] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	25	25
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.398%	7/15/44	300	326
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	500	537
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	250	220
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	75	42
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	100	103
[4,7] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	518	558
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	425	438
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	500	530
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	275	298
4	Commercial Mortgage Pass Through
	Certificates	5.943%	6/10/46	450	492
[4,6] Commercial Mortgage Pass Through
	Certificates	5.968%	6/10/46	100	94
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	140	141
[4,6] Commercial Mortgage Pass Through
	Certificates	6.008%	12/10/49	550	595
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	260	274
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	25	23

[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	130	138
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	85	80
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	50	51
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	75	68
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	85	72
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	600	641
4	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	30	27
4	Credit Suisse Mortgage Capital Certificates	5.594%	2/15/39	175	189
[4,6] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	200	189
[4,6] Credit Suisse Mortgage Capital Certificates		5.595%	2/15/39	75	63
[4,6] Credit Suisse Mortgage Capital Certificates		5.903%	6/15/39	200	210
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	42
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	150	156
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	186
[4,6] CW Capital Cobalt Ltd.		6.011%	5/15/46	200	211
4	Discover Card Master Trust	5.650%	12/15/15	600	649
4	Discover Card Master Trust	5.650%	3/16/20	225	270
[4,6] First Union Commercial Mortgage Trust		6.751%	10/15/35	68	70
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	43	43
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	232	233
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	125	128
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	425	437
[4,6] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	175	163
[4,6] GE Capital Commercial Mortgage Corp.		5.510%	3/10/44	425	457
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	134	141
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	90	92
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	350	373
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	40	41
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	320
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	50	51
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	103
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	742
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	195	196
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	775	816
[4,6] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	150	130
[4,6] Greenwich Capital Commercial Funding Corp.		6.074%	7/10/38	100	94
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	43
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,200	1,267
[4,6] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	50	46
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	207	209
[4,6] GS Mortgage Securities Corp. II		5.553%	4/10/38	650	685
[4,6] GS Mortgage Securities Corp. II		5.622%	4/10/38	150	138
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	300	319
[4,6] GS Mortgage Securities Corp. II		3.707%	8/10/44	80	81
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	111	112
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	75	77
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	171	175
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	75	77

[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.534%	8/12/37	50	45
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	39	39
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	809	855
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	150	158
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.790%	6/12/41	500	545
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	105	105
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.496%	1/12/43	5	5
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.636%	12/12/44	75	70
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.685%	12/12/44	25	18
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.414%	12/15/44	105	109
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.493%	12/15/44	35	31
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	90	69
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	275	303
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.072%	4/15/45	40	38
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	175	156
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	50	36
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	115	110
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	200	213
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	250	260
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.004%	6/15/49	300	315
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	525	567
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	213	215
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.098%	2/12/51	75	67
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	745
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	310	331
[4,6] LB-UBS Commercial Mortgage Trust		5.150%	4/15/30	106	115
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	270
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	71
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	475	488
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	100	104
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	335
[4,6] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	225	239
[4,6] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	475	520
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	58

4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	75	79
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	325	335
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	111
[4,6] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	50	45
[4,6] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	75	61
[4,6] LB-UBS Commercial Mortgage Trust		6.312%	4/15/41	130	116
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	600	630
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	275	289
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	20	19
4	Merrill Lynch Mortgage Trust	5.854%	5/12/39	400	435
[4,6] Merrill Lynch Mortgage Trust		5.855%	5/12/39	50	48
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	116
[4,6] Merrill Lynch Mortgage Trust		5.802%	8/12/43	75	53
[4,6] Merrill Lynch Mortgage Trust		5.291%	1/12/44	350	386
[4,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	85	73
[4,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	500	525
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	500	534
[4,6] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.706%	2/12/39	25	20
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.096%	6/12/46	600	654
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	85	79
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	465	476
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	238	241
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	125	133
4	Morgan Stanley Capital I	4.970%	4/14/40	575	603
[4,6] Morgan Stanley Capital I		5.110%	6/15/40	65	70
4	Morgan Stanley Capital I	5.270%	6/13/41	200	214
[4,6] Morgan Stanley Capital I		5.991%	8/12/41	50	51
4	Morgan Stanley Capital I	5.360%	11/12/41	200	183
[4,6] Morgan Stanley Capital I		4.840%	12/13/41	35	32
4	Morgan Stanley Capital I	4.970%	12/15/41	425	450
4	Morgan Stanley Capital I	5.168%	1/14/42	125	134
[4,6] Morgan Stanley Capital I		5.795%	6/11/42	150	167
[4,6] Morgan Stanley Capital I		5.795%	6/11/42	50	48
4	Morgan Stanley Capital I	4.989%	8/13/42	225	243
[4,6] Morgan Stanley Capital I		5.073%	8/13/42	95	76
4	Morgan Stanley Capital I	5.230%	9/15/42	750	819
4	Morgan Stanley Capital I	5.897%	10/15/42	240	262
[4,6] Morgan Stanley Capital I		5.902%	10/15/42	100	83
[4,6] Morgan Stanley Capital I		5.902%	10/15/42	20	19
[4,6] Morgan Stanley Capital I		5.374%	11/14/42	400	434
4	Morgan Stanley Capital I	6.455%	1/11/43	475	543
4	Morgan Stanley Capital I	5.332%	12/15/43	200	215
[4,6] Morgan Stanley Capital I		5.598%	3/12/44	300	323
[4,6] Morgan Stanley Capital I		5.773%	7/12/44	125	126
[4,6] Morgan Stanley Capital I		5.793%	7/12/44	115	97
4	Morgan Stanley Capital I	4.660%	9/13/45	100	106
[4,6] Morgan Stanley Capital I		5.692%	4/15/49	450	468
[4,6] Morgan Stanley Capital I		5.871%	4/15/49	125	95
[4,6] Morgan Stanley Capital I		5.544%	11/12/49	100	95
4	Morgan Stanley Capital I	5.809%	12/12/49	425	460
[4,6] Morgan Stanley Capital I		6.313%	12/12/49	125	114

4	Morgan Stanley Capital I	5.090%	10/12/52	112	112
[4,6] Morgan Stanley Capital I		5.204%	10/12/52	150	144
4	Morgan Stanley Capital I	4.770%	7/15/56	85	76
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	700	725
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	22	22
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	505	521
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	129	131
7	Northern Rock Asset Management plc	5.625%	6/22/17	150	164
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	88	89
4	PSE&G Transition Funding LLC	6.890%	12/15/17	600	725
7	Royal Bank of Canada	3.125%	4/14/15	225	239
[4,6] TIAA Seasoned Commercial Mortgage Trust		5.947%	8/15/39	85	78
4	USAA Auto Owner Trust	4.710%	2/18/14	237	240
[4,6] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	115	120
[4,6] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	325	344
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	18	18
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	391	416
[4,6] Wachovia Bank Commercial Mortgage Trust		5.495%	7/15/41	275	297
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	636
[4,6] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	250	269
[4,6] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	50	46
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	190
[4,6] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	475	520
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	857
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	35	35
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	68
[4,6] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	775	844
[4,6] Wachovia Bank Commercial Mortgage Trust		5.381%	10/15/44	35	33
[4,6] Wachovia Bank Commercial Mortgage Trust		5.444%	12/15/44	500	543
[4,6] Wachovia Bank Commercial Mortgage Trust		5.494%	12/15/44	50	47
[4,6] Wachovia Bank Commercial Mortgage Trust		6.173%	6/15/45	34	32
[4,6] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	440	483
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	100	107
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	425	454
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $57,126)					62,307
Corporate Bonds (20.4%)
Finance (7.1%)
	Banking (4.7%)
	Abbey National Treasury Services plc	2.875%	4/25/14	75	71
	Abbey National Treasury Services plc	4.000%	4/27/16	575	526
	American Express Bank FSB	5.550%	10/17/12	250	260
	American Express Bank FSB	5.500%	4/16/13	350	368
	American Express Centurion Bank	5.950%	6/12/17	50	56
	American Express Centurion Bank	6.000%	9/13/17	625	702
	American Express Co.	7.250%	5/20/14	175	198
	American Express Co.	5.500%	9/12/16	100	113
	American Express Co.	6.150%	8/28/17	100	115
	American Express Co.	7.000%	3/19/18	675	799
	American Express Co.	8.125%	5/20/19	175	221
	American Express Co.	8.150%	3/19/38	50	71
4	American Express Co.	6.800%	9/1/66	200	192
	American Express Credit Corp.	5.875%	5/2/13	700	743
	American Express Credit Corp.	5.125%	8/25/14	50	54
	American Express Credit Corp.	2.750%	9/15/15	700	702
	American Express Credit Corp.	2.800%	9/19/16	50	50
	Banco Santander Chile	2.875%	11/13/12	50	50
7	BanColombia SA	4.250%	1/12/16	275	268

Bank of America Corp.	4.875%	1/15/13	450	444
Bank of America Corp.	4.900%	5/1/13	475	471
Bank of America Corp.	7.375%	5/15/14	275	284
Bank of America Corp.	5.125%	11/15/14	1,550	1,531
Bank of America Corp.	4.500%	4/1/15	200	189
Bank of America Corp.	4.750%	8/1/15	500	480
Bank of America Corp.	3.700%	9/1/15	250	230
Bank of America Corp.	5.250%	12/1/15	75	70
Bank of America Corp.	3.625%	3/17/16	100	91
Bank of America Corp.	3.750%	7/12/16	450	409
Bank of America Corp.	6.500%	8/1/16	375	372
Bank of America Corp.	5.750%	8/15/16	100	92
Bank of America Corp.	5.420%	3/15/17	125	109
Bank of America Corp.	5.750%	12/1/17	175	164
Bank of America Corp.	5.650%	5/1/18	975	911
Bank of America Corp.	7.625%	6/1/19	300	312
Bank of America NA	5.300%	3/15/17	1,125	1,006
Bank of Montreal	2.125%	6/28/13	150	153
Bank of New York Mellon Corp.	4.950%	11/1/12	300	314
Bank of New York Mellon Corp.	4.500%	4/1/13	50	53
Bank of New York Mellon Corp.	4.300%	5/15/14	150	161
Bank of New York Mellon Corp.	4.950%	3/15/15	200	216
Bank of New York Mellon Corp.	2.500%	1/15/16	450	457
Bank of New York Mellon Corp.	5.450%	5/15/19	200	229
Bank of New York Mellon Corp.	3.550%	9/23/21	400	396
Bank of Nova Scotia	2.250%	1/22/13	200	204
Bank of Nova Scotia	2.375%	12/17/13	625	643
Bank of Nova Scotia	2.900%	3/29/16	500	519
Bank One Corp.	5.250%	1/30/13	50	52
Bank One Corp.	4.900%	4/30/15	100	104
Barclays Bank plc	2.500%	1/23/13	200	199
Barclays Bank plc	5.200%	7/10/14	600	614
Barclays Bank plc	3.900%	4/7/15	400	393
Barclays Bank plc	5.000%	9/22/16	675	673
Barclays Bank plc	5.125%	1/8/20	650	638
BB&T Capital Trust II	6.750%	6/7/36	175	174
4 BB&T Capital Trust IV	6.820%	6/12/77	25	26
BB&T Corp.	4.750%	10/1/12	250	256
BB&T Corp.	5.200%	12/23/15	625	672
BB&T Corp.	4.900%	6/30/17	75	80
BBVA US Senior SAU	3.250%	5/16/14	175	164
Bear Stearns Cos. LLC	5.700%	11/15/14	550	595
Bear Stearns Cos. LLC	5.300%	10/30/15	50	54
Bear Stearns Cos. LLC	5.550%	1/22/17	650	675
Bear Stearns Cos. LLC	6.400%	10/2/17	400	454
Bear Stearns Cos. LLC	7.250%	2/1/18	325	381
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	400	396
BNP Paribas SA	3.250%	3/11/15	50	49
BNP Paribas SA	3.600%	2/23/16	525	512
BNP Paribas SA	5.000%	1/15/21	625	618
BNY Mellon NA	4.750%	12/15/14	50	54
Branch Banking & Trust Co.	5.625%	9/15/16	175	197
Canadian Imperial Bank of Commerce	1.450%	9/13/13	75	75
Capital One Bank USA NA	8.800%	7/15/19	900	1,033
4 Capital One Capital III	7.686%	8/1/66	125	122
Capital One Capital IV	6.745%	2/17/37	75	72

	Capital One Capital V	10.250%	8/15/39	50	51
	Capital One Capital VI	8.875%	5/15/40	50	50
	Capital One Financial Corp.	5.500%	6/1/15	25	27
	Capital One Financial Corp.	3.150%	7/15/16	250	246
	Capital One Financial Corp.	6.150%	9/1/16	125	131
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	75	85
	Capital One Financial Corp.	4.750%	7/15/21	50	50
[4,7] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	500	574
	Citigroup Inc.	5.300%	10/17/12	1,050	1,076
	Citigroup Inc.	5.500%	4/11/13	675	695
	Citigroup Inc.	6.500%	8/19/13	500	524
	Citigroup Inc.	6.000%	12/13/13	350	367
	Citigroup Inc.	5.125%	5/5/14	100	102
	Citigroup Inc.	6.375%	8/12/14	50	53
	Citigroup Inc.	5.000%	9/15/14	975	958
	Citigroup Inc.	5.500%	10/15/14	300	312
	Citigroup Inc.	6.010%	1/15/15	200	212
	Citigroup Inc.	4.750%	5/19/15	200	205
	Citigroup Inc.	4.700%	5/29/15	50	51
	Citigroup Inc.	4.587%	12/15/15	200	203
	Citigroup Inc.	5.300%	1/7/16	225	234
	Citigroup Inc.	3.953%	6/15/16	100	100
	Citigroup Inc.	6.000%	8/15/17	225	240
	Citigroup Inc.	6.125%	11/21/17	575	615
	Citigroup Inc.	6.125%	5/15/18	875	940
	Citigroup Inc.	8.500%	5/22/19	300	360
	Citigroup Inc.	6.625%	6/15/32	100	91
	Citigroup Inc.	5.875%	2/22/33	250	208
	Citigroup Inc.	6.000%	10/31/33	350	301
	Citigroup Inc.	6.125%	8/25/36	75	64
	Citigroup Inc.	5.875%	5/29/37	325	315
	Citigroup Inc.	6.875%	3/5/38	400	429
	Citigroup Inc.	8.125%	7/15/39	575	702
	Comerica Bank	5.750%	11/21/16	225	250
	Comerica Bank	5.200%	8/22/17	75	82
	Compass Bank	6.400%	10/1/17	75	79
	Compass Bank	5.900%	4/1/26	50	49
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	125	125
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	950	1,025
	Countrywide Financial Corp.	6.250%	5/15/16	125	110
4	Credit Suisse AG	5.860%	5/29/49	225	176
	Credit Suisse New York	5.000%	5/15/13	465	480
	Credit Suisse New York	2.200%	1/14/14	675	663
	Credit Suisse New York	3.500%	3/23/15	525	523
	Credit Suisse New York	5.300%	8/13/19	250	252
	Credit Suisse New York	5.400%	1/14/20	675	649
	Credit Suisse New York	4.375%	8/5/20	450	433
	Credit Suisse USA Inc.	5.500%	8/15/13	200	210
	Credit Suisse USA Inc.	5.125%	1/15/14	100	105
	Credit Suisse USA Inc.	4.875%	1/15/15	635	665
	Credit Suisse USA Inc.	5.125%	8/15/15	75	79
	Deutsche Bank AG	3.250%	1/11/16	375	369
	Deutsche Bank AG	5.375%	10/12/12	200	205
	Deutsche Bank AG	2.375%	1/11/13	150	149

Deutsche Bank AG	4.875%	5/20/13	575	593
Deutsche Bank AG	3.450%	3/30/15	300	299
Deutsche Bank AG	6.000%	9/1/17	550	605
Deutsche Bank Financial LLC	5.375%	3/2/15	300	309
Fifth Third Bancorp	3.625%	1/25/16	400	405
Fifth Third Bancorp	8.250%	3/1/38	225	273
4 Fifth Third Capital Trust IV	6.500%	4/15/67	300	285
First Horizon National Corp.	5.375%	12/15/15	625	633
First Niagara Financial Group Inc.	6.750%	3/19/20	50	55
First Tennessee Bank NA	5.050%	1/15/15	50	50
Golden West Financial Corp.	4.750%	10/1/12	75	78
Goldman Sachs Capital I	6.345%	2/15/34	400	344
Goldman Sachs Group Inc.	5.450%	11/1/12	275	282
Goldman Sachs Group Inc.	4.750%	7/15/13	1,225	1,258
Goldman Sachs Group Inc.	5.250%	10/15/13	225	233
Goldman Sachs Group Inc.	5.150%	1/15/14	635	658
Goldman Sachs Group Inc.	5.000%	10/1/14	175	182
Goldman Sachs Group Inc.	5.125%	1/15/15	640	661
Goldman Sachs Group Inc.	3.700%	8/1/15	550	537
Goldman Sachs Group Inc.	5.350%	1/15/16	525	543
Goldman Sachs Group Inc.	3.625%	2/7/16	375	364
Goldman Sachs Group Inc.	5.750%	10/1/16	425	447
Goldman Sachs Group Inc.	5.625%	1/15/17	450	441
Goldman Sachs Group Inc.	6.250%	9/1/17	475	494
Goldman Sachs Group Inc.	5.950%	1/18/18	825	848
Goldman Sachs Group Inc.	6.150%	4/1/18	200	207
Goldman Sachs Group Inc.	7.500%	2/15/19	75	83
Goldman Sachs Group Inc.	5.375%	3/15/20	450	445
Goldman Sachs Group Inc.	6.000%	6/15/20	205	210
Goldman Sachs Group Inc.	5.250%	7/27/21	475	470
Goldman Sachs Group Inc.	5.950%	1/15/27	300	290
Goldman Sachs Group Inc.	6.125%	2/15/33	125	126
Goldman Sachs Group Inc.	6.450%	5/1/36	300	275
Goldman Sachs Group Inc.	6.750%	10/1/37	1,275	1,163
Goldman Sachs Group Inc.	6.250%	2/1/41	675	654
7 HBOS plc	6.750%	5/21/18	150	131
HSBC Bank USA NA	4.875%	8/24/20	250	234
HSBC Bank USA NA	5.625%	8/15/35	250	225
HSBC Holdings plc	5.100%	4/5/21	1,075	1,115
HSBC Holdings plc	7.625%	5/17/32	100	105
HSBC Holdings plc	7.350%	11/27/32	100	107
HSBC Holdings plc	6.500%	5/2/36	500	493
HSBC Holdings plc	6.500%	9/15/37	450	438
HSBC Holdings plc	6.800%	6/1/38	50	50
Huntington Bancshares Inc.	7.000%	12/15/20	25	28
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	149
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	75	75
4 JP Morgan Chase Capital XX	6.550%	9/15/66	125	125
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	225	226
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	225
JPMorgan Chase & Co.	5.375%	10/1/12	675	704
JPMorgan Chase & Co.	5.750%	1/2/13	725	758
JPMorgan Chase & Co.	4.750%	5/1/13	475	499
JPMorgan Chase & Co.	1.650%	9/30/13	265	267
JPMorgan Chase & Co.	2.050%	1/24/14	260	261
JPMorgan Chase & Co.	4.875%	3/15/14	230	240
JPMorgan Chase & Co.	4.650%	6/1/14	400	425

JPMorgan Chase & Co.	5.125%	9/15/14	410	431
JPMorgan Chase & Co.	3.700%	1/20/15	250	256
JPMorgan Chase & Co.	4.750%	3/1/15	25	26
JPMorgan Chase & Co.	5.250%	5/1/15	425	446
JPMorgan Chase & Co.	5.150%	10/1/15	375	396
JPMorgan Chase & Co.	2.600%	1/15/16	150	146
JPMorgan Chase & Co.	3.450%	3/1/16	275	275
JPMorgan Chase & Co.	3.150%	7/5/16	275	273
JPMorgan Chase & Co.	6.125%	6/27/17	75	82
JPMorgan Chase & Co.	6.000%	1/15/18	450	503
JPMorgan Chase & Co.	6.300%	4/23/19	1,475	1,667
JPMorgan Chase & Co.	4.400%	7/22/20	575	581
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,086
JPMorgan Chase & Co.	5.500%	10/15/40	200	213
JPMorgan Chase Bank NA	5.875%	6/13/16	25	26
JPMorgan Chase Bank NA	6.000%	10/1/17	300	314
JPMorgan Chase Capital XXVII	7.000%	11/1/39	150	150
KeyBank NA	4.950%	9/15/15	150	160
KeyBank NA	5.450%	3/3/16	150	162
KeyCorp	6.500%	5/14/13	150	160
KeyCorp	5.100%	3/24/21	25	25
Lloyds TSB Bank plc	4.875%	1/21/16	200	195
Lloyds TSB Bank plc	6.375%	1/21/21	575	565
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	293
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	221
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	149
MBNA Corp.	6.125%	3/1/13	125	125
MBNA Corp.	5.000%	6/15/15	50	48
Mellon Funding Corp.	5.000%	12/1/14	300	324
Merrill Lynch & Co. Inc.	5.450%	2/5/13	200	197
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	450
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	146
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	220
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	483
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	209
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	268
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	382
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,157
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	70
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	314
Merrill Lynch & Co. Inc.	6.110%	1/29/37	175	139
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,545	1,419
Morgan Stanley	5.300%	3/1/13	200	201
Morgan Stanley	2.875%	1/24/14	950	929
Morgan Stanley	4.750%	4/1/14	525	499
Morgan Stanley	6.000%	5/13/14	500	506
Morgan Stanley	4.200%	11/20/14	475	463
Morgan Stanley	4.100%	1/26/15	225	215
Morgan Stanley	6.000%	4/28/15	725	728
Morgan Stanley	5.375%	10/15/15	175	173
Morgan Stanley	3.450%	11/2/15	700	645
Morgan Stanley	3.800%	4/29/16	575	527
Morgan Stanley	5.750%	10/18/16	375	368
Morgan Stanley	5.450%	1/9/17	575	555
Morgan Stanley	5.550%	4/27/17	50	48
Morgan Stanley	5.950%	12/28/17	375	366
Morgan Stanley	6.625%	4/1/18	450	449

	Morgan Stanley	7.300%	5/13/19	525	539
	Morgan Stanley	5.625%	9/23/19	800	743
	Morgan Stanley	5.500%	1/26/20	275	253
	Morgan Stanley	5.500%	7/24/20	175	159
	Morgan Stanley	5.750%	1/25/21	150	137
	Morgan Stanley	6.250%	8/9/26	450	450
	Morgan Stanley	7.250%	4/1/32	150	155
	National City Corp.	4.900%	1/15/15	500	541
4	National City Preferred Capital Trust I	12.000%	12/29/49	125	129
	Northern Trust Corp.	5.500%	8/15/13	50	54
	Northern Trust Corp.	4.625%	5/1/14	100	108
	Northern Trust Corp.	3.375%	8/23/21	100	101
	PNC Bank NA	4.875%	9/21/17	375	393
	PNC Bank NA	6.000%	12/7/17	100	109
	PNC Funding Corp.	3.625%	2/8/15	75	78
	PNC Funding Corp.	5.250%	11/15/15	100	108
	PNC Funding Corp.	5.625%	2/1/17	75	82
	PNC Funding Corp.	6.700%	6/10/19	25	30
	PNC Funding Corp.	5.125%	2/8/20	150	166
	PNC Funding Corp.	4.375%	8/11/20	225	237
	Royal Bank of Canada	2.100%	7/29/13	1,150	1,177
	Royal Bank of Canada	2.625%	12/15/15	150	155
	Royal Bank of Canada	2.875%	4/19/16	150	155
	Royal Bank of Scotland Group plc	5.050%	1/8/15	125	116
	Royal Bank of Scotland Group plc	6.400%	10/21/19	650	621
	Royal Bank of Scotland plc	3.250%	1/11/14	275	265
7	Royal Bank of Scotland plc	4.875%	8/25/14	100	100
	Royal Bank of Scotland plc	4.875%	3/16/15	450	438
	Royal Bank of Scotland plc	3.950%	9/21/15	25	24
	Royal Bank of Scotland plc	4.375%	3/16/16	75	72
	Royal Bank of Scotland plc	5.625%	8/24/20	200	193
	Royal Bank of Scotland plc	6.125%	1/11/21	250	247
	Santander UK plc	7.950%	10/26/29	200	184
	SouthTrust Corp.	5.800%	6/15/14	50	53
	Sovereign Bank	8.750%	5/30/18	75	85
[4,7] Standard Chartered plc		6.409%	12/31/49	150	127
	State Street Corp.	2.875%	3/7/16	550	569
	State Street Corp.	4.956%	3/15/18	275	290
	SunTrust Bank	7.250%	3/15/18	75	87
	SunTrust Banks Inc.	5.250%	11/5/12	100	103
	SunTrust Banks Inc.	3.600%	4/15/16	75	75
	SunTrust Banks Inc.	6.000%	9/11/17	50	55
4	SunTrust Capital VIII	6.100%	12/1/66	99	98
	Toronto-Dominion Bank	1.375%	7/14/14	90	91
	Toronto-Dominion Bank	2.500%	7/14/16	120	123
	UBS AG	2.250%	8/12/13	500	489
	UBS AG	2.250%	1/28/14	300	292
	UBS AG	7.000%	10/15/15	250	273
	UBS AG	7.375%	6/15/17	200	224
	UBS AG	5.875%	12/20/17	425	435
	UBS AG	5.750%	4/25/18	375	384
	UBS AG	4.875%	8/4/20	550	527
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	162
	Union Bank NA	5.950%	5/11/16	100	107
	Union Bank NA	3.000%	6/6/16	25	25
	UnionBanCal Corp.	5.250%	12/16/13	50	52
	US Bancorp	2.000%	6/14/13	500	509

US Bancorp	4.200%	5/15/14	500	537
US Bancorp	3.150%	3/4/15	50	53
US Bancorp	3.442%	2/1/16	150	152
US Bank NA	4.950%	10/30/14	600	652
Wachovia Bank NA	4.875%	2/1/15	270	286
Wachovia Bank NA	6.000%	11/15/17	200	219
Wachovia Bank NA	5.850%	2/1/37	300	312
Wachovia Bank NA	6.600%	1/15/38	225	256
Wachovia Corp.	5.500%	5/1/13	350	372
Wachovia Corp.	4.875%	2/15/14	180	187
Wachovia Corp.	5.250%	8/1/14	75	79
Wachovia Corp.	5.625%	10/15/16	125	134
Wachovia Corp.	5.750%	6/15/17	425	479
Wachovia Corp.	5.750%	2/1/18	300	340
Wells Fargo & Co.	5.250%	10/23/12	850	888
Wells Fargo & Co.	4.375%	1/31/13	275	285
Wells Fargo & Co.	4.950%	10/16/13	175	184
Wells Fargo & Co.	3.625%	4/15/15	425	444
Wells Fargo & Co.	3.676%	6/15/16	50	52
Wells Fargo & Co.	5.625%	12/11/17	575	648
Wells Fargo & Co.	4.600%	4/1/21	1,000	1,066
Wells Fargo & Co.	5.375%	2/7/35	200	210
Wells Fargo Bank NA	4.750%	2/9/15	1,475	1,552
Wells Fargo Bank NA	5.750%	5/16/16	125	138
Wells Fargo Bank NA	5.950%	8/26/36	200	213
4 Wells Fargo Capital XIII	7.700%	12/29/49	450	449
4 Wells Fargo Capital XV	9.750%	9/29/49	225	225
Westpac Banking Corp.	2.250%	11/19/12	250	253
Westpac Banking Corp.	1.850%	12/9/13	450	452
Westpac Banking Corp.	4.200%	2/27/15	750	786
Westpac Banking Corp.	3.000%	8/4/15	275	278
Westpac Banking Corp.	4.875%	11/19/19	250	260

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	141
Ameriprise Financial Inc.	5.300%	3/15/20	50	55
BlackRock Inc.	2.250%	12/10/12	150	152
BlackRock Inc.	3.500%	12/10/14	100	106
BlackRock Inc.	6.250%	9/15/17	100	116
Charles Schwab Corp.	4.950%	6/1/14	325	356
Franklin Resources Inc.	2.000%	5/20/13	175	178
Franklin Resources Inc.	3.125%	5/20/15	100	103
7 GFI Group Inc.	8.375%	7/19/18	50	49
Jefferies Group Inc.	5.125%	4/13/18	450	425
Jefferies Group Inc.	8.500%	7/15/19	25	27
Jefferies Group Inc.	6.875%	4/15/21	175	179
Jefferies Group Inc.	6.450%	6/8/27	375	360
Jefferies Group Inc.	6.250%	1/15/36	175	157
Lazard Group LLC	6.850%	6/15/17	325	356
MF Global Holdings Ltd.	6.250%	8/8/16	175	167
Nomura Holdings Inc.	5.000%	3/4/15	175	185
Nomura Holdings Inc.	6.700%	3/4/20	200	233
Raymond James Financial Inc.	4.250%	4/15/16	50	51
TD Ameritrade Holding Corp.	2.950%	12/1/12	50	51
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	79
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	55

Finance Companies (0.7%)
Block Financial LLC	7.875%	1/15/13	25	26
Block Financial LLC	5.125%	10/30/14	150	155
GATX Corp.	4.750%	10/1/12	75	77
General Electric Capital Corp.	5.250%	10/19/12	750	784
General Electric Capital Corp.	2.800%	1/8/13	200	203
General Electric Capital Corp.	5.450%	1/15/13	75	79
General Electric Capital Corp.	4.800%	5/1/13	575	603
General Electric Capital Corp.	1.875%	9/16/13	625	629
General Electric Capital Corp.	2.100%	1/7/14	75	75
General Electric Capital Corp.	5.900%	5/13/14	50	55
General Electric Capital Corp.	5.500%	6/4/14	400	435
General Electric Capital Corp.	5.650%	6/9/14	125	136
General Electric Capital Corp.	3.750%	11/14/14	600	628
General Electric Capital Corp.	3.500%	6/29/15	800	826
General Electric Capital Corp.	4.375%	9/21/15	200	214
General Electric Capital Corp.	2.950%	5/9/16	375	376
General Electric Capital Corp.	5.400%	2/15/17	300	327
General Electric Capital Corp.	5.625%	9/15/17	460	502
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,130
General Electric Capital Corp.	6.000%	8/7/19	650	729
General Electric Capital Corp.	5.500%	1/8/20	75	83
General Electric Capital Corp.	5.550%	5/4/20	25	28
General Electric Capital Corp.	4.375%	9/16/20	150	152
General Electric Capital Corp.	5.300%	2/11/21	125	129
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,333
General Electric Capital Corp.	6.150%	8/7/37	475	498
General Electric Capital Corp.	5.875%	1/14/38	675	691
General Electric Capital Corp.	6.875%	1/10/39	650	748
4 General Electric Capital Corp.	6.375%	11/15/67	400	376
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	83
HSBC Finance Corp.	6.375%	11/27/12	50	52
HSBC Finance Corp.	4.750%	7/15/13	875	905
HSBC Finance Corp.	5.250%	1/15/14	325	340
HSBC Finance Corp.	5.000%	6/30/15	275	284
HSBC Finance Corp.	5.500%	1/19/16	325	338
7 HSBC Finance Corp.	6.676%	1/15/21	640	630
SLM Corp.	5.375%	1/15/13	150	150
SLM Corp.	5.050%	11/14/14	450	435
SLM Corp.	6.250%	1/25/16	475	466
SLM Corp.	8.450%	6/15/18	300	312
SLM Corp.	8.000%	3/25/20	75	74
SLM Corp.	5.625%	8/1/33	275	223

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	50	64
ACE INA Holdings Inc.	5.600%	5/15/15	175	196
ACE INA Holdings Inc.	2.600%	11/23/15	150	152
ACE INA Holdings Inc.	5.700%	2/15/17	100	113
ACE INA Holdings Inc.	5.800%	3/15/18	25	29
ACE INA Holdings Inc.	5.900%	6/15/19	25	29
Aetna Inc.	6.000%	6/15/16	75	86
Aetna Inc.	6.500%	9/15/18	150	182
Aetna Inc.	6.625%	6/15/36	250	318
Aetna Inc.	6.750%	12/15/37	100	128
Aflac Inc.	6.900%	12/17/39	25	27
Alleghany Corp.	5.625%	9/15/20	100	105

Allied World Assurance Co. Ltd.	7.500%	8/1/16	425	483
Allstate Corp.	5.000%	8/15/14	150	165
Allstate Corp.	6.125%	12/15/32	100	114
Allstate Corp.	5.550%	5/9/35	125	134
4 Allstate Corp.	6.500%	5/15/57	225	197
4 Allstate Corp.	6.125%	5/15/67	75	67
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	80
Alterra Finance LLC	6.250%	9/30/20	55	59
American Financial Group Inc.	9.875%	6/15/19	50	62
American International Group Inc.	4.250%	5/15/13	250	250
American International Group Inc.	4.250%	9/15/14	200	195
American International Group Inc.	5.050%	10/1/15	225	220
American International Group Inc.	4.875%	9/15/16	200	196
American International Group Inc.	5.600%	10/18/16	150	148
American International Group Inc.	5.850%	1/16/18	75	75
American International Group Inc.	8.250%	8/15/18	75	83
American International Group Inc.	6.400%	12/15/20	210	213
American International Group Inc.	6.250%	5/1/36	900	853
American International Group Inc.	6.250%	3/15/37	125	87
4 American International Group Inc.	8.175%	5/15/68	575	506
AON Corp.	3.500%	9/30/15	125	129
AON Corp.	5.000%	9/30/20	75	82
AON Corp.	8.205%	1/1/27	25	28
AON Corp.	6.250%	9/30/40	100	122
Arch Capital Group Ltd.	7.350%	5/1/34	75	85
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	53
Assurant Inc.	5.625%	2/15/14	25	26
Assurant Inc.	6.750%	2/15/34	50	54
AXA SA	8.600%	12/15/30	375	421
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	53
Axis Specialty Finance LLC	5.875%	6/1/20	575	591
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	300	317
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	188
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	304
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	543
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	132
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	84
Berkshire Hathaway Inc.	2.125%	2/11/13	125	127
Berkshire Hathaway Inc.	3.200%	2/11/15	225	236
Chubb Corp.	5.750%	5/15/18	50	59
Chubb Corp.	6.000%	5/11/37	125	148
Chubb Corp.	6.500%	5/15/38	50	62
4 Chubb Corp.	6.375%	3/29/67	325	314
CIGNA Corp.	5.125%	6/15/20	150	163
CIGNA Corp.	4.375%	12/15/20	75	78
CIGNA Corp.	7.875%	5/15/27	50	64
CIGNA Corp.	6.150%	11/15/36	50	58
CIGNA Corp.	5.875%	3/15/41	50	56
Cincinnati Financial Corp.	6.125%	11/1/34	150	162
CNA Financial Corp.	5.850%	12/15/14	100	106
CNA Financial Corp.	6.500%	8/15/16	175	189
CNA Financial Corp.	7.350%	11/15/19	25	28
CNA Financial Corp.	5.875%	8/15/20	75	77
Coventry Health Care Inc.	6.300%	8/15/14	325	358
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	74
Genworth Financial Inc.	5.750%	6/15/14	50	49

Genworth Financial Inc.	8.625%	12/15/16	275	275
Genworth Financial Inc.	7.200%	2/15/21	75	65
Genworth Financial Inc.	6.500%	6/15/34	150	119
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	129
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	102
Hartford Financial Services Group Inc.	6.300%	3/15/18	200	208
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	25
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	43
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	111
Humana Inc.	7.200%	6/15/18	200	238
Humana Inc.	8.150%	6/15/38	175	237
Lincoln National Corp.	6.150%	4/7/36	150	145
Lincoln National Corp.	7.000%	6/15/40	100	106
4 Lincoln National Corp.	7.000%	5/17/66	500	433
Loews Corp.	6.000%	2/1/35	50	55
Manulife Financial Corp.	3.400%	9/17/15	250	255
Manulife Financial Corp.	4.900%	9/17/20	275	283
Markel Corp.	7.125%	9/30/19	50	58
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	160	179
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	100
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	311
MetLife Inc.	5.375%	12/15/12	125	130
MetLife Inc.	5.000%	11/24/13	50	53
MetLife Inc.	2.375%	2/6/14	150	151
MetLife Inc.	5.000%	6/15/15	125	137
MetLife Inc.	7.717%	2/15/19	50	61
MetLife Inc.	4.750%	2/8/21	700	726
MetLife Inc.	6.500%	12/15/32	175	204
MetLife Inc.	6.375%	6/15/34	100	115
MetLife Inc.	5.700%	6/15/35	200	211
MetLife Inc.	5.875%	2/6/41	25	27
4 MetLife Inc.	6.400%	12/15/66	200	173
OneBeacon US Holdings Inc.	5.875%	5/15/13	26	27
PartnerRe Finance B LLC	5.500%	6/1/20	100	103
Principal Financial Group Inc.	6.050%	10/15/36	100	108
Principal Life Income Funding Trusts	5.300%	12/14/12	125	131
Principal Life Income Funding Trusts	5.300%	4/24/13	150	159
Principal Life Income Funding Trusts	5.100%	4/15/14	100	107
Progressive Corp.	3.750%	8/23/21	250	256
Progressive Corp.	6.625%	3/1/29	125	157
4 Progressive Corp.	6.700%	6/15/67	125	123
Protective Life Corp.	8.450%	10/15/39	25	29
Prudential Financial Inc.	5.150%	1/15/13	50	52
Prudential Financial Inc.	4.500%	7/15/13	200	208
Prudential Financial Inc.	4.750%	4/1/14	75	79
Prudential Financial Inc.	5.100%	9/20/14	125	132
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	25	27
Prudential Financial Inc.	6.000%	12/1/17	250	267
Prudential Financial Inc.	5.375%	6/21/20	175	186
Prudential Financial Inc.	5.750%	7/15/33	50	51
Prudential Financial Inc.	5.400%	6/13/35	100	96
Prudential Financial Inc.	5.900%	3/17/36	125	127
Prudential Financial Inc.	6.625%	6/21/40	425	462
4 Reinsurance Group of America Inc.	6.750%	12/15/65	150	131
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	109
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	60

Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	184
Torchmark Corp.	6.375%	6/15/16	100	111
Transatlantic Holdings Inc.	8.000%	11/30/39	375	454
Travelers Cos. Inc.	6.250%	6/20/16	150	175
Travelers Cos. Inc.	5.750%	12/15/17	250	287
Travelers Cos. Inc.	5.900%	6/2/19	650	749
Travelers Cos. Inc.	3.900%	11/1/20	125	128
UnitedHealth Group Inc.	5.500%	11/15/12	175	183
UnitedHealth Group Inc.	4.875%	2/15/13	50	53
UnitedHealth Group Inc.	4.875%	4/1/13	50	53
UnitedHealth Group Inc.	5.000%	8/15/14	475	521
UnitedHealth Group Inc.	4.875%	3/15/15	50	55
UnitedHealth Group Inc.	6.000%	6/15/17	150	173
UnitedHealth Group Inc.	6.000%	2/15/18	125	149
UnitedHealth Group Inc.	6.500%	6/15/37	50	62
UnitedHealth Group Inc.	6.625%	11/15/37	125	158
UnitedHealth Group Inc.	6.875%	2/15/38	320	419
Unum Group	7.125%	9/30/16	100	114
Unum Group	5.625%	9/15/20	50	54
Validus Holdings Ltd.	8.875%	1/26/40	75	83
WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	5.250%	1/15/16	50	55
WellPoint Inc.	5.875%	6/15/17	50	57
WellPoint Inc.	5.950%	12/15/34	425	501
WellPoint Inc.	5.850%	1/15/36	225	259
WellPoint Inc.	6.375%	6/15/37	50	61
Willis North America Inc.	5.625%	7/15/15	225	242
Willis North America Inc.	7.000%	9/29/19	600	682
WR Berkley Corp.	5.375%	9/15/20	25	26
XL Group plc	5.250%	9/15/14	125	131
XL Group plc	6.250%	5/15/27	125	130

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	225	241
CME Group Inc.	5.750%	2/15/14	100	110
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	76
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	75
NYSE Euronext	4.800%	6/28/13	105	111
ORIX Corp.	5.000%	1/12/16	115	119
XTRA Finance Corp.	5.150%	4/1/17	375	423

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	25	26
AvalonBay Communities Inc.	5.750%	9/15/16	50	56
Boston Properties LP	5.625%	4/15/15	200	221
Boston Properties LP	5.625%	11/15/20	225	246
Boston Properties LP	4.125%	5/15/21	100	97
Brandywine Operating Partnership LP	5.400%	11/1/14	50	52
Brandywine Operating Partnership LP	7.500%	5/15/15	75	82
Brandywine Operating Partnership LP	6.000%	4/1/16	255	268
Camden Property Trust	5.700%	5/15/17	100	109
CommonWealth REIT	6.250%	8/15/16	150	160
CommonWealth REIT	5.875%	9/15/20	100	106
Digital Realty Trust LP	4.500%	7/15/15	225	229
Digital Realty Trust LP	5.250%	3/15/21	225	224
Duke Realty LP	5.950%	2/15/17	125	133
Duke Realty LP	8.250%	8/15/19	100	115

Duke Realty LP	6.750%	3/15/20	250	260
ERP Operating LP	5.500%	10/1/12	100	104
ERP Operating LP	5.250%	9/15/14	50	54
ERP Operating LP	5.125%	3/15/16	75	81
ERP Operating LP	5.375%	8/1/16	50	54
ERP Operating LP	5.750%	6/15/17	25	28
HCP Inc.	5.650%	12/15/13	150	159
HCP Inc.	2.700%	2/1/14	125	124
HCP Inc.	3.750%	2/1/16	425	419
HCP Inc.	6.300%	9/15/16	100	108
HCP Inc.	6.700%	1/30/18	50	54
HCP Inc.	5.375%	2/1/21	25	25
HCP Inc.	6.750%	2/1/41	100	106
Health Care REIT Inc.	3.625%	3/15/16	25	24
Health Care REIT Inc.	6.200%	6/1/16	275	296
Health Care REIT Inc.	4.950%	1/15/21	75	73
Health Care REIT Inc.	5.250%	1/15/22	100	95
Health Care REIT Inc.	6.500%	3/15/41	25	24
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	78
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	54
Hospitality Properties Trust	7.875%	8/15/14	75	81
Hospitality Properties Trust	5.125%	2/15/15	150	153
Kilroy Realty LP	5.000%	11/3/15	100	104
Kilroy Realty LP	4.800%	7/15/18	125	121
Kimco Realty Corp.	5.783%	3/15/16	25	27
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	250	269
Liberty Property LP	5.500%	12/15/16	50	54
Mack-Cali Realty LP	7.750%	8/15/19	50	59
National Retail Properties Inc.	6.875%	10/15/17	275	307
Nationwide Health Properties Inc.	6.250%	2/1/13	125	131
ProLogis LP	4.500%	8/15/17	25	24
ProLogis LP	7.375%	10/30/19	175	188
ProLogis LP	6.625%	12/1/19	75	80
ProLogis LP	6.875%	3/15/20	200	211
Realty Income Corp.	6.750%	8/15/19	150	173
Realty Income Corp.	5.750%	1/15/21	200	212
Senior Housing Properties Trust	4.300%	1/15/16	50	49
Simon Property Group LP	6.750%	5/15/14	175	197
Simon Property Group LP	5.750%	12/1/15	525	582
Simon Property Group LP	5.250%	12/1/16	250	271
Simon Property Group LP	5.875%	3/1/17	25	28
Simon Property Group LP	6.125%	5/30/18	225	254
Simon Property Group LP	5.650%	2/1/20	75	83
Simon Property Group LP	6.750%	2/1/40	375	454
Tanger Properties LP	6.150%	11/15/15	100	111
UDR Inc.	4.250%	6/1/18	25	26
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	121
				167,905
Industrial (10.9%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	200	242
Agrium Inc.	6.125%	1/15/41	25	30
Air Products & Chemicals Inc.	2.000%	8/2/16	125	127
Airgas Inc.	4.500%	9/15/14	50	53
Airgas Inc.	3.250%	10/1/15	150	155
Albemarle Corp.	4.500%	12/15/20	25	27

Alcoa Inc.	6.000%	7/15/13	225	241
Alcoa Inc.	6.150%	8/15/20	425	431
Alcoa Inc.	5.400%	4/15/21	25	24
Alcoa Inc.	5.900%	2/1/27	600	583
AngloGold Ashanti Holdings plc	5.375%	4/15/20	50	50
AngloGold Ashanti Holdings plc	6.500%	4/15/40	50	49
ArcelorMittal	5.375%	6/1/13	350	360
ArcelorMittal	9.000%	2/15/15	150	165
ArcelorMittal	3.750%	8/5/15	200	189
ArcelorMittal	3.750%	3/1/16	650	608
ArcelorMittal	6.125%	6/1/18	150	145
ArcelorMittal	9.850%	6/1/19	325	371
ArcelorMittal	5.250%	8/5/20	200	182
ArcelorMittal	5.500%	3/1/21	175	157
ArcelorMittal	7.000%	10/15/39	325	289
ArcelorMittal	6.750%	3/1/41	100	86
Barrick Gold Corp.	1.750%	5/30/14	75	75
Barrick Gold Corp.	2.900%	5/30/16	125	126
Barrick Gold Corp.	6.950%	4/1/19	175	212
Barrick Gold Finance Co.	4.875%	11/15/14	75	82
Barrick Gold Financeco LLC	6.125%	9/15/13	150	164
Barrick North America Finance LLC	6.800%	9/15/18	150	183
Barrick North America Finance LLC	4.400%	5/30/21	125	128
Barrick North America Finance LLC	5.700%	5/30/41	150	159
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	200	217
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	159
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	83
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	58
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	114
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	489
Carpenter Technology Corp.	5.200%	7/15/21	275	274
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	266
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	25
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	26
Cliffs Natural Resources Inc.	6.250%	10/1/40	225	221
Commercial Metals Co.	6.500%	7/15/17	50	52
Commercial Metals Co.	7.350%	8/15/18	150	155
Cytec Industries Inc.	8.950%	7/1/17	50	63
Dow Chemical Co.	6.000%	10/1/12	375	392
Dow Chemical Co.	7.600%	5/15/14	525	598
Dow Chemical Co.	5.900%	2/15/15	625	690
Dow Chemical Co.	2.500%	2/15/16	75	74
Dow Chemical Co.	5.700%	5/15/18	25	28
Dow Chemical Co.	4.250%	11/15/20	125	125
Dow Chemical Co.	7.375%	11/1/29	25	31
Dow Chemical Co.	9.400%	5/15/39	350	530
Eastman Chemical Co.	3.000%	12/15/15	50	51
Eastman Chemical Co.	5.500%	11/15/19	150	170
Eastman Chemical Co.	4.500%	1/15/21	75	78
EI du Pont de Nemours & Co.	4.750%	11/15/12	25	26
EI du Pont de Nemours & Co.	5.000%	7/15/13	175	188
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	152
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	336
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	450
EI du Pont de Nemours & Co.	3.625%	1/15/21	250	261
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	127
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	165

Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	175	187
International Paper Co.	5.300%	4/1/15	75	81
International Paper Co.	7.950%	6/15/18	500	578
International Paper Co.	7.500%	8/15/21	950	1,100
International Paper Co.	7.300%	11/15/39	100	112
7 Kinross Gold Corp.	3.625%	9/1/16	75	74
7 Kinross Gold Corp.	5.125%	9/1/21	75	75
7 Kinross Gold Corp.	6.875%	9/1/41	50	54
Lubrizol Corp.	5.500%	10/1/14	250	281
Monsanto Co.	5.875%	4/15/38	325	416
7 Mosaic Co.	7.625%	12/1/16	200	210
Newmont Mining Corp.	5.875%	4/1/35	100	109
Nucor Corp.	5.750%	12/1/17	25	29
Nucor Corp.	5.850%	6/1/18	150	179
Nucor Corp.	6.400%	12/1/37	75	93
Placer Dome Inc.	6.450%	10/15/35	75	89
Plum Creek Timberlands LP	5.875%	11/15/15	100	111
Plum Creek Timberlands LP	4.700%	3/15/21	75	76
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	159
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	183
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	141
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	206
PPG Industries Inc.	5.750%	3/15/13	100	107
PPG Industries Inc.	1.900%	1/15/16	175	173
PPG Industries Inc.	6.650%	3/15/18	250	308
Praxair Inc.	1.750%	11/15/12	50	51
Praxair Inc.	3.950%	6/1/13	200	210
Praxair Inc.	4.375%	3/31/14	75	81
Praxair Inc.	5.250%	11/15/14	50	56
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	50	56
Praxair Inc.	3.000%	9/1/21	75	75
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	132
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	134
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	27
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	268
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	680
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	150	150
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	179
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	740
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	74
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	50	50
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	135
RPM International Inc.	6.125%	10/15/19	25	27
Sherwin-Williams Co.	3.125%	12/15/14	75	79
Sigma-Aldrich Corp.	3.375%	11/1/20	50	51
Southern Copper Corp.	5.375%	4/16/20	75	76
Southern Copper Corp.	7.500%	7/27/35	450	481
Southern Copper Corp.	6.750%	4/16/40	125	127
Teck Resources Ltd.	9.750%	5/15/14	172	204
Teck Resources Ltd.	10.250%	5/15/16	250	294
Teck Resources Ltd.	3.150%	1/15/17	25	25
Teck Resources Ltd.	10.750%	5/15/19	250	311
Teck Resources Ltd.	4.750%	1/15/22	25	26
Teck Resources Ltd.	6.125%	10/1/35	200	212
Teck Resources Ltd.	6.250%	7/15/41	125	131

Vale Canada Ltd.	5.700%	10/15/15	125	138
Vale Overseas Ltd.	6.250%	1/23/17	50	54
Vale Overseas Ltd.	5.625%	9/15/19	175	182
Vale Overseas Ltd.	4.625%	9/15/20	275	266
Vale Overseas Ltd.	8.250%	1/17/34	50	60
Vale Overseas Ltd.	6.875%	11/21/36	275	299
Vale Overseas Ltd.	6.875%	11/10/39	550	600
Valspar Corp.	7.250%	6/15/19	25	30
Xstrata Canada Corp.	5.500%	6/15/17	200	220

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	100	133
3M Co.	5.700%	3/15/37	125	162
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Boeing Capital Corp.	5.800%	1/15/13	75	80
Boeing Capital Corp.	3.250%	10/27/14	275	294
Boeing Co.	1.875%	11/20/12	150	152
Boeing Co.	3.500%	2/15/15	400	430
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	75	86
Boeing Co.	6.625%	2/15/38	150	203
Boeing Co.	5.875%	2/15/40	75	93
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	367
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	261
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	307
Caterpillar Financial Services Corp.	1.650%	4/1/14	125	127
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	278
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	391
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	301
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	676
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	75	81
Caterpillar Inc.	6.625%	7/15/28	75	100
Caterpillar Inc.	5.200%	5/27/41	75	88
Caterpillar Inc.	7.375%	3/1/97	175	257
Cooper US Inc.	5.250%	11/15/12	100	105
Cooper US Inc.	5.450%	4/1/15	75	85
Cooper US Inc.	2.375%	1/15/16	500	509
CRH America Inc.	4.125%	1/15/16	50	51
CRH America Inc.	6.000%	9/30/16	225	242
CRH America Inc.	8.125%	7/15/18	400	468
CRH America Inc.	5.750%	1/15/21	75	77
Danaher Corp.	2.300%	6/23/16	50	51
Danaher Corp.	5.625%	1/15/18	75	90
Deere & Co.	6.950%	4/25/14	175	201
Deere & Co.	4.375%	10/16/19	175	198
Deere & Co.	5.375%	10/16/29	125	155
Deere & Co.	7.125%	3/3/31	100	141
Dover Corp.	5.450%	3/15/18	200	238
Dover Corp.	6.600%	3/15/38	75	105
Eaton Corp.	4.900%	5/15/13	100	106
Eaton Corp.	5.600%	5/15/18	50	59
Embraer Overseas Ltd.	6.375%	1/24/17	150	162
Embraer Overseas Ltd.	6.375%	1/15/20	300	325
Emerson Electric Co.	4.625%	10/15/12	300	312
Emerson Electric Co.	5.250%	10/15/18	225	265
Emerson Electric Co.	4.875%	10/15/19	25	29

Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	6.000%	8/15/32	425	541
General Dynamics Corp.	4.250%	5/15/13	225	238
General Dynamics Corp.	5.250%	2/1/14	75	82
General Dynamics Corp.	1.375%	1/15/15	250	252
General Dynamics Corp.	3.875%	7/15/21	250	271
General Electric Co.	5.000%	2/1/13	850	891
General Electric Co.	5.250%	12/6/17	900	1,003
Goodrich Corp.	4.875%	3/1/20	400	449
Goodrich Corp.	3.600%	2/1/21	350	362
Harsco Corp.	5.750%	5/15/18	525	607
Honeywell International Inc.	4.250%	3/1/13	50	53
Honeywell International Inc.	5.300%	3/15/17	200	232
Honeywell International Inc.	5.700%	3/15/37	100	123
Illinois Tool Works Inc.	5.150%	4/1/14	175	191
Illinois Tool Works Inc.	6.250%	4/1/19	100	125
7 Illinois Tool Works Inc.	3.375%	9/15/21	100	104
7 Illinois Tool Works Inc.	4.875%	9/15/41	75	84
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	108
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	59
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	153
John Deere Capital Corp.	5.250%	10/1/12	125	131
John Deere Capital Corp.	4.950%	12/17/12	25	26
John Deere Capital Corp.	4.900%	9/9/13	275	296
John Deere Capital Corp.	2.950%	3/9/15	100	106
John Deere Capital Corp.	2.800%	9/18/17	275	286
John Deere Capital Corp.	5.750%	9/10/18	275	334
Joy Global Inc.	6.000%	11/15/16	50	57
L-3 Communications Corp.	5.200%	10/15/19	100	103
L-3 Communications Corp.	4.750%	7/15/20	75	78
L-3 Communications Corp.	4.950%	2/15/21	325	333
Lockheed Martin Corp.	4.121%	3/14/13	125	132
Lockheed Martin Corp.	3.350%	9/15/21	500	494
Lockheed Martin Corp.	6.150%	9/1/36	375	459
Lockheed Martin Corp.	5.500%	11/15/39	25	28
Martin Marietta Materials Inc.	6.600%	4/15/18	150	169
Northrop Grumman Corp.	3.500%	3/15/21	200	202
Northrop Grumman Corp.	5.050%	11/15/40	400	420
Owens Corning	6.500%	12/1/16	400	430
Parker Hannifin Corp.	5.500%	5/15/18	50	60
Parker Hannifin Corp.	3.500%	9/15/22	100	105
Parker Hannifin Corp.	6.250%	5/15/38	25	32
Raytheon Co.	4.400%	2/15/20	100	109
Raytheon Co.	3.125%	10/15/20	25	25
Raytheon Co.	7.200%	8/15/27	25	35
Republic Services Inc.	3.800%	5/15/18	200	208
Republic Services Inc.	5.500%	9/15/19	425	482
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	175	196
Republic Services Inc.	6.086%	3/15/35	75	87
Republic Services Inc.	6.200%	3/1/40	125	150
Republic Services Inc.	5.700%	5/15/41	200	227
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	50	64
Rockwell Automation Inc.	6.250%	12/1/37	100	125
Rockwell Collins Inc.	5.250%	7/15/19	25	29
Roper Industries Inc.	6.625%	8/15/13	250	271

Roper Industries Inc.	6.250%	9/1/19	75	89
Sonoco Products Co.	5.750%	11/1/40	100	114
Stanley Black & Decker Inc.	5.200%	9/1/40	125	140
Tyco International Finance SA	6.000%	11/15/13	50	55
Tyco International Finance SA	3.750%	1/15/18	25	26
Tyco International Finance SA	4.625%	1/15/23	25	27
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	400
United Technologies Corp.	4.875%	5/1/15	125	140
United Technologies Corp.	5.375%	12/15/17	50	58
United Technologies Corp.	4.500%	4/15/20	100	112
United Technologies Corp.	6.700%	8/1/28	100	133
United Technologies Corp.	7.500%	9/15/29	125	181
United Technologies Corp.	5.400%	5/1/35	150	175
United Technologies Corp.	6.050%	6/1/36	225	285
United Technologies Corp.	6.125%	7/15/38	300	378
United Technologies Corp.	5.700%	4/15/40	100	122
Waste Management Inc.	5.000%	3/15/14	350	380
Waste Management Inc.	6.375%	3/11/15	175	200
Waste Management Inc.	2.600%	9/1/16	125	125
Waste Management Inc.	4.600%	3/1/21	50	54
Waste Management Inc.	6.125%	11/30/39	200	241

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	50	54
America Movil SAB de CV	5.750%	1/15/15	296	326
America Movil SAB de CV	2.375%	9/8/16	300	291
America Movil SAB de CV	5.000%	10/16/19	400	425
America Movil SAB de CV	6.375%	3/1/35	175	193
America Movil SAB de CV	6.125%	11/15/37	150	158
America Movil SAB de CV	6.125%	3/30/40	475	500
American Tower Corp.	4.625%	4/1/15	325	346
American Tower Corp.	4.500%	1/15/18	225	223
AT&T Corp.	8.000%	11/15/31	506	704
AT&T Inc.	4.950%	1/15/13	225	236
AT&T Inc.	6.700%	11/15/13	175	194
AT&T Inc.	4.850%	2/15/14	575	621
AT&T Inc.	5.100%	9/15/14	450	494
AT&T Inc.	2.500%	8/15/15	600	615
AT&T Inc.	2.950%	5/15/16	225	232
AT&T Inc.	5.625%	6/15/16	400	457
AT&T Inc.	5.500%	2/1/18	75	87
AT&T Inc.	5.600%	5/15/18	425	496
AT&T Inc.	5.800%	2/15/19	150	177
AT&T Inc.	4.450%	5/15/21	250	269
AT&T Inc.	6.450%	6/15/34	75	88
AT&T Inc.	6.500%	9/1/37	450	530
AT&T Inc.	6.300%	1/15/38	725	830
AT&T Inc.	6.400%	5/15/38	25	29
AT&T Inc.	6.550%	2/15/39	50	59
AT&T Inc.	5.350%	9/1/40	631	666
AT&T Inc.	5.550%	8/15/41	575	620
AT&T Mobility LLC	7.125%	12/15/31	225	298
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	234
BellSouth Corp.	5.200%	9/15/14	125	138
BellSouth Corp.	5.200%	12/15/16	75	85
BellSouth Corp.	6.875%	10/15/31	125	154

BellSouth Corp.	6.550%	6/15/34	225	262
BellSouth Corp.	6.000%	11/15/34	260	282
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	80
British Telecommunications plc	5.950%	1/15/18	300	337
British Telecommunications plc	9.875%	12/15/30	350	509
CBS Corp.	8.875%	5/15/19	175	223
CBS Corp.	5.750%	4/15/20	115	127
CBS Corp.	4.300%	2/15/21	275	278
CBS Corp.	5.900%	10/15/40	500	526
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	506
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	629
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	806
CenturyLink Inc.	5.000%	2/15/15	50	50
CenturyLink Inc.	6.150%	9/15/19	275	260
CenturyLink Inc.	6.450%	6/15/21	100	93
CenturyLink Inc.	7.600%	9/15/39	275	248
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	110	121
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	203
Comcast Cable Communications LLC	8.875%	5/1/17	500	640
Comcast Corp.	5.300%	1/15/14	325	353
Comcast Corp.	5.900%	3/15/16	100	114
Comcast Corp.	6.300%	11/15/17	50	59
Comcast Corp.	5.875%	2/15/18	325	377
Comcast Corp.	5.700%	5/15/18	175	201
Comcast Corp.	5.700%	7/1/19	250	292
Comcast Corp.	5.150%	3/1/20	700	789
Comcast Corp.	5.650%	6/15/35	400	417
Comcast Corp.	6.500%	11/15/35	750	857
Comcast Corp.	6.450%	3/15/37	75	86
Comcast Corp.	6.950%	8/15/37	150	180
Comcast Corp.	6.400%	3/1/40	75	87
COX Communications Inc.	7.125%	10/1/12	50	53
COX Communications Inc.	5.450%	12/15/14	500	555
COX Communications Inc.	5.500%	10/1/15	125	140
Deutsche Telekom International Finance BV	5.875%	8/20/13	175	188
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	80
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	444
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	174
Deutsche Telekom International Finance BV	8.750%	6/15/30	325	436
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	54
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	125	131
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	50	54
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,042
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	500	529
Discovery Communications LLC	5.050%	6/1/20	200	218
Discovery Communications LLC	4.375%	6/15/21	25	26
Embarq Corp.	7.082%	6/1/16	350	359

Embarq Corp.	7.995%	6/1/36	50	48
France Telecom SA	2.125%	9/16/15	175	173
France Telecom SA	2.750%	9/14/16	225	224
France Telecom SA	4.125%	9/14/21	175	174
France Telecom SA	8.500%	3/1/31	425	590
Grupo Televisa SA	6.625%	3/18/25	100	111
Grupo Televisa SA	6.625%	1/15/40	75	79
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	130
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	163
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	162
NBCUniversal Media LLC	2.100%	4/1/14	150	152
NBCUniversal Media LLC	3.650%	4/30/15	175	184
NBCUniversal Media LLC	2.875%	4/1/16	175	178
NBCUniversal Media LLC	5.150%	4/30/20	125	137
NBCUniversal Media LLC	4.375%	4/1/21	175	181
NBCUniversal Media LLC	6.400%	4/30/40	300	347
NBCUniversal Media LLC	5.950%	4/1/41	150	166
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	149
News America Inc.	9.250%	2/1/13	100	109
News America Inc.	5.300%	12/15/14	250	273
News America Inc.	4.500%	2/15/21	25	25
News America Inc.	6.550%	3/15/33	300	327
News America Inc.	6.200%	12/15/34	600	636
News America Inc.	6.400%	12/15/35	290	312
News America Inc.	8.150%	10/17/36	175	219
News America Inc.	6.150%	2/15/41	275	293
Omnicom Group Inc.	5.900%	4/15/16	25	28
Omnicom Group Inc.	4.450%	8/15/20	300	303
Pacific Bell Telephone Co.	7.125%	3/15/26	50	64
Qwest Corp.	7.500%	10/1/14	200	216
Qwest Corp.	8.375%	5/1/16	350	384
Qwest Corp.	6.500%	6/1/17	100	103
Qwest Corp.	7.500%	6/15/23	100	99
Qwest Corp.	7.250%	9/15/25	25	25
Qwest Corp.	6.875%	9/15/33	275	260
Qwest Corp.	7.125%	11/15/43	100	97
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	112
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	161
Rogers Communications Inc.	6.375%	3/1/14	450	500
Rogers Communications Inc.	5.500%	3/15/14	150	164
Rogers Communications Inc.	6.800%	8/15/18	150	182
Telecom Italia Capital SA	5.250%	11/15/13	120	117
Telecom Italia Capital SA	6.175%	6/18/14	75	75
Telecom Italia Capital SA	4.950%	9/30/14	175	169
Telecom Italia Capital SA	5.250%	10/1/15	275	262
Telecom Italia Capital SA	7.175%	6/18/19	100	101
Telecom Italia Capital SA	6.375%	11/15/33	85	73
Telecom Italia Capital SA	6.000%	9/30/34	25	20
Telecom Italia Capital SA	7.200%	7/18/36	100	91
Telecom Italia Capital SA	7.721%	6/4/38	775	732
Telefonica Emisiones SAU	2.582%	4/26/13	100	97
Telefonica Emisiones SAU	3.729%	4/27/15	100	95
Telefonica Emisiones SAU	3.992%	2/16/16	1,200	1,142
Telefonica Emisiones SAU	6.421%	6/20/16	450	462
Telefonica Emisiones SAU	5.877%	7/15/19	100	98
Telefonica Emisiones SAU	5.134%	4/27/20	225	209
Telefonica Emisiones SAU	5.462%	2/16/21	75	72

Telefonica Emisiones SAU	7.045%	6/20/36	425	428
Telefonica Europe BV	8.250%	9/15/30	200	224
Thomson Reuters Corp.	5.700%	10/1/14	125	138
Thomson Reuters Corp.	4.700%	10/15/19	300	332
Thomson Reuters Corp.	5.500%	8/15/35	200	220
Thomson Reuters Corp.	5.850%	4/15/40	150	172
Time Warner Cable Inc.	6.200%	7/1/13	150	162
Time Warner Cable Inc.	7.500%	4/1/14	100	113
Time Warner Cable Inc.	3.500%	2/1/15	150	156
Time Warner Cable Inc.	5.850%	5/1/17	675	748
Time Warner Cable Inc.	6.750%	7/1/18	850	986
Time Warner Cable Inc.	8.250%	4/1/19	225	281
Time Warner Cable Inc.	5.000%	2/1/20	475	506
Time Warner Cable Inc.	6.550%	5/1/37	200	220
Time Warner Cable Inc.	6.750%	6/15/39	200	224
Time Warner Cable Inc.	5.875%	11/15/40	500	512
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	225
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	130
United States Cellular Corp.	6.700%	12/15/33	75	80
Verizon Communications Inc.	4.350%	2/15/13	25	26
Verizon Communications Inc.	5.250%	4/15/13	250	266
Verizon Communications Inc.	1.950%	3/28/14	800	819
Verizon Communications Inc.	5.550%	2/15/16	250	285
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	5.500%	4/1/17	50	57
Verizon Communications Inc.	5.500%	2/15/18	550	638
Verizon Communications Inc.	6.100%	4/15/18	50	59
Verizon Communications Inc.	8.750%	11/1/18	600	809
Verizon Communications Inc.	6.350%	4/1/19	200	241
Verizon Communications Inc.	4.600%	4/1/21	775	860
Verizon Communications Inc.	5.850%	9/15/35	425	497
Verizon Communications Inc.	6.250%	4/1/37	60	72
Verizon Communications Inc.	6.400%	2/15/38	125	154
Verizon Communications Inc.	6.900%	4/15/38	290	373
Verizon Communications Inc.	8.950%	3/1/39	500	784
Verizon Global Funding Corp.	4.375%	6/1/13	25	26
Verizon Global Funding Corp.	7.750%	12/1/30	425	582
Verizon Virginia Inc.	4.625%	3/15/13	100	105
Vodafone Group plc	5.000%	12/16/13	400	432
Vodafone Group plc	5.375%	1/30/15	500	557
Vodafone Group plc	5.750%	3/15/16	100	115
Vodafone Group plc	5.625%	2/27/17	250	289
Vodafone Group plc	5.450%	6/10/19	150	177
Vodafone Group plc	7.875%	2/15/30	50	72
Vodafone Group plc	6.150%	2/27/37	225	278
Washington Post Co.	7.250%	2/1/19	75	89
WPP Finance UK	5.875%	6/15/14	75	81
WPP Finance UK	8.000%	9/15/14	50	57

Consumer Cyclical (1.1%)
AutoZone Inc.	6.500%	1/15/14	200	223
Best Buy Co. Inc.	6.750%	7/15/13	275	294
BorgWarner Inc.	4.625%	9/15/20	25	27
Costco Wholesale Corp.	5.500%	3/15/17	200	237
CVS Caremark Corp.	4.875%	9/15/14	50	55
CVS Caremark Corp.	3.250%	5/18/15	25	26
CVS Caremark Corp.	6.125%	8/15/16	150	173

CVS Caremark Corp.	6.600%	3/15/19	700	846
CVS Caremark Corp.	6.250%	6/1/27	375	453
CVS Caremark Corp.	6.125%	9/15/39	175	205
Daimler Finance North America LLC	6.500%	11/15/13	300	329
7 Daimler Finance North America LLC	2.625%	9/15/16	125	123
Daimler Finance North America LLC	8.500%	1/18/31	100	141
Darden Restaurants Inc.	5.625%	10/15/12	75	78
Darden Restaurants Inc.	6.200%	10/15/17	275	320
Darden Restaurants Inc.	6.800%	10/15/37	100	120
eBay Inc.	0.875%	10/15/13	75	75
eBay Inc.	1.625%	10/15/15	75	75
eBay Inc.	3.250%	10/15/20	75	74
Expedia Inc.	5.950%	8/15/20	75	75
Family Dollar Stores Inc.	5.000%	2/1/21	75	73
Historic TW Inc.	9.150%	2/1/23	195	268
Historic TW Inc.	6.625%	5/15/29	175	198
Home Depot Inc.	5.250%	12/16/13	250	272
Home Depot Inc.	5.400%	3/1/16	175	199
Home Depot Inc.	3.950%	9/15/20	100	106
Home Depot Inc.	4.400%	4/1/21	350	381
Home Depot Inc.	5.875%	12/16/36	225	263
Home Depot Inc.	5.400%	9/15/40	75	83
Home Depot Inc.	5.950%	4/1/41	175	209
Hyatt Hotels Corp.	3.875%	8/15/16	50	50
Hyatt Hotels Corp.	5.375%	8/15/21	50	51
International Game Technology	7.500%	6/15/19	50	60
International Game Technology	5.500%	6/15/20	75	81
Johnson Controls Inc.	5.000%	3/30/20	125	140
Johnson Controls Inc.	4.250%	3/1/21	250	264
Johnson Controls Inc.	6.000%	1/15/36	50	59
Kohl's Corp.	6.250%	12/15/17	50	60
Kohl's Corp.	6.000%	1/15/33	100	114
Lowe's Cos. Inc.	5.000%	10/15/15	150	170
Lowe's Cos. Inc.	5.400%	10/15/16	150	174
Lowe's Cos. Inc.	6.100%	9/15/17	75	90
Lowe's Cos. Inc.	6.875%	2/15/28	25	33
Lowe's Cos. Inc.	6.500%	3/15/29	200	251
Lowe's Cos. Inc.	5.800%	10/15/36	75	86
Macy's Retail Holdings Inc.	8.125%	7/15/15	650	751
Macy's Retail Holdings Inc.	5.900%	12/1/16	150	164
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	241
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	137
Marriott International Inc.	5.625%	2/15/13	100	104
Marriott International Inc.	6.200%	6/15/16	25	28
Marriott International Inc.	6.375%	6/15/17	50	58
McDonald's Corp.	5.300%	3/15/17	125	146
McDonald's Corp.	5.800%	10/15/17	175	211
McDonald's Corp.	5.350%	3/1/18	100	119
McDonald's Corp.	5.000%	2/1/19	100	117
McDonald's Corp.	6.300%	10/15/37	50	68
McDonald's Corp.	5.700%	2/1/39	100	127
Nordstrom Inc.	6.250%	1/15/18	75	89
Nordstrom Inc.	4.750%	5/1/20	400	438
Nordstrom Inc.	7.000%	1/15/38	50	66
O'Reilly Automotive Inc.	4.875%	1/14/21	25	26
PACCAR Financial Corp.	1.950%	12/17/12	100	101
PACCAR Financial Corp.	2.050%	6/17/13	250	254

PACCAR Inc.	6.875%	2/15/14	100	113
Staples Inc.	9.750%	1/15/14	100	116
Target Corp.	5.125%	1/15/13	225	238
Target Corp.	4.000%	6/15/13	175	185
Target Corp.	5.375%	5/1/17	225	262
Target Corp.	6.000%	1/15/18	200	244
Target Corp.	7.000%	7/15/31	100	132
Target Corp.	6.350%	11/1/32	175	216
Target Corp.	6.500%	10/15/37	125	162
Target Corp.	7.000%	1/15/38	425	579
Time Warner Inc.	3.150%	7/15/15	575	593
Time Warner Inc.	5.875%	11/15/16	75	85
Time Warner Inc.	4.875%	3/15/20	350	374
Time Warner Inc.	4.700%	1/15/21	50	53
Time Warner Inc.	4.750%	3/29/21	675	711
Time Warner Inc.	7.625%	4/15/31	300	372
Time Warner Inc.	7.700%	5/1/32	375	471
Time Warner Inc.	6.500%	11/15/36	175	197
Time Warner Inc.	6.200%	3/15/40	100	111
Time Warner Inc.	6.100%	7/15/40	175	193
Time Warner Inc.	6.250%	3/29/41	50	57
TJX Cos. Inc.	6.950%	4/15/19	150	190
Toyota Motor Credit Corp.	3.200%	6/17/15	425	445
Toyota Motor Credit Corp.	2.800%	1/11/16	50	51
Toyota Motor Credit Corp.	2.000%	9/15/16	175	173
Toyota Motor Credit Corp.	4.250%	1/11/21	125	136
Toyota Motor Credit Corp.	3.400%	9/15/21	75	75
VF Corp.	5.950%	11/1/17	75	89
VF Corp.	3.500%	9/1/21	200	202
VF Corp.	6.450%	11/1/37	50	64
Viacom Inc.	3.500%	4/1/17	50	51
Viacom Inc.	6.125%	10/5/17	75	85
Viacom Inc.	5.625%	9/15/19	275	311
Viacom Inc.	6.875%	4/30/36	450	540
Wal-Mart Stores Inc.	4.550%	5/1/13	525	557
Wal-Mart Stores Inc.	7.250%	6/1/13	100	111
Wal-Mart Stores Inc.	4.500%	7/1/15	225	252
Wal-Mart Stores Inc.	1.500%	10/25/15	190	192
Wal-Mart Stores Inc.	5.375%	4/5/17	25	30
Wal-Mart Stores Inc.	5.800%	2/15/18	250	304
Wal-Mart Stores Inc.	3.250%	10/25/20	325	339
Wal-Mart Stores Inc.	4.250%	4/15/21	200	225
Wal-Mart Stores Inc.	5.875%	4/5/27	725	905
Wal-Mart Stores Inc.	7.550%	2/15/30	175	249
Wal-Mart Stores Inc.	5.250%	9/1/35	150	172
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,202
Wal-Mart Stores Inc.	6.200%	4/15/38	300	387
Wal-Mart Stores Inc.	5.625%	4/15/41	475	584
Walgreen Co.	4.875%	8/1/13	450	483
Walt Disney Co.	5.625%	9/15/16	375	440
Walt Disney Co.	5.875%	12/15/17	175	210
Walt Disney Co.	2.750%	8/16/21	100	99
Walt Disney Co.	4.375%	8/16/41	75	79
Western Union Co.	5.930%	10/1/16	125	140
Western Union Co.	5.253%	4/1/20	133	147
Western Union Co.	6.200%	11/17/36	75	82
Western Union Co.	6.200%	6/21/40	200	216

Yum! Brands Inc.	6.250%	4/15/16	50	58
Yum! Brands Inc.	6.250%	3/15/18	50	59
Yum! Brands Inc.	6.875%	11/15/37	225	296

Consumer Noncyclical (2.7%)
Abbott Laboratories	5.150%	11/30/12	100	105
Abbott Laboratories	4.350%	3/15/14	500	545
Abbott Laboratories	2.700%	5/27/15	75	79
Abbott Laboratories	5.875%	5/15/16	475	560
Abbott Laboratories	5.600%	11/30/17	100	119
Abbott Laboratories	4.125%	5/27/20	25	28
Abbott Laboratories	6.150%	11/30/37	300	388
Abbott Laboratories	6.000%	4/1/39	50	64
Abbott Laboratories	5.300%	5/27/40	300	360
Allergan Inc.	5.750%	4/1/16	25	29
Altria Group Inc.	8.500%	11/10/13	500	571
Altria Group Inc.	4.125%	9/11/15	475	510
Altria Group Inc.	9.700%	11/10/18	225	298
Altria Group Inc.	9.250%	8/6/19	300	394
Altria Group Inc.	9.950%	11/10/38	150	213
Altria Group Inc.	10.200%	2/6/39	650	946
AmerisourceBergen Corp.	5.875%	9/15/15	150	171
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
Amgen Inc.	4.850%	11/18/14	100	111
Amgen Inc.	2.300%	6/15/16	150	154
Amgen Inc.	5.850%	6/1/17	150	179
Amgen Inc.	5.700%	2/1/19	75	90
Amgen Inc.	3.450%	10/1/20	225	232
Amgen Inc.	4.100%	6/15/21	150	162
Amgen Inc.	6.375%	6/1/37	125	161
Amgen Inc.	6.900%	6/1/38	175	237
Amgen Inc.	6.400%	2/1/39	175	229
Amgen Inc.	5.750%	3/15/40	125	151
Amgen Inc.	4.950%	10/1/41	150	164
Amgen Inc.	5.650%	6/15/42	175	212
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	125	130
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	75	88
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	150	199
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	115	139
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	225	230
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	225	229
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	275	277
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	224
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	298
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	315
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	175	228
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	223
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	582
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	172
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	83
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	226
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	426
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	89
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	251
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	126
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	317
Archer-Daniels-Midland Co.	5.765%	3/1/41	75	94

AstraZeneca plc	5.400%	6/1/14	75	84
AstraZeneca plc	5.900%	9/15/17	375	449
AstraZeneca plc	6.450%	9/15/37	450	602
Baptist Health South Florida Obligated Group	4.590%	8/15/21	25	27
Baxter International Inc.	6.250%	12/1/37	300	398
Becton Dickinson and Co.	5.000%	5/15/19	50	58
Becton Dickinson and Co.	3.250%	11/12/20	300	309
Biogen Idec Inc.	6.000%	3/1/13	225	239
Biogen Idec Inc.	6.875%	3/1/18	325	397
Boston Scientific Corp.	4.500%	1/15/15	200	209
Boston Scientific Corp.	6.250%	11/15/15	325	363
Boston Scientific Corp.	6.000%	1/15/20	200	223
Boston Scientific Corp.	7.000%	11/15/35	25	29
Boston Scientific Corp.	7.375%	1/15/40	50	62
Bottling Group LLC	4.625%	11/15/12	200	209
Bottling Group LLC	5.000%	11/15/13	75	81
Bottling Group LLC	5.500%	4/1/16	250	291
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	60
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	278
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	132
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	140
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	66
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	186
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	26
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	51
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	522
Campbell Soup Co.	3.050%	7/15/17	25	27
Campbell Soup Co.	4.250%	4/15/21	100	110
Cardinal Health Inc.	4.000%	6/15/15	50	54
Cardinal Health Inc.	4.625%	12/15/20	125	136
CareFusion Corp.	5.125%	8/1/14	50	54
CareFusion Corp.	6.375%	8/1/19	50	60
Celgene Corp.	2.450%	10/15/15	50	51
Celgene Corp.	3.950%	10/15/20	25	26
Celgene Corp.	5.700%	10/15/40	50	56
Church & Dwight Co. Inc.	3.350%	12/15/15	50	52
Cia de Bebidas das Americas	8.750%	9/15/13	100	112
Clorox Co.	5.000%	1/15/15	250	267
Coca-Cola Co.	0.750%	11/15/13	50	50
Coca-Cola Co.	3.625%	3/15/14	100	107
Coca-Cola Co.	1.500%	11/15/15	200	201
7 Coca-Cola Co.	1.800%	9/1/16	450	452
Coca-Cola Co.	5.350%	11/15/17	175	208
Coca-Cola Co.	4.875%	3/15/19	200	232
Coca-Cola Co.	3.150%	11/15/20	125	129
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	308
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	107
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	400	458
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	28
Corn Products International Inc.	3.200%	11/1/15	25	26
Corn Products International Inc.	4.625%	11/1/20	25	26
Corn Products International Inc.	6.625%	4/15/37	25	30
Covidien International Finance SA	5.450%	10/15/12	125	131
Covidien International Finance SA	6.000%	10/15/17	225	267
Covidien International Finance SA	6.550%	10/15/37	175	225
Delhaize Group SA	5.875%	2/1/14	125	137

Delhaize Group SA	5.700%	10/1/40	200	208
DENTSPLY International Inc.	2.750%	8/15/16	75	75
Diageo Capital plc	5.200%	1/30/13	50	53
Diageo Capital plc	5.750%	10/23/17	25	29
Diageo Capital plc	4.828%	7/15/20	300	337
Diageo Finance BV	5.300%	10/28/15	75	85
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	75	76
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	27
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	78
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	87
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	34
Eli Lilly & Co.	4.200%	3/6/14	150	162
Eli Lilly & Co.	5.200%	3/15/17	150	174
Eli Lilly & Co.	5.500%	3/15/27	150	181
Eli Lilly & Co.	5.550%	3/15/37	150	182
7 Energizer Holdings Inc.	4.700%	5/19/21	50	54
Express Scripts Inc.	6.250%	6/15/14	125	138
Express Scripts Inc.	3.125%	5/15/16	100	101
Express Scripts Inc.	7.250%	6/15/19	50	62
Fortune Brands Inc.	5.375%	1/15/16	45	49
Fortune Brands Inc.	5.875%	1/15/36	50	52
Genentech Inc.	4.750%	7/15/15	50	56
Genentech Inc.	5.250%	7/15/35	75	87
General Mills Inc.	5.250%	8/15/13	100	108
General Mills Inc.	5.700%	2/15/17	150	176
General Mills Inc.	5.650%	2/15/19	775	921
Gilead Sciences Inc.	4.500%	4/1/21	150	161
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	427
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	410
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	484
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	871
Hasbro Inc.	6.300%	9/15/17	175	199
Hasbro Inc.	6.350%	3/15/40	300	324
Hershey Co.	5.450%	9/1/16	50	58
Hershey Co.	4.125%	12/1/20	50	55
HJ Heinz Finance Co.	6.750%	3/15/32	225	296
Hormel Foods Corp.	4.125%	4/15/21	25	28
Hospira Inc.	5.900%	6/15/14	75	82
Hospira Inc.	5.600%	9/15/40	50	56
Johnson & Johnson	5.550%	8/15/17	500	604
Johnson & Johnson	6.950%	9/1/29	25	36
Johnson & Johnson	4.950%	5/15/33	150	179
Johnson & Johnson	5.950%	8/15/37	200	270
Johnson & Johnson	4.500%	9/1/40	150	168
Kellogg Co.	5.125%	12/3/12	375	394
Kellogg Co.	4.250%	3/6/13	100	105
Kellogg Co.	4.150%	11/15/19	125	137
Kellogg Co.	4.000%	12/15/20	250	269
Kimberly-Clark Corp.	4.875%	8/15/15	200	225
Kimberly-Clark Corp.	6.125%	8/1/17	275	331
Kimberly-Clark Corp.	6.250%	7/15/18	50	62
Kimberly-Clark Corp.	3.625%	8/1/20	140	150
Kimberly-Clark Corp.	5.300%	3/1/41	200	240
Koninklijke Philips Electronics NV	4.625%	3/11/13	100	105
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	230
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	224
Kraft Foods Inc.	2.625%	5/8/13	275	281

Kraft Foods Inc.	5.250%	10/1/13	25	27
Kraft Foods Inc.	6.750%	2/19/14	75	84
Kraft Foods Inc.	4.125%	2/9/16	925	989
Kraft Foods Inc.	6.500%	8/11/17	475	563
Kraft Foods Inc.	6.125%	8/23/18	75	89
Kraft Foods Inc.	5.375%	2/10/20	500	565
Kraft Foods Inc.	6.500%	11/1/31	200	250
Kraft Foods Inc.	7.000%	8/11/37	400	515
Kraft Foods Inc.	6.875%	2/1/38	575	724
Kraft Foods Inc.	6.875%	1/26/39	25	32
Kraft Foods Inc.	6.500%	2/9/40	225	273
Kroger Co.	5.000%	4/15/13	200	211
Kroger Co.	3.900%	10/1/15	500	536
Kroger Co.	6.150%	1/15/20	75	91
Kroger Co.	8.000%	9/15/29	125	170
Kroger Co.	7.500%	4/1/31	100	134
Kroger Co.	6.900%	4/15/38	75	98
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	85
Life Technologies Corp.	4.400%	3/1/15	100	105
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	125	138
Life Technologies Corp.	5.000%	1/15/21	75	78
Lorillard Tobacco Co.	3.500%	8/4/16	50	50
Lorillard Tobacco Co.	8.125%	6/23/19	175	206
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
McCormick & Co. Inc.	3.900%	7/15/21	50	53
McKesson Corp.	5.250%	3/1/13	175	185
McKesson Corp.	3.250%	3/1/16	425	449
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	6.000%	3/1/41	475	608
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	600	669
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	118
Medco Health Solutions Inc.	2.750%	9/15/15	275	278
Medco Health Solutions Inc.	7.125%	3/15/18	250	302
Medtronic Inc.	4.500%	3/15/14	75	81
Medtronic Inc.	3.000%	3/15/15	250	264
Medtronic Inc.	4.750%	9/15/15	100	112
Medtronic Inc.	5.600%	3/15/19	25	30
Medtronic Inc.	4.450%	3/15/20	125	141
Medtronic Inc.	6.500%	3/15/39	25	35
Medtronic Inc.	5.550%	3/15/40	350	443
Merck & Co. Inc.	4.375%	2/15/13	100	105
Merck & Co. Inc.	5.300%	12/1/13	250	274
Merck & Co. Inc.	4.750%	3/1/15	200	224
Merck & Co. Inc.	4.000%	6/30/15	100	110
Merck & Co. Inc.	2.250%	1/15/16	75	78
Merck & Co. Inc.	6.000%	9/15/17	150	183
Merck & Co. Inc.	5.000%	6/30/19	100	119
Merck & Co. Inc.	3.875%	1/15/21	250	273
Merck & Co. Inc.	6.400%	3/1/28	50	67
Merck & Co. Inc.	5.950%	12/1/28	75	95
Merck & Co. Inc.	6.500%	12/1/33	75	103
Merck & Co. Inc.	5.750%	11/15/36	350	441
Merck & Co. Inc.	6.550%	9/15/37	125	175
Merck & Co. Inc.	5.850%	6/30/39	75	98
Novant Health Inc.	5.850%	11/1/19	150	174

Novartis Capital Corp.	1.900%	4/24/13	125	127
Novartis Capital Corp.	4.125%	2/10/14	525	565
Novartis Capital Corp.	2.900%	4/24/15	125	132
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	769
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	385
PepsiAmericas Inc.	5.000%	5/15/17	100	114
PepsiCo Inc.	4.650%	2/15/13	125	132
PepsiCo Inc.	3.750%	3/1/14	350	375
PepsiCo Inc.	5.000%	6/1/18	325	379
PepsiCo Inc.	7.900%	11/1/18	375	502
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	3.000%	8/25/21	150	152
PepsiCo Inc.	5.500%	1/15/40	250	312
PepsiCo Inc.	4.875%	11/1/40	200	227
Pfizer Inc.	5.350%	3/15/15	700	793
Pfizer Inc.	6.200%	3/15/19	600	746
Pfizer Inc.	7.200%	3/15/39	425	619
Pharmacia Corp.	6.600%	12/1/28	75	99
Philip Morris International Inc.	4.875%	5/16/13	250	265
Philip Morris International Inc.	6.875%	3/17/14	150	170
Philip Morris International Inc.	2.500%	5/16/16	700	721
Philip Morris International Inc.	5.650%	5/16/18	325	384
Philip Morris International Inc.	6.375%	5/16/38	200	257
4 Procter & Gamble - Esop	9.360%	1/1/21	372	499
Procter & Gamble Co.	4.950%	8/15/14	50	56
Procter & Gamble Co.	3.500%	2/15/15	150	161
Procter & Gamble Co.	1.450%	8/15/16	50	50
Procter & Gamble Co.	4.700%	2/15/19	100	118
Procter & Gamble Co.	6.450%	1/15/26	75	99
Procter & Gamble Co.	5.550%	3/5/37	325	418
Quest Diagnostics Inc.	5.450%	11/1/15	200	227
Quest Diagnostics Inc.	6.950%	7/1/37	75	94
Reynolds American Inc.	7.250%	6/1/13	150	163
Reynolds American Inc.	6.750%	6/15/17	150	173
Reynolds American Inc.	7.250%	6/15/37	125	141
Safeway Inc.	6.250%	3/15/14	150	167
Safeway Inc.	6.350%	8/15/17	100	116
Safeway Inc.	5.000%	8/15/19	125	136
Safeway Inc.	3.950%	8/15/20	250	251
Safeway Inc.	7.250%	2/1/31	75	94
Sanofi	1.625%	3/28/14	50	51
Sanofi	2.625%	3/29/16	200	207
Sanofi	4.000%	3/29/21	600	647
St. Jude Medical Inc.	2.200%	9/15/13	200	203
St. Jude Medical Inc.	3.750%	7/15/14	225	239
Stryker Corp.	3.000%	1/15/15	50	53
Stryker Corp.	2.000%	9/30/16	100	100
Stryker Corp.	4.375%	1/15/20	50	55
Sysco Corp.	4.200%	2/12/13	25	26
Sysco Corp.	5.250%	2/12/18	100	118
Sysco Corp.	5.375%	9/21/35	100	124
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	248
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	105
Thermo Fisher Scientific Inc.	2.150%	12/28/12	50	51
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	80
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	210

Unilever Capital Corp.	3.650%	2/15/14	25	27
Unilever Capital Corp.	2.750%	2/10/16	500	528
Unilever Capital Corp.	4.250%	2/10/21	200	228
Unilever Capital Corp.	5.900%	11/15/32	50	67
UST LLC	5.750%	3/1/18	75	85
Whirlpool Corp.	5.500%	3/1/13	325	339
Wyeth	5.500%	3/15/13	275	294
Wyeth	5.500%	2/1/14	50	55
Wyeth	5.500%	2/15/16	200	231
Wyeth	5.450%	4/1/17	50	59
Wyeth	6.450%	2/1/24	100	130
Wyeth	6.500%	2/1/34	100	133
Wyeth	6.000%	2/15/36	175	216
Wyeth	5.950%	4/1/37	650	829
Zimmer Holdings Inc.	4.625%	11/30/19	50	55
Zimmer Holdings Inc.	5.750%	11/30/39	50	59

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	157
Anadarko Petroleum Corp.	7.625%	3/15/14	150	169
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	5.950%	9/15/16	500	546
Anadarko Petroleum Corp.	6.450%	9/15/36	775	813
Anadarko Petroleum Corp.	7.950%	6/15/39	25	31
Anadarko Petroleum Corp.	6.200%	3/15/40	275	283
Apache Corp.	6.000%	9/15/13	175	192
Apache Corp.	5.625%	1/15/17	100	119
Apache Corp.	6.900%	9/15/18	150	189
Apache Corp.	3.625%	2/1/21	75	79
Apache Corp.	6.000%	1/15/37	150	184
Apache Corp.	5.100%	9/1/40	350	385
7 Baker Hughes Inc.	3.200%	8/15/21	300	304
Baker Hughes Inc.	6.875%	1/15/29	100	134
Baker Hughes Inc.	5.125%	9/15/40	275	315
BP Capital Markets plc	5.250%	11/7/13	350	376
BP Capital Markets plc	3.625%	5/8/14	50	52
BP Capital Markets plc	3.875%	3/10/15	275	292
BP Capital Markets plc	3.125%	10/1/15	450	464
BP Capital Markets plc	3.200%	3/11/16	225	235
BP Capital Markets plc	4.750%	3/10/19	200	221
BP Capital Markets plc	4.500%	10/1/20	225	243
BP Capital Markets plc	4.742%	3/11/21	350	382
Burlington Resources Finance Co.	7.400%	12/1/31	175	251
Cameron International Corp.	6.375%	7/15/18	100	117
Cameron International Corp.	7.000%	7/15/38	100	123
Canadian Natural Resources Ltd.	5.450%	10/1/12	50	52
Canadian Natural Resources Ltd.	5.150%	2/1/13	25	26
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	166
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	147
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	259
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	288
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	154
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	186
Cenovus Energy Inc.	4.500%	9/15/14	150	162
Cenovus Energy Inc.	5.700%	10/15/19	50	58
Cenovus Energy Inc.	6.750%	11/15/39	450	555
Chevron Corp.	3.950%	3/3/14	300	323

Chevron Corp.	4.950%	3/3/19	275	326
ConocoPhillips	4.750%	2/1/14	125	135
ConocoPhillips	4.600%	1/15/15	500	550
ConocoPhillips	5.750%	2/1/19	875	1,044
ConocoPhillips	5.900%	10/15/32	50	60
ConocoPhillips	5.900%	5/15/38	100	123
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	290
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	188
ConocoPhillips Holding Co.	6.950%	4/15/29	150	200
Devon Energy Corp.	5.625%	1/15/14	100	109
Devon Energy Corp.	2.400%	7/15/16	50	51
Devon Energy Corp.	4.000%	7/15/21	100	105
Devon Energy Corp.	7.950%	4/15/32	50	71
Devon Energy Corp.	5.600%	7/15/41	100	115
Devon Financing Corp. ULC	7.875%	9/30/31	300	421
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	28
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	112
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	5.900%	12/1/17	225	257
Encana Corp.	6.500%	8/15/34	325	365
Encana Corp.	6.625%	8/15/37	125	146
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	109
Ensco plc	3.250%	3/15/16	125	127
Ensco plc	4.700%	3/15/21	225	228
EOG Resources Inc.	2.950%	6/1/15	125	131
EOG Resources Inc.	5.875%	9/15/17	125	147
EOG Resources Inc.	4.400%	6/1/20	100	110
EOG Resources Inc.	4.100%	2/1/21	350	375
Halliburton Co.	6.150%	9/15/19	200	243
Halliburton Co.	6.700%	9/15/38	125	165
Halliburton Co.	7.450%	9/15/39	200	281
Hess Corp.	7.875%	10/1/29	350	472
Hess Corp.	7.125%	3/15/33	100	128
Hess Corp.	5.600%	2/15/41	250	271
Husky Energy Inc.	5.900%	6/15/14	300	331
Husky Energy Inc.	6.150%	6/15/19	100	120
Husky Energy Inc.	6.800%	9/15/37	50	61
Kerr-McGee Corp.	6.950%	7/1/24	250	293
Kerr-McGee Corp.	7.875%	9/15/31	50	61
Marathon Oil Corp.	5.900%	3/15/18	46	54
Marathon Oil Corp.	6.800%	3/15/32	300	363
7 Marathon Petroleum Corp.	3.500%	3/1/16	250	259
7 Marathon Petroleum Corp.	5.125%	3/1/21	375	390
Nabors Industries Inc.	6.150%	2/15/18	300	334
Nabors Industries Inc.	5.000%	9/15/20	175	180
Nexen Inc.	7.875%	3/15/32	50	65
Nexen Inc.	6.400%	5/15/37	300	306
Nexen Inc.	7.500%	7/30/39	200	230
Noble Energy Inc.	8.250%	3/1/19	200	264
Noble Holding International Ltd.	4.900%	8/1/20	100	108
Noble Holding International Ltd.	4.625%	3/1/21	25	26
Noble Holding International Ltd.	6.200%	8/1/40	100	117
Noble Holding International Ltd.	6.050%	3/1/41	150	172
Occidental Petroleum Corp.	2.500%	2/1/16	200	208
Occidental Petroleum Corp.	4.100%	2/1/21	350	380
Petro-Canada	7.875%	6/15/26	25	33

Petro-Canada	7.000%	11/15/28	100	122
Petro-Canada	5.350%	7/15/33	150	152
Petro-Canada	6.800%	5/15/38	125	151
Pride International Inc.	6.875%	8/15/20	400	464
Rowan Cos. Inc.	7.875%	8/1/19	75	89
Shell International Finance BV	1.875%	3/25/13	175	179
Shell International Finance BV	4.000%	3/21/14	300	324
Shell International Finance BV	3.100%	6/28/15	1,425	1,514
Shell International Finance BV	3.250%	9/22/15	100	107
Shell International Finance BV	4.300%	9/22/19	550	619
Shell International Finance BV	6.375%	12/15/38	475	650
Statoil ASA	3.875%	4/15/14	25	27
Statoil ASA	3.125%	8/17/17	400	424
Statoil ASA	5.250%	4/15/19	25	29
Statoil ASA	7.250%	9/23/27	400	542
Statoil ASA	5.100%	8/17/40	125	146
Suncor Energy Inc.	6.100%	6/1/18	25	29
Suncor Energy Inc.	5.950%	12/1/34	75	81
Suncor Energy Inc.	6.500%	6/15/38	925	1,078
Talisman Energy Inc.	5.125%	5/15/15	50	56
Talisman Energy Inc.	7.750%	6/1/19	200	248
Talisman Energy Inc.	3.750%	2/1/21	225	219
Talisman Energy Inc.	5.850%	2/1/37	150	162
Tosco Corp.	8.125%	2/15/30	100	142
Total Capital Canada Ltd.	1.625%	1/28/14	300	305
Total Capital SA	3.000%	6/24/15	450	476
Total Capital SA	4.450%	6/24/20	350	391
Total Capital SA	4.125%	1/28/21	125	136
Transocean Inc.	4.950%	11/15/15	350	369
Transocean Inc.	6.000%	3/15/18	75	80
Transocean Inc.	6.500%	11/15/20	150	164
Transocean Inc.	7.500%	4/15/31	175	196
Transocean Inc.	6.800%	3/15/38	150	156
Valero Energy Corp.	9.375%	3/15/19	200	257
Valero Energy Corp.	6.125%	2/1/20	75	83
Valero Energy Corp.	7.500%	4/15/32	225	263
Valero Energy Corp.	6.625%	6/15/37	175	184
Weatherford International Inc.	6.350%	6/15/17	250	280
Weatherford International Inc.	6.800%	6/15/37	150	163
Weatherford International Ltd.	6.000%	3/15/18	750	830
Weatherford International Ltd.	5.125%	9/15/20	400	406
Weatherford International Ltd.	6.500%	8/1/36	275	288
Williams Cos. Inc.	7.500%	1/15/31	186	221
Williams Cos. Inc.	7.750%	6/15/31	56	68
XTO Energy Inc.	5.750%	12/15/13	250	276
XTO Energy Inc.	6.250%	8/1/17	375	468

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	75	88
Fluor Corp.	3.375%	9/15/21	75	76
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	200	244
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	200	269

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	100	105

Adobe Systems Inc.	4.750%	2/1/20	175	185
Agilent Technologies Inc.	5.500%	9/14/15	50	55
Agilent Technologies Inc.	6.500%	11/1/17	400	471
Amphenol Corp.	4.750%	11/15/14	100	106
Analog Devices Inc.	5.000%	7/1/14	100	110
Applied Materials Inc.	2.650%	6/15/16	50	51
Applied Materials Inc.	4.300%	6/15/21	650	673
Arrow Electronics Inc.	3.375%	11/1/15	75	75
Avnet Inc.	5.875%	6/15/20	200	214
BMC Software Inc.	7.250%	6/1/18	50	60
Broadcom Corp.	1.500%	11/1/13	50	50
CA Inc.	5.375%	12/1/19	575	627
Cisco Systems Inc.	1.625%	3/14/14	450	458
Cisco Systems Inc.	2.900%	11/17/14	125	132
Cisco Systems Inc.	5.500%	2/22/16	200	231
Cisco Systems Inc.	3.150%	3/14/17	50	53
Cisco Systems Inc.	4.950%	2/15/19	475	541
Cisco Systems Inc.	4.450%	1/15/20	825	915
Cisco Systems Inc.	5.900%	2/15/39	200	240
Cisco Systems Inc.	5.500%	1/15/40	175	203
Computer Sciences Corp.	6.500%	3/15/18	50	54
Corning Inc.	6.625%	5/15/19	25	31
Corning Inc.	5.750%	8/15/40	75	84
Dell Inc.	4.700%	4/15/13	150	158
Dell Inc.	1.400%	9/10/13	150	151
Dell Inc.	2.300%	9/10/15	75	75
Dell Inc.	3.100%	4/1/16	125	128
Dell Inc.	5.650%	4/15/18	75	85
Dell Inc.	5.875%	6/15/19	75	87
Dell Inc.	6.500%	4/15/38	100	121
Dun & Bradstreet Corp.	6.000%	4/1/13	150	160
Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	28
Fiserv Inc.	3.125%	10/1/15	50	51
Fiserv Inc.	6.800%	11/20/17	150	175
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	160
Harris Corp.	5.000%	10/1/15	125	139
Harris Corp.	4.400%	12/15/20	50	53
Harris Corp.	6.150%	12/15/40	75	86
Hewlett-Packard Co.	4.500%	3/1/13	100	104
Hewlett-Packard Co.	1.250%	9/13/13	300	299
Hewlett-Packard Co.	6.125%	3/1/14	700	768
Hewlett-Packard Co.	4.750%	6/2/14	350	374
Hewlett-Packard Co.	2.350%	3/15/15	150	151
Hewlett-Packard Co.	2.125%	9/13/15	250	248
Hewlett-Packard Co.	3.000%	9/15/16	150	151
Hewlett-Packard Co.	5.500%	3/1/18	75	84
Hewlett-Packard Co.	3.750%	12/1/20	125	121
Hewlett-Packard Co.	4.300%	6/1/21	300	303
Hewlett-Packard Co.	4.375%	9/15/21	50	51
Hewlett-Packard Co.	6.000%	9/15/41	200	212
HP Enterprise Services LLC	6.000%	8/1/13	75	80
IBM International Group Capital LLC	5.050%	10/22/12	275	287
Intel Corp.	1.950%	10/1/16	100	101
Intel Corp.	3.300%	10/1/21	100	102
Intel Corp.	4.800%	10/1/41	475	512

International Business Machines Corp.	1.000%	8/5/13	875	881
International Business Machines Corp.	2.000%	1/5/16	25	25
International Business Machines Corp.	5.700%	9/14/17	850	1,012
International Business Machines Corp.	6.220%	8/1/27	75	97
International Business Machines Corp.	6.500%	1/15/28	75	100
International Business Machines Corp.	5.875%	11/29/32	325	412
International Business Machines Corp.	5.600%	11/30/39	387	478
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	51
Juniper Networks Inc.	5.950%	3/15/41	25	27
Lexmark International Inc.	5.900%	6/1/13	50	53
Lexmark International Inc.	6.650%	6/1/18	150	167
Maxim Integrated Products Inc.	3.450%	6/14/13	50	52
Microsoft Corp.	0.875%	9/27/13	150	151
Microsoft Corp.	2.950%	6/1/14	500	530
Microsoft Corp.	1.625%	9/25/15	150	153
Microsoft Corp.	4.200%	6/1/19	25	28
Microsoft Corp.	3.000%	10/1/20	225	233
Microsoft Corp.	5.200%	6/1/39	25	30
Microsoft Corp.	4.500%	10/1/40	100	110
Microsoft Corp.	5.300%	2/8/41	200	247
Motorola Solutions Inc.	5.375%	11/15/12	50	52
Motorola Solutions Inc.	7.500%	5/15/25	50	59
Nokia Oyj	5.375%	5/15/19	400	393
Nokia Oyj	6.625%	5/15/39	50	46
Oracle Corp.	4.950%	4/15/13	150	160
Oracle Corp.	3.750%	7/8/14	225	243
Oracle Corp.	5.250%	1/15/16	275	317
Oracle Corp.	5.750%	4/15/18	300	358
Oracle Corp.	5.000%	7/8/19	550	639
Oracle Corp.	6.500%	4/15/38	200	264
Oracle Corp.	6.125%	7/8/39	150	188
7 Oracle Corp.	5.375%	7/15/40	600	697
Pitney Bowes Inc.	3.875%	6/15/13	100	103
Pitney Bowes Inc.	4.875%	8/15/14	100	107
Pitney Bowes Inc.	4.750%	1/15/16	375	402
7 SAIC Inc.	4.450%	12/1/20	75	81
7 SAIC Inc.	5.950%	12/1/40	75	90
Science Applications International Corp.	5.500%	7/1/33	25	28
Symantec Corp.	2.750%	9/15/15	25	25
Symantec Corp.	4.200%	9/15/20	50	49
Texas Instruments Inc.	2.375%	5/16/16	75	77
Tyco Electronics Group SA	7.125%	10/1/37	300	393
Xerox Corp.	8.250%	5/15/14	150	171
Xerox Corp.	6.400%	3/15/16	100	111
Xerox Corp.	6.750%	2/1/17	100	115
Xerox Corp.	6.350%	5/15/18	175	198
Xerox Corp.	5.625%	12/15/19	25	27
Xerox Corp.	6.750%	12/15/39	375	445

Transportation (0.4%)
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	100	99
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	70	76
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	115
Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	180

Burlington Northern Santa Fe LLC	3.450%	9/15/21	275	278
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	153
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	240
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	281
Canadian National Railway Co.	5.800%	6/1/16	100	117
Canadian National Railway Co.	5.550%	3/1/19	300	359
Canadian National Railway Co.	6.200%	6/1/36	75	97
Canadian Pacific Railway Co.	4.450%	3/15/23	25	27
Canadian Pacific Railway Co.	5.950%	5/15/37	150	179
Con-way Inc.	6.700%	5/1/34	100	98
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	152	152
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	143	150
CSX Corp.	6.250%	4/1/15	50	58
CSX Corp.	5.600%	5/1/17	175	201
CSX Corp.	7.900%	5/1/17	73	92
CSX Corp.	6.250%	3/15/18	375	454
CSX Corp.	7.375%	2/1/19	425	538
CSX Corp.	6.000%	10/1/36	50	60
CSX Corp.	6.220%	4/30/40	152	189
CSX Corp.	5.500%	4/15/41	25	28
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	189	191
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	327	344
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	123	122
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	252
Norfolk Southern Corp.	7.700%	5/15/17	450	570
Norfolk Southern Corp.	5.750%	4/1/18	100	117
Norfolk Southern Corp.	5.900%	6/15/19	175	211
Norfolk Southern Corp.	7.800%	5/15/27	200	285
7 Norfolk Southern Corp.	4.837%	10/1/41	513	534
Ryder System Inc.	5.850%	3/1/14	75	82
Ryder System Inc.	3.150%	3/2/15	100	102
Ryder System Inc.	7.200%	9/1/15	100	118
Ryder System Inc.	3.600%	3/1/16	230	240
Ryder System Inc.	5.850%	11/1/16	25	29
Southwest Airlines Co.	5.750%	12/15/16	75	84
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	42	44
Union Pacific Corp.	5.450%	1/31/13	225	237
7 Union Pacific Corp.	4.163%	7/15/22	659	704
Union Pacific Corp.	7.125%	2/1/28	150	201
United Parcel Service Inc.	3.875%	4/1/14	200	216
United Parcel Service Inc.	5.500%	1/15/18	75	90
United Parcel Service Inc.	5.125%	4/1/19	100	121
United Parcel Service Inc.	3.125%	1/15/21	725	759
United Parcel Service Inc.	6.200%	1/15/38	100	134
				258,272
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	200	248
Alabama Power Co.	5.500%	10/15/17	225	267
Alabama Power Co.	5.200%	6/1/41	75	88
Ameren Illinois Co.	6.125%	11/15/17	25	29

Ameren Illinois Co.	6.250%	4/1/18	125	145
Appalachian Power Co.	3.400%	5/24/15	150	159
Appalachian Power Co.	4.600%	3/30/21	75	82
Arizona Public Service Co.	5.800%	6/30/14	75	83
Arizona Public Service Co.	8.750%	3/1/19	200	254
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	115
Carolina Power & Light Co.	5.125%	9/15/13	325	352
Carolina Power & Light Co.	5.300%	1/15/19	175	206
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	300	320
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	66
CenterPoint Energy Inc.	6.500%	5/1/18	400	470
Cleco Power LLC	6.000%	12/1/40	100	119
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	260
Commonwealth Edison Co.	1.625%	1/15/14	75	75
Commonwealth Edison Co.	5.950%	8/15/16	575	668
Commonwealth Edison Co.	6.150%	9/15/17	325	380
Commonwealth Edison Co.	5.800%	3/15/18	75	88
Commonwealth Edison Co.	4.000%	8/1/20	25	26
Commonwealth Edison Co.	5.900%	3/15/36	50	60
Commonwealth Edison Co.	6.450%	1/15/38	175	225
Connecticut Light & Power Co.	6.350%	6/1/36	175	233
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	79
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	117
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	250
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	227
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	275	354
Consolidated Natural Gas Co.	5.000%	12/1/14	300	330
Constellation Energy Group Inc.	4.550%	6/15/15	300	314
Constellation Energy Group Inc.	5.150%	12/1/20	200	204
Constellation Energy Group Inc.	7.600%	4/1/32	25	30
Consumers Energy Co.	5.375%	4/15/13	225	239
Consumers Energy Co.	5.500%	8/15/16	100	115
Detroit Edison Co.	3.900%	6/1/21	100	107
Dominion Resources Inc.	5.150%	7/15/15	600	673
Dominion Resources Inc.	6.000%	11/30/17	250	295
Dominion Resources Inc.	6.400%	6/15/18	342	413
Dominion Resources Inc.	6.300%	3/15/33	100	122
Dominion Resources Inc.	5.950%	6/15/35	225	266
Duke Energy Carolinas LLC	4.300%	6/15/20	250	279
Duke Energy Carolinas LLC	3.900%	6/15/21	500	540
Duke Energy Carolinas LLC	6.000%	12/1/28	125	153
Duke Energy Carolinas LLC	6.100%	6/1/37	100	126
Duke Energy Carolinas LLC	6.050%	4/15/38	50	65
Duke Energy Carolinas LLC	5.300%	2/15/40	175	208
Duke Energy Corp.	3.350%	4/1/15	200	209
Duke Energy Corp.	5.050%	9/15/19	75	84
Duke Energy Indiana Inc.	5.000%	9/15/13	125	134
Duke Energy Indiana Inc.	3.750%	7/15/20	25	27
Duke Energy Indiana Inc.	6.350%	8/15/38	225	300
Duke Energy Ohio Inc.	2.100%	6/15/13	200	204
El Paso Electric Co.	6.000%	5/15/35	50	58
Empresa Nacional de Electricidad SA	8.350%	8/1/13	100	109
Entergy Arkansas Inc.	3.750%	2/15/21	75	76
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	233
Exelon Generation Co. LLC	4.000%	10/1/20	225	225
Exelon Generation Co. LLC	5.750%	10/1/41	100	107

FirstEnergy Corp.	7.375%	11/15/31	200	246
FirstEnergy Solutions Corp.	6.800%	8/15/39	200	222
Florida Power & Light Co.	5.550%	11/1/17	25	30
Florida Power & Light Co.	5.625%	4/1/34	25	31
Florida Power & Light Co.	5.400%	9/1/35	75	91
Florida Power & Light Co.	6.200%	6/1/36	50	67
Florida Power & Light Co.	5.650%	2/1/37	100	125
Florida Power & Light Co.	5.850%	5/1/37	25	32
Florida Power & Light Co.	5.950%	2/1/38	150	196
Florida Power & Light Co.	5.960%	4/1/39	475	624
Florida Power Corp.	5.650%	6/15/18	75	90
Florida Power Corp.	6.350%	9/15/37	225	300
Florida Power Corp.	6.400%	6/15/38	650	855
Georgia Power Co.	3.000%	4/15/16	575	604
Georgia Power Co.	5.400%	6/1/40	300	354
Great Plains Energy Inc.	2.750%	8/15/13	100	102
Iberdrola International BV	6.750%	7/15/36	75	77
Indiana Michigan Power Co.	6.050%	3/15/37	200	239
4 Integrys Energy Group Inc.	6.110%	12/1/66	150	144
Interstate Power & Light Co.	6.250%	7/15/39	50	65
Jersey Central Power & Light Co.	5.625%	5/1/16	125	143
Jersey Central Power & Light Co.	5.650%	6/1/17	475	547
Kansas City Power & Light Co.	6.050%	11/15/35	50	55
Kansas City Power & Light Co.	5.300%	10/1/41	100	102
Kentucky Utilities Co.	1.625%	11/1/15	25	25
Kentucky Utilities Co.	3.250%	11/1/20	50	52
Kentucky Utilities Co.	5.125%	11/1/40	125	148
LG&E and KU Energy LLC	2.125%	11/15/15	75	74
LG&E and KU Energy LLC	3.750%	11/15/20	100	99
Louisville Gas & Electric Co.	1.625%	11/15/15	125	125
Louisville Gas & Electric Co.	5.125%	11/15/40	125	148
MidAmerican Energy Co.	5.125%	1/15/13	150	158
MidAmerican Energy Co.	5.950%	7/15/17	75	88
MidAmerican Energy Co.	5.300%	3/15/18	50	58
MidAmerican Energy Co.	6.750%	12/30/31	125	167
MidAmerican Energy Co.	5.750%	11/1/35	250	302
Midamerican Energy Holdings Co.	5.750%	4/1/18	125	144
Midamerican Energy Holdings Co.	5.950%	5/15/37	375	439
Midamerican Energy Holdings Co.	6.500%	9/15/37	50	63
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	108
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	191
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	289
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	232
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	245
Nevada Power Co.	6.500%	5/15/18	300	360
Nevada Power Co.	7.125%	3/15/19	550	690
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	125	133
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	725	741
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	72
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	73
Northern States Power Co.	1.950%	8/15/15	25	26
Northern States Power Co.	5.250%	3/1/18	150	179

Northern States Power Co.	6.250%	6/1/36	50	67
Northern States Power Co.	6.200%	7/1/37	50	67
Northern States Power Co.	5.350%	11/1/39	75	92
NSTAR	4.500%	11/15/19	25	27
NSTAR Electric Co.	4.875%	4/15/14	50	54
NSTAR Electric Co.	5.625%	11/15/17	150	178
NSTAR Electric Co.	5.500%	3/15/40	75	92
Oglethorpe Power Corp.	5.950%	11/1/39	50	61
Oglethorpe Power Corp.	5.375%	11/1/40	125	142
Ohio Edison Co.	6.400%	7/15/16	175	205
Ohio Power Co.	5.750%	9/1/13	200	215
Ohio Power Co.	6.000%	6/1/16	75	86
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	126
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	143
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	171
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	324
Pacific Gas & Electric Co.	4.800%	3/1/14	700	757
Pacific Gas & Electric Co.	5.625%	11/30/17	150	175
Pacific Gas & Electric Co.	8.250%	10/15/18	200	267
Pacific Gas & Electric Co.	6.050%	3/1/34	625	752
Pacific Gas & Electric Co.	6.350%	2/15/38	100	125
Pacific Gas & Electric Co.	5.400%	1/15/40	250	280
PacifiCorp	7.700%	11/15/31	600	882
PacifiCorp	5.250%	6/15/35	100	114
Peco Energy Co.	5.350%	3/1/18	50	60
Pennsylvania Electric Co.	6.050%	9/1/17	75	86
Pepco Holdings Inc.	2.700%	10/1/15	175	180
Potomac Electric Power Co.	6.500%	11/15/37	100	135
PPL Electric Utilities Corp.	3.000%	9/15/21	125	125
PPL Energy Supply LLC	6.300%	7/15/13	75	80
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	57
Progress Energy Inc.	6.050%	3/15/14	50	55
Progress Energy Inc.	7.000%	10/30/31	119	152
Progress Energy Inc.	6.000%	12/1/39	25	30
PSEG Power LLC	2.500%	4/15/13	75	76
PSEG Power LLC	5.000%	4/1/14	75	80
PSEG Power LLC	5.500%	12/1/15	75	83
PSEG Power LLC	8.625%	4/15/31	481	675
Public Service Co. of Colorado	7.875%	10/1/12	125	133
Public Service Co. of Colorado	5.125%	6/1/19	275	325
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	6.250%	9/1/37	25	34
Public Service Co. of Colorado	4.750%	8/15/41	75	84
Public Service Co. of Oklahoma	6.625%	11/15/37	200	260
Public Service Electric & Gas Co.	2.700%	5/1/15	200	210
Public Service Electric & Gas Co.	5.800%	5/1/37	75	94
Puget Sound Energy Inc.	5.483%	6/1/35	25	29
Puget Sound Energy Inc.	6.274%	3/15/37	125	159
Puget Sound Energy Inc.	5.757%	10/1/39	75	90
Puget Sound Energy Inc.	5.764%	7/15/40	100	121
San Diego Gas & Electric Co.	5.350%	5/15/35	25	30
San Diego Gas & Electric Co.	4.500%	8/15/40	150	164
SCANA Corp.	4.750%	5/15/21	125	132
Sierra Pacific Power Co.	6.000%	5/15/16	100	115
Sierra Pacific Power Co.	6.750%	7/1/37	150	203
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	126

South Carolina Electric & Gas Co.	6.050%	1/15/38	25	32
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
Southern California Edison Co.	5.000%	1/15/14	200	217
Southern California Edison Co.	4.650%	4/1/15	100	110
Southern California Edison Co.	5.000%	1/15/16	25	28
Southern California Edison Co.	3.875%	6/1/21	125	135
Southern California Edison Co.	6.650%	4/1/29	75	99
Southern California Edison Co.	6.000%	1/15/34	50	65
Southern California Edison Co.	5.750%	4/1/35	75	95
Southern California Edison Co.	5.350%	7/15/35	100	121
Southern California Edison Co.	5.625%	2/1/36	125	157
Southern California Edison Co.	5.950%	2/1/38	200	265
Southern California Edison Co.	4.500%	9/1/40	75	82
Southern Co.	4.150%	5/15/14	100	107
Southern Co.	2.375%	9/15/15	150	153
Southern Power Co.	4.875%	7/15/15	200	219
Southern Power Co.	5.150%	9/15/41	100	104
Southwestern Electric Power Co.	6.450%	1/15/19	100	118
Southwestern Electric Power Co.	6.200%	3/15/40	50	59
Tampa Electric Co.	6.100%	5/15/18	100	121
Tampa Electric Co.	6.550%	5/15/36	100	131
TECO Finance Inc.	4.000%	3/15/16	50	54
TECO Finance Inc.	5.150%	3/15/20	50	56
Toledo Edison Co.	6.150%	5/15/37	100	118
TransAlta Corp.	6.650%	5/15/18	50	58
UIL Holdings Corp.	4.625%	10/1/20	75	77
Union Electric Co.	5.100%	10/1/19	400	464
Union Electric Co.	8.450%	3/15/39	150	246
United Utilities plc	5.375%	2/1/19	325	349
Virginia Electric and Power Co.	6.000%	1/15/36	125	158
Virginia Electric and Power Co.	6.000%	5/15/37	100	127
Virginia Electric and Power Co.	6.350%	11/30/37	50	66
Virginia Electric and Power Co.	8.875%	11/15/38	25	41
Wisconsin Electric Power Co.	4.250%	12/15/19	50	56
Wisconsin Electric Power Co.	5.700%	12/1/36	300	363
4 Wisconsin Energy Corp.	6.250%	5/15/67	425	424
Wisconsin Power & Light Co.	5.000%	7/15/19	50	58
Wisconsin Power & Light Co.	6.375%	8/15/37	100	133
Xcel Energy Inc.	5.613%	4/1/17	78	88
Xcel Energy Inc.	4.700%	5/15/20	100	112
Xcel Energy Inc.	6.500%	7/1/36	100	132

Natural Gas (0.7%)
AGL Capital Corp.	3.500%	9/15/21	125	123
AGL Capital Corp.	5.875%	3/15/41	75	87
Atmos Energy Corp.	4.950%	10/15/14	50	55
Atmos Energy Corp.	8.500%	3/15/19	75	101
Atmos Energy Corp.	5.500%	6/15/41	150	176
Boardwalk Pipelines LP	5.500%	2/1/17	100	111
British Transco Finance Inc.	6.625%	6/1/18	50	61
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	86
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	52
CenterPoint Energy Resources Corp.	5.850%	1/15/41	50	55
DCP Midstream Operating LP	3.250%	10/1/15	100	100
El Paso Natural Gas Co.	5.950%	4/15/17	525	591
Enbridge Energy Partners LP	6.500%	4/15/18	75	88
Enbridge Energy Partners LP	9.875%	3/1/19	125	167

Enbridge Energy Partners LP	7.500%	4/15/38	150	192
Energy Transfer Partners LP	6.000%	7/1/13	400	424
Energy Transfer Partners LP	8.500%	4/15/14	125	143
Energy Transfer Partners LP	5.950%	2/1/15	75	81
Energy Transfer Partners LP	6.125%	2/15/17	50	55
Energy Transfer Partners LP	9.000%	4/15/19	250	301
Energy Transfer Partners LP	6.625%	10/15/36	150	153
8 Enron Corp.	9.125%	4/1/03	500	—
8 Enron Corp.	7.125%	5/15/07	150	—
8 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	5.650%	4/1/13	250	264
Enterprise Products Operating LLC	5.900%	4/15/13	50	53
Enterprise Products Operating LLC	9.750%	1/31/14	240	281
Enterprise Products Operating LLC	5.600%	10/15/14	275	302
Enterprise Products Operating LLC	6.300%	9/15/17	150	174
Enterprise Products Operating LLC	6.650%	4/15/18	50	59
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	6.875%	3/1/33	175	208
Enterprise Products Operating LLC	7.550%	4/15/38	75	94
Enterprise Products Operating LLC	5.950%	2/1/41	650	699
EQT Corp.	6.500%	4/1/18	350	396
8 HNG Internorth	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	106
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	321
Kinder Morgan Energy Partners LP	5.625%	2/15/15	325	359
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	341
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	381
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	292
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	49
Kinder Morgan Energy Partners LP	6.950%	1/15/38	100	110
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	81
Magellan Midstream Partners LP	5.650%	10/15/16	75	86
Magellan Midstream Partners LP	6.550%	7/15/19	75	90
Magellan Midstream Partners LP	4.250%	2/1/21	100	103
National Grid plc	6.300%	8/1/16	325	376
Nisource Finance Corp.	5.400%	7/15/14	400	435
Nisource Finance Corp.	5.250%	9/15/17	150	163
Nisource Finance Corp.	6.125%	3/1/22	75	85
Nisource Finance Corp.	6.250%	12/15/40	25	27
Nisource Finance Corp.	5.950%	6/15/41	125	134
NuStar Logistics LP	7.650%	4/15/18	125	151
Oneok Inc.	5.200%	6/15/15	75	82
Oneok Inc.	6.000%	6/15/35	125	135
ONEOK Partners LP	3.250%	2/1/16	50	51
ONEOK Partners LP	6.150%	10/1/16	150	170
ONEOK Partners LP	8.625%	3/1/19	225	290
ONEOK Partners LP	6.850%	10/15/37	150	179
ONEOK Partners LP	6.125%	2/1/41	525	578
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	289
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	29
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	96
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	300	314
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	6.000%	10/15/39	300	364

7 Southern Natural Gas Co.	5.900%	4/1/17	200	229
Southern Union Co.	7.600%	2/1/24	250	297
Spectra Energy Capital LLC	5.500%	3/1/14	125	135
Spectra Energy Capital LLC	6.750%	2/15/32	50	57
Texas Gas Transmission LLC	4.600%	6/1/15	100	108
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	185
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	184
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	176
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	366
TransCanada PipeLines Ltd.	6.200%	10/15/37	625	772
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	273
Williams Partners LP	3.800%	2/15/15	575	600
Williams Partners LP	5.250%	3/15/20	475	512
Williams Partners LP	4.125%	11/15/20	425	424
Williams Partners LP	6.300%	4/15/40	100	112

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	200	236
American Water Capital Corp.	6.593%	10/15/37	150	180
Veolia Environnement SA	6.000%	6/1/18	400	451

				55,888
Total Corporate Bonds (Cost $448,193)				482,065
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
African Development Bank	1.000%	11/23/11	150	150
African Development Bank	1.750%	10/1/12	100	101
African Development Bank	1.625%	2/11/13	150	153
African Development Bank	3.000%	5/27/14	450	480
African Development Bank	1.250%	9/2/16	50	50
Asian Development Bank	1.625%	7/15/13	425	434
Asian Development Bank	3.625%	9/5/13	350	371
Asian Development Bank	2.750%	5/21/14	750	794
Asian Development Bank	0.875%	6/10/14	100	101
Asian Development Bank	4.250%	10/20/14	275	304
Asian Development Bank	2.625%	2/9/15	275	291
Asian Development Bank	2.500%	3/15/16	325	346
Asian Development Bank	5.593%	7/16/18	275	337
Brazilian Government International Bond	10.250%	6/17/13	50	57
Brazilian Government International Bond	7.875%	3/7/15	175	206
Brazilian Government International Bond	6.000%	1/17/17	625	710
4 Brazilian Government International Bond	8.000%	1/15/18	650	767
Brazilian Government International Bond	5.875%	1/15/19	1,400	1,605
Brazilian Government International Bond	8.875%	10/14/19	300	407
Brazilian Government International Bond	4.875%	1/22/21	175	187
Brazilian Government International Bond	8.875%	4/15/24	125	178
Brazilian Government International Bond	8.750%	2/4/25	300	422
Brazilian Government International Bond	10.125%	5/15/27	325	509
Brazilian Government International Bond	8.250%	1/20/34	400	560
Brazilian Government International Bond	7.125%	1/20/37	325	415
Brazilian Government International Bond	11.000%	8/17/40	200	263
Brazilian Government International Bond	5.625%	1/7/41	450	484
Chile Government International Bond	5.500%	1/15/13	175	184
Chile Government International Bond	3.875%	8/5/20	200	209
China Development Bank Corp.	4.750%	10/8/14	100	107
China Development Bank Corp.	5.000%	10/15/15	100	108
China Government International Bond	4.750%	10/29/13	50	53

Colombia Government International Bond	10.750%	1/15/13	50	55
Colombia Government International Bond	8.250%	12/22/14	100	117
Colombia Government International Bond	7.375%	1/27/17	325	388
Colombia Government International Bond	7.375%	3/18/19	400	491
Colombia Government International Bond	4.375%	7/12/21	450	457
Colombia Government International Bond	8.125%	5/21/24	250	329
Colombia Government International Bond	7.375%	9/18/37	100	129
Colombia Government International Bond	6.125%	1/18/41	100	113
Corp. Andina de Fomento	5.200%	5/21/13	75	79
Corp. Andina de Fomento	5.125%	5/5/15	50	54
Corp. Andina de Fomento	3.750%	1/15/16	125	127
Corp. Andina de Fomento	5.750%	1/12/17	275	300
Corp. Andina de Fomento	8.125%	6/4/19	400	490
Council Of Europe Development Bank	2.750%	2/10/15	150	159
Council Of Europe Development Bank	2.625%	2/16/16	150	159
9 Development Bank of Japan	4.250%	6/9/15	250	276
Eksportfinans ASA	3.000%	11/17/14	100	105
Eksportfinans ASA	2.000%	9/15/15	450	459
Eksportfinans ASA	5.500%	5/25/16	350	412
Eksportfinans ASA	5.500%	6/26/17	125	148
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	557
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	126
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	186
European Investment Bank	1.625%	3/15/13	200	203
European Investment Bank	2.875%	3/15/13	225	232
European Investment Bank	3.250%	5/15/13	300	312
European Investment Bank	1.875%	6/17/13	175	179
European Investment Bank	4.250%	7/15/13	1,400	1,491
European Investment Bank	1.250%	9/17/13	625	633
European Investment Bank	1.250%	2/14/14	475	481
European Investment Bank	2.375%	3/14/14	700	728
European Investment Bank	1.500%	5/15/14	325	331
European Investment Bank	4.625%	5/15/14	175	192
European Investment Bank	3.125%	6/4/14	1,975	2,098
European Investment Bank	1.125%	8/15/14	1,200	1,211
European Investment Bank	2.875%	1/15/15	200	214
European Investment Bank	2.750%	3/23/15	450	479
European Investment Bank	1.625%	9/1/15	650	666
European Investment Bank	1.375%	10/20/15	475	482
European Investment Bank	4.875%	2/16/16	650	750
European Investment Bank	2.500%	5/16/16	725	766
European Investment Bank	2.125%	7/15/16	500	521
European Investment Bank	5.125%	9/13/16	1,250	1,481
European Investment Bank	1.250%	10/14/16	850	846
European Investment Bank	4.875%	1/17/17	150	176
European Investment Bank	5.125%	5/30/17	675	802
European Investment Bank	2.875%	9/15/20	100	105
European Investment Bank	4.000%	2/16/21	25	29
Export Development Canada	3.500%	5/16/13	275	287
Export Development Canada	3.125%	4/24/14	150	160
Export Development Canada	2.250%	5/28/15	75	79
Export-Import Bank of Korea	5.500%	10/17/12	325	336
Export-Import Bank of Korea	8.125%	1/21/14	1,025	1,147
Export-Import Bank of Korea	5.875%	1/14/15	150	159

	Export-Import Bank of Korea	4.375%	9/15/21	75	72
	Hungary Government International Bond	4.750%	2/3/15	400	390
	Hungary Government International Bond	6.250%	1/29/20	350	336
	Hydro Quebec	8.000%	2/1/13	500	546
	Hydro Quebec	8.400%	1/15/22	275	408
	Hydro Quebec	8.050%	7/7/24	200	302
	Inter-American Development Bank	3.000%	4/22/14	625	663
	Inter-American Development Bank	2.250%	7/15/15	200	210
	Inter-American Development Bank	2.375%	8/15/17	100	105
	Inter-American Development Bank	4.250%	9/10/18	1,050	1,228
	Inter-American Development Bank	3.875%	9/17/19	1,550	1,776
	Inter-American Development Bank	3.875%	2/14/20	50	58
	Inter-American Development Bank	7.000%	6/15/25	100	144
	International Bank for Reconstruction &
	Development	1.750%	7/15/13	375	384
	International Bank for Reconstruction &
	Development	3.500%	10/8/13	200	212
	International Bank for Reconstruction &
	Development	1.125%	8/25/14	500	508
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	1,050	1,109
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	650	681
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	400	467
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	450	448
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	600	749
	International Finance Corp.	3.500%	5/15/13	175	183
	International Finance Corp.	3.000%	4/22/14	775	817
	International Finance Corp.	2.750%	4/20/15	175	187
	International Finance Corp.	2.250%	4/11/16	200	211
	International Finance Corp.	2.125%	11/17/17	300	307
	Israel Government International Bond	4.625%	6/15/13	75	78
	Israel Government International Bond	5.500%	11/9/16	175	198
	Israel Government International Bond	5.125%	3/26/19	550	603
9	Japan Bank for International Cooperation	4.250%	6/18/13	625	663
9	Japan Finance Corp.	2.125%	11/5/12	250	254
9	Japan Finance Corp.	2.875%	2/2/15	325	344
9	Japan Finance Corp.	1.875%	9/24/15	25	26
9	Japan Finance Corp.	2.500%	1/21/16	200	209
9	Japan Finance Corp.	2.500%	5/18/16	100	105
9	Japan Finance Corp.	2.250%	7/13/16	275	285
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	112
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	100	117
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	338
	Korea Development Bank	5.300%	1/17/13	125	130
	Korea Development Bank	5.750%	9/10/13	250	265
	Korea Development Bank	8.000%	1/23/14	250	279
	Korea Development Bank	4.375%	8/10/15	750	766
	Korea Electric Power Corp.	7.750%	4/1/13	175	188
	Korea Finance Corp.	3.250%	9/20/16	250	240
[10] Kreditanstalt fuer Wiederaufbau		1.875%	1/14/13	550	560
[10] Kreditanstalt fuer Wiederaufbau		3.250%	3/15/13	1,675	1,742
[10] Kreditanstalt fuer Wiederaufbau		3.500%	5/16/13	200	210
[10] Kreditanstalt fuer Wiederaufbau		1.375%	7/15/13	600	610

[10] Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,225	1,309
[10] Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	550	560
[10] Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	625	669
[10] Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	50	51
[10] Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	632
[10] Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	225	238
[10] Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	775	824
[10] Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	200	201
[10] Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	1,450	1,696
[10] Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	825	855
[10] Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	225	224
[10] Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	250	289
[10] Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	1,350	1,647
[10] Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	50	57
[10] Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	1,650	1,722
[10] Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	400	178
[10] Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	156
[10] Landwirtschaftliche Rentenbank	4.125%	7/15/13	675	719
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	403
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	316
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	104
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	149
Mexico Government International Bond	6.375%	1/16/13	474	502
Mexico Government International Bond	5.875%	2/17/14	250	270
Mexico Government International Bond	6.625%	3/3/15	510	575
Mexico Government International Bond	11.375%	9/15/16	100	140
Mexico Government International Bond	5.625%	1/15/17	325	362
Mexico Government International Bond	5.950%	3/19/19	500	567
Mexico Government International Bond	5.125%	1/15/20	200	218
Mexico Government International Bond	8.300%	8/15/31	250	354
Mexico Government International Bond	6.750%	9/27/34	1,408	1,732
Mexico Government International Bond	6.050%	1/11/40	775	874
Mexico Government International Bond	5.750%	10/12/10	600	586
Nordic Investment Bank	1.625%	1/28/13	250	254
Nordic Investment Bank	2.625%	10/6/14	225	237
Nordic Investment Bank	2.500%	7/15/15	225	238
Nordic Investment Bank	2.250%	3/15/16	300	316
North American Development Bank	4.375%	2/11/20	100	113
[11] Oesterreichische Kontrollbank AG	1.750%	3/11/13	400	407
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	500	510
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	707
Panama Government International Bond	7.250%	3/15/15	200	228
Panama Government International Bond	5.200%	1/30/20	100	109
Panama Government International Bond	7.125%	1/29/26	600	751
4	Panama Government International Bond	6.700%	1/26/36	500	603
Pemex Project Funding Master Trust	5.750%	3/1/18	600	648
Pemex Project Funding Master Trust	6.625%	6/15/35	625	678
Pemex Project Funding Master Trust	6.625%	6/15/38	150	161
Peruvian Government International Bond	7.125%	3/30/19	350	422
Peruvian Government International Bond	7.350%	7/21/25	400	496
Peruvian Government International Bond	8.750%	11/21/33	142	200
4	Peruvian Government International Bond	6.550%	3/14/37	525	604
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	86
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	100	100
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	385
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	675	700
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	355

Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	977
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	75	77
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	125	125
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	150	158
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	75	80
Petroleos Mexicanos	4.875%	3/15/15	175	184
Petroleos Mexicanos	8.000%	5/3/19	200	244
Petroleos Mexicanos	6.000%	3/5/20	400	437
Petroleos Mexicanos	5.500%	1/21/21	150	158
7 Petroleos Mexicanos	6.500%	6/2/41	100	105
Poland Government International Bond	5.250%	1/15/14	200	211
Poland Government International Bond	3.875%	7/16/15	400	404
Poland Government International Bond	6.375%	7/15/19	850	932
Province of British Columbia	2.850%	6/15/15	400	426
Province of British Columbia	2.100%	5/18/16	500	518
Province of Manitoba	2.125%	4/22/13	200	205
Province of Manitoba	1.375%	4/28/14	200	204
Province of Manitoba	2.625%	7/15/15	250	263
Province of New Brunswick	2.750%	6/15/18	350	366
Province of Nova Scotia	2.375%	7/21/15	200	208
Province of Ontario	1.875%	11/19/12	1,025	1,042
Province of Ontario	1.375%	1/27/14	375	381
Province of Ontario	4.100%	6/16/14	675	731
Province of Ontario	2.950%	2/5/15	100	106
Province of Ontario	2.700%	6/16/15	575	601
Province of Ontario	1.875%	9/15/15	200	203
Province of Ontario	4.750%	1/19/16	100	114
Province of Ontario	5.450%	4/27/16	500	588
Province of Ontario	1.600%	9/21/16	450	448
Province of Ontario	3.150%	12/15/17	225	240
Province of Ontario	3.000%	7/16/18	225	236
Province of Ontario	4.000%	10/7/19	575	639
Province of Ontario	4.400%	4/14/20	500	570
Quebec	5.125%	11/14/16	325	382
Quebec	4.625%	5/14/18	575	663
Quebec	3.500%	7/29/20	350	374
Quebec	2.750%	8/25/21	325	325
Quebec	7.500%	9/15/29	325	501
Region of Lombardy Italy	5.804%	10/25/32	200	199
Republic of Italy	2.125%	10/5/12	1,300	1,279
Republic of Italy	2.125%	9/16/13	500	479
Republic of Italy	3.125%	1/26/15	425	397
Republic of Italy	4.750%	1/25/16	500	487
Republic of Italy	5.250%	9/20/16	1,050	1,039
Republic of Italy	5.375%	6/15/33	175	158
Republic of Korea	4.250%	6/1/13	350	361
Republic of Korea	5.750%	4/16/14	325	351
Republic of Korea	7.125%	4/16/19	225	273
Republic of Korea	5.625%	11/3/25	100	118
South Africa Government International Bond	6.875%	5/27/19	250	297
South Africa Government International Bond	5.500%	3/9/20	500	549
South Africa Government International Bond	6.250%	3/8/41	300	338
Svensk Exportkredit AB	3.250%	9/16/14	200	212
Svensk Exportkredit AB	2.125%	7/13/16	125	128
Svensk Exportkredit AB	5.125%	3/1/17	350	411
Total Sovereign Bonds (Cost $99,018)				105,447

Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	168
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	67
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	178
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	63
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	130
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	194
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	330
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	50	60
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	25	28
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	100	121
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	75	85
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	200	213
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	100	109
California GO	3.950%	11/1/15	150	160
California GO	5.750%	3/1/17	100	113
California GO	6.200%	10/1/19	275	317
California GO	5.700%	11/1/21	250	278
California GO	7.500%	4/1/34	600	718
California GO	5.650%	4/1/39	100	106
California GO	7.300%	10/1/39	75	90
California GO	7.350%	11/1/39	575	697
California GO	7.625%	3/1/40	250	313
California GO	7.600%	11/1/40	200	250
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	62
Chicago IL Board of Education GO	6.319%	11/1/29	50	57
Chicago IL Board of Education GO	6.138%	12/1/39	50	55
Chicago IL GO	7.781%	1/1/35	50	64
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	300	367
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	60
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	174
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	149

Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	67
Chicago IL Water Revenue	6.742%	11/1/40	75	98
Clark County NV Airport Revenue	6.881%	7/1/42	100	110
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	176
Connecticut GO	5.090%	10/1/30	175	187
Connecticut GO	5.850%	3/15/32	200	243
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	59
Cook County IL GO	6.229%	11/15/34	50	59
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	55
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	129
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	57
Dallas TX Independent School District GO	6.450%	2/15/35	100	118
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	57
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	50	64
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	62
Georgia GO	4.503%	11/1/25	150	169
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	217
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	159
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	78
Illinois GO	2.766%	1/1/12	150	151
Illinois GO	4.071%	1/1/14	150	154
Illinois GO	4.511%	3/1/15	75	78
Illinois GO	5.365%	3/1/17	175	185
Illinois GO	4.950%	6/1/23	550	550
Illinois GO	5.100%	6/1/33	1,100	1,010
Illinois GO	6.725%	4/1/35	200	212
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	57
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	319
[12] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	175	194
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	65
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	198
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	88
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	177
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	27
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	129
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	564
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	142

Los Angeles CA Unified School District GO	6.758%	7/1/34	50	63
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	89
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	124
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	63
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	100	107
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	200	237
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	62
Massachusetts GO	4.200%	12/1/21	125	139
Massachusetts GO	5.456%	12/1/39	150	184
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	93
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	88
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	59
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	354
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	56
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	124
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	58
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	50	58
Mississippi GO	5.245%	11/1/34	50	56
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	58
[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	277
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	500	626
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	5	5
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	70	73
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	427
New York City NY GO	6.246%	6/1/35	25	28
New York City NY GO	5.968%	3/1/36	100	121
New York City NY GO	5.985%	12/1/36	50	62
New York City NY GO	5.517%	10/1/37	50	58
New York City NY GO	6.271%	12/1/37	100	125
New York City NY GO	5.846%	6/1/40	50	57
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	64
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	63
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	66

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	219
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	200
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	59
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	119
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	89
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	146
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	85
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	179
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	61
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	128
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	114
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	82
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	69
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	50	62
Oregon GO	5.762%	6/1/23	50	62
Oregon GO	5.892%	6/1/27	75	88
[14] Oregon School Boards Association GO	4.759%	6/30/28	75	74
[12] Oregon School Boards Association GO	5.528%	6/30/28	50	55
Pennsylvania GO	4.650%	2/15/26	50	57
Pennsylvania GO	5.350%	5/1/30	200	222
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	54
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	58
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	57
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	91
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	293
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	100	103
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	100	105
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	129
Rutgers State University NJ Revenue	5.665%	5/1/40	50	60

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	55
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	158
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	61
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	155
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	63
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	50	59
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	241
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	67
Texas Transportation Commission Revenue	5.028%	4/1/26	50	60
Texas Transportation Commission Revenue	5.178%	4/1/30	75	86
Texas Transportation Commission Revenue	4.631%	4/1/33	150	168
Texas Transportation Commission Revenue	4.681%	4/1/40	50	56
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	120
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	60
University of California Revenue	0.887%	7/1/13	25	25
University of California Revenue	6.270%	5/15/31	500	552
University of California Revenue	5.946%	5/15/45	175	201
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	59
University of Southern California	5.250%	10/1/11	100	114
Utah GO	4.554%	7/1/24	50	59
Utah GO	3.539%	7/1/25	50	53
Washington GO	5.090%	8/1/33	250	282
Washington GO	5.140%	8/1/40	150	173
[12] Wisconsin GO	4.800%	5/1/13	75	80
[12] Wisconsin GO	5.700%	5/1/26	75	87
Total Taxable Municipal Bonds (Cost $20,048)				23,289
			Shares
Temporary Cash Investment (6.7%)
Money Market Fund (6.7%)
[15] Vanguard Market Liquidity Fund
(Cost $159,886)	0.144%		159,885,954	159,886
Total Investments (106.0%) (Cost $2,361,450)				2,510,276
Other Assets and Liabilities-Net (-6.0%)				(140,808)
Net Assets (100%)				2,369,468

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2011.

6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $8,025,000, representing 0.3% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,677,282	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	62,307	—
Corporate Bonds	—	482,065	—
Sovereign Bonds	—	105,447	—
Taxable Municipal Bonds	—	23,289	—
Temporary Cash Investments	159,886	—	—
Total	159,886	2,350,390	—

Vanguard Total Bond Market Index Portfolio

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	3
Change in Unrealized Appreciation (Depreciation)	(3)
Balance as of September 30, 2011	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $2,361,450,000. Net unrealized appreciation of investment securities for tax purposes was $148,826,000, consisting of unrealized gains of $153,637,000 on securities that had risen in value since their purchase and $4,811,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2011

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (14.7%)
U.S. Government Securities (14.5%)
United States Treasury Note/Bond	1.375%	2/15/12	1,200	1,206
United States Treasury Note/Bond	0.875%	2/29/12	515	517
1	United States Treasury Note/Bond	1.000%	3/31/12	2,500	2,511
United States Treasury Note/Bond	4.875%	6/30/12	200	207
United States Treasury Note/Bond	1.500%	7/15/12	15,000	15,155
United States Treasury Note/Bond	4.125%	8/31/12	10,000	10,358
United States Treasury Note/Bond	0.375%	9/30/12	6,000	6,011
United States Treasury Note/Bond	1.375%	10/15/12	6,279	6,355
United States Treasury Note/Bond	1.375%	1/15/13	10,000	10,145
United States Treasury Note/Bond	1.375%	2/15/13	6,000	6,092
United States Treasury Note/Bond	1.375%	3/15/13	5,500	5,590
United States Treasury Note/Bond	0.750%	3/31/13	5,000	5,039
United States Treasury Note/Bond	0.625%	4/30/13	3,513	3,534
United States Treasury Note/Bond	0.500%	5/31/13	13,037	13,094
United States Treasury Note/Bond	0.375%	6/30/13	9,070	9,090
United States Treasury Note/Bond	0.125%	8/31/13	5,640	5,626
United States Treasury Note/Bond	1.250%	2/15/14	6,240	6,372
United States Treasury Note/Bond	1.000%	5/15/14	2,969	3,016
United States Treasury Note/Bond	0.750%	6/15/14	5,490	5,545
United States Treasury Note/Bond	0.625%	7/15/14	10,510	10,577
United States Treasury Note/Bond	0.500%	8/15/14	12,000	12,036
United States Treasury Note/Bond	1.250%	8/31/15	206	211
United States Treasury Note/Bond	1.750%	5/31/16	5,000	5,203
143,490
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	6.000%	12/1/16	104	114
[2,3] Fannie Mae Pool	6.500%	9/1/16–9/1/16	100	110
[2,3] Freddie Mac Gold Pool	6.000%	4/1/17	79	86
310
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool	2.250%	12/1/32	22	23
[2,3] Fannie Mae Pool	2.310%	7/1/32	18	19
[2,3] Fannie Mae Pool	2.375%	6/1/33	163	170
[2,3] Fannie Mae Pool	2.412%	9/1/32	6	7
[2,3] Fannie Mae Pool	2.460%	5/1/33	154	162
[2,3] Fannie Mae Pool	2.535%	8/1/33	195	203
[2,3] Fannie Mae Pool	2.579%	7/1/33	357	369
[2,3] Fannie Mae Pool	2.641%	5/1/33	34	36
[2,3] Fannie Mae Pool	2.768%	9/1/32	11	12
[2,3] Fannie Mae Pool	5.170%	8/1/37	16	17
[2,3] Fannie Mae Pool	5.484%	2/1/37	56	61
[2,3] Freddie Mac Non Gold Pool	2.487%	9/1/32	25	27
[2,3] Freddie Mac Non Gold Pool	2.711%	1/1/33–8/1/33	106	113
[2,3] Freddie Mac Non Gold Pool	2.968%	10/1/32	23	25
[2,3] Freddie Mac Non Gold Pool	3.018%	9/1/32	36	37
[2,3] Freddie Mac Non Gold Pool	5.782%	8/1/37	172	181
1,462
Total U.S. Government and Agency Obligations (Cost $144,338)	145,262
Asset-Backed/Commercial Mortgage-Backed Securities (18.7%)
[3,4] Ally Auto Receivables Trust	3.050%	12/15/14	1,130	1,173
3	Ally Auto Receivables Trust	2.090%	5/15/15	1,300	1,334
3	Ally Auto Receivables Trust	2.230%	3/15/16	1,200	1,239
3	Ally Auto Receivables Trust	1.140%	6/15/16	1,000	1,002
[3,4] Ally Auto Receivables Trust	2.690%	2/15/17	500	518
[3,4] Ally Master Owner Trust	3.470%	4/15/15	500	514
[3,4] Ally Master Owner Trust	3.870%	4/15/15	300	308
[3,4] Ally Master Owner Trust	4.250%	4/15/17	200	217
[3,4] Ally Master Owner Trust	4.590%	4/15/17	400	430
[3,5] Ally Master Owner Trust	1.299%	8/15/17	1,650	1,661
3,4,5Ally Master Owner Trust	1.779%	8/15/17	990	991
3,4,5Ally Master Owner Trust	2.179%	8/15/17	750	757
3,4,5American Express Credit Account Master
Trust	0.899%	12/15/16	150	149
[3,5] American Express Credit Account Master
Trust	1.479%	3/15/17	1,480	1,529
[3,4] Americold LLC Trust	4.954%	1/14/29	70	74
[3,4] Americold LLC Trust	6.811%	1/14/29	330	324
[3,5] AmeriCredit Automobile Receivables Trust	5.222%	1/6/15	269	270

[3,5] AmeriCredit Automobile Receivables Trust		5.222%	4/6/15	442	446
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	80	81
3,4,5Arkle Master Issuer plc		1.542%	5/17/60	1,070	1,060
3,4,5Arran Residential Mortgages Funding plc		1.690%	5/16/47	520	517
3,4,5Arran Residential Mortgages Funding plc		1.746%	11/19/47	1,600	1,593
4	BA Covered Bond Issuer	5.500%	6/14/12	800	822
[3,5] BA Credit Card Trust		0.519%	6/16/14	135	135
[3,5] BA Credit Card Trust		0.299%	12/15/16	1,200	1,196
[3,5] BA Credit Card Trust		0.269%	11/15/19	790	779
3	Banc of America Funding Corp.	2.727%	9/20/46	999	693
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.334%	9/10/45	284	284
[3,5] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.821%	4/10/49	580	615
3	Banc of America Mortgage Securities Inc.	3.565%	9/25/32	1	1
[3,4] Bank of America Auto Trust		3.030%	10/15/16	925	945
3,4,5Bank of America Student Loan Trust		1.053%	2/25/43	1,940	1,920
4	Bank of Montreal	2.625%	1/25/16	1,600	1,669
[3,5] Bank One Issuance Trust		1.029%	2/15/17	200	200
3	Bear Stearns Adjustable Rate Mortgage Trust	3.849%	10/25/36	1,064	656
3	Bear Stearns Adjustable Rate Mortgage Trust	5.194%	5/25/47	979	626
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	395	425
3	BMW Vehicle Owner Trust	0.760%	8/25/15	700	701
3	BMW Vehicle Owner Trust	1.030%	2/26/18	500	500
[3,5] Brazos Higher Education Authority		0.558%	6/25/26	350	323
[3,5] Brazos Higher Education Authority		1.212%	5/25/29	1,089	1,081
[3,5] Brazos Higher Education Authority		1.112%	2/25/30	1,500	1,486
4	Canadian Imperial Bank of Commerce	0.900%	9/19/14	1,000	997
4	Canadian Imperial Bank of Commerce	2.750%	1/27/16	900	945
[3,5] Capital One Multi-Asset Execution Trust		0.529%	11/17/14	850	848
[3,5] Capital One Multi-Asset Execution Trust		2.479%	7/15/16	840	851
[3,5] Capital One Multi-Asset Execution Trust		1.279%	12/15/16	72	71
[3,5] Capital One Multi-Asset Execution Trust		0.319%	8/15/18	130	128
[3,5] Capital One Multi-Asset Execution Trust		0.319%	6/17/19	500	490
[3,5] Capital One Multi-Asset Execution Trust		0.279%	11/15/19	610	595
[3,5] Capital One Multi-Asset Execution Trust		0.309%	12/16/19	6,950	6,784
[3,5] Capital One Multi-Asset Execution Trust		0.269%	7/15/20	4,270	4,142
3	CarMax Auto Owner Trust	2.040%	10/15/15	800	819
3,4,5CFCRE Commercial Mortgage Trust		5.737%	4/15/44	70	57
3,4,5CFCRE Commercial Mortgage Trust		5.737%	4/15/44	186	163
[3,5] Chase Issuance Trust		0.689%	4/15/19	700	662
[3,4] Chrysler Financial Auto Securitization Trust		6.250%	5/8/14	845	857
[3,4] Chrysler Financial Auto Securitization Trust		5.570%	8/8/14	845	859
[3,4] Chrysler Financial Auto Securitization Trust		6.540%	11/10/14	400	411
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	700	710
[3,4] CIT Equipment Collateral		2.410%	5/15/13	807	813
[3,5] Citibank Credit Card Issuance Trust		0.639%	7/15/14	1,945	1,938
[3,5] Citibank Credit Card Issuance Trust		0.631%	2/20/15	920	912
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,221
[3,5] Citibank Credit Card Issuance Trust		0.705%	3/24/17	100	97
[3,5] Citibank Credit Card Issuance Trust		1.430%	5/22/17	500	518
[3,5] Citibank Credit Card Issuance Trust		0.289%	12/17/18	1,960	1,934
[3,5] Citibank Credit Card Issuance Trust		0.407%	12/17/18	525	519
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	718
[3,5] Citibank Credit Card Issuance Trust		1.605%	5/20/20	1,500	1,605
3,4,5Citibank Omni Master Trust		2.979%	8/15/18	640	668
[3,4] Citibank Omni Master Trust		5.350%	8/15/18	2,035	2,232
[3,4] Citibank Omni Master Trust		4.900%	11/15/18	2,905	3,162
[3,4] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	1,450	1,462
[3,4] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	400	410
3	Citigroup Mortgage Loan Trust Inc.	5.506%	7/25/37	529	365
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,325	1,329
[3,4] CLI Funding LLC		4.500%	3/18/26	478	479
3	CNH Equipment Trust	3.000%	8/17/15	700	718
3	CNH Equipment Trust	1.750%	5/16/16	400	407
3	CNH Equipment Trust	1.740%	1/17/17	2,500	2,543
3	CNH Equipment Trust	1.290%	9/15/17	800	798
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	389	391
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.750%	11/19/33	101	83
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.683%	3/20/36	549	277
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.729%	2/25/47	679	378
3	Credit Suisse Mortgage Capital Certificates	6.011%	6/15/38	357	381

3	Credit Suisse Mortgage Capital Certificates	5.902%	6/15/39	711	717
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	688	700
3,4,5DBUBS Mortgage Trust		5.628%	7/10/44	360	311
[3,5] Discover Card Master Trust		0.579%	8/15/16	1,800	1,805
[3,5] Discover Card Master Trust		0.809%	3/15/18	4,200	4,235
[3,5] Discover Card Master Trust I		0.309%	1/19/16	1,750	1,745
[3,5] Discover Card Master Trust I		0.309%	9/15/16	600	598
[3,4] Enterprise Fleet Financing LLC		1.430%	10/20/16	1,324	1,327
[3,4] Enterprise Fleet Financing LLC		1.900%	10/20/16	300	301
3	First Horizon Asset Securities Inc.	3.018%	11/25/36	370	254
5	First Horizon Asset Securities Inc.	4.983%	1/25/37	929	602
3	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	386
3	Ford Credit Auto Owner Trust	2.980%	8/15/14	425	437
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	150	156
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	150	156
3,4,5Ford Credit Floorplan Master Owner Trust		1.879%	12/15/14	1,100	1,115
3,4,5Ford Credit Floorplan Master Owner Trust		2.479%	12/15/14	440	446
3,4,5Ford Credit Floorplan Master Owner Trust		2.879%	12/15/14	2,280	2,317
3,4,5Ford Credit Floorplan Master Owner Trust		1.929%	2/15/17	2,635	2,719
[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	410	446
[3,4] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	530	574
3,4,5Fosse Master Issuer plc		1.750%	10/18/54	3,900	3,877
4	FUEL Trust	3.984%	6/15/16	1,000	973
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	140	140
[3,5] GE Dealer Floorplan Master Note Trust		0.830%	7/20/16	1,500	1,501
3	GMAC Mortgage Corp. Loan Trust	5.125%	11/19/35	170	146
[3,5] Granite Master Issuer plc		0.270%	12/17/54	90	85
[3,5] Granite Master Issuer plc		0.371%	12/20/54	270	255
[3,4] Great America Leasing Receivables		2.340%	4/15/16	450	459
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	250	263
[3,4] GS Mortgage Securities Corp. II		3.215%	2/10/21	340	333
[3,4] GS Mortgage Securities Corp. II		3.563%	2/10/21	125	119
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	667	703
[4,5] GS Mortgage Securities Corp. II		5.404%	12/10/43	100	87
[3,4] GS Mortgage Securities Corp. II		4.473%	3/10/44	170	177
[3,4] GS Mortgage Securities Corp. II		5.728%	3/10/44	170	146
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	120	121
3	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	700	706
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	204
3	Harley-Davidson Motorcycle Trust	1.310%	3/15/17	1,200	1,203
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	200	203
[3,4] Hertz Vehicle Financing LLC		5.290%	3/25/16	1,350	1,471
[3,4] Hertz Vehicle Financing LLC		3.740%	2/25/17	2,100	2,181
[3,4] Hertz Vehicle Financing LLC		3.290%	3/25/18	1,000	1,011
3,4,5Holmes Master Issuer plc		1.649%	10/15/54	390	390
[3,4] Hyundai Auto Lease Securitization Trust		1.020%	8/15/14	1,500	1,500
[3,4] Hyundai Auto Lease Securitization Trust		1.120%	11/15/16	1,000	1,000
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	724
3,4,5Hyundai Floorplan Master Owner Trust		1.479%	11/17/14	550	554
5	Illinois Student Assistance Commission	1.303%	4/25/22	1,500	1,488
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	790	875
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	120	126
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	125	124
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.069%	11/15/43	95	95
3,4,5JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.715%	11/15/43	150	134
3,4,5JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.715%	11/15/43	170	146
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/16/46	440	453
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/16/46	385	328
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.717%	2/16/46	400	336
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	162	163
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	400	402
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.989%	6/15/49	1,200	1,221
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	1,016	1,035
3,4,5Kildare Securities Ltd.		0.397%	12/10/43	452	390
3	LB-UBS Commercial Mortgage Trust	6.066%	6/15/38	270	297

3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	483	487
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	394	396
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,050
[3,4] Macquarie Equipment Funding Trust		1.910%	4/20/17	350	356
3	Master Adjustable Rate Mortgages Trust	2.208%	4/25/34	96	87
[3,5] MBNA Credit Card Master Note Trust		1.579%	10/15/14	50	50
[3,5] MBNA Credit Card Master Note Trust		0.649%	7/15/15	1,481	1,470
[3,5] MBNA Credit Card Master Note Trust		1.579%	3/15/16	230	232
[3,5] MBNA Credit Card Master Note Trust		1.129%	11/15/16	1,050	1,043
3	Merrill Lynch Mortgage Investors Inc.	1.931%	2/25/33	85	79
3	Merrill Lynch Mortgage Investors Inc.	2.739%	7/25/33	38	37
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	86	86
3	Merrill Lynch Mortgage Trust	5.917%	6/12/50	873	885
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	102
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	319	320
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	145	147
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	400	403
[3,4] MMAF Equipment Finance LLC		2.100%	7/15/17	625	633
[3,4] MMAF Equipment Finance LLC		3.040%	8/15/28	700	719
[3,4] MMAF Equipment Finance LLC		3.510%	1/15/30	550	574
3	Morgan Stanley Capital I	5.794%	6/11/42	1,850	1,868
3,4,5Morgan Stanley Capital I		5.423%	9/15/47	170	144
3	Morgan Stanley Capital I	5.090%	10/12/52	177	177
3	Morgan Stanley Mortgage Loan Trust	2.277%	6/25/36	440	345
[3,4] Navistar Financial Corp. Owner Trust		1.990%	1/21/14	1,900	1,910
3,4,5Navistar Financial Dealer Note Master Trust		1.685%	10/26/15	600	605
3	Nissan Auto Lease Trust	1.100%	1/16/17	900	900
3,4,5Nissan Master Owner Trust Receivables		1.379%	1/15/15	3,000	3,028
3,4,5Nordstrom Private Label Credit Card Master
	Note Trust	0.289%	5/15/15	2,530	2,525
5	North Carolina Education Assistance Authority
	Student Loan Revenue	1.153%	1/26/26	700	688
3,4,5Permanent Master Issuer plc		1.399%	7/15/42	2,440	2,431
[3,4] Rental Car Finance Corp.		2.510%	2/25/16	2,400	2,405
3	Residential Funding Mortgage Securities I	3.599%	8/25/36	773	487
3	Residential Funding Mortgage Securities I	3.627%	9/25/36	284	188
3,4,5Silverstone Master Issuer plc		1.752%	1/21/55	2,370	2,365
3,4,5SLM Student Loan Trust		1.229%	10/15/24	551	551
[3,5] SLM Student Loan Trust		0.373%	1/27/25	1,675	1,623
[3,5] SLM Student Loan Trust		0.353%	4/25/25	2,275	2,191
[3,5] SLM Student Loan Trust		0.353%	10/25/25	1,100	1,069
[3,5] SLM Student Loan Trust		0.363%	10/27/25	800	746
[3,5] SLM Student Loan Trust		0.343%	1/26/26	1,575	1,460
[3,5] SLM Student Loan Trust		0.363%	1/25/27	500	465
[3,4] SLM Student Loan Trust		4.370%	4/17/28	300	318
[3,4] SLM Student Loan Trust		3.740%	2/15/29	1,400	1,408
3,4,5SMART Trust		1.079%	10/14/14	290	290
3,4 SMART Trust		1.770%	10/14/14	700	705
3,4,5SMART Trust		1.729%	12/14/15	1,300	1,313
[3,4] SMART Trust		2.520%	11/14/16	700	715
[3,4] SMART Trust		2.310%	4/14/17	1,150	1,163
[3,4] Sonic Capital LLC		5.438%	5/20/41	693	701
[3,5] South Carolina Student Loan Corp.		1.253%	7/25/25	1,200	1,187
[3,4] TAL Advantage LLC		4.310%	5/20/26	551	535
[3,4] Textainer Marine Containers Ltd.		4.700%	6/15/26	488	487
[3,4] Tidewater Auto Receivables Trust		5.920%	5/15/17	207	208
3	Toyota Auto Receivables Owner Trust	0.940%	11/15/16	600	600
3	Volkswagen Auto Lease Trust	1.180%	10/20/15	400	401
3	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	820	837
3,4,5Volkswagen Credit Auto Master Trust		0.917%	9/20/16	1,900	1,900
[3,4] Volvo Financial Equipment LLC		2.990%	5/15/17	480	485
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	270	297
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	697	710
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	1,090	1,153
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	307	308
3	WaMu Mortgage Pass Through Certificates	2.605%	1/25/33	24	23
3	WaMu Mortgage Pass Through Certificates	2.445%	8/25/33	46	43
3	WaMu Mortgage Pass Through Certificates	2.473%	9/25/33	59	55
3	Wells Fargo Mortgage Backed Securities
	Trust	3.092%	10/25/36	848	606
3,4,5WF-RBS Commercial Mortgage Trust		5.335%	3/15/44	305	258
3	World Omni Auto Receivables Trust	5.120%	5/15/14	410	424
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	1,300	1,310

3	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	660	669
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $185,191)					184,919
Corporate Bonds (63.4%)
Finance (30.5%)
	Banking (21.3%)
	Abbey National Treasury Services plc	2.875%	4/25/14	1,410	1,326
4	Abbey National Treasury Services plc	3.875%	11/10/14	650	622
	American Express Bank FSB	5.550%	10/17/12	1,025	1,066
	American Express Bank FSB	5.500%	4/16/13	2,100	2,210
	American Express Centurion Bank	5.550%	10/17/12	500	521
	American Express Co.	4.875%	7/15/13	120	126
	American Express Credit Corp.	5.875%	5/2/13	1,065	1,130
	American Express Credit Corp.	7.300%	8/20/13	1,615	1,767
	American Express Credit Corp.	5.125%	8/25/14	750	812
	American Express Credit Corp.	2.750%	9/15/15	400	401
4	ANZ National International Ltd.	6.200%	7/19/13	450	480
	Astoria Financial Corp.	5.750%	10/15/12	250	259
4	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	800	814
[3,4] Banco Mercantil del Norte SA		6.135%	10/13/16	550	544
4	Banco Santander Chile	2.875%	11/13/12	1,925	1,923
4	BanColombia SA	4.250%	1/12/16	180	176
	Bank of America Corp.	5.375%	9/11/12	250	250
	Bank of America Corp.	4.875%	1/15/13	1,315	1,297
	Bank of America Corp.	4.900%	5/1/13	650	644
	Bank of America Corp.	7.375%	5/15/14	1,650	1,702
	Bank of America Corp.	5.375%	6/15/14	300	294
	Bank of America Corp.	4.500%	4/1/15	470	445
	Bank of America Corp.	3.700%	9/1/15	100	92
	Bank of America Corp.	3.625%	3/17/16	155	141
	Bank of America Corp.	3.750%	7/12/16	160	145
	Bank of Montreal	2.125%	6/28/13	200	204
	Bank of Montreal	1.750%	4/29/14	1,000	1,012
	Bank of New York Mellon Corp.	4.950%	11/1/12	2,075	2,169
	Bank of New York Mellon Corp.	4.500%	4/1/13	850	896
	Bank of New York Mellon Corp.	5.125%	8/27/13	500	539
	Bank of New York Mellon Corp.	4.300%	5/15/14	770	829
	Bank of New York Mellon Corp.	4.950%	3/15/15	825	893
	Bank of Nova Scotia	2.250%	1/22/13	4,000	4,074
	Bank of Nova Scotia	2.375%	12/17/13	700	720
4	Bank of Nova Scotia	2.150%	8/3/16	1,100	1,128
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	2,685	2,724
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	1,700	1,692
	Bank One Corp.	5.900%	11/15/11	500	502
	Bank One Corp.	5.250%	1/30/13	700	726
	Barclays Bank plc	2.500%	1/23/13	4,539	4,521
	Barclays Bank plc	2.375%	1/13/14	1,500	1,467
	Barclays Bank plc	5.200%	7/10/14	1,890	1,933
	BB&T Corp.	3.850%	7/27/12	2,500	2,557
	BB&T Corp.	3.375%	9/25/13	300	310
	BB&T Corp.	2.050%	4/28/14	1,055	1,065
	BB&T Corp.	5.700%	4/30/14	1,331	1,452
	BB&T Corp.	3.200%	3/15/16	575	588
	BBVA US Senior SAU	3.250%	5/16/14	1,245	1,168
	Bear Stearns Cos. LLC	5.700%	11/15/14	1,172	1,267
	BNP Paribas SA	3.250%	3/11/15	1,550	1,507
4	BPCE SA	2.375%	10/4/13	355	339
[4,5] BTMU Curacao Holdings NV		0.671%	12/19/16	835	832
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	950	962
	Capital One Bank USA NA	6.500%	6/13/13	125	133
	Capital One Financial Corp.	4.800%	2/21/12	750	759
	Capital One Financial Corp.	6.250%	11/15/13	200	217
	Capital One Financial Corp.	7.375%	5/23/14	1,040	1,159
	Capital One Financial Corp.	2.125%	7/15/14	550	545
	Capital One Financial Corp.	3.150%	7/15/16	260	256
	Citigroup Inc.	5.625%	8/27/12	1,725	1,755
	Citigroup Inc.	5.300%	10/17/12	1,785	1,829
	Citigroup Inc.	5.500%	4/11/13	1,600	1,647
	Citigroup Inc.	6.500%	8/19/13	2,455	2,572
	Citigroup Inc.	6.000%	12/13/13	1,257	1,317
	Citigroup Inc.	6.375%	8/12/14	905	957
	Citigroup Inc.	5.000%	9/15/14	140	138
	Citigroup Inc.	5.500%	10/15/14	375	389
	Citigroup Inc.	6.010%	1/15/15	660	699
	Citigroup Inc.	4.750%	5/19/15	956	979
	Citigroup Inc.	4.587%	12/15/15	500	509
3,4,6	Colonial BancGroup Inc.	7.114%	5/29/49	560	—

4	Commonwealth Bank of Australia	5.000%	11/6/12	400	412
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	555	561
4	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.200%	5/13/14	1,160	1,229
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	1,002
	Credit Suisse New York	5.000%	5/15/13	5,525	5,701
	Credit Suisse New York	2.200%	1/14/14	1,600	1,572
	Credit Suisse New York	5.500%	5/1/14	2,600	2,732
	Credit Suisse New York	3.500%	3/23/15	2,800	2,789
	Credit Suisse USA Inc.	6.125%	11/15/11	1,544	1,551
	Credit Suisse USA Inc.	5.500%	8/15/13	250	263
	Deutsche Bank AG	5.375%	10/12/12	1,466	1,503
	Deutsche Bank AG	2.375%	1/11/13	6,985	6,948
	Deutsche Bank AG	4.875%	5/20/13	1,950	2,010
	Deutsche Bank AG	3.450%	3/30/15	600	597
	Fifth Third Bancorp	6.250%	5/1/13	635	673
	Fifth Third Bancorp	3.625%	1/25/16	1,000	1,012
3	Fifth Third Capital Trust IV	6.500%	4/15/67	120	114
	First Horizon National Corp.	5.375%	12/15/15	400	405
	Golden West Financial Corp.	4.750%	10/1/12	400	414
	Goldman Sachs Group Inc.	4.750%	7/15/13	700	719
	Goldman Sachs Group Inc.	5.250%	10/15/13	725	750
	Goldman Sachs Group Inc.	5.150%	1/15/14	1,125	1,165
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,197	1,261
	Goldman Sachs Group Inc.	5.000%	10/1/14	100	104
	Goldman Sachs Group Inc.	3.700%	8/1/15	1,475	1,440
	Goldman Sachs Group Inc.	3.625%	2/7/16	1,245	1,208
	Goldman Sachs Group Inc.	5.625%	1/15/17	130	127
4	HSBC Bank plc	1.625%	8/12/13	1,750	1,741
4	ICICI Bank Ltd.	5.750%	1/12/12	200	201
4	ING Bank NV	2.000%	10/18/13	1,575	1,530
4	Intesa Sanpaolo SPA	3.625%	8/12/15	50	43
	Intesa Sanpaolo SpA New York	2.375%	12/21/12	2,650	2,577
	JPMorgan Chase & Co.	5.375%	10/1/12	465	485
	JPMorgan Chase & Co.	5.750%	1/2/13	1,750	1,829
	JPMorgan Chase & Co.	4.750%	5/1/13	4,024	4,225
	JPMorgan Chase & Co.	1.650%	9/30/13	50	50
	JPMorgan Chase & Co.	5.375%	1/15/14	175	189
	JPMorgan Chase & Co.	2.050%	1/24/14	700	703
	JPMorgan Chase & Co.	4.875%	3/15/14	800	836
	JPMorgan Chase & Co.	4.650%	6/1/14	800	849
	JPMorgan Chase & Co.	5.125%	9/15/14	1,670	1,757
	JPMorgan Chase & Co.	3.700%	1/20/15	1,208	1,238
	JPMorgan Chase & Co.	3.400%	6/24/15	1,120	1,134
5	JPMorgan Chase & Co.	1.529%	9/1/15	190	180
	JPMorgan Chase & Co.	2.600%	1/15/16	1,353	1,319
	JPMorgan Chase & Co.	3.450%	3/1/16	250	250
	KeyCorp	6.500%	5/14/13	2,450	2,611
	KeyCorp	3.750%	8/13/15	625	637
	Lloyds TSB Bank plc	4.875%	1/21/16	250	244
5	Manufacturers & Traders Trust Co.	1.746%	4/1/13	400	397
3	Mellon Capital IV	6.244%	6/29/49	50	42
	Mellon Funding Corp.	5.200%	5/15/14	200	220
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	275	276
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	2,950	2,911
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	950
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	105	102
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	699
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	410	396
5	Morgan Stanley	1.233%	4/29/13	1,600	1,514
	Morgan Stanley	2.875%	1/24/14	1,000	978
	Morgan Stanley	4.750%	4/1/14	1,919	1,825
	Morgan Stanley	6.000%	5/13/14	1,679	1,701
	Morgan Stanley	4.200%	11/20/14	1,005	979
	Morgan Stanley	6.000%	4/28/15	925	929
	Morgan Stanley	4.000%	7/24/15	550	516
	Morgan Stanley	3.450%	11/2/15	385	355
	National City Bank	6.200%	12/15/11	400	404
	National City Bank	4.625%	5/1/13	170	177
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	136
	PNC Funding Corp.	3.000%	5/19/14	1,015	1,051
	PNC Funding Corp.	5.400%	6/10/14	400	437
	PNC Funding Corp.	3.625%	2/8/15	800	837
[3,7] RBS Capital Trust IV		8.875%	9/29/49	300	145
	Royal Bank of Canada	1.125%	1/15/14	1,300	1,304
	Royal Bank of Canada	2.875%	4/19/16	1,700	1,762
	Royal Bank of Canada	2.300%	7/20/16	1,000	1,012

	Royal Bank of Scotland Group plc	5.000%	11/12/13	400	381
	Royal Bank of Scotland Group plc	5.000%	10/1/14	165	154
	Royal Bank of Scotland Group plc	5.050%	1/8/15	225	208
	Royal Bank of Scotland plc	3.400%	8/23/13	775	773
	Royal Bank of Scotland plc	3.250%	1/11/14	500	483
4	Royal Bank of Scotland plc	4.875%	8/25/14	1,538	1,537
	Royal Bank of Scotland plc	3.950%	9/21/15	225	212
	Santander Holdings USA Inc.	4.625%	4/19/16	200	190
4	Santander US Debt SA Unipersonal	2.991%	10/7/13	1,500	1,440
4	Societe Generale SA	2.200%	9/14/13	930	878
4	Societe Generale SA	2.500%	1/15/14	785	733
4	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	1,330	1,342
	SunTrust Banks Inc.	3.600%	4/15/16	600	604
	Toronto-Dominion Bank	1.375%	7/14/14	1,300	1,310
	Toronto-Dominion Bank	2.500%	7/14/16	200	205
4	Toronto-Dominion Bank	1.625%	9/14/16	3,000	2,994
	UBS AG	2.750%	1/8/13	1,000	1,001
	UBS AG	2.250%	8/12/13	3,350	3,276
	UBS AG	2.250%	1/28/14	1,900	1,849
	UBS AG	3.875%	1/15/15	900	892
[4,5] Unicredit Luxembourg Finance SA		0.586%	1/13/17	975	853
	UnionBanCal Corp.	5.250%	12/16/13	250	260
	US Bancorp	2.125%	2/15/13	1,270	1,291
	US Bancorp	1.125%	10/30/13	1,200	1,197
	US Bancorp	2.450%	7/27/15	900	928
	US Bank NA	6.300%	2/4/14	1,400	1,543
5	US Bank NA	0.529%	10/14/14	2,000	1,975
	Wachovia Bank NA	4.800%	11/1/14	400	426
	Wachovia Bank NA	4.875%	2/1/15	580	613
	Wachovia Bank NA	5.000%	8/15/15	250	267
	Wachovia Corp.	5.500%	5/1/13	4,595	4,883
	Wachovia Corp.	4.875%	2/15/14	375	389
	Wachovia Corp.	5.250%	8/1/14	889	935
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.550%	6/16/10	210	68
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	1
	Wells Fargo & Co.	4.375%	1/31/13	2,410	2,501
	Wells Fargo & Co.	4.625%	4/15/14	321	331
	Wells Fargo & Co.	3.750%	10/1/14	765	807
	Wells Fargo & Co.	3.625%	4/15/15	1,150	1,200
	Wells Fargo & Co.	3.676%	6/15/16	650	678
	Wells Fargo Bank NA	4.750%	2/9/15	285	300
3	Wells Fargo Capital XIII	7.700%	12/29/49	2,440	2,434
3	Wells Fargo Capital XV	9.750%	9/29/49	920	920
	Westpac Banking Corp.	2.250%	11/19/12	2,998	3,031
	Westpac Banking Corp.	2.100%	8/2/13	1,700	1,724
	Westpac Banking Corp.	1.850%	12/9/13	1,360	1,367
	Westpac Banking Corp.	4.200%	2/27/15	1,225	1,284
	Westpac Banking Corp.	3.000%	8/4/15	350	353

	Brokerage (0.6%)
	BlackRock Inc.	3.500%	12/10/14	740	786
4	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	125	138
4	Cantor Fitzgerald LP	6.375%	6/26/15	400	406
	Charles Schwab Corp.	4.950%	6/1/14	585	641
	Franklin Resources Inc.	2.000%	5/20/13	400	406
	Jefferies Group Inc.	5.875%	6/8/14	150	157
	Jefferies Group Inc.	3.875%	11/9/15	800	775
	Jefferies Group Inc.	5.125%	4/13/18	850	802
[5,6] Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	210	—
[5,6] Lehman Brothers Holdings Inc.		2.911%	8/21/09	550	126
[5,6] Lehman Brothers Holdings Inc.		2.907%	11/16/09	880	203
	MF Global Holdings Ltd.	6.250%	8/8/16	400	381
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,225	1,250

	Finance Companies (2.3%)
	General Electric Capital Corp.	3.500%	8/13/12	235	240
	General Electric Capital Corp.	5.250%	10/19/12	1,403	1,466
	General Electric Capital Corp.	2.800%	1/8/13	675	686
	General Electric Capital Corp.	5.450%	1/15/13	900	946
	General Electric Capital Corp.	4.800%	5/1/13	2,123	2,228
	General Electric Capital Corp.	1.875%	9/16/13	1,525	1,536
	General Electric Capital Corp.	2.100%	1/7/14	795	799
	General Electric Capital Corp.	5.900%	5/13/14	925	1,013
	General Electric Capital Corp.	5.500%	6/4/14	350	381
	General Electric Capital Corp.	4.750%	9/15/14	242	259
	General Electric Capital Corp.	3.750%	11/14/14	350	366

3	General Electric Capital Corp.	6.375%	11/15/67	375	353
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	249
	HSBC Finance Corp.	6.375%	10/15/11	2,176	2,179
	HSBC Finance Corp.	7.000%	5/15/12	1,150	1,185
	HSBC Finance Corp.	5.900%	6/19/12	2,220	2,281
5	HSBC Finance Corp.	0.697%	9/14/12	200	197
	HSBC Finance Corp.	6.375%	11/27/12	1,100	1,143
	HSBC Finance Corp.	5.250%	1/15/14	1,725	1,804
	HSBC Finance Corp.	5.250%	4/15/15	600	621
	HSBC Finance Corp.	5.000%	6/30/15	350	361
	HSBC Finance Corp.	5.500%	1/19/16	400	416
5	HSBC Finance Corp.	0.756%	6/1/16	400	353
	SLM Corp.	6.250%	1/25/16	840	825
	Springleaf Finance Corp.	5.200%	12/15/11	290	287
4	USAA Capital Corp.	3.500%	7/17/14	240	255
4	USAA Capital Corp.	1.050%	9/30/14	440	437

	Insurance (5.2%)
	ACE INA Holdings Inc.	5.875%	6/15/14	360	399
	Aetna Inc.	6.000%	6/15/16	325	375
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	220	250
	Allstate Corp.	6.125%	2/15/12	357	364
	Allstate Corp.	6.200%	5/16/14	540	604
	Allstate Life Global Funding Trusts	5.375%	4/30/13	575	610
	American International Group Inc.	4.250%	5/15/13	708	708
	American International Group Inc.	3.650%	1/15/14	525	512
	American International Group Inc.	5.050%	10/1/15	895	876
4	ASIF Global Financing XIX	4.900%	1/17/13	1,180	1,204
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,140	1,211
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	575	602
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	1,829	1,931
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	100	107
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	533
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	600	606
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	386
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	610	627
	Berkshire Hathaway Inc.	2.125%	2/11/13	2,100	2,136
	Berkshire Hathaway Inc.	3.200%	2/11/15	215	226
3	Chubb Corp.	6.375%	3/29/67	80	77
	CNA Financial Corp.	5.850%	12/15/14	740	782
	CNA Financial Corp.	6.500%	8/15/16	175	189
	Coventry Health Care Inc.	5.875%	1/15/12	570	576
	Genworth Financial Inc.	5.750%	6/15/14	300	296
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	202
4	Jackson National Life Global Funding	5.375%	5/8/13	1,050	1,109
	Lincoln National Corp.	5.650%	8/27/12	750	777
3	Lincoln National Corp.	6.050%	4/20/67	295	239
	Manulife Financial Corp.	3.400%	9/17/15	380	387
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	230	235
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	340	368
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	720	805
4	MassMutual Global Funding II	2.875%	4/21/14	425	436
4	MassMutual Global Funding II	3.125%	4/14/16	625	648
	MetLife Inc.	2.375%	2/6/14	1,500	1,514
4	Metropolitan Life Global Funding I	2.875%	9/17/12	1,275	1,297
4	Metropolitan Life Global Funding I	2.500%	1/11/13	275	279
4	Metropolitan Life Global Funding I	5.125%	4/10/13	1,435	1,504
4	Metropolitan Life Global Funding I	2.000%	1/10/14	1,000	1,002
[4,5] Monumental Global Funding III		0.423%	1/25/13	275	273
[4,5] Monumental Global Funding III		0.449%	1/15/14	350	338
4	Monumental Global Funding III	5.250%	1/15/14	375	399
4	Monumental Global Funding Ltd.	5.500%	4/22/13	25	26
4	New York Life Global Funding	5.375%	9/15/13	300	324
4	New York Life Global Funding	3.000%	5/4/15	565	590
4	Pacific Life Global Funding	5.150%	4/15/13	194	204
4	Pricoa Global Funding I	4.625%	6/25/12	70	72
4	Pricoa Global Funding I	5.400%	10/18/12	415	433
4	Pricoa Global Funding I	5.450%	6/11/14	1,455	1,586
	Principal Financial Group Inc.	7.875%	5/15/14	700	796
4	Principal Life Global Funding I	6.250%	2/15/12	1,250	1,275
4	Principal Life Global Funding I	5.250%	1/15/13	885	926
4	Principal Life Global Funding I	5.125%	10/15/13	360	384
4	Principal Life Global Funding I	5.050%	3/15/15	250	271
	Principal Life Income Funding Trusts	5.300%	12/14/12	25	26
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	359
	Protective Life Corp.	4.300%	6/1/13	265	272
	Prudential Financial Inc.	3.625%	9/17/12	725	739
	Prudential Financial Inc.	2.750%	1/14/13	1,500	1,515

	Prudential Financial Inc.	5.150%	1/15/13	670	696
	Prudential Financial Inc.	5.100%	9/20/14	250	265
	Prudential Financial Inc.	6.200%	1/15/15	150	164
	Prudential Financial Inc.	3.000%	5/12/16	275	272
4	TIAA Global Markets Inc.	4.950%	7/15/13	140	150
	Transatlantic Holdings Inc.	5.750%	12/14/15	1,050	1,134
	Travelers Cos. Inc.	5.375%	6/15/12	250	257
	Travelers Property Casualty Corp.	5.000%	3/15/13	865	908
	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,125
	UnitedHealth Group Inc.	4.875%	2/15/13	983	1,032
	UnitedHealth Group Inc.	4.875%	4/1/13	755	796
	UnitedHealth Group Inc.	4.750%	2/10/14	100	108
	UnitedHealth Group Inc.	5.000%	8/15/14	740	812
	WellPoint Health Networks Inc.	6.375%	1/15/12	250	254
	WellPoint Inc.	6.800%	8/1/12	924	968
	WellPoint Inc.	6.000%	2/15/14	955	1,045
	WellPoint Inc.	5.000%	12/15/14	340	371
	Willis North America Inc.	5.625%	7/15/15	879	945
	XL Capital Finance Europe plc	6.500%	1/15/12	966	978
	XL Group plc	5.250%	9/15/14	612	643
[3,4] ZFS Finance USA Trust IV		5.875%	5/9/62	94	89

	Real Estate Investment Trusts (1.1%)
	Boston Properties LP	6.250%	1/15/13	53	56
	Brandywine Operating Partnership LP	5.750%	4/1/12	109	111
	Brandywine Operating Partnership LP	5.400%	11/1/14	150	156
	Camden Property Trust	5.000%	6/15/15	190	204
	DDR Corp.	5.375%	10/15/12	299	301
	DDR Corp.	5.500%	5/1/15	655	653
	Digital Realty Trust LP	4.500%	7/15/15	1,368	1,392
	Duke Realty LP	4.625%	5/15/13	275	281
	Duke Realty LP	6.250%	5/15/13	336	352
	ERP Operating LP	6.584%	4/13/15	239	265
	HCP Inc.	6.450%	6/25/12	300	308
	HCP Inc.	2.700%	2/1/14	450	445
	HCP Inc.	3.750%	2/1/16	450	443
	Healthcare Realty Trust Inc.	5.125%	4/1/14	391	404
	Hospitality Properties Trust	7.875%	8/15/14	200	217
	Kilroy Realty LP	5.000%	11/3/15	450	466
	Kimco Realty Corp.	5.783%	3/15/16	380	411
	Liberty Property LP	6.375%	8/15/12	506	522
	Senior Housing Properties Trust	4.300%	1/15/16	300	296
	Simon Property Group LP	6.750%	5/15/14	175	197
	Simon Property Group LP	5.250%	12/1/16	140	152
	Tanger Properties LP	6.150%	11/15/15	490	543
	Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	425	418
	Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	170	173
4	WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	900	928
4	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	670
4	WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	475	511
					301,710
Industrial (28.2%)
	Basic Industry (2.0%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	300	313
	Air Products & Chemicals Inc.	2.000%	8/2/16	280	285
4	Anglo American Capital plc	2.150%	9/27/13	850	848
4	Anglo American Capital plc	9.375%	4/8/14	275	318
	ArcelorMittal	5.375%	6/1/13	2,243	2,308
	ArcelorMittal	9.000%	2/15/15	375	413
	ArcelorMittal	3.750%	8/5/15	675	639
	ArcelorMittal	3.750%	3/1/16	225	210
	ArcelorMittal USA Inc.	6.500%	4/15/14	100	106
	Barrick Gold Corp.	1.750%	5/30/14	960	965
	Barrick Gold Corp.	2.900%	5/30/16	900	910
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	500	510
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	185
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,211
	Celulosa Arauco y Constitucion SA	5.125%	7/9/13	120	125
4	Chevron Phillips Chemical Co. LLC/LP	7.000%	6/15/14	200	224
	Dow Chemical Co.	4.850%	8/15/12	230	237
	Dow Chemical Co.	7.600%	5/15/14	470	535
	Dow Chemical Co.	5.900%	2/15/15	430	475
	Dow Chemical Co.	2.500%	2/15/16	500	492
	EI du Pont de Nemours & Co.	5.875%	1/15/14	8	9
	EI du Pont de Nemours & Co.	1.950%	1/15/16	740	751
	International Paper Co.	5.300%	4/1/15	250	268
	International Paper Co.	7.950%	6/15/18	175	202
	Monsanto Co.	2.750%	4/15/16	240	252

4 Mosaic Co.	7.625%	12/1/16	250	262
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	3,650	4,318
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	355	355
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,155	1,166
Rohm & Haas Co.	5.600%	3/15/13	470	496

Capital Goods (4.2%)
3M Co.	4.500%	11/1/11	500	501
3M Co.	1.375%	9/29/16	200	199
4 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	353
Allied Waste North America Inc.	6.875%	6/1/17	200	213
4 BAE Systems Holdings Inc.	6.400%	12/15/11	500	505
Boeing Capital Corp.	6.500%	2/15/12	2,000	2,041
Boeing Capital Corp.	5.800%	1/15/13	500	533
Boeing Capital Corp.	2.125%	8/15/16	200	203
Boeing Co.	3.500%	2/15/15	250	269
Case New Holland Inc.	7.750%	9/1/13	1,020	1,058
Caterpillar Financial Services Corp.	4.250%	2/8/13	720	752
Caterpillar Financial Services Corp.	4.900%	8/15/13	450	484
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,800	1,977
Caterpillar Financial Services Corp.	6.125%	2/17/14	1,975	2,201
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	634
Caterpillar Financial Services Corp.	1.375%	5/20/14	1,080	1,086
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	145
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	261
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	470
Caterpillar Financial Services Corp.	2.050%	8/1/16	1,000	1,004
Caterpillar Inc.	1.375%	5/27/14	1,250	1,259
Cooper US Inc.	5.250%	11/15/12	550	576
CRH America Inc.	5.300%	10/15/13	475	494
CRH America Inc.	4.125%	1/15/16	950	964
Danaher Corp.	1.300%	6/23/14	325	329
Eaton Corp.	5.750%	7/15/12	350	363
Eaton Corp.	5.950%	3/20/14	250	278
Emerson Electric Co.	5.625%	11/15/13	200	220
Emerson Electric Co.	4.125%	4/15/15	230	252
General Dynamics Corp.	4.250%	5/15/13	1,500	1,586
General Dynamics Corp.	5.250%	2/1/14	770	847
General Dynamics Corp.	1.375%	1/15/15	825	830
General Electric Co.	5.000%	2/1/13	6,690	7,013
General Electric Co.	5.250%	12/6/17	750	836
Harsco Corp.	2.700%	10/15/15	950	965
Honeywell International Inc.	6.125%	11/1/11	185	186
Honeywell International Inc.	4.250%	3/1/13	75	79
Illinois Tool Works Inc.	5.150%	4/1/14	615	673
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	455	492
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	725	858
John Deere Capital Corp.	7.000%	3/15/12	2,300	2,365
John Deere Capital Corp.	5.250%	10/1/12	1,600	1,673
John Deere Capital Corp.	1.875%	6/17/13	150	153
John Deere Capital Corp.	4.900%	9/9/13	750	808
John Deere Capital Corp.	2.950%	3/9/15	1,050	1,109
John Deere Capital Corp.	2.250%	6/7/16	450	457
L-3 Communications Corp.	6.375%	10/15/15	50	51
Mohawk Industries Inc.	6.875%	1/15/16	325	334
Tyco International Finance SA	6.000%	11/15/13	250	274
Tyco International Finance SA	4.125%	10/15/14	150	159
Waste Management Inc.	6.375%	3/11/15	250	286
Waste Management Inc.	2.600%	9/1/16	230	230

Communication (5.8%)
America Movil SAB de CV	5.500%	3/1/14	620	665
America Movil SAB de CV	3.625%	3/30/15	625	648
America Movil SAB de CV	2.375%	9/8/16	475	461
American Tower Corp.	4.625%	4/1/15	125	133
AT&T Corp.	7.300%	11/15/11	1,380	1,392
AT&T Inc.	5.875%	2/1/12	750	763
AT&T Inc.	4.950%	1/15/13	625	655
AT&T Inc.	6.700%	11/15/13	1,685	1,872
AT&T Inc.	4.850%	2/15/14	445	481
AT&T Inc.	5.100%	9/15/14	2,045	2,245
AT&T Inc.	2.500%	8/15/15	380	389
AT&T Inc.	5.625%	6/15/16	120	137
BellSouth Corp.	5.200%	9/15/14	900	991
British Telecommunications plc	5.150%	1/15/13	375	392
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	2,740	3,080

	Cellco Partnership / Verizon Wireless Capital
	LLC	5.550%	2/1/14	3,715	4,062
	CenturyLink Inc.	7.875%	8/15/12	750	783
	CenturyLink Inc.	5.000%	2/15/15	250	250
	Comcast Cable Communications Holdings
	Inc.	8.375%	3/15/13	782	860
	Comcast Corp.	5.300%	1/15/14	500	543
	Comcast Corp.	6.500%	1/15/15	450	515
	Comcast Corp.	5.850%	11/15/15	200	227
	COX Communications Inc.	7.125%	10/1/12	1,239	1,313
	COX Communications Inc.	5.450%	12/15/14	160	178
	Deutsche Telekom International Finance BV	5.250%	7/22/13	300	317
	Deutsche Telekom International Finance BV	5.875%	8/20/13	410	441
	Deutsche Telekom International Finance BV	4.875%	7/8/14	100	107
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.500%	3/1/16	1,075	1,109
	Discovery Communications LLC	3.700%	6/1/15	250	263
	Embarq Corp.	6.738%	6/1/13	500	520
	Embarq Corp.	7.082%	6/1/16	460	472
	France Telecom SA	4.375%	7/8/14	1,080	1,155
	France Telecom SA	2.125%	9/16/15	150	149
	Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	360
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	301
	NBCUniversal Media LLC	2.100%	4/1/14	800	811
	NBCUniversal Media LLC	3.650%	4/30/15	650	684
	NBCUniversal Media LLC	2.875%	4/1/16	775	788
	New Cingular Wireless Services Inc.	8.125%	5/1/12	1,008	1,050
	Omnicom Group Inc.	5.900%	4/15/16	375	418
	Qwest Corp.	8.875%	3/15/12	741	765
	Qwest Corp.	7.500%	10/1/14	125	135
	Reed Elsevier Capital Inc.	7.750%	1/15/14	200	224
	Rogers Communications Inc.	6.375%	3/1/14	250	278
	RR Donnelley & Sons Co.	4.950%	4/1/14	700	660
	RR Donnelley & Sons Co.	6.125%	1/15/17	154	134
	Telecom Italia Capital SA	5.250%	11/15/13	1,300	1,271
	Telecom Italia Capital SA	6.175%	6/18/14	450	449
	Telecom Italia Capital SA	4.950%	9/30/14	900	868
	Telefonica Emisiones SAU	5.855%	2/4/13	1,640	1,673
	Telefonica Emisiones SAU	2.582%	4/26/13	2,595	2,509
	Telefonica Emisiones SAU	4.949%	1/15/15	875	861
	Telefonica Emisiones SAU	6.421%	6/20/16	370	380
	Telefonica Emisiones SAU	5.877%	7/15/19	150	147
	Thomson Reuters Corp.	5.950%	7/15/13	1,750	1,880
	Thomson Reuters Corp.	5.700%	10/1/14	575	633
	Time Warner Cable Inc.	6.200%	7/1/13	625	676
	Time Warner Cable Inc.	8.250%	2/14/14	500	570
	Time Warner Cable Inc.	7.500%	4/1/14	725	821
	Time Warner Cable Inc.	3.500%	2/1/15	300	313
	Verizon Communications Inc.	4.350%	2/15/13	1,100	1,150
	Verizon Communications Inc.	5.250%	4/15/13	2,034	2,162
	Verizon Communications Inc.	1.950%	3/28/14	2,100	2,149
	Verizon Communications Inc.	4.900%	9/15/15	150	167
	Verizon Communications Inc.	5.550%	2/15/16	545	622
	Verizon Global Funding Corp.	7.375%	9/1/12	700	739
	Vodafone Group plc	4.150%	6/10/14	2,275	2,445
	WPP Finance UK	5.875%	6/15/14	370	401
	WPP Finance UK	8.000%	9/15/14	120	137

	Consumer Cyclical (3.0%)
4	American Honda Finance Corp.	2.375%	3/18/13	825	839
4	American Honda Finance Corp.	4.625%	4/2/13	450	472
4	American Honda Finance Corp.	6.700%	10/1/13	600	661
4	American Honda Finance Corp.	2.500%	9/21/15	240	243
	Best Buy Co. Inc.	6.750%	7/15/13	225	240
	CVS Caremark Corp.	3.250%	5/18/15	350	368
3	CVS Caremark Corp.	6.302%	6/1/62	375	363
[3,4] CVS Pass-Through Trust		6.117%	1/10/13	410	428
	Daimler Finance North America LLC	7.300%	1/15/12	1,050	1,067
	Daimler Finance North America LLC	6.500%	11/15/13	635	696
4	Daimler Finance North America LLC	2.625%	9/15/16	180	177
	Darden Restaurants Inc.	5.625%	10/15/12	290	303
	eBay Inc.	1.625%	10/15/15	640	644
	Ford Motor Credit Co. LLC	7.000%	4/15/15	510	533
	Ford Motor Credit Co. LLC	5.625%	9/15/15	100	100
	Ford Motor Credit Co. LLC	5.000%	5/15/18	320	309
4	Harley-Davidson Funding Corp.	5.250%	12/15/12	805	836
4	Harley-Davidson Funding Corp.	5.750%	12/15/14	610	664
	Historic TW Inc.	9.125%	1/15/13	840	920

Home Depot Inc.	5.400%	3/1/16	480	546
4 Hyundai Capital America	3.750%	4/6/16	100	98
Hyundai Capital Services Inc.	5.625%	1/24/12	285	287
4 Hyundai Capital Services Inc.	4.375%	7/27/16	480	477
JC Penney Corp. Inc.	9.000%	8/1/12	510	541
Johnson Controls Inc.	1.750%	3/1/14	150	151
K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	58
4 Kia Motors Corp.	3.625%	6/14/16	200	192
Macy's Retail Holdings Inc.	5.350%	3/15/12	525	532
Macy's Retail Holdings Inc.	5.750%	7/15/14	290	310
Macy's Retail Holdings Inc.	5.900%	12/1/16	845	924
4 Nissan Motor Acceptance Corp.	3.250%	1/30/13	1,030	1,047
4 Nissan Motor Acceptance Corp.	4.500%	1/30/15	130	137
Nordstrom Inc.	6.750%	6/1/14	450	509
5 PACCAR Financial Corp.	0.672%	4/5/13	1,275	1,277
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,103
4 RCI Banque SA	3.400%	4/11/14	510	502
4 RCI Banque SA	4.600%	4/12/16	280	273
Staples Inc.	7.375%	10/1/12	520	552
Toll Brothers Finance Corp.	5.150%	5/15/15	370	373
Toyota Motor Credit Corp.	1.375%	8/12/13	830	838
4 Volkswagen International Finance NV	1.625%	8/12/13	475	476
4 Volkswagen International Finance NV	1.875%	4/1/14	1,400	1,403
4 Volvo Treasury AB	5.950%	4/1/15	1,100	1,190
Wal-Mart Stores Inc.	3.000%	2/3/14	275	289
Wal-Mart Stores Inc.	1.625%	4/15/14	440	450
Wal-Mart Stores Inc.	3.200%	5/15/14	645	685
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,465
Wal-Mart Stores Inc.	1.500%	10/25/15	600	607
Walgreen Co.	4.875%	8/1/13	400	429
Walt Disney Co.	6.375%	3/1/12	35	36
Walt Disney Co.	4.500%	12/15/13	1,250	1,352
4 Wesfarmers Ltd.	2.983%	5/18/16	180	181
Western Union Co.	6.500%	2/26/14	665	735

Consumer Noncyclical (6.0%)
Abbott Laboratories	2.700%	5/27/15	475	500
Abbott Laboratories	5.875%	5/15/16	340	401
Allergan Inc.	5.750%	4/1/16	372	431
Altria Group Inc.	8.500%	11/10/13	937	1,071
Altria Group Inc.	4.125%	9/11/15	908	975
AmerisourceBergen Corp.	5.625%	9/15/12	260	271
Amgen Inc.	2.300%	6/15/16	510	524
Anheuser-Busch Cos. Inc.	5.000%	1/15/15	81	90
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	2,500	2,549
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,000	1,007
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	554
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	115	125
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,040	1,092
AstraZeneca plc	5.400%	9/15/12	350	366
AstraZeneca plc	5.400%	6/1/14	240	268
Avon Products Inc.	5.625%	3/1/14	410	440
Baxter International Inc.	1.800%	3/15/13	190	193
Biogen Idec Inc.	6.000%	3/1/13	895	949
Boston Scientific Corp.	4.500%	1/15/15	900	942
Boston Scientific Corp.	6.400%	6/15/16	370	414
Bottling Group LLC	6.950%	3/15/14	250	285
Bottling Group LLC	5.500%	4/1/16	591	688
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	106
Bunge Ltd. Finance Corp.	4.100%	3/15/16	430	440
Cardinal Health Inc.	5.500%	6/15/13	100	107
CareFusion Corp.	4.125%	8/1/12	120	123
CareFusion Corp.	5.125%	8/1/14	360	392
4 Cargill Inc.	4.307%	5/14/21	106	115
Celgene Corp.	2.450%	10/15/15	400	404
Church & Dwight Co. Inc.	3.350%	12/15/15	240	249
Clorox Co.	5.000%	3/1/13	75	79
4 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	166
Coca-Cola Co.	0.750%	11/15/13	750	751
Coca-Cola Co.	3.625%	3/15/14	400	427
Coca-Cola Co.	1.500%	11/15/15	910	916
4 Coca-Cola Co.	1.800%	9/1/16	300	302
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	500	537
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	350	400
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	100	110
Covidien International Finance SA	5.450%	10/15/12	150	157
Covidien International Finance SA	1.875%	6/15/13	750	761
CR Bard Inc.	2.875%	1/15/16	520	541

Delhaize Group SA	5.875%	2/1/14	50	55
DENTSPLY International Inc.	2.750%	8/15/16	240	241
Diageo Capital plc	5.200%	1/30/13	150	158
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	254
Express Scripts Inc.	6.250%	6/15/14	495	545
Express Scripts Inc.	3.125%	5/15/16	500	505
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	3,460	3,691
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	680	743
HJ Heinz Co.	5.350%	7/15/13	175	188
Hospira Inc.	5.900%	6/15/14	150	165
Kellogg Co.	5.125%	12/3/12	230	241
Kellogg Co.	4.250%	3/6/13	350	366
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	352
Kraft Foods Inc.	5.625%	11/1/11	78	78
Kraft Foods Inc.	6.250%	6/1/12	183	189
Kraft Foods Inc.	6.000%	2/11/13	661	701
Kraft Foods Inc.	2.625%	5/8/13	1,066	1,090
Kraft Foods Inc.	5.250%	10/1/13	218	232
Kraft Foods Inc.	6.750%	2/19/14	580	648
Kraft Foods Inc.	4.125%	2/9/16	250	267
Kroger Co.	5.000%	4/15/13	775	817
Kroger Co.	7.500%	1/15/14	375	424
Life Technologies Corp.	4.400%	3/1/15	400	419
Lorillard Tobacco Co.	3.500%	8/4/16	400	399
McKesson Corp.	5.250%	3/1/13	250	264
McKesson Corp.	6.500%	2/15/14	220	246
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	418
Medco Health Solutions Inc.	6.125%	3/15/13	700	740
Medco Health Solutions Inc.	7.250%	8/15/13	500	547
Medtronic Inc.	4.500%	3/15/14	250	271
Medtronic Inc.	3.000%	3/15/15	135	143
Merck & Co. Inc.	4.750%	3/1/15	150	168
Merck & Co. Inc.	4.000%	6/30/15	360	396
Merck & Co. Inc.	2.250%	1/15/16	504	522
Novartis Capital Corp.	1.900%	4/24/13	2,250	2,295
Novartis Capital Corp.	4.125%	2/10/14	500	538
Novartis Capital Corp.	2.900%	4/24/15	700	740
PepsiAmericas Inc.	4.375%	2/15/14	375	406
PepsiCo Inc.	4.650%	2/15/13	670	708
PepsiCo Inc.	0.875%	10/25/13	940	940
PepsiCo Inc.	3.750%	3/1/14	608	652
PepsiCo Inc.	0.800%	8/25/14	220	219
PepsiCo Inc.	2.500%	5/10/16	535	555
Pfizer Inc.	4.500%	2/15/14	100	108
Pfizer Inc.	5.350%	3/15/15	1,125	1,275
Philip Morris International Inc.	4.875%	5/16/13	900	956
Philip Morris International Inc.	6.875%	3/17/14	315	358
Philip Morris International Inc.	2.500%	5/16/16	1,235	1,273
Reynolds American Inc.	7.250%	6/1/13	200	218
Reynolds American Inc.	7.625%	6/1/16	75	89
4 Roche Holdings Inc.	5.000%	3/1/14	64	70
Safeway Inc.	6.250%	3/15/14	250	278
Sanofi	1.625%	3/28/14	895	911
Sanofi	1.200%	9/30/14	1,010	1,010
St. Jude Medical Inc.	2.200%	9/15/13	1,250	1,271
St. Jude Medical Inc.	3.750%	7/15/14	500	532
Stryker Corp.	3.000%	1/15/15	170	179
Sysco Corp.	4.200%	2/12/13	220	229
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	240	252
Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	458
Whirlpool Corp.	5.500%	3/1/13	925	964
4 WM Wrigley Jr Co.	2.450%	6/28/12	1,340	1,348
Wyeth	5.500%	3/15/13	1,610	1,721
Wyeth	5.500%	2/1/14	1,375	1,518

Energy (2.9%)
Anadarko Petroleum Corp.	5.750%	6/15/14	800	871
Anadarko Petroleum Corp.	5.950%	9/15/16	415	453
Anadarko Petroleum Corp.	6.375%	9/15/17	65	73
Apache Corp.	5.250%	4/15/13	100	107
BP Capital Markets plc	5.250%	11/7/13	2,761	2,968
BP Capital Markets plc	3.625%	5/8/14	1,310	1,377
BP Capital Markets plc	3.875%	3/10/15	1,460	1,549
BP Capital Markets plc	3.125%	10/1/15	775	799
BP Capital Markets plc	3.200%	3/11/16	1,030	1,074
Burlington Resources Finance Co.	6.500%	12/1/11	50	50
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	347

Cenovus Energy Inc.	4.500%	9/15/14	325	350
Chevron Corp.	3.950%	3/3/14	220	237
ConocoPhillips	4.400%	5/15/13	500	529
ConocoPhillips	4.750%	2/1/14	1,850	2,005
ConocoPhillips	4.600%	1/15/15	170	187
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	270	289
Devon Energy Corp.	5.625%	1/15/14	150	164
Ensco plc	3.250%	3/15/16	875	888
EOG Resources Inc.	6.125%	10/1/13	275	303
EOG Resources Inc.	2.950%	6/1/15	540	565
Husky Energy Inc.	5.900%	6/15/14	426	470
4 Marathon Petroleum Corp.	3.500%	3/1/16	400	414
Noble Holding International Ltd.	3.450%	8/1/15	540	566
Noble Holding International Ltd.	3.050%	3/1/16	370	379
Occidental Petroleum Corp.	2.500%	2/1/16	900	938
4 Schlumberger Norge AS	1.950%	9/14/16	400	399
Shell International Finance BV	4.000%	3/21/14	4,646	5,014
Shell International Finance BV	3.100%	6/28/15	905	961
4 Statoil ASA	5.125%	4/30/14	250	276
Total Capital Canada Ltd.	1.625%	1/28/14	625	635
Total Capital SA	3.000%	6/24/15	350	370
Total Capital SA	3.125%	10/2/15	250	265
Transocean Inc.	4.950%	11/15/15	1,000	1,054
Valero Energy Corp.	6.875%	4/15/12	600	618
Valero Energy Corp.	4.750%	6/15/13	500	526
Valero Energy Corp.	4.500%	2/1/15	375	400
Weatherford International Ltd.	5.150%	3/15/13	11	12
Weatherford International Ltd.	5.500%	2/15/16	240	260
4 Woodside Finance Ltd.	8.125%	3/1/14	225	255

Technology (3.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	250	274
Amphenol Corp.	4.750%	11/15/14	250	266
Applied Materials Inc.	2.650%	6/15/16	200	204
Cisco Systems Inc.	1.625%	3/14/14	1,960	1,993
Cisco Systems Inc.	5.500%	2/22/16	300	346
Dell Inc.	4.700%	4/15/13	250	264
Dell Inc.	2.100%	4/1/14	1,000	1,019
Dell Inc.	5.625%	4/15/14	650	711
Dell Inc.	2.300%	9/10/15	575	579
Dun & Bradstreet Corp.	6.000%	4/1/13	600	641
Dun & Bradstreet Corp.	2.875%	11/15/15	250	258
Hewlett-Packard Co.	4.500%	3/1/13	1,750	1,822
Hewlett-Packard Co.	1.250%	9/13/13	1,000	997
Hewlett-Packard Co.	6.125%	3/1/14	1,280	1,403
Hewlett-Packard Co.	1.550%	5/30/14	420	417
Hewlett-Packard Co.	2.125%	9/13/15	1,250	1,238
Hewlett-Packard Co.	2.200%	12/1/15	125	124
Hewlett-Packard Co.	2.650%	6/1/16	460	460
HP Enterprise Services LLC	6.000%	8/1/13	1,925	2,062
IBM International Group Capital LLC	5.050%	10/22/12	1,150	1,202
Intel Corp.	1.950%	10/1/16	750	756
International Business Machines Corp.	4.750%	11/29/12	180	188
International Business Machines Corp.	2.100%	5/6/13	1,625	1,662
International Business Machines Corp.	1.000%	8/5/13	3,350	3,372
International Business Machines Corp.	6.500%	10/15/13	225	250
International Business Machines Corp.	2.000%	1/5/16	450	458
International Business Machines Corp.	1.950%	7/22/16	1,025	1,036
Intuit Inc.	5.400%	3/15/12	200	204
Lexmark International Inc.	5.900%	6/1/13	500	529
Microsoft Corp.	2.950%	6/1/14	550	583
Microsoft Corp.	1.625%	9/25/15	365	372
Motorola Solutions Inc.	8.000%	11/1/11	550	553
Oracle Corp.	4.950%	4/15/13	487	519
Oracle Corp.	3.750%	7/8/14	1,297	1,402
Pitney Bowes Inc.	4.875%	8/15/14	500	536
Pitney Bowes Inc.	5.000%	3/15/15	225	243
Texas Instruments Inc.	1.375%	5/15/14	825	833
Xerox Corp.	4.250%	2/15/15	675	715

Transportation (1.2%)
American Airlines Pass Through Trust 2001-
02	7.858%	10/1/11	360	360
Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	104
Burlington Northern Santa Fe LLC	4.875%	1/15/15	120	132
Canadian National Railway Co.	6.375%	10/15/11	170	170
Canadian National Railway Co.	4.950%	1/15/14	269	292

3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	219	224
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	94	94
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	181	190
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	151	152
[3,5] Continental Airlines 2006-1 Class G Pass
	Through Trust	0.677%	6/2/15	285	272
	CSX Corp.	5.750%	3/15/13	400	425
	CSX Corp.	5.500%	8/1/13	474	509
	CSX Corp.	6.250%	4/1/15	507	583
	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	810	818
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	549	561
4	ERAC USA Finance LLC	2.750%	7/1/13	260	265
4	ERAC USA Finance LLC	2.250%	1/10/14	1,540	1,555
4	ERAC USA Finance LLC	5.600%	5/1/15	76	85
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	293
[3,5] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.722%	6/15/15	190	183
[3,5] JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.767%	9/15/15	625	565
[3,5] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.736%	5/15/18	440	376
	Norfolk Southern Corp.	5.750%	1/15/16	112	129
	Ryder System Inc.	6.000%	3/1/13	1,090	1,154
	Ryder System Inc.	5.850%	3/1/14	165	181
	Ryder System Inc.	3.150%	3/2/15	550	561
	Ryder System Inc.	3.600%	3/1/16	595	621
4	Southwest Airlines Co.	10.500%	12/15/11	625	634
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	63	66
	Union Pacific Corp.	5.450%	1/31/13	100	105
					279,282
Utilities (4.7%)
	Electric (3.7%)
	Alabama Power Co.	4.850%	12/15/12	160	167
	Appalachian Power Co.	5.650%	8/15/12	380	395
	Carolina Power & Light Co.	6.500%	7/15/12	1,110	1,159
	Carolina Power & Light Co.	5.125%	9/15/13	190	206
	Carolina Power & Light Co.	5.150%	4/1/15	100	112
	Carolina Power & Light Co.	5.250%	12/15/15	320	366
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	390	438
5	CMS Energy Corp.	1.199%	1/15/13	300	293
	CMS Energy Corp.	2.750%	5/15/14	500	490
	CMS Energy Corp.	4.250%	9/30/15	690	678
	Columbus Southern Power Co.	5.500%	3/1/13	225	237
	Commonwealth Edison Co.	5.400%	12/15/11	350	353
	Commonwealth Edison Co.	6.150%	3/15/12	695	711
	Consumers Energy Co.	5.375%	4/15/13	772	821
	Dominion Resources Inc.	5.700%	9/17/12	310	324
	Dominion Resources Inc.	1.950%	8/15/16	280	278
3	Dominion Resources Inc.	2.669%	9/30/66	155	138
	DTE Energy Co.	7.625%	5/15/14	100	115
	Duke Energy Carolinas LLC	5.300%	10/1/15	100	115
	Duke Energy Ohio Inc.	2.100%	6/15/13	750	765
4	EDP Finance BV	5.375%	11/2/12	1,750	1,682
4	Enel Finance International NV	5.700%	1/15/13	200	203
4	Enel Finance International NV	3.875%	10/7/14	525	516
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,111
	Exelon Generation Co. LLC	5.350%	1/15/14	500	538
	FirstEnergy Corp.	6.450%	11/15/11	11	11
	Florida Power Corp.	4.800%	3/1/13	380	400
[3,4] FPL Energy Marcus Hook LP		7.590%	7/10/18	436	438
5	Georgia Power Co.	0.667%	3/15/13	750	752
	Georgia Power Co.	6.000%	11/1/13	200	220
	Georgia Power Co.	3.000%	4/15/16	420	441
	Great Plains Energy Inc.	2.750%	8/15/13	300	305
4	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,307
4	International Transmission Co.	4.450%	7/15/13	200	208
	MidAmerican Energy Co.	5.650%	7/15/12	950	986
	MidAmerican Energy Co.	4.650%	10/1/14	120	132
	Midamerican Energy Holdings Co.	3.150%	7/15/12	860	875
4	Monongahela Power Co.	7.950%	12/15/13	170	193

National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	435	446
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	660	672
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	1,900	2,054
National Rural Utilities Cooperative Finance
Corp.	1.125%	11/1/13	325	325
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	100	109
Nevada Power Co.	6.500%	4/15/12	200	205
Nevada Power Co.	5.875%	1/15/15	290	324
5 NextEra Energy Capital Holdings Inc.	0.672%	11/9/12	1,750	1,749
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	340	345
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	205	197
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	120	126
Northeast Utilities	7.250%	4/1/12	345	355
Northeast Utilities	5.650%	6/1/13	550	587
Northern States Power Co.	8.000%	8/28/12	525	559
NSTAR Electric Co.	4.875%	10/15/12	130	135
Pacific Gas & Electric Co.	6.250%	12/1/13	420	464
Pacific Gas & Electric Co.	4.800%	3/1/14	440	476
Pacific Gas & Electric Co.	5.625%	11/30/17	320	373
Peco Energy Co.	5.950%	11/1/11	300	301
Peco Energy Co.	5.600%	10/15/13	200	217
Peco Energy Co.	5.000%	10/1/14	120	133
PG&E Corp.	5.750%	4/1/14	1,100	1,205
3 PPL Capital Funding Inc.	6.700%	3/30/67	450	430
PPL Energy Supply LLC	5.400%	8/15/14	200	216
PSEG Power LLC	2.500%	4/15/13	475	482
Public Service Co. of Colorado	7.875%	10/1/12	200	213
Public Service Electric & Gas Co.	5.125%	9/1/12	155	161
Public Service Electric & Gas Co.	5.000%	8/15/14	250	276
Public Service Electric & Gas Co.	2.700%	5/1/15	500	524
Sierra Pacific Power Co.	5.450%	9/1/13	240	258
Southern California Edison Co.	5.000%	1/15/14	100	109
Southern California Edison Co.	5.750%	3/15/14	300	334
5 Southern Co.	0.652%	10/21/11	800	800
Southern Co.	5.300%	1/15/12	300	304
Southern Co.	4.150%	5/15/14	100	107
4 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,427
Virginia Electric and Power Co.	4.750%	3/1/13	800	841
Wisconsin Electric Power Co.	6.000%	4/1/14	150	168
3 Wisconsin Energy Corp.	6.250%	5/15/67	160	160

Natural Gas (1.0%)
Enbridge Energy Partners LP	5.875%	12/15/16	150	171
3 Enbridge Energy Partners LP	8.050%	10/1/37	105	108
Energy Transfer Partners LP	5.650%	8/1/12	270	279
Energy Transfer Partners LP	6.000%	7/1/13	440	467
Enterprise Products Operating LLC	6.375%	2/1/13	200	212
Enterprise Products Operating LLC	5.650%	4/1/13	575	606
Enterprise Products Operating LLC	5.900%	4/15/13	880	932
Enterprise Products Operating LLC	9.750%	1/31/14	530	621
Enterprise Products Operating LLC	3.200%	2/1/16	225	230
3 Enterprise Products Operating LLC	8.375%	8/1/66	450	467
4 Gulf South Pipeline Co. LP	5.750%	8/15/12	520	538
Magellan Midstream Partners LP	6.450%	6/1/14	100	111
4 NGPL PipeCo LLC	6.514%	12/15/12	410	427
ONEOK Partners LP	5.900%	4/1/12	400	409
ONEOK Partners LP	3.250%	2/1/16	1,200	1,218
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	360	369
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	160	168
4 Rockies Express Pipeline LLC	6.250%	7/15/13	325	342
4 Rockies Express Pipeline LLC	3.900%	4/15/15	350	341
TransCanada PipeLines Ltd.	3.400%	6/1/15	545	578
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	175	174
Williams Partners LP	3.800%	2/15/15	905	944
				46,358
Total Corporate Bonds (Cost $623,439)				627,350
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
4 Abu Dhabi Government International Bond	5.500%	4/8/14	80	88
Brazilian Government International Bond	7.875%	3/7/15	500	588
Chile Government International Bond	3.250%	9/14/21	100	97
Corp. Andina de Fomento	3.750%	1/15/16	200	202

	Eksportfinans ASA	2.000%	9/15/15	50	51
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	4.250%	7/15/13	250	266
	European Investment Bank	2.875%	1/15/15	500	534
	European Investment Bank	2.750%	3/23/15	250	266
	Export-Import Bank of Korea	5.500%	10/17/12	400	414
[4,8] Hana Bank		6.500%	4/9/12	120	123
	Hungary Government International Bond	4.750%	2/3/15	150	146
4	Industrial Bank of Korea	7.125%	4/23/14	150	165
	Israel Government International Bond	5.125%	3/1/14	50	54
9	Japan Finance Corp.	1.875%	9/24/15	100	102
	Korea Development Bank	5.300%	1/17/13	450	467
[10] Kreditanstalt fuer Wiederaufbau		3.250%	3/15/13	250	260
[10] Kreditanstalt fuer Wiederaufbau		2.750%	10/21/14	750	795
	Mexico Government International Bond	5.875%	2/17/14	200	216
	Mexico Government International Bond	6.625%	3/3/15	300	338
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,060
	Panama Government International Bond	7.250%	3/15/15	100	114
	Peruvian Government International Bond	9.125%	2/21/12	100	103
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	138
	Petroleos Mexicanos	4.875%	3/15/15	200	210
[3,4] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	69	67
4	Petronas Capital Ltd.	7.000%	5/22/12	100	103
	Poland Government International Bond	3.875%	7/16/15	200	202
	Province of British Columbia	2.100%	5/18/16	200	207
	Province of Ontario	3.500%	7/15/13	250	263
	Province of Ontario	2.950%	2/5/15	250	266
	Province of Ontario	1.875%	9/15/15	25	25
4	Qatar Government International Bond	5.150%	4/9/14	100	108
4	Qatar Government International Bond	4.000%	1/20/15	200	210
4	Qtel International Finance Ltd.	3.375%	10/14/16	75	75
[3,4] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	176	189
4	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	175	189
	Republic of Italy	2.125%	9/16/13	50	48
	Republic of Korea	4.250%	6/1/13	125	129
	South Africa Government International Bond	6.500%	6/2/14	100	111
4	TDIC Finance Ltd.	6.500%	7/2/14	125	136
4	Transnet SOC Ltd.	4.500%	2/10/16	100	103
Total Sovereign Bonds (Cost $9,033)					9,279
Taxable Municipal Bonds (0.3%)
	California GO	5.250%	4/1/14	150	164
5	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.009%	10/15/12	1,090	1,090
	Illinois GO	2.766%	1/1/12	1,000	1,005
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute)	3.450%	9/1/14	150	160
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	750	786
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	350	372
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	75	75
Total Taxable Municipal Bonds (Cost $3,568)					3,652
Tax-Exempt Municipal Bonds (0.1%)
California (0.1%)
	California Housing Finance Agency Home
	Mortgage Revenue VRDO (Cost $500)	0.140%	10/7/11 LOC	500	500
				Shares
Convertible Preferred Stocks (0.0%)
6	Lehman Brothers Holdings Inc. Pfd. (Cost $700)	7.250%		700	1
Preferred Stocks (0.1%)
	Southern California Edison Co. Pfd.	5.700%		10,463	1,045
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	145
	Federal National Mortgage Assn. Pfd.	4.500%		21,600	39
Total Preferred Stocks (Cost $1,718)					1,229

Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[11] Vanguard Market Liquidity Fund
(Cost $6,615)	0.144%	6,614,879	6,615
Total Investments (98.9%) (Cost $975,102)			978,807
Other Assets and Liabilities-Net (1.1%)			10,798

Net Assets (100%)			989,605

1 Securities with a value of $753,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $155,434,000, representing 15.7% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Non-income-producing security--issuer has suspended all payments until May 1, 2012.
8 Guaranteed by the Republic of Korea.
9 Guaranteed by the Government of Japan.
10Guaranteed by the Federal Republic of Germany.
11Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	617	135,865	(154)
5-Year U.S. Treasury Note	December 2011	(623)	(76,308)	94
10-Year U.S. Treasury Note	December 2011	(65)	(8,456)	(48)
30-Year U.S. Treasury Bond	December 2011	29	4,136	83
Ultra Long U.S. Treasury Bond	December 2011	5	793	74
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2011, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao Vizcaya Argentaria
SA/Aa2	9/20/15	BARC	700	23	1.000	(29)
Bank of America Corporation/A2	3/20/15	DBAG	280	4	1.000	(22)
Bank of America Corporation/A2	9/20/15	RBS	100	2	1.000	(8)
Burlington Northern/A3	6/20/12	DBAG	400	—	0.400	1
HSBC Finance Corporation/A3	9/20/16	DBAG	300	11	1.000	(6)
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.070	—
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.080	—
Morgan Stanley/A2	9/20/12	BOANA	2,500	106	1.000	14
RR Donnelley & Sons/Ba1	6/20/16	GSCM	250	19	1.000	(34)

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.040)	(3)
Bank of America Corporation	12/20/14	DBAG	340	(3)	(1.000	30
Bank of America Corporation	12/20/14	BARC	340	(3)	(1.000)	30
Bank of America Corporation	12/20/14	BARC	300	(2)	(1.000)	27
Citigroup Inc.	6/20/14	BOANA	1,120	(27)	(5.000)	(90)
Danske Bank A/S	12/20/15	BARC	145	(1)	(1.000)	8
Intesa San Paolo Spa	6/20/15	BOANA	300	(6)	(1.000)	25
Morgan Stanley	9/20/15	BARC	200	(9)	(1.000)	17
Morgan Stanley	9/20/16	BOANA	700	(93)	(1.000)	9
Wells Fargo	3/20/15	GSCM	280	(2)	(1.000)	2
						(29)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
RBS—Royal Bank of Scotland Group.
UBSAG—UBS AG.

Interest Rate Swaps

			Fixed	Floating		Unrealized
		Notional	Interest Rate	Interest Rate		Appreciation
		Amount	Received	Received		(Depreciation)
Termination Date	Counterparty[1]	($000)	(Paid) (%)	(Paid) (%)		($000)
10/6/11	BARC	211	1.723	(0.222)	[2]	-
10/21/11	WFC	800	1.343	(0.252)	[3]	-
11/15/11	WFC	220	0.607	(0.229)	[2]	-
12/6/11	WFC	693	2.018	(0.331)	[3]	2
1/15/12	WFC	250	1.383	(0.229)	[2]	1
1/15/12	WFC	300	1.226	(0.229)	[2]	1
1/15/12	WFC	115	1.148	(0.229)	[2]	-
1/15/12	WFC	10	1.075	(0.229)	[2]	-
1/15/12	WFC	10	1.050	(0.229)	[2]	-
1/15/12	WFC	300	1.058	(0.229)	[2]	1
2/6/12	WFC	1,500	1.485	(0.222)	[2]	6
3/6/12	GSCM	1,350	1.501	(0.222)	[2]	7
4/15/12	GSCM	230	1.543	(0.229)	[2]	1
4/15/12	WFC	300	1.543	(0.229)	[2]	2
5/15/12	BOANA	50	1.349	(0.229)	[2]	-
7/15/12	BARC	900	1.683	(0.229)	[2]	9
7/15/12	WFC	90	1.450	(0.229)	[2]	1
7/15/12	WFC	80	1.590	(0.229)	[2]	1
7/15/12	WFC	220	1.450	(0.229)	[2]	2
7/15/12	JPMC	655	1.370	(0.229)	[2]	5
9/6/12	GSCM	120	2.073	(0.222)	[2]	2
9/6/12	BOANA	1,470	2.065	(0.222)	[2]	22
10/15/12	BOANA	600	1.746	(0.229)	[2]	8
10/20/12	BARC	500	1.760	(0.231)	[2]	7
10/20/12	BARC	1,100	2.035	(0.231)	[2]	19
10/22/12	BOANA	300	2.453	(0.232)	[2]	6
11/9/12	WFC	1,750	1.855	(0.272)	[3]	25
11/15/12	WFC	250	1.811	(0.229)	[2]	4
11/15/12	WFC	40	1.563	(0.229)	[2]	1
11/15/12	WFC	300	0.933	(0.229)	[2]	2
12/6/12	BARC	400	2.325	(0.336)	[3]	8
12/6/12	BARC	200	1.930	(0.331)	[3]	3
12/15/12	WFC	1,100	1.822	(0.229)	[2]	18
12/15/12	WFC	440	1.763	(0.229)	[2]	7
12/15/12	WFC	2,280	1.715	(0.229)	[2]	35
12/17/12	BOANA	2,000	2.030	(0.230)	[2]	39
1/15/13	WFC	3,000	1.724	(0.229)	[2]	50
1/15/13	WFC	2,440	1.770	(0.249)	[3]	38
1/15/13	JPMC	300	1.634	(0.249)	[3]	4
1/15/13	WFC	80	1.004	(0.229)	[2]	1
1/25/13	WFC	275	0.816	(0.253)	[3]	1
2/15/13	WFC	700	1.705	(0.229)	[2]	12
2/15/13	WFC	45	1.890	(0.229)	[2]	1
2/15/13	WFC	620	1.725	(0.229)	[2]	11
2/15/13	WFC	16	0.801	(0.229)	[2]
						-
2/15/13	WFC	100	0.910	(0.229)	[2]	1
2/20/13	WFC	580	1.926	(0.231)	[2]	12
2/20/13	WFC	340	0.799	(0.231)	[2]	2
3/15/13	WFC	750	1.708	(0.348)	[3]	12

4/5/13	GSCM	1,275	1.767	(0.222)	[2]	26
4/29/13	BOANA	1,600	0.800	(0.253)	[3]	6
6/2/13	BOANA	285	0.755	(0.327)	[3]	1
7/15/13	BARC	100	2.528	(0.229)	[2]	4
7/15/13	BOANA	1,400	2.188	(0.229)	[2]	43
7/15/13	WFC	250	1.187	(0.229)	[2]	3
9/15/13	GSCM	680	1.254	(0.229)	[2]	10
9/15/13	WFC	160	0.698	(0.229)	[2]	1
10/15/13	WFC	230	1.023	(0.229)	[2]	3
12/1/13	GSCM	625	2.584	(0.326)	[3]	27
12/1/13	WFC	2,512	2.582	(0.326)	[3]	107
12/1/13	GSCM	2,923	2.584	(0.326)	[3]	125
12/14/13	UBSAG	290	0.739	(0.229)	[2]	1
1/15/14	WFC	350	0.870	(0.249)	[3]	2
2/15/14	WFC	1,800	1.400	(0.229)	[2]	37
3/6/14	GSCM	3,074	2.448	(0.222)	[2]	143
3/15/14	WFC	400	2.662	(0.229)	[2]	21
3/15/14	WFC	200	2.206	(0.229)	[2]	8
4/15/14	WFC	390	0.680	(0.249)	[3]	1
5/15/14	GSCM	150	1.528	(0.229)	[2]	4
5/16/14	WFC	520	1.083	(0.290)	[3]	6
6/15/14	WFC	300	2.338	(0.229)	[2]	14
6/15/14	WFC	5	2.577	(0.229)	[2]	-
7/15/14	WFC	1,200	2.305	(0.229)	[2]	57
7/20/14	WFC	1,500	0.670	(0.231)	[2]	12
8/15/14	WFC	1,480	2.681	(0.229)	[2]	87
8/15/14	JPMC	540	1.501	(0.229)	[2]	14
8/15/14	GSCM	100	1.350	(0.229)	[2]	2
9/22/14	BOANA	1,900	0.553	(0.223)	[2]	(4)
10/14/14	WFC	2,000	1.861	(0.249)	[3]	68
10/15/14	WFC	390	1.130	(0.229)	[2]	6
2/15/15	BOANA	190	1.799	(0.229)	[2]	7
2/15/15	WFC	270	1.634	(0.229)	[2]	8
2/15/15	UBSAG	525	1.830	(0.229)	[2]	19
2/15/15	GSCM	200	1.755	(0.229)	[2]	7
2/15/15	WFC	1,000	1.599	(0.229)	[2]	29
2/15/15	WFC	250	1.390	(0.229)	[2]	5
2/15/15	WFC	200	1.200	(0.229)	[2]	5
2/17/15	GSCM	1,070	2.555	(0.292)	[3]	62
3/24/15	GSCM	100	2.910	(0.235)	[2]	7
4/15/15	WFC	540	0.973	(0.229)	[2]	5
8/15/15	GSCM	3,390	1.588	(0.229)	[2]	91
9/15/15	UBSAG	4,200	1.630	(0.229)	[2]	119
10/15/15	JPMC	100	2.211	(0.229)	[2]	5
10/15/15	UBSAG	30	2.163	(0.229)	[2]	1
10/21/15	WFC	2,370	1.485	(0.252)	[3]	46
5/19/16	WFC	1,600	1.454	(0.296)	[3]	32
6/1/16	WFC	350	2.910	(0.326)	[3]	28
7/18/16	GSCM	3,900	1.876	(0.250)	[3]	120
8/15/16	BOANA	140	3.226	(0.229)	[2]	14
8/15/16	BARC	320	1.919	(0.229)	[2]	12
8/15/16	GSCM	40	1.903	(0.229)	[2]	1
10/25/16	WFC	1,500	1.714	(0.253)	[3]	33
12/15/16	WFC	500	3.370	(0.347)	[3]	52

12/15/16	JPMC	425	3.258	(0.249)	[3]	42
12/15/16	WFC	250	3.260	(0.249)	[3]	25
12/15/16	JPMC	285	2.507	(0.249)	[3]	17
12/15/16	GSCM	1,000	2.392	(0.249)	[3]	55
1/15/17	BARC	60	2.971	(0.229)	[2]	5
1/15/17	GSCM	150	2.008	(0.229)	[2]	6
1/15/17	BOANA	400	1.954	(0.229)	[2]	14
2/15/17	WFC	1,700	3.373	(0.229)	[2]	186
2/15/17	GSCM	1,770	3.433	(0.229)	[2]	199
2/15/17	BARC	80	3.180	(0.229)	[2]	8
2/15/17	WFC	90	2.407	(0.229)	[2]	5
2/15/17	WFC	700	2.407	(0.229)	[2]	41
2/15/17	BARC	110	2.287	(0.229)	[2]	6
2/15/17	BOANA	3,200	1.875	(0.229)	[2]	99
6/15/17	GSCM	260	3.492	(0.229)	[2]	31
6/15/17	BARC	130	3.473	(0.229)	[2]	15
6/15/17	GSCM	300	3.403	(0.229)	[2]	34
6/15/17	BOANA	100	3.313	(0.229)	[2]	11
9/15/17	GSCM	1,500	3.520	(0.229)	[2]	181
9/15/17	BARC	1,300	3.363	(0.229)	[2]	145
9/15/17	GSCM	1,320	2.533	(0.229)	[2]	85
9/15/17	WFC	150	2.345	(0.229)	[2]	8
1/25/18	GSCM	1,675	2.543	(0.253)	[3]	98
1/25/19	GSCM	1,100	2.782	(0.253)	[3]	80
4/25/19	WFC	1,200	2.053	(0.252)	[3]	46
4/25/19	WFC	700	2.756	(0.253)	[3]	47
4/25/20	JPMC	2,200	3.024	(0.253)	[3]	195
4/25/20	GSCM	700	2.794	(0.253)	[3]	48
4/25/20	GSCM	1,575	2.833	(0.253)	[3]	102
6/25/21	GSCM	350	3.143	(0.358)	[3]	33
10/25/21	WFC	800	3.328	(0.253)	[3]	80
11/25/22	WFC	1,117	2.477	(0.312)	[3]	51
11/25/22	BARC	1,500	2.758	(0.308)	[3]	99
1/25/23	WFC	500	3.144	(0.253)	[3]	47
7/25/23	BARC	1,575	3.483	(0.253)	[3]	191
						4,268

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
UBSAG—UBS AG.

2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At September 30, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	145,262	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	184,919	—
Corporate Bonds	—	627,350	—
Sovereign Bonds	—	9,279	—
Taxable Municipal Bonds	—	3,652	—
Tax-Exempt Municipal Bonds	—	500	—
Convertible Preferred Stocks	1	—	—
Preferred Stocks	1,229	—	—
Temporary Cash Investments	6,615	—	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Swap Contracts—Assets	—	4,435	—
Swap Contracts—Liabilities	—	(196)	—
Total	7,870	975,200	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011.

Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	13
Change in Unrealized Appreciation (Depreciation)	(13)
Balance as of September 30, 2011	—

E. At September 30, 2011, the cost of investment securities for tax purposes was $975,629,000. Net unrealized appreciation of investment securities for tax purposes was $3,178,000, consisting of unrealized gains of $15,494,000 on securities that had risen in value since their purchase and $12,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (93.0%)
Finance (13.1%)
Banking (1.7%)
BankAmerica Capital II	8.000%	12/15/26	1,095	975
1 Citigroup Capital XXI	8.300%	12/21/57	1,380	1,353
2 LBG Capital No.1 plc	7.875%	11/1/20	2,385	1,729
2 Lloyds TSB Bank plc	6.500%	9/14/20	785	681
NB Capital Trust IV	8.250%	4/15/27	1,340	1,219

Finance Companies (9.1%)
Ally Financial Inc.	8.300%	2/12/15	1,405	1,363
Ally Financial Inc.	8.000%	3/15/20	3,225	2,951
Ally Financial Inc.	7.500%	9/15/20	2,325	2,081
Ally Financial Inc.	8.000%	11/1/31	1,000	875
2 CIT Group Inc.	7.000%	5/4/15	459	448
2 CIT Group Inc.	7.000%	5/2/16	2,865	2,737
2 CIT Group Inc.	7.000%	5/2/17	4,442	4,297
2 CIT Group Inc.	6.625%	4/1/18	3,405	3,294
International Lease Finance Corp.	8.625%	9/15/15	1,120	1,103
International Lease Finance Corp.	5.750%	5/15/16	365	325
2 International Lease Finance Corp.	6.750%	9/1/16	1,195	1,177
International Lease Finance Corp.	8.750%	3/15/17	1,180	1,177
2 International Lease Finance Corp.	7.125%	9/1/18	1,775	1,740
International Lease Finance Corp.	6.250%	5/15/19	885	770
International Lease Finance Corp.	8.250%	12/15/20	1,511	1,473
2 Provident Funding Associates LP / PFG
Finance Corp.	10.250%	4/15/17	1,300	1,261
SLM Corp.	6.250%	1/25/16	2,180	2,140
SLM Corp.	8.450%	6/15/18	1,100	1,144
SLM Corp.	8.000%	3/25/20	1,675	1,659

Insurance (2.1%)
1 Hartford Financial Services Group Inc.	8.125%	6/15/38	2,740	2,549
2 Liberty Mutual Group Inc.	7.800%	3/15/37	1,485	1,262
2 Metlife Capital Trust IV	7.875%	12/15/37	1,390	1,376
2 MetLife Capital Trust X	9.250%	4/8/38	1,000	1,130
Provident Cos. Inc.	7.000%	7/15/18	690	783
Unum Group	7.375%	6/15/32	175	190

Other Finance (0.2%)
Lender Processing Services Inc.	8.125%	7/1/16	730	693
				45,955
Industrial (72.5%)
Basic Industry (6.6%)
Alpha Natural Resources Inc.	6.000%	6/1/19	736	688
Alpha Natural Resources Inc.	6.250%	6/1/21	355	331
Arch Coal Inc.	8.750%	8/1/16	410	436
Arch Coal Inc.	7.250%	10/1/20	465	452
Ashland Inc.	9.125%	6/1/17	690	759
Cascades Inc.	7.750%	12/15/17	840	802
Cascades Inc.	7.875%	1/15/20	285	269

[3,4] CDW Extended Bank Loan		4.250%	7/15/17	1,732	1,536
	Celanese US Holdings LLC	6.625%	10/15/18	380	391
	Celanese US Holdings LLC	5.875%	6/15/21	305	304
	CF Industries Inc.	6.875%	5/1/18	580	645
	CF Industries Inc.	7.125%	5/1/20	760	865
	Chemtura Corp.	7.875%	9/1/18	305	308
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	785	811
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	470	490
	Consol Energy Inc.	8.000%	4/1/17	885	929
	Consol Energy Inc.	8.250%	4/1/20	1,250	1,319
2	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,394
2	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	280	258
2	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	1,250	1,156
2	Georgia-Pacific LLC	7.125%	1/15/17	1,070	1,102
2	Georgia-Pacific LLC	5.400%	11/1/20	1,275	1,302
2	Lyondell Chemical Co.	8.000%	11/1/17	1,230	1,325
	Neenah Paper Inc.	7.375%	11/15/14	574	563
	Novelis Inc.	8.375%	12/15/17	1,035	1,014
	Novelis Inc.	8.750%	12/15/20	1,035	1,025
	Solutia Inc.	8.750%	11/1/17	470	499
2	Vedanta Resources plc	8.750%	1/15/14	275	261
2	Vedanta Resources plc	9.500%	7/18/18	1,535	1,321
	Weyerhaeuser Co.	7.375%	10/1/19	570	623

	Capital Goods (6.3%)
2	Ardagh Packaging Finance plc	7.375%	10/15/17	455	435
	Ball Corp.	7.125%	9/1/16	105	111
	Ball Corp.	6.625%	3/15/18	520	526
	Ball Corp.	7.375%	9/1/19	145	154
	BE Aerospace Inc.	6.875%	10/1/20	1,090	1,142
2	Bombardier Inc.	7.500%	3/15/18	845	902
2	Bombardier Inc.	7.750%	3/15/20	850	912
2	Building Materials Corp. of America	6.875%	8/15/18	420	417
2	Building Materials Corp. of America	6.750%	5/1/21	510	497
	Case New Holland Inc.	7.750%	9/1/13	695	721
	Case New Holland Inc.	7.875%	12/1/17	2,660	2,839
2	Cemex Finance LLC	9.500%	12/14/16	1,605	1,172
2	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	1,100	1,105
2	Fibria Overseas Finance Ltd.	7.500%	5/4/20	2,249	2,166
2	Huntington Ingalls Industries Inc.	6.875%	3/15/18	696	647
2	Huntington Ingalls Industries Inc.	7.125%	3/15/21	750	696
	Masco Corp.	6.125%	10/3/16	465	453
	Masco Corp.	5.850%	3/15/17	193	183
	Masco Corp.	6.625%	4/15/18	105	107
	Masco Corp.	7.125%	3/15/20	742	720
	Owens Corning	9.000%	6/15/19	1,000	1,180
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	8.750%	10/15/16	1,975	1,965
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	7.125%	4/15/19	1,355	1,260

2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.875%	8/15/19	245	236
United Rentals North America Inc.	10.875%	6/15/16	810	879
Vulcan Materials Co.	6.500%	12/1/16	390	359
Vulcan Materials Co.	7.500%	6/15/21	455	423

Communication (16.3%)
Belo Corp.	8.000%	11/15/16	250	263
Cablevision Systems Corp.	8.625%	9/15/17	985	1,029
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	1,035	1,030
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	1,045	1,071
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	911	884
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	1,045	1,092
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	1,250	1,175
Cenveo Corp.	8.875%	2/1/18	725	573
2 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	1,635	1,610
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	245
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,322
Cricket Communications Inc.	7.750%	5/15/16	655	657
Cricket Communications Inc.	7.750%	10/15/20	2,750	2,406
CSC Holdings LLC	7.875%	2/15/18	1,190	1,250
CSC Holdings LLC	7.625%	7/15/18	2,085	2,189
CSC Holdings LLC	8.625%	2/15/19	895	980
DISH DBS Corp.	7.875%	9/1/19	250	255
2 DISH DBS Corp.	6.750%	6/1/21	2,980	2,846
2 eAccess Ltd.	8.250%	4/1/18	1,065	980
2 EH Holding Corp.	6.500%	6/15/19	1,602	1,562
2 EH Holding Corp.	7.625%	6/15/21	265	258
Frontier Communications Corp.	8.250%	5/1/14	1,800	1,849
Frontier Communications Corp.	7.875%	4/15/15	190	192
Frontier Communications Corp.	8.250%	4/15/17	555	538
Frontier Communications Corp.	8.125%	10/1/18	1,800	1,732
Frontier Communications Corp.	8.500%	4/15/20	865	856
Frontier Communications Corp.	8.750%	4/15/22	200	197
GCI Inc.	6.750%	6/1/21	711	675
2 Inmarsat Finance plc	7.375%	12/1/17	400	401
2 Intelsat Jackson Holdings SA	7.250%	4/1/19	1,065	990
Intelsat Jackson Holdings SA	8.500%	11/1/19	475	468
2 Intelsat Jackson Holdings SA	7.250%	10/15/20	2,935	2,715
2 Intelsat Jackson Holdings SA	7.500%	4/1/21	1,100	1,026
Lamar Media Corp.	6.625%	8/15/15	530	525
Lamar Media Corp.	7.875%	4/15/18	305	304
Liberty Interactive LLC	8.500%	7/15/29	405	387
Liberty Interactive LLC	8.250%	2/1/30	1,280	1,222
Mediacom Broadband LLC / Mediacom
Broadband Corp.	8.500%	10/15/15	1,325	1,332
MetroPCS Wireless Inc.	7.875%	9/1/18	1,220	1,190
MetroPCS Wireless Inc.	6.625%	11/15/20	2,425	2,128
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,333
NII Capital Corp.	7.625%	4/1/21	535	546

	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,333
1	Quebecor Media Inc.	7.750%	3/15/16	1,410	1,403
	SBA Telecommunications Inc.	8.000%	8/15/16	575	602
	SBA Telecommunications Inc.	8.250%	8/15/19	670	707
2	Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,118
	Sprint Nextel Corp.	6.000%	12/1/16	891	757
2	UPCB Finance III Ltd.	6.625%	7/1/20	965	910
	Videotron Ltee	9.125%	4/15/18	695	756
	Virgin Media Secured Finance plc	6.500%	1/15/18	700	746
2	Wind Acquisition Finance SA	11.750%	7/15/17	1,925	1,694
	Windstream Corp.	7.875%	11/1/17	1,180	1,198
	Windstream Corp.	8.125%	9/1/18	645	645
	Windstream Corp.	7.000%	3/15/19	250	243
	Windstream Corp.	7.750%	10/15/20	1,050	1,013

	Consumer Cyclical (13.6%)
	AMC Entertainment Inc.	8.000%	3/1/14	720	698
	AMC Entertainment Inc.	8.750%	6/1/19	1,245	1,229
[3,4] Burger King Corp. Bank Loan		4.500%	10/19/16	1,236	1,188
	Cinemark USA Inc.	8.625%	6/15/19	155	160
2	CityCenter Holdings LLC / CityCenter Finance
	Corp.	7.625%	1/15/16	1,124	1,059
2	Delphi Corp.	5.875%	5/15/19	1,001	931
2	Delphi Corp.	6.125%	5/15/21	730	679
	Ford Motor Co.	6.625%	10/1/28	812	794
	Ford Motor Co.	7.450%	7/16/31	995	1,095
	Ford Motor Credit Co. LLC	8.000%	12/15/16	1,180	1,286
	Ford Motor Credit Co. LLC	6.625%	8/15/17	945	983
	Ford Motor Credit Co. LLC	5.000%	5/15/18	1,235	1,192
	Ford Motor Credit Co. LLC	8.125%	1/15/20	2,255	2,514
2	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,112
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	179	195
	Goodyear Tire & Rubber Co.	8.250%	8/15/20	1,715	1,736
	Hanesbrands Inc.	8.000%	12/15/16	610	642
	Hanesbrands Inc.	6.375%	12/15/20	1,016	983
	Host Hotels & Resorts LP	6.750%	6/1/16	360	365
2	Host Hotels & Resorts LP	5.875%	6/15/19	870	842
	Host Hotels & Resorts LP	6.000%	11/1/20	1,625	1,568
	Hyatt Hotels Corp.	3.875%	8/15/16	640	637
	Limited Brands, Inc.	8.500%	6/15/19	140	156
	Limited Brands, Inc.	7.000%	5/1/20	580	606
	Ltd Brands Inc.	6.625%	4/1/21	1,180	1,193
	Macy's Retail Holdings Inc.	7.450%	7/15/17	735	869
	Macy's Retail Holdings Inc.	7.000%	2/15/28	455	495
	Macy's Retail Holdings Inc.	6.700%	9/15/28	275	277
	Macy's Retail Holdings Inc.	6.900%	4/1/29	635	680
	Macy's Retail Holdings Inc.	6.700%	7/15/34	275	301
	MGM Resorts International	10.375%	5/15/14	980	1,062
	MGM Resorts International	11.125%	11/15/17	515	564
	MGM Resorts International	9.000%	3/15/20	805	829
2	NAI Entertainment Holdings LLC	8.250%	12/15/17	165	170
	Navistar International Corp.	8.250%	11/1/21	1,424	1,460
	Neiman Marcus Group Inc.	10.375%	10/15/15	700	707
	Phillips-Van Heusen Corp.	7.375%	5/15/20	645	674
2	QVC Inc.	7.500%	10/1/19	1,899	2,060
	Regal Cinemas Corp.	8.625%	7/15/19	55	56
	Rite Aid Corp.	9.750%	6/12/16	720	767

	Rite Aid Corp.	8.000%	8/15/20	750	782
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	866
	Service Corp. International	7.375%	10/1/14	300	321
	Service Corp. International	7.625%	10/1/18	940	996
	Service Corp. International	8.000%	11/15/21	1,725	1,816
	Tenneco Inc.	7.750%	8/15/18	230	236
	Tenneco Inc.	6.875%	12/15/20	775	761
2	TRW Automotive Inc.	7.000%	3/15/14	1,905	2,048
2	TRW Automotive Inc.	7.250%	3/15/17	1,230	1,325
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	1,000	1,054
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	410	442
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	2,175	2,273

	Consumer Noncyclical (12.4%)
	ARAMARK Corp.	8.500%	2/1/15	2,485	2,516
2	ARAMARK Holdings Corp.	8.625%	5/1/16	615	609
2	BFF International Ltd.	7.250%	1/28/20	1,525	1,591
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	383
	Biomet Inc.	10.000%	10/15/17	1,830	1,908
	Biomet Inc.	11.625%	10/15/17	480	499
	CHS/Community Health Systems Inc.	8.875%	7/15/15	3,010	2,950
	Constellation Brands Inc.	7.250%	9/1/16	1,780	1,865
	Constellation Brands Inc.	7.250%	5/15/17	730	765
	DaVita Inc.	6.375%	11/1/18	997	957
	DaVita Inc.	6.625%	11/1/20	615	590
[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/8/18	1,500	1,385
	Elan Finance plc / Elan Finance Corp.	8.875%	12/1/13	570	587
	Elan Finance plc / Elan Finance Corp.	8.750%	10/15/16	665	692
2	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	165	168
2	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	925	888
2	Fresenius US Finance II Inc.	9.000%	7/15/15	795	898
	HCA Inc.	6.375%	1/15/15	1,390	1,341
	HCA Inc.	6.500%	2/15/16	490	470
	HCA Inc.	9.875%	2/15/17	1,075	1,161
	HCA Inc.	8.500%	4/15/19	2,315	2,442
	HCA Inc.	6.500%	2/15/20	4,080	3,968
	HCA Inc.	7.690%	6/15/25	130	118
2	Hypermarcas SA	6.500%	4/20/21	1,170	1,081
2	IMS Health Inc.	12.500%	3/1/18	2,065	2,339
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	529
2	Mylan Inc.	6.000%	11/15/18	2,035	1,984
2	Pernod-Ricard SA	5.750%	4/7/21	345	381
2	STHI Holding Corp.	8.000%	3/15/18	275	266
	Tenet Healthcare Corp.	10.000%	5/1/18	762	827
	Tenet Healthcare Corp.	8.875%	7/1/19	1,355	1,430
	Tyson Foods Inc.	6.850%	4/1/16	1,230	1,341
2	Valeant Pharmaceuticals International	6.500%	7/15/16	735	685
2	Valeant Pharmaceuticals International	6.750%	10/1/17	400	368
2	Valeant Pharmaceuticals International	7.000%	10/1/20	450	401
2	Valeant Pharmaceuticals International	6.750%	8/15/21	921	801
2	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	2,643	2,564

	Energy (7.8%)
	Chesapeake Energy Corp.	6.625%	8/15/20	650	670
	Chesapeake Energy Corp.	6.875%	11/15/20	300	314
	Chesapeake Energy Corp.	6.125%	2/15/21	1,738	1,751
	Concho Resources Inc.	7.000%	1/15/21	185	184
	Concho Resources Inc.	6.500%	1/15/22	680	660
	Denbury Resources Inc.	8.250%	2/15/20	523	552
	Denbury Resources Inc.	6.375%	8/15/21	330	318
2	Dolphin Subsidiary II Inc.	6.500%	10/15/16	450	451
2	Dolphin Subsidiary II Inc.	7.250%	10/15/21	1,030	1,033
	Encore Acquisition Co.	9.500%	5/1/16	1,055	1,142
2	Expro Finance Luxembourg SCA	8.500%	12/15/16	1,990	1,772
2	Harvest Operations Corp.	6.875%	10/1/17	1,045	1,055
	Hornbeck Offshore Services Inc.	6.125%	12/1/14	1,055	1,039
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	507
	Newfield Exploration Co.	6.625%	4/15/16	660	667
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,662
	Newfield Exploration Co.	6.875%	2/1/20	425	442
	Newfield Exploration Co.	5.750%	1/30/22	720	712
2	Offshore Group Investments Ltd.	11.500%	8/1/15	330	345
	Offshore Group Investments Ltd.	11.500%	8/1/15	1,423	1,488
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,113
	Peabody Energy Corp.	7.875%	11/1/26	1,315	1,433
	Petrohawk Energy Corp.	7.250%	8/15/18	180	205
	Pioneer Natural Resources Co.	5.875%	7/15/16	990	1,042
	Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	2,006
	Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,321
	Pioneer Natural Resources Co.	7.200%	1/15/28	345	362
	Range Resources Corp.	7.500%	10/1/17	550	582
	Range Resources Corp.	6.750%	8/1/20	400	426
	Range Resources Corp.	5.750%	6/1/21	1,210	1,252

	Other Industrial (0.5%)
	Virgin Media Finance plc	9.500%	8/15/16	1,215	1,312
	Virgin Media Finance plc	8.375%	10/15/19	440	468

	Technology (7.8%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	240	246
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	364
2	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,030	1,020
2	CommScope Inc.	8.250%	1/15/19	1,300	1,261
	Equinix Inc.	8.125%	3/1/18	915	968
	Equinix Inc.	7.000%	7/15/21	725	721
	Fidelity National Information Services Inc.	7.625%	7/15/17	480	502
	Fidelity National Information Services Inc.	7.875%	7/15/20	525	549
[3,4] First Data 2018 Dollar Term Loan		4.235%	9/24/14	1,448	1,188
2	First Data Corp.	7.375%	6/15/19	1,110	1,032
2	First Data Corp.	8.250%	1/15/21	1,025	810
	Freescale Semiconductor Inc.	8.875%	12/15/14	376	379
2	Freescale Semiconductor Inc.	10.125%	3/15/18	1,388	1,444
2	Freescale Semiconductor Inc.	9.250%	4/15/18	840	857
[3,4] Freescale Semiconductor, Inc. Bank Loan		4.471%	12/1/16	1,692	1,546
	Iron Mountain Inc.	7.750%	10/1/19	945	936
	Iron Mountain Inc.	8.000%	6/15/20	660	668
	Iron Mountain Inc.	8.375%	8/15/21	1,325	1,351
	Jabil Circuit Inc.	7.750%	7/15/16	310	341
	Jabil Circuit Inc.	8.250%	3/15/18	255	289

	Jabil Circuit Inc.	5.625%	12/15/20	285	277
	Seagate HDD Cayman	6.875%	5/1/20	1,730	1,592
2	Seagate HDD Cayman	7.000%	11/1/21	570	533
	Seagate Technology HDD Holdings	6.800%	10/1/16	935	930
2	Seagate Technology International	10.000%	5/1/14	881	993
2	Sensata Technologies BV	6.500%	5/15/19	1,344	1,270
2	Sorenson Communications Inc.	10.500%	2/1/15	1,260	743
	SunGard Data Systems Inc.	10.250%	8/15/15	1,064	1,080
	SunGard Data Systems Inc.	7.375%	11/15/18	1,550	1,441
	SunGard Data Systems Inc.	7.625%	11/15/20	1,310	1,225
2	Unisys Corp.	12.750%	10/15/14	626	710

	Transportation (1.2%)
1	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	739	743
1	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	574	534
	Hertz Corp.	6.750%	4/15/19	1,260	1,134
	Hertz Corp.	7.375%	1/15/21	1,850	1,683
					254,921
Utilities (7.4%)
	Electric (4.7%)
	AES Corp.	7.750%	10/15/15	1,240	1,271
	AES Corp.	8.000%	10/15/17	1,255	1,261
	AES Corp.	8.000%	6/1/20	565	565
2	Calpine Corp.	7.250%	10/15/17	3,119	3,010
2	Calpine Corp.	7.500%	2/15/21	1,450	1,399
1	Homer City Funding LLC	8.734%	10/1/26	1,335	1,122
2	Intergen NV	9.000%	6/30/17	1,695	1,735
2	Ipalco Enterprises Inc.	7.250%	4/1/16	340	356
2	Ipalco Enterprises Inc.	5.000%	5/1/18	370	349
1	Midwest Generation LLC	8.560%	1/2/16	237	237
	NRG Energy Inc.	7.375%	1/15/17	2,070	2,132
2	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	1,605	1,284
[3,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	4.726%	10/10/17	1,258	841
[3,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	4.772%	10/10/17	1,338	894

	Natural Gas (2.7%)
	El Paso Corp.	7.000%	6/15/17	805	906
	El Paso Corp.	7.250%	6/1/18	1,755	1,961
	El Paso Corp.	6.500%	9/15/20	1,060	1,142
	Energy Transfer Equity LP	7.500%	10/15/20	2,165	2,224
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	1,271	1,093
2	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,536	1,517
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	235	239
2	NGPL PipeCo LLC	7.119%	12/15/17	535	565
					26,103
Total Corporate Bonds (Cost $329,295)					326,979

				Market
		Maturity		Value
	Coupon	Date	Shares	($000)
Equities (1.4%)
Citigroup Capital XIII Pfd.			153,750	4,067
GMAC Capital Trust I Pfd.			52,200	950
* MediaNews Group Inc. Warrants Exp.
03/19/2017			2,084	—
Total Equities (Cost $5,979)				5,017
Temporary Cash Investment (4.0%)
			Face
			Amount
			($000)
Repurchase Agreement (4.0%)
Bank of America Securities, LLC
(Dated 9/30/11, Repurchase Value
$14,100,000, collateralized by Federal
National Mortgage Assn. 3.438%, 1/1/40)
(Cost $14,100)	0.080%	10/3/11	14,100	14,100

Total Investments (98.4%) (Cost $349,374)				346,096
Other Assets and Liabilities-Net (1.6%)				5,467
Net Assets (100%)				351,563

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $108,565,000, representing 30.9% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2011, the aggregate value of these securities was $8,578,000, representing 2.4% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard High Yield Bond Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	326,979	—
Equities	5,017	—	—
Temporary Cash Investments	—	14,100	—
Total	5,017	341,079	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $349,374,000. Net unrealized depreciation of investment securities for tax purposes was $3,278,000, consisting of unrealized gains of $8,418,000 on securities that had risen in value since their purchase and $11,696,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	33,406,146	683,156
Vanguard Extended Market Index Fund Investor Shares	4,353,527	152,330
		835,486
Total Investment Companies (Cost $1,012,395)		835,486
Total Investments (100.1%) (Cost $1,012,395)		835,486
Other Assets and Liabilities-Net (-0.1%)		(482)
Net Assets (100%)		835,004

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $1,012,395,000. Net unrealized depreciation of investment securities for tax purposes was $176,909,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (64.4%)
Consumer Discretionary (5.1%)
Comcast Corp. Class A	681,975	14,253
Target Corp.	189,100	9,274
Walt Disney Co.	296,300	8,937
Time Warner Inc.	232,266	6,961
Johnson Controls Inc.	238,300	6,284
Lowe's Cos. Inc.	257,100	4,972
Staples Inc.	365,700	4,864
* Ford Motor Co.	495,350	4,790
Home Depot Inc.	136,000	4,470
Honda Motor Co. Ltd. ADR	96,500	2,813
		67,618
Consumer Staples (5.4%)
Procter & Gamble Co.	232,667	14,700
PepsiCo Inc.	211,000	13,061
Philip Morris International Inc.	197,450	12,317
Unilever NV	226,300	7,126
Anheuser-Busch InBev NV	131,222	6,965
CVS Caremark Corp.	197,000	6,615
Coca-Cola Co.	83,100	5,614
Archer-Daniels-Midland Co.	159,400	3,955
		70,353
Energy (8.8%)
Exxon Mobil Corp.	455,925	33,114
Chevron Corp.	296,200	27,404
Anadarko Petroleum Corp.	199,200	12,560
^ Total SA ADR	180,112	7,902
Occidental Petroleum Corp.	89,500	6,399
Baker Hughes Inc.	135,700	6,264
BG Group plc	275,268	5,268
Cenovus Energy Inc.	146,572	4,501
Encana Corp.	209,172	4,018
Petroleo Brasileiro SA ADR	174,300	3,913
BP plc ADR	105,400	3,802
		115,145
Financials (10.4%)
Wells Fargo & Co.	927,100	22,362
JPMorgan Chase & Co.	518,648	15,622
ACE Ltd.	161,700	9,799
PNC Financial Services Group Inc.	190,200	9,166
MetLife Inc.	326,700	9,151
Chubb Corp.	115,000	6,899
BlackRock Inc.	46,000	6,808
Standard Chartered plc	305,620	6,097
US Bancorp	249,500	5,873
* UBS AG	491,071	5,613
Bank of America Corp.	914,900	5,599
Prudential Financial Inc.	117,100	5,487
Goldman Sachs Group Inc.	51,700	4,888

Mitsubishi UFJ Financial Group Inc.	789,700	3,624
Barclays plc	1,463,913	3,590
HSBC Holdings plc ADR	94,000	3,576
Swiss Re AG	72,351	3,394
Marsh & McLennan Cos. Inc.	113,000	2,999
Hartford Financial Services Group Inc.	164,900	2,662
State Street Corp.	69,800	2,245
Morgan Stanley	135,800	1,833
		137,287
Health Care (10.3%)
Pfizer Inc.	1,238,823	21,902
Merck & Co. Inc.	565,589	18,500
Eli Lilly & Co.	430,600	15,919
Johnson & Johnson	236,200	15,048
Medtronic Inc.	349,000	11,601
AstraZeneca plc ADR	238,000	10,558
Cardinal Health Inc.	244,600	10,244
Bristol-Myers Squibb Co.	278,700	8,746
Teva Pharmaceutical Industries Ltd. ADR	171,400	6,380
UnitedHealth Group Inc.	123,800	5,710
* Celgene Corp.	90,700	5,616
Amgen Inc.	60,400	3,319
* Gilead Sciences Inc.	68,300	2,650
		136,193
Industrials (6.8%)
United Parcel Service Inc. Class B	167,900	10,603
General Electric Co.	629,700	9,597
Waste Management Inc.	285,000	9,280
Siemens AG	85,592	7,701
Deere & Co.	117,300	7,574
Honeywell International Inc.	164,100	7,206
FedEx Corp.	105,500	7,140
General Dynamics Corp.	113,700	6,468
Raytheon Co.	137,700	5,628
Canadian National Railway Co.	72,800	4,847
Northrop Grumman Corp.	91,800	4,788
Schneider Electric SA	76,956	4,118
Illinois Tool Works Inc.	77,100	3,207
Emerson Electric Co.	40,500	1,673
		89,830
Information Technology (9.6%)
International Business Machines Corp.	141,000	24,679
Microsoft Corp.	862,700	21,473
Intel Corp.	506,200	10,797
Texas Instruments Inc.	391,300	10,428
Oracle Corp.	342,300	9,838
* eBay Inc.	307,900	9,080
Cisco Systems Inc.	549,100	8,506
Automatic Data Processing Inc.	180,100	8,492
QUALCOMM Inc.	169,200	8,228
Accenture plc Class A	146,100	7,696
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	420,086	4,802
SAP AG ADR	54,100	2,738
		126,757
Materials (2.2%)
Air Products & Chemicals Inc.	103,300	7,889
Dow Chemical Co.	288,600	6,482

	Kinross Gold Corp.			320,700	4,740
	BASF SE			71,663	4,369
	CRH plc ADR			209,500	3,250
	Rio Tinto plc			36,218	1,606
					28,336
Telecommunication Services (2.6%)
	AT&T Inc.			1,157,822	33,021
*	Sprint Nextel Corp.			485,800	1,477
					34,498
Utilities (3.2%)
	Dominion Resources Inc.			263,700	13,388
	NextEra Energy Inc.			201,100	10,863
	PG&E Corp.			223,400	9,452
	Exelon Corp.			199,400	8,497
					42,200
Total Common Stocks (Cost $773,681)					848,217
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.9%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	1.500%	6/30/16	13,700	14,089
					14,089
Conventional Mortgage-Backed Securities (3.5%)
[1,2] Freddie Mac Gold Pool		3.500%	10/1/41	12,000	12,319
[1,2] Freddie Mac Gold Pool		4.000%	8/1/13–8/1/41	30,054	33,587
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	301	352
1	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	83	84
					46,342
Nonconventional Mortgage-Backed Securities (0.3%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	251
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	510
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	149
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	2,953
					3,863
Total U.S. Government and Agency Obligations (Cost $61,721)					64,294
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
1	Ally Auto Receivables Trust	1.350%	12/15/15	315	318
[1,3]	Ally Master Owner Trust	2.880%	4/15/15	500	511
1	Ally Master Owner Trust	2.150%	1/15/16	1,351	1,375
1	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	260	261
[1,3]	Avis Budget Rental Car Funding AESOP LLC	2.090%	4/20/15	1,375	1,394
1	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	766	788
1	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	116	119
[1,4]	Ford Credit Floorplan Master Owner Trust	2.120%	2/15/16	520	529
[1,3]	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	890	967
1	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	375	394
1	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	870	938
[1,3]	Hertz Vehicle Financing LLC	4.260%	3/25/14	710	734
[1,3]	Hertz Vehicle Financing LLC	2.200%	3/25/16	890	908
1	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	969	999
[1,3]	Marriott Vacation Club Owner Trust	5.362%	10/20/28	117	121

1	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	527	542
[1,3] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	650	655
[1,3]	Santander Drive Auto Receivables Trust	1.830%	11/17/14	695	698
1	Santander Drive Auto Receivables Trust	2.350%	11/16/15	245	247
1	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	680	685
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,052)					13,183
Corporate Bonds (25.2%)
Finance (11.1%)
	Banking (8.1%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,560
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,379
	American Express Credit Corp.	2.750%	9/15/15	100	100
3	ANZ National International Ltd.	2.375%	12/21/12	435	438
3	ANZ National International Ltd.	6.200%	7/19/13	600	640
	BAC Capital Trust VI	5.625%	3/8/35	2,845	1,839
	Bank of America Corp.	5.750%	12/1/17	500	470
	Bank of America NA	5.300%	3/15/17	2,000	1,788
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,456
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,208
	Barclays Bank plc	2.375%	1/13/14	2,100	2,053
[1,3] Barclays Bank plc		5.926%	9/29/49	1,000	708
	BB&T Corp.	4.900%	6/30/17	1,000	1,065
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	267
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	499
	BNY Mellon NA	4.750%	12/15/14	250	272
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,418
	Capital One Bank USA NA	6.500%	6/13/13	650	693
	Citigroup Inc.	5.300%	10/17/12	1,500	1,537
	Citigroup Inc.	4.587%	12/15/15	570	580
	Citigroup Inc.	3.953%	6/15/16	826	823
	Citigroup Inc.	6.125%	11/21/17	2,320	2,483
	Citigroup Inc.	5.375%	8/9/20	300	309
	Citigroup Inc.	6.625%	6/15/32	2,000	1,821
	Citigroup Inc.	6.125%	8/25/36	1,000	848
	Citigroup Inc.	8.125%	7/15/39	180	220
3	Commonwealth Bank of Australia	3.750%	10/15/14	575	601
3	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.200%	3/11/15	1,300	1,354
3	Credit Agricole SA	3.500%	4/13/15	1,255	1,188
	Credit Suisse New York	5.000%	5/15/13	2,250	2,322
	Credit Suisse New York	2.200%	1/14/14	1,220	1,198
	Credit Suisse New York	5.400%	1/14/20	1,050	1,009
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,014
	Deutsche Bank AG	5.375%	10/12/12	825	846
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,025
	Goldman Sachs Group Inc.	6.000%	5/1/14	750	790
	Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,586
	Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	979
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,362
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	1,832
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,241
	Goldman Sachs Group Inc.	6.250%	2/1/41	470	455
3	HBOS plc	6.000%	11/1/33	1,415	930
3	HSBC Bank plc	2.000%	1/19/14	700	696
3	HSBC Bank plc	3.500%	6/28/15	500	500

3 HSBC Bank plc	4.750%	1/19/21	1,700	1,764
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,323
HSBC Holdings plc	6.500%	5/2/36	1,000	986
3 ING Bank NV	2.650%	1/14/13	1,000	999
3 ING Bank NV	2.000%	10/18/13	1,000	972
JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,052
JPMorgan Chase & Co.	3.700%	1/20/15	1,000	1,024
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,677
JPMorgan Chase & Co.	6.300%	4/23/19	265	299
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,051
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,484
1 JPMorgan Chase & Co.	7.900%	12/29/49	983	1,008
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	1,862
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,230
Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,000	838
Morgan Stanley	6.750%	10/15/13	1,000	1,061
Morgan Stanley	6.000%	5/13/14	1,000	1,013
Morgan Stanley	6.000%	4/28/15	1,000	1,004
Morgan Stanley	3.800%	4/29/16	255	234
Morgan Stanley	5.450%	1/9/17	1,000	965
Morgan Stanley	5.750%	1/25/21	1,140	1,045
Morgan Stanley	6.250%	8/9/26	3,000	3,001
National City Corp.	6.875%	5/15/19	1,000	1,145
3 Nordea Bank AB	2.125%	1/14/14	1,010	1,004
3 Nordea Bank AB	3.700%	11/13/14	570	583
Northern Trust Corp.	5.200%	11/9/12	1,025	1,071
Northern Trust Corp.	3.450%	11/4/20	255	259
Paribas	6.950%	7/22/13	2,000	2,040
PNC Bank NA	4.875%	9/21/17	1,500	1,572
1 PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,245
3 Societe Generale SA	5.200%	4/15/21	2,100	1,820
3 Standard Chartered plc	3.850%	4/27/15	380	384
State Street Corp.	5.375%	4/30/17	2,775	3,120
3 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,488
Toronto-Dominion Bank	1.375%	7/14/14	860	866
UBS AG	3.875%	1/15/15	1,000	991
UBS AG	5.875%	7/15/16	1,500	1,546
US Bancorp	2.875%	11/20/14	800	835
US Bank NA	6.300%	2/4/14	1,000	1,102
Wachovia Bank NA	6.600%	1/15/38	2,000	2,279
Wachovia Corp.	5.250%	8/1/14	1,160	1,220
Wachovia Corp.	7.500%	4/15/35	1,000	1,265
Wells Fargo & Co.	5.125%	9/1/12	1,000	1,024
Wells Fargo & Co.	5.250%	10/23/12	1,000	1,045
Wells Fargo & Co.	3.625%	4/15/15	925	965
Wells Fargo & Co.	5.625%	12/11/17	820	924

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	335
Charles Schwab Corp.	4.950%	6/1/14	380	416

Finance Companies (0.6%)
General Electric Capital Corp.	5.450%	1/15/13	790	830
General Electric Capital Corp.	2.950%	5/9/16	500	501
General Electric Capital Corp.	4.625%	1/7/21	2,500	2,585
General Electric Capital Corp.	5.300%	2/11/21	795	818
General Electric Capital Corp.	6.750%	3/15/32	1,000	1,135

	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,621
	HSBC Finance Corp.	6.375%	10/15/11	1,000	1,001

	Insurance (1.7%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	610
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,489
	Aetna Inc.	6.500%	9/15/18	335	407
	Allstate Corp.	5.000%	8/15/14	1,000	1,097
	Allstate Corp.	6.750%	5/15/18	1,000	1,164
1	Allstate Corp.	6.125%	5/15/67	1,000	890
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,131
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,023
	Hartford Financial Services Group Inc.	6.000%	1/15/19	165	167
[1,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,591
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,165
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,376
	Prudential Financial Inc.	5.150%	1/15/13	425	441
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,421
	Prudential Financial Inc.	3.000%	5/12/16	450	446
3	TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,442
	UnitedHealth Group Inc.	6.000%	6/15/17	500	576
	UnitedHealth Group Inc.	6.000%	2/15/18	700	833
	UnitedHealth Group Inc.	3.875%	10/15/20	601	637

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	1,570	1,661

	Real Estate Investment Trusts (0.5%)
	Duke Realty LP	5.950%	2/15/17	75	79
	Duke Realty LP	6.500%	1/15/18	225	242
	HCP Inc.	3.750%	2/1/16	210	207
	Simon Property Group LP	5.100%	6/15/15	1,000	1,089
	Simon Property Group LP	6.100%	5/1/16	1,800	2,022
3	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	1,000	1,092
3	WEA Finance LLC	7.125%	4/15/18	1,000	1,138
					146,765
Industrial (10.8%)
	Basic Industry (0.3%)
	Agrium Inc.	6.125%	1/15/41	210	254
	ArcelorMittal	6.750%	3/1/41	225	194
	EI du Pont de Nemours & Co.	4.750%	11/15/12	440	460
	EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,472
[1,3] Pacific Beacon LLC		5.379%	7/15/26	328	360
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,794

	Capital Goods (0.9%)
	Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,099
	Caterpillar Inc.	3.900%	5/27/21	915	991
	General Dynamics Corp.	3.875%	7/15/21	355	385
	General Electric Co.	5.250%	12/6/17	1,735	1,934
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,110
	Raytheon Co.	1.625%	10/15/15	880	876
3	Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,619
	United Technologies Corp.	4.875%	5/1/15	325	365
	United Technologies Corp.	7.500%	9/15/29	770	1,113
	United Technologies Corp.	6.050%	6/1/36	675	856

Communication (2.1%)
AT&T Inc.	5.875%	2/1/12	1,000	1,017
AT&T Inc.	4.950%	1/15/13	1,250	1,310
AT&T Inc.	5.100%	9/15/14	500	549
AT&T Inc.	5.600%	5/15/18	1,000	1,168
AT&T Inc.	6.450%	6/15/34	1,595	1,863
AT&T Inc.	6.800%	5/15/36	500	608
BellSouth Corp.	6.550%	6/15/34	2,975	3,470
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,169
CBS Corp.	4.300%	2/15/21	675	681
Comcast Corp.	5.700%	5/15/18	500	575
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	210	214
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	800	825
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	538
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	635	702
Discovery Communications LLC	5.625%	8/15/19	80	90
Discovery Communications LLC	5.050%	6/1/20	420	458
France Telecom SA	4.375%	7/8/14	765	818
Grupo Televisa SA	6.625%	1/15/40	630	667
NBCUniversal Media LLC	4.375%	4/1/21	600	620
News America Inc.	4.500%	2/15/21	375	377
News America Inc.	6.150%	2/15/41	800	853
Telefonica Emisiones SAU	3.992%	2/16/16	910	866
Time Warner Cable Inc.	5.850%	5/1/17	830	920
Time Warner Cable Inc.	6.750%	6/15/39	750	838
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,420
Verizon Communications Inc.	5.850%	9/15/35	475	556
Verizon Communications Inc.	6.900%	4/15/38	290	373
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	2,178
Vodafone Group plc	5.000%	12/16/13	1,000	1,081
Vodafone Group plc	2.875%	3/16/16	1,100	1,137

Consumer Cyclical (1.5%)
3 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,050
CVS Caremark Corp.	4.875%	9/15/14	1,000	1,097
CVS Caremark Corp.	5.750%	6/1/17	585	672
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,254
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,409
Home Depot Inc.	3.950%	9/15/20	500	529
Lowe's Cos. Inc.	6.875%	2/15/28	710	925
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,256
Staples Inc.	9.750%	1/15/14	675	783
Time Warner Inc.	4.875%	3/15/20	500	535
Time Warner Inc.	6.500%	11/15/36	520	584
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,133
Wal-Mart Stores Inc.	3.250%	10/25/20	742	773
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,125
Wal-Mart Stores Inc.	5.625%	4/15/41	2,640	3,246
Walt Disney Co.	5.625%	9/15/16	1,000	1,173
Western Union Co.	5.930%	10/1/16	2,000	2,244

Consumer Noncyclical (3.6%)
Altria Group Inc.	4.125%	9/11/15	500	537

Altria Group Inc.	4.750%	5/5/21	455	473
Amgen Inc.	2.300%	6/15/16	635	652
Amgen Inc.	4.500%	3/15/20	165	184
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	233
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,220
AstraZeneca plc	6.450%	9/15/37	615	823
Baxter International Inc.	5.900%	9/1/16	502	596
3 Cargill Inc.	4.307%	5/14/21	2,092	2,263
3 Cargill Inc.	6.875%	5/1/28	645	866
3 Cargill Inc.	6.125%	4/19/34	1,270	1,533
Coca-Cola Co.	5.350%	11/15/17	1,500	1,780
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	514
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,071
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	780
Colgate-Palmolive Co.	7.600%	5/19/25	480	690
Diageo Capital plc	5.200%	1/30/13	1,220	1,286
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	255
Express Scripts Inc.	6.250%	6/15/14	375	413
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,395
Hershey Co.	4.850%	8/15/15	380	427
Johnson & Johnson	2.150%	5/15/16	900	933
Johnson & Johnson	5.150%	7/15/18	500	605
Kellogg Co.	4.000%	12/15/20	1,400	1,507
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,076
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,127
Kraft Foods Inc.	5.375%	2/10/20	1,000	1,130
McKesson Corp.	3.250%	3/1/16	175	185
Medtronic Inc.	4.750%	9/15/15	1,000	1,123
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	700
PepsiCo Inc.	3.100%	1/15/15	1,200	1,274
PepsiCo Inc.	3.125%	11/1/20	1,300	1,333
Pfizer Inc.	6.200%	3/15/19	1,400	1,742
Philip Morris International Inc.	4.500%	3/26/20	250	277
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,109
1 Procter & Gamble - Esop	9.360%	1/1/21	1,566	2,100
3 Roche Holdings Inc.	6.000%	3/1/19	750	917
3 SABMiller plc	6.500%	7/1/16	1,500	1,788
Sanofi	4.000%	3/29/21	1,130	1,218
St. Jude Medical Inc.	2.500%	1/15/16	666	683
3 Tesco plc	5.500%	11/15/17	1,500	1,723
Thermo Fisher Scientific Inc.	2.050%	2/21/14	217	223
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	249
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	278
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	274
Unilever Capital Corp.	4.250%	2/10/21	3,205	3,651

Energy (0.7%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	590
BP Capital Markets plc	3.125%	10/1/15	400	413
BP Capital Markets plc	3.200%	3/11/16	900	938
BP Capital Markets plc	4.750%	3/10/19	645	713
BP Capital Markets plc	4.500%	10/1/20	400	432
ConocoPhillips	5.200%	5/15/18	1,500	1,720
EOG Resources Inc.	5.625%	6/1/19	425	506
3 Motiva Enterprises LLC	5.750%	1/15/20	125	145
Occidental Petroleum Corp.	4.100%	2/1/21	1,020	1,108
Shell International Finance BV	3.250%	9/22/15	1,100	1,173

Shell International Finance BV	4.375%	3/25/20	1,000	1,125
Suncor Energy Inc.	5.950%	12/1/34	500	537

Other Industrial (0.1%)
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	2,000	2,120

Technology (0.9%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,109
Dell Inc.	5.875%	6/15/19	910	1,051
Google Inc.	2.125%	5/19/16	685	705
Hewlett-Packard Co.	2.650%	6/1/16	500	500
Hewlett-Packard Co.	5.500%	3/1/18	865	964
Hewlett-Packard Co.	3.750%	12/1/20	1,000	969
Hewlett-Packard Co.	4.300%	6/1/21	1,500	1,514
International Business Machines Corp.	2.000%	1/5/16	825	840
International Business Machines Corp.	1.950%	7/22/16	430	434
International Business Machines Corp.	5.875%	11/29/32	2,000	2,538
Microsoft Corp.	4.000%	2/8/21	500	552
Oracle Corp.	6.125%	7/8/39	350	438

Transportation (0.7%)
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	890	901
3 ERAC USA Finance LLC	5.900%	11/15/15	500	568
3 ERAC USA Finance LLC	4.500%	8/16/21	125	126
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,193
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,258	1,460
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,898
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,670
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	474	496
United Parcel Service Inc.	4.875%	11/15/40	460	526
				142,799
Utilities (3.3%)
Electric (2.8%)
Alabama Power Co.	5.550%	2/1/17	585	676
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,106
Carolina Power & Light Co.	6.300%	4/1/38	365	495
Commonwealth Edison Co.	5.950%	8/15/16	770	895
Connecticut Light & Power Co.	5.650%	5/1/18	465	561
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	817
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,036
Dominion Resources Inc.	5.200%	8/15/19	750	870
Duke Energy Carolinas LLC	5.250%	1/15/18	275	325
Duke Energy Carolinas LLC	5.100%	4/15/18	590	687
Duke Energy Carolinas LLC	3.900%	6/15/21	1,290	1,394
3 EDP Finance BV	5.375%	11/2/12	1,220	1,172
3 Enel Finance International NV	6.800%	9/15/37	1,285	1,192
Florida Power & Light Co.	5.550%	11/1/17	200	239
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,243
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,139
Florida Power & Light Co.	5.950%	2/1/38	785	1,025
Florida Power Corp.	6.350%	9/15/37	200	267
Georgia Power Co.	5.400%	6/1/18	1,165	1,390
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,201

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,738
Northern States Power Co.	6.250%	6/1/36	2,000	2,693
NSTAR	4.500%	11/15/19	90	99
Pacific Gas & Electric Co.	4.250%	5/15/21	300	321
PacifiCorp	6.250%	10/15/37	2,000	2,555
Peco Energy Co.	5.350%	3/1/18	565	672
Potomac Electric Power Co.	6.500%	11/15/37	750	1,010
PPL Energy Supply LLC	6.200%	5/15/16	453	497
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,251
San Diego Gas & Electric Co.	6.000%	6/1/26	600	739
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,275
Southern California Edison Co.	6.000%	1/15/34	1,000	1,300
Southern California Edison Co.	5.550%	1/15/37	2,250	2,817
Wisconsin Electric Power Co.	4.500%	5/15/13	615	650
Wisconsin Electric Power Co.	5.700%	12/1/36	690	834

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	775	884
3 DCP Midstream LLC	6.450%	11/3/36	935	1,024
National Grid plc	6.300%	8/1/16	1,000	1,155
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,281

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,358
				42,883
Total Corporate Bonds (Cost $308,329)				332,447
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	656
3 CDP Financial Inc.	4.400%	11/25/19	1,000	1,092
3 EDF SA	4.600%	1/27/20	1,200	1,259
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,495
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	560
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	1,518	1,525
Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,670
Province of Ontario	1.375%	1/27/14	1,755	1,784
Province of Ontario	4.500%	2/3/15	2,000	2,223
Quebec	5.125%	11/14/16	1,000	1,175
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	438
Total Sovereign Bonds (Cost $13,413)				14,877
Taxable Municipal Bonds (2.1%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	515	656
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,292
California GO	5.700%	11/1/21	265	294
California GO	7.550%	4/1/39	85	105
California GO	7.300%	10/1/39	125	151
California GO	7.600%	11/1/40	660	825
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	263
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	597
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	225	272

Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	968
Illinois GO	5.365%	3/1/17	20	21
Illinois GO	5.665%	3/1/18	595	634
Illinois GO	5.877%	3/1/19	595	636
Illinois GO	5.100%	6/1/33	95	87
Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,218
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	355	418
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,586
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	675
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	2,000	2,250
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,242
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	460
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	202
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	583
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	500	682
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	1,985
[1,3] Ohana Military Communities LLC	5.558%	10/1/36	400	404
[1,3] Ohana Military Communities LLC	5.780%	10/1/36	545	573
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	655	815
Oregon GO	5.902%	8/1/38	490	619
Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,186
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	387
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	323
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	387
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	300	399
University of California Regents Medical
Center Revenue	6.583%	5/15/49	595	715
University of California Revenue	5.770%	5/15/43	1,010	1,170
Total Taxable Municipal Bonds (Cost $23,105)				27,080
			Shares
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[5,6] Vanguard Market Liquidity Fund	0.144%		414,000	414
			Face
			Amount
			($000)
Repurchase Agreement (1.1%)
Credit Suisse Securities (USA) LLC	0.050%	10/3/11	14,800	14,800
Total Temporary Cash Investments (Cost $15,214)				15,214

Total Investments (99.8%) (Cost $1,208,515)	1,315,312
Other Assets and Liabilities-Net (0.2%)[5,7]	2,614
Net Assets (100%)	1,317,926

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $395,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $57,942,000, representing 4.4% of net assets.
4 Adjustable-rate security.
5 Includes $414,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Cash of $117,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Vanguard Balanced Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2011	(23)	(2,992)	(30)
Ultra Long U.S. Treasury Bond	December 2011	(16)	(2,538)	(137)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Balanced Portfolio

D. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

The portfolio has no open swap contacts at September 30, 2011.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Balanced Portfolio

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	801,483	46,734	—
U.S. Government and Agency Obligations	—	64,294	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,183	—
Corporate Bonds	—	332,447	—
Sovereign Bonds	—	14,877	—
Taxable Municipal Bonds	—	27,080	—
Futures Contracts—Liabilities[1]	(34)	—	—
Temporary Cash Investments	414	14,800	—
Total	801,863	513,415	—
1 Represents variation margin on the last day of the reporting period.

F. At September 30, 2011, the cost of investment securities for tax purposes was $1,208,515,000. Net unrealized appreciation of investment securities for tax purposes was $106,797,000, consisting of unrealized gains of $174,995,000 on securities that had risen in value since their purchase and $68,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (9.8%)
* DIRECTV Class A	184,061	7,777
* Amazon.com Inc.	26,400	5,708
Whirlpool Corp.	77,900	3,888
TJX Cos. Inc.	42,850	2,377
Sony Corp. ADR	124,300	2,362
Target Corp.	48,100	2,359
* Bed Bath & Beyond Inc.	37,600	2,155
Walt Disney Co.	70,300	2,120
Carnival Corp.	54,900	1,663
Limited Brands Inc.	40,300	1,552
Mattel Inc.	55,600	1,439
Kohl's Corp.	10,000	491
		33,891
Consumer Staples (1.0%)
Costco Wholesale Corp.	39,750	3,264
Procter & Gamble Co.	5,700	360
		3,624
Energy (6.3%)
Noble Energy Inc.	85,100	6,025
EOG Resources Inc.	52,300	3,714
Schlumberger Ltd.	50,500	3,016
Hess Corp.	49,350	2,589
Petroleo Brasileiro SA ADR Type A	94,200	1,952
Peabody Energy Corp.	54,800	1,857
Cenovus Energy Inc.	27,300	838
Encana Corp.	33,200	638
National Oilwell Varco Inc.	12,300	630
* Southwestern Energy Co.	12,700	423
Petroleo Brasileiro SA ADR	8,400	189
		21,871
Financials (4.5%)
Marsh & McLennan Cos. Inc.	239,900	6,367
Charles Schwab Corp.	268,500	3,026
* Berkshire Hathaway Inc. Class B	28,950	2,057
Chubb Corp.	33,400	2,004
Discover Financial Services	53,600	1,230
Bank of New York Mellon Corp.	24,979	464
Progressive Corp.	24,300	431
		15,579
Health Care (26.2%)
Amgen Inc.	305,971	16,813
* Biogen Idec Inc.	168,600	15,705
Eli Lilly & Co.	357,700	13,224
Roche Holding AG	75,100	12,130
Novartis AG ADR	211,950	11,820
Medtronic Inc.	300,400	9,985
Johnson & Johnson	66,600	4,243
GlaxoSmithKline plc ADR	61,000	2,519

* Boston Scientific Corp.	424,802	2,511
* Life Technologies Corp.	47,009	1,806
		90,756
Industrials (14.5%)
FedEx Corp.	169,000	11,438
CH Robinson Worldwide Inc.	112,400	7,696
Honeywell International Inc.	110,300	4,843
Southwest Airlines Co.	473,050	3,803
Caterpillar Inc.	47,300	3,493
United Parcel Service Inc. Class B	48,550	3,066
Union Pacific Corp.	34,800	2,842
Boeing Co.	41,800	2,529
Deere & Co.	33,000	2,131
* Alaska Air Group Inc.	32,050	1,804
European Aeronautic Defence and Space Co. NV	57,400	1,614
^ Canadian Pacific Railway Ltd.	28,000	1,347
Donaldson Co. Inc.	20,200	1,107
Expeditors International of Washington Inc.	22,000	892
* AMR Corp.	212,400	629
PACCAR Inc.	13,700	463
Granite Construction Inc.	19,300	362
		50,059
Information Technology (30.0%)
* Google Inc. Class A	23,900	12,294
Texas Instruments Inc.	457,400	12,190
Oracle Corp.	375,100	10,780
Microsoft Corp.	419,200	10,434
* Intuit Inc.	180,200	8,549
* Adobe Systems Inc.	323,600	7,821
Qualcomm Inc.	135,600	6,594
Intel Corp.	169,900	3,624
* EMC Corp./Massachusetts	143,100	3,004
* Research In Motion Ltd.	143,000	2,903
* Symantec Corp.	166,800	2,719
* NVIDIA Corp.	212,450	2,656
Telefonaktiebolaget LM Ericsson ADR	273,400	2,611
Corning Inc.	209,450	2,589
Accenture plc Class A	46,950	2,473
Hewlett-Packard Co.	99,850	2,242
KLA-Tencor Corp.	39,900	1,527
Applied Materials Inc.	138,100	1,429
* Micron Technology Inc.	274,100	1,382
Plantronics Inc.	43,250	1,230
Motorola Solutions Inc.	23,935	1,003
Visa Inc. Class A	10,000	857
* Motorola Mobility Holdings Inc.	20,893	789
Activision Blizzard Inc.	50,000	595
ASML Holding NV	14,787	511
Cisco Systems Inc.	24,000	372
* eBay Inc.	11,000	324
* Rambus Inc.	20,600	288
		103,790
Materials (5.1%)
Potash Corp. of Saskatchewan Inc.	219,800	9,500
Monsanto Co.	90,500	5,434
Domtar Corp.	14,100	961
Praxair Inc.	8,500	795

Vulcan Materials Co.		16,000	441
Freeport-McMoRan Copper & Gold Inc.		13,188	401
			17,532
Telecommunication Services (0.1%)
* Sprint Nextel Corp.		140,750	428

Utilities (0.2%)
* AES Corp.		58,800	574
Total Common Stocks (Cost $356,088)			338,104
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
[1,2] Vanguard Market Liquidity Fund (Cost
$10,279)	0.144%	10,279,122	10,279

Total Investments (100.7%) (Cost $366,367)			348,383
Other Assets and Liabilities-Net (-0.7%)[2]			(2,253)
Net Assets (100%)			346,130

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,250,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,326,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard Capital Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	324,361	13,743	—
Temporary Cash Investments	10,279	—	—
Total	334,640	13,743	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $366,367,000. Net unrealized depreciation of investment securities for tax purposes was $17,984,000, consisting of unrealized gains of $35,151,000 on securities that had risen in value since their purchase and $53,135,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)
Consumer Discretionary (5.5%)
Carnival Corp.	343,200	10,399
Target Corp.	160,000	7,847
Service Corp. International	820,000	7,511
CBS Corp. Class B	305,900	6,234
Wyndham Worldwide Corp.	180,280	5,140
		37,131
Consumer Staples (12.6%)
Philip Morris International Inc.	438,300	27,341
Imperial Tobacco Group plc ADR	305,100	20,507
Diageo plc ADR	263,200	19,985
Altria Group Inc.	440,300	11,804
CVS Caremark Corp.	139,000	4,668
		84,305
Energy (11.8%)
ConocoPhillips	406,844	25,762
Spectra Energy Corp.	1,018,400	24,981
Occidental Petroleum Corp.	284,600	20,349
Marathon Oil Corp.	227,800	4,916
Marathon Petroleum Corp.	113,900	3,082
		79,090
Financials (19.8%)
American Express Co.	541,100	24,295
PNC Financial Services Group Inc.	379,972	18,311
Wells Fargo & Co.	749,100	18,068
JPMorgan Chase & Co.	555,950	16,745
Capital One Financial Corp.	324,000	12,840
SLM Corp.	732,100	9,115
Bank of America Corp.	1,466,146	8,973
XL Group plc Class A	472,800	8,889
State Street Corp.	241,700	7,773
Citigroup Inc.	292,430	7,492
		132,501
Health Care (14.0%)
Baxter International Inc.	432,900	24,303
Pfizer Inc.	1,172,614	20,732
Johnson & Johnson	323,900	20,636
Medtronic Inc.	440,000	14,625
WellPoint Inc.	211,400	13,800
		94,096
Industrials (12.8%)
Cooper Industries plc	423,000	19,509
Raytheon Co.	401,700	16,417
General Electric Co.	1,043,400	15,901
Honeywell International Inc.	287,000	12,602
ITT Corp.	287,000	12,054
Illinois Tool Works Inc.	231,000	9,610
		86,093

Information Technology (9.5%)
International Business Machines Corp.		147,500	25,817
Microsoft Corp.		761,700	18,959
Intel Corp.		670,200	14,295
Hewlett-Packard Co.		203,900	4,577
			63,648
Materials (0.4%)
EI du Pont de Nemours & Co.		70,200	2,806

Telecommunication Services (4.3%)
AT&T Inc.		398,327	11,360
Vodafone Group plc ADR		361,800	9,280
Verizon Communications Inc.		216,560	7,970
			28,610
Utilities (6.6%)
Dominion Resources Inc.		344,000	17,465
CenterPoint Energy Inc.		885,100	17,366
Entergy Corp.		139,000	9,214
			44,045
Total Common Stocks (Cost $748,170)			652,325
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
1 Vanguard Market Liquidity Fund (Cost
$15,629)	0.144%	15,628,672	15,629

Total Investments (99.7%) (Cost $763,799)			667,954
Other Assets and Liabilities-Net (0.3%)			2,265
Net Assets (100%)			670,219

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Diversified Value Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $763,799,000. Net unrealized depreciation of investment securities for tax purposes was $95,845,000, consisting of unrealized gains of $70,680,000 on securities that had risen in value since their purchase and $166,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.9%)[1]
Consumer Discretionary (6.9%)
McDonald's Corp.	107,346	9,427
Home Depot Inc.	277,400	9,118
Mattel Inc.	102,300	2,649
Lowe's Cos. Inc.	130,200	2,518
Nordstrom Inc.	51,700	2,362
Time Warner Cable Inc.	23,500	1,473
VF Corp.	10,900	1,325
Limited Brands Inc.	23,150	891
Brinker International Inc.	38,600	807
Bob Evans Farms Inc.	26,300	750
Foot Locker Inc.	25,200	506
Polaris Industries Inc.	8,600	430
Darden Restaurants Inc.	7,300	312
Comcast Corp.	12,700	263
Time Warner Inc.	6,400	192
		33,023
Consumer Staples (17.3%)
Philip Morris International Inc.	188,473	11,757
PepsiCo Inc.	136,700	8,462
Procter & Gamble Co.	131,100	8,283
Kraft Foods Inc.	226,952	7,621
General Mills Inc.	146,100	5,620
Unilever NV	170,700	5,375
Kimberly-Clark Corp.	74,060	5,259
Sysco Corp.	200,600	5,195
Altria Group Inc.	175,580	4,707
Wal-Mart Stores Inc.	83,900	4,354
Coca-Cola Co.	58,012	3,919
Colgate-Palmolive Co.	24,300	2,155
Imperial Tobacco Group plc	50,438	1,702
Reynolds American Inc.	38,500	1,443
Lorillard Inc.	12,400	1,373
Hershey Co.	21,400	1,268
Dr Pepper Snapple Group Inc.	30,700	1,191
ConAgra Foods Inc.	45,500	1,102
Hormel Foods Corp.	39,400	1,065
Herbalife Ltd.	7,700	413
Sara Lee Corp.	23,500	384
Vector Group Ltd.	10,290	177
		82,825
Energy (12.8%)
Exxon Mobil Corp.	310,000	22,515
Chevron Corp.	209,800	19,411
ConocoPhillips	132,520	8,391
Royal Dutch Shell plc Class B	196,982	6,129
Occidental Petroleum Corp.	63,700	4,555
Marathon Oil Corp.	15,400	332
		61,333

Exchange-Traded Fund (1.0%)
2 Vanguard Value ETF	104,300	4,907

Financials (8.7%)
Marsh & McLennan Cos. Inc.	297,900	7,906
Chubb Corp.	91,560	5,493
ACE Ltd.	69,700	4,224
M&T Bank Corp.	56,200	3,928
PNC Financial Services Group Inc.	69,700	3,359
BlackRock Inc.	20,300	3,005
Wells Fargo & Co.	120,500	2,906
JPMorgan Chase & Co.	85,400	2,572
Swiss Re AG	43,149	2,024
Erie Indemnity Co. Class A	14,000	997
RLI Corp.	14,500	922
Commerce Bancshares Inc.	24,200	841
Allied World Assurance Co. Holdings AG	14,600	784
American National Insurance Co.	10,000	693
Ameriprise Financial Inc.	15,700	618
1st Source Corp.	19,200	400
American Express Co.	6,800	305
WesBanco Inc.	11,893	206
Oritani Financial Corp.	12,927	166
		41,349
Health Care (12.1%)
Johnson & Johnson	256,186	16,322
Pfizer Inc.	818,428	14,470
Merck & Co. Inc.	418,374	13,685
AstraZeneca plc ADR	91,600	4,063
Bristol-Myers Squibb Co.	83,760	2,628
Eli Lilly & Co.	60,520	2,238
Baxter International Inc.	33,100	1,858
Abbott Laboratories	29,600	1,514
Computer Programs & Systems Inc.	5,400	357
Medtronic Inc.	8,100	269
Cardinal Health Inc.	5,000	209
National Healthcare Corp.	3,091	100
		57,713
Industrials (13.4%)
General Electric Co.	761,452	11,605
3M Co.	116,400	8,356
Tyco International Ltd.	159,100	6,483
Eaton Corp.	125,200	4,445
Illinois Tool Works Inc.	97,500	4,056
Stanley Black & Decker Inc.	81,800	4,016
Waste Management Inc.	107,500	3,500
Republic Services Inc. Class A	118,100	3,314
Lockheed Martin Corp.	41,800	3,036
Caterpillar Inc.	29,100	2,149
United Technologies Corp.	28,400	1,998
Norfolk Southern Corp.	24,800	1,513
Honeywell International Inc.	32,500	1,427
Northrop Grumman Corp.	23,568	1,229
Schneider Electric SA	21,632	1,158
General Dynamics Corp.	19,800	1,126
PACCAR Inc.	27,400	927
Pitney Bowes Inc.	47,900	901

Parker Hannifin Corp.	10,400	657
United Parcel Service Inc. Class B	10,100	638
Boeing Co.	9,100	551
CSX Corp.	29,400	549
L-3 Communications Holdings Inc.	3,100	192
Emerson Electric Co.	4,600	190
		64,016
Information Technology (8.3%)
Microsoft Corp.	542,300	13,498
Intel Corp.	480,900	10,258
Analog Devices Inc.	176,300	5,509
Maxim Integrated Products Inc.	155,000	3,616
Xilinx Inc.	104,400	2,865
Accenture plc Class A	36,200	1,907
Applied Materials Inc.	111,100	1,150
KLA-Tencor Corp.	16,300	624
		39,427
Materials (3.1%)
EI du Pont de Nemours & Co.	97,391	3,893
Sherwin-Williams Co.	50,900	3,783
Nucor Corp.	97,300	3,079
Packaging Corp. of America	77,000	1,794
PPG Industries Inc.	15,300	1,081
Eastman Chemical Co.	13,230	907
Cabot Corp.	9,543	236
Innophos Holdings Inc.	4,900	195
		14,968
Telecommunication Services (4.7%)
AT&T Inc.	534,760	15,251
Verizon Communications Inc.	112,202	4,129
Vodafone Group plc ADR	113,400	2,909
		22,289
Utilities (7.6%)
American Electric Power Co. Inc.	103,700	3,943
Northeast Utilities	116,700	3,927
Xcel Energy Inc.	141,100	3,484
UGI Corp.	131,100	3,444
NextEra Energy Inc.	48,740	2,633
PG&E Corp.	56,300	2,382
Dominion Resources Inc.	42,650	2,165
Duke Energy Corp.	85,500	1,709
Consolidated Edison Inc.	25,700	1,465
Entergy Corp.	18,900	1,253
DTE Energy Co.	22,100	1,083
CMS Energy Corp.	53,600	1,061
Alliant Energy Corp.	25,800	998
Pepco Holdings Inc.	51,100	967
Portland General Electric Co.	39,500	936
TECO Energy Inc.	54,300	930
Unisource Energy Corp.	25,566	923
Southwest Gas Corp.	24,839	898
PPL Corp.	30,200	862
Cleco Corp.	15,700	536
CenterPoint Energy Inc.	26,600	522

Southern Co.			4,900	207
				36,328
Total Common Stocks (Cost $463,706)				458,178
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (3.2%)
3 Vanguard Market Liquidity Fund	0.144%		15,127,938	15,128

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.9%)
UBS Securities LLC (Dated 9/30/11,
Repurchase Value $4,600,000,
collateralized by Federal National Mortgage
Assn., 5.000%, 9/1/40)	0.080%	10/3/11	4,600	4,600

U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.045%	10/5/11	50	50
[4,5] Fannie Mae Discount Notes	0.080%	12/19/11	170	170
[4,5] Federal Home Loan Bank Discount Notes	0.040%	11/25/11	100	100
[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	1,000	999
				1,319
Total Temporary Cash Investments (Cost $21,047)				21,047
Total Investments (100.3%) (Cost $484,753)				479,225
Other Assets and Liabilities-Net (-0.3%)				(1,302)
Net Assets (100%)				477,923

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.4% and 0.9%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $1,319,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its

Vanguard Equity Income Portfolio

net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	447,165	11,013	—
Temporary Cash Investments	15,128	5,919	—
Futures Contracts—Liabilities[1]	(448)	—	—
Total	461,845	16,932	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Equity Income Portfolio

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	48	13,512	(582)
E-mini 500 Index	December 2011	56	3,153	(91)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2011, the cost of investment securities for tax purposes was $484,753,000. Net unrealized depreciation of investment securities for tax purposes was $5,528,000, consisting of unrealized gains of $33,574,000 on securities that had risen in value since their purchase and $39,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.6%)
	McDonald's Corp.	202,944	17,823
*	Amazon.com Inc.	71,435	15,446
	Walt Disney Co.	365,063	11,010
	Comcast Corp. Class A	514,221	10,747
	Home Depot Inc.	307,685	10,114
*	Ford Motor Co.	747,478	7,228
	News Corp. Class A	449,492	6,954
	Target Corp.	132,925	6,519
	NIKE Inc. Class B	74,780	6,394
	Time Warner Inc.	205,750	6,166
*	DIRECTV Class A	145,323	6,140
	Starbucks Corp.	146,922	5,479
	Lowe's Cos. Inc.	248,222	4,801
	Yum! Brands Inc.	91,259	4,507
*	priceline.com Inc.	9,781	4,396
	Viacom Inc. Class B	113,147	4,383
	TJX Cos. Inc.	75,023	4,162
	Time Warner Cable Inc.	63,907	4,005
	Johnson Controls Inc.	133,653	3,524
	Coach Inc.	56,975	2,953
*	Bed Bath & Beyond Inc.	48,108	2,757
	Carnival Corp.	90,925	2,755
	Kohl's Corp.	55,271	2,714
	CBS Corp. Class B	131,738	2,685
	McGraw-Hill Cos. Inc.	59,345	2,433
	Macy's Inc.	84,123	2,214
	VF Corp.	17,025	2,069
*	Discovery Communications Inc. Class A	53,932	2,029
	Omnicom Group Inc.	55,029	2,027
	Limited Brands Inc.	48,827	1,880
	Staples Inc.	139,651	1,857
*	Chipotle Mexican Grill Inc. Class A	6,129	1,857
*	AutoZone Inc.	5,723	1,827
	Wynn Resorts Ltd.	15,722	1,809
	Ross Stores Inc.	22,745	1,790
*	O'Reilly Automotive Inc.	26,734	1,781
	Mattel Inc.	67,458	1,746
	Fortune Brands Inc.	30,365	1,642
	Ralph Lauren Corp. Class A	12,632	1,638
	Harley-Davidson Inc.	46,536	1,598
	Genuine Parts Co.	30,832	1,566
	Tiffany & Co.	25,007	1,521
	Marriott International Inc. Class A	55,504	1,512
	Nordstrom Inc.	32,246	1,473
	Starwood Hotels & Resorts Worldwide Inc.	37,847	1,469
	Best Buy Co. Inc.	59,812	1,394
	Family Dollar Stores Inc.	23,686	1,205
*	Netflix Inc.	10,293	1,165
	Darden Restaurants Inc.	26,449	1,131

	Gap Inc.	68,509	1,113
*	CarMax Inc.	44,587	1,063
	Abercrombie & Fitch Co.	17,039	1,049
	Expedia Inc.	38,334	987
*	Apollo Group Inc. Class A	24,099	955
	Wyndham Worldwide Corp.	32,276	920
	International Game Technology	59,243	861
	H&R Block Inc.	60,218	802
	Hasbro Inc.	23,890	779
	JC Penney Co. Inc.	28,167	754
	Whirlpool Corp.	15,025	750
	Scripps Networks Interactive Inc. Class A	19,585	728
	Cablevision Systems Corp. Class A	44,223	696
	Newell Rubbermaid Inc.	57,535	683
	Interpublic Group of Cos. Inc.	94,167	678
*	GameStop Corp. Class A	27,323	631
	Leggett & Platt Inc.	27,844	551
	Comcast Corp.	26,563	550
*	Urban Outfitters Inc.	23,309	520
	DR Horton Inc.	55,327	500
*	Goodyear Tire & Rubber Co.	48,384	488
	Gannett Co. Inc.	47,412	452
*	Big Lots Inc.	12,934	451
	DeVry Inc.	12,078	446
*,^ Sears Holdings Corp.		7,571	435
	Lennar Corp. Class A	31,685	429
	Harman International Industries Inc.	13,752	393
	Washington Post Co. Class B	978	320
*	AutoNation Inc.	9,741	319
*	Pulte Group Inc.	66,485	263
			215,861
Consumer Staples (11.6%)
	Procter & Gamble Co.	540,506	34,149
	Coca-Cola Co.	451,602	30,510
	Philip Morris International Inc.	345,528	21,554
	PepsiCo Inc.	311,317	19,271
	Wal-Mart Stores Inc.	345,717	17,943
	Kraft Foods Inc.	347,343	11,664
	Altria Group Inc.	407,434	10,923
	CVS Caremark Corp.	264,476	8,881
	Colgate-Palmolive Co.	95,687	8,486
	Costco Wholesale Corp.	86,186	7,078
	Walgreen Co.	178,288	5,864
	Kimberly-Clark Corp.	77,119	5,476
	General Mills Inc.	127,328	4,898
	Archer-Daniels-Midland Co.	132,850	3,296
	HJ Heinz Co.	63,132	3,187
	Sysco Corp.	116,736	3,023
	Lorillard Inc.	27,221	3,013
	Mead Johnson Nutrition Co.	40,081	2,759
	Kellogg Co.	49,118	2,613
	Kroger Co.	118,947	2,612
	Reynolds American Inc.	66,524	2,493
	Whole Foods Market Inc.	30,977	2,023
	Estee Lauder Cos. Inc. Class A	22,241	1,954
	ConAgra Foods Inc.	80,599	1,952
	Sara Lee Corp.	115,301	1,885

Hershey Co.	30,197	1,789
Clorox Co.	25,887	1,717
Avon Products Inc.	84,971	1,665
Dr Pepper Snapple Group Inc.	42,718	1,657
JM Smucker Co.	22,402	1,633
Coca-Cola Enterprises Inc.	62,865	1,564
Brown-Forman Corp. Class B	19,826	1,391
Molson Coors Brewing Co. Class B	31,360	1,242
McCormick & Co. Inc.	26,165	1,208
Safeway Inc.	68,892	1,146
Campbell Soup Co.	35,330	1,144
Tyson Foods Inc. Class A	58,332	1,013
Hormel Foods Corp.	27,360	739
* Constellation Brands Inc. Class A	35,303	635
* Dean Foods Co.	36,225	321
SUPERVALU Inc.	41,797	278
		236,649
Energy (11.6%)
Exxon Mobil Corp.	956,397	69,463
Chevron Corp.	393,949	36,448
ConocoPhillips	270,002	17,096
Schlumberger Ltd.	265,360	15,850
Occidental Petroleum Corp.	159,880	11,431
Anadarko Petroleum Corp.	97,966	6,177
Apache Corp.	75,596	6,066
Halliburton Co.	181,112	5,527
Devon Energy Corp.	82,023	4,547
National Oilwell Varco Inc.	83,443	4,274
Baker Hughes Inc.	85,899	3,965
EOG Resources Inc.	52,841	3,752
Chesapeake Energy Corp.	129,543	3,310
Spectra Energy Corp.	128,068	3,141
Hess Corp.	59,586	3,126
Marathon Oil Corp.	140,318	3,028
Williams Cos. Inc.	115,866	2,820
El Paso Corp.	151,487	2,648
Noble Energy Inc.	34,743	2,460
* Southwestern Energy Co.	68,496	2,283
* Cameron International Corp.	48,357	2,009
Valero Energy Corp.	112,363	1,998
Marathon Petroleum Corp.	70,209	1,900
Range Resources Corp.	31,681	1,852
Peabody Energy Corp.	53,385	1,809
* FMC Technologies Inc.	47,310	1,779
Murphy Oil Corp.	38,151	1,685
EQT Corp.	29,471	1,573
Consol Energy Inc.	44,706	1,517
Pioneer Natural Resources Co.	23,014	1,514
Noble Corp.	49,710	1,459
Cabot Oil & Gas Corp.	20,563	1,273
* Newfield Exploration Co.	26,138	1,037
QEP Resources Inc.	34,900	945
* Denbury Resources Inc.	78,338	901
Helmerich & Payne Inc.	21,128	858
* Alpha Natural Resources Inc.	44,767	792
* Rowan Cos. Inc.	25,158	759
Diamond Offshore Drilling Inc.	13,676	749

* Nabors Industries Ltd.	56,831	697
Sunoco Inc.	21,214	658
* Tesoro Corp.	28,463	554
		235,730
Financials (13.6%)
Wells Fargo & Co.	1,038,604	25,051
JPMorgan Chase & Co.	766,962	23,101
* Berkshire Hathaway Inc. Class B	314,358	22,332
Citigroup Inc.	573,916	14,704
Bank of America Corp.	1,993,553	12,201
Goldman Sachs Group Inc.	99,570	9,414
American Express Co.	204,218	9,169
US Bancorp	377,817	8,894
Simon Property Group Inc.	57,725	6,349
MetLife Inc.	208,239	5,833
PNC Financial Services Group Inc.	103,510	4,988
Bank of New York Mellon Corp.	242,409	4,506
Prudential Financial Inc.	95,679	4,483
ACE Ltd.	66,500	4,030
Travelers Cos. Inc.	82,305	4,011
Morgan Stanley	291,938	3,941
Capital One Financial Corp.	90,399	3,582
Chubb Corp.	56,180	3,370
CME Group Inc.	13,147	3,239
Aflac Inc.	92,078	3,218
State Street Corp.	99,102	3,187
Public Storage	27,899	3,107
Equity Residential	58,104	3,014
BB&T Corp.	137,230	2,927
BlackRock Inc.	19,683	2,913
Marsh & McLennan Cos. Inc.	106,792	2,834
HCP Inc.	79,945	2,803
Ventas Inc.	56,711	2,801
Franklin Resources Inc.	28,582	2,734
Vornado Realty Trust	36,301	2,709
Aon Corp.	64,400	2,703
Boston Properties Inc.	28,687	2,556
Discover Financial Services	107,457	2,465
T Rowe Price Group Inc.	50,553	2,415
Allstate Corp.	101,905	2,414
Charles Schwab Corp.	212,009	2,389
* Berkshire Hathaway Inc. Class A	21	2,243
Progressive Corp.	125,579	2,230
ProLogis Inc.	89,442	2,169
Loews Corp.	61,241	2,116
AvalonBay Communities Inc.	18,427	2,102
SunTrust Banks Inc.	105,852	1,900
American International Group Inc.	86,008	1,888
Fifth Third Bancorp	181,449	1,833
Ameriprise Financial Inc.	46,427	1,827
M&T Bank Corp.	24,708	1,727
* IntercontinentalExchange Inc.	14,489	1,713
Northern Trust Corp.	47,361	1,657
Weyerhaeuser Co.	106,176	1,651
Health Care REIT Inc.	34,831	1,630
Host Hotels & Resorts Inc.	138,818	1,519
Hartford Financial Services Group Inc.	87,785	1,417

Principal Financial Group Inc.	61,785	1,401
Invesco Ltd.	88,882	1,379
SLM Corp.	101,435	1,263
Unum Group	59,723	1,252
XL Group plc Class A	64,843	1,219
Kimco Realty Corp.	80,150	1,205
NYSE Euronext	51,601	1,199
Moody's Corp.	39,154	1,192
KeyCorp	187,437	1,111
Plum Creek Timber Co. Inc.	31,969	1,110
Lincoln National Corp.	60,650	948
Comerica Inc.	39,728	913
Leucadia National Corp.	39,181	889
* CB Richard Ellis Group Inc. Class A	64,344	866
People's United Financial Inc.	74,226	846
Cincinnati Financial Corp.	32,129	846
Regions Financial Corp.	247,708	825
Huntington Bancshares Inc.	170,745	820
Torchmark Corp.	20,656	720
Legg Mason Inc.	25,824	664
Assurant Inc.	18,501	662
Hudson City Bancorp Inc.	104,204	590
* NASDAQ OMX Group Inc.	25,117	581
* Genworth Financial Inc. Class A	96,889	556
Apartment Investment & Management Co.	23,613	522
Zions Bancorporation	36,435	513
* E*Trade Financial Corp.	49,671	452
Federated Investors Inc. Class B	18,297	321
First Horizon National Corp.	51,952	310
Janus Capital Group Inc.	36,833	221
		275,405
Health Care (12.1%)
Johnson & Johnson	538,980	34,338
Pfizer Inc.	1,534,764	27,135
Merck & Co. Inc.	606,010	19,823
Abbott Laboratories	306,198	15,659
Bristol-Myers Squibb Co.	335,524	10,529
Amgen Inc.	181,912	9,996
UnitedHealth Group Inc.	211,648	9,761
Eli Lilly & Co.	200,400	7,409
Medtronic Inc.	207,920	6,911
Baxter International Inc.	111,907	6,282
* Gilead Sciences Inc.	151,893	5,893
* Celgene Corp.	90,254	5,589
Allergan Inc.	60,539	4,987
WellPoint Inc.	70,972	4,633
* Biogen Idec Inc.	47,756	4,449
Covidien plc	97,100	4,282
* Thermo Fisher Scientific Inc.	75,039	3,800
* Express Scripts Inc.	96,126	3,563
* Medco Health Solutions Inc.	75,793	3,554
McKesson Corp.	48,444	3,522
Becton Dickinson and Co.	42,753	3,135
Stryker Corp.	64,902	3,059
Cardinal Health Inc.	67,769	2,838
* Intuitive Surgical Inc.	7,694	2,803
Aetna Inc.	73,336	2,666

Humana Inc.	32,828	2,388
St. Jude Medical Inc.	64,779	2,344
CIGNA Corp.	53,146	2,229
* Agilent Technologies Inc.	68,245	2,133
* Zimmer Holdings Inc.	37,422	2,002
AmerisourceBergen Corp. Class A	53,120	1,980
* Cerner Corp.	28,488	1,952
* Boston Scientific Corp.	301,662	1,783
* Watson Pharmaceuticals Inc.	24,661	1,683
* Forest Laboratories Inc.	53,968	1,662
* Edwards Lifesciences Corp.	22,575	1,609
* Laboratory Corp. of America Holdings	19,739	1,560
Quest Diagnostics Inc.	30,980	1,529
CR Bard Inc.	16,864	1,476
* Mylan Inc.	83,779	1,424
* Waters Corp.	18,007	1,359
* Life Technologies Corp.	35,154	1,351
* Cephalon Inc.	15,101	1,219
* Varian Medical Systems Inc.	23,172	1,209
* Hospira Inc.	32,517	1,203
* DaVita Inc.	18,402	1,153
* CareFusion Corp.	44,175	1,058
DENTSPLY International Inc.	27,804	853
* Coventry Health Care Inc.	29,271	843
Patterson Cos. Inc.	18,360	526
PerkinElmer Inc.	22,236	427
* Tenet Healthcare Corp.	93,254	385
		245,956
Industrials (10.2%)
General Electric Co.	2,085,217	31,779
United Technologies Corp.	178,719	12,575
United Parcel Service Inc. Class B	192,936	12,184
3M Co.	139,498	10,015
Caterpillar Inc.	127,014	9,379
Boeing Co.	145,897	8,828
Union Pacific Corp.	95,997	7,840
Honeywell International Inc.	153,869	6,756
Emerson Electric Co.	146,451	6,050
Deere & Co.	81,505	5,263
Danaher Corp.	112,070	4,700
Precision Castparts Corp.	28,312	4,401
FedEx Corp.	62,262	4,214
Norfolk Southern Corp.	68,461	4,178
General Dynamics Corp.	71,232	4,052
Illinois Tool Works Inc.	96,706	4,023
CSX Corp.	215,397	4,021
Lockheed Martin Corp.	54,046	3,926
Tyco International Ltd.	91,299	3,720
Cummins Inc.	38,284	3,126
Waste Management Inc.	92,849	3,023
Goodrich Corp.	24,562	2,964
Northrop Grumman Corp.	54,680	2,852
Raytheon Co.	69,631	2,846
PACCAR Inc.	71,944	2,433
Eaton Corp.	67,232	2,387
CH Robinson Worldwide Inc.	32,182	2,204
Fastenal Co.	58,082	1,933

Parker Hannifin Corp.	30,426	1,921
Ingersoll-Rand plc	65,300	1,834
WW Grainger Inc.	11,953	1,787
Republic Services Inc. Class A	62,902	1,765
Dover Corp.	36,568	1,704
Expeditors International of Washington Inc.	41,858	1,697
Stanley Black & Decker Inc.	33,127	1,627
Rockwell Collins Inc.	30,261	1,597
Fluor Corp.	34,176	1,591
Rockwell Automation Inc.	28,156	1,577
ITT Corp.	36,249	1,522
* Stericycle Inc.	16,912	1,365
Roper Industries Inc.	18,957	1,306
Joy Global Inc.	20,745	1,294
L-3 Communications Holdings Inc.	20,681	1,282
Southwest Airlines Co.	156,189	1,256
Iron Mountain Inc.	39,508	1,249
Pall Corp.	22,912	971
Textron Inc.	54,590	963
Flowserve Corp.	11,048	818
* Jacobs Engineering Group Inc.	25,072	810
* Quanta Services Inc.	41,794	785
Pitney Bowes Inc.	39,758	747
Equifax Inc.	24,220	745
Cintas Corp.	22,150	623
Robert Half International Inc.	28,439	604
Dun & Bradstreet Corp.	9,767	598
RR Donnelley & Sons Co.	37,159	525
Avery Dennison Corp.	20,908	524
Snap-on Inc.	11,436	508
Masco Corp.	70,655	503
Ryder System Inc.	10,103	379
		208,149
Information Technology (19.4%)
* Apple Inc.	182,373	69,517
International Business Machines Corp.	234,930	41,120
Microsoft Corp.	1,466,803	36,509
* Google Inc. Class A	49,540	25,482
Oracle Corp.	777,207	22,337
Intel Corp.	1,032,940	22,033
Cisco Systems Inc.	1,081,961	16,760
QUALCOMM Inc.	330,417	16,068
Hewlett-Packard Co.	407,942	9,158
Visa Inc. Class A	100,666	8,629
* EMC Corp.	406,206	8,526
Accenture plc Class A	126,755	6,677
Mastercard Inc. Class A	20,998	6,660
* eBay Inc.	225,609	6,653
Texas Instruments Inc.	227,204	6,055
Automatic Data Processing Inc.	96,447	4,547
* Dell Inc.	305,373	4,321
Corning Inc.	309,300	3,823
* Cognizant Technology Solutions Corp. Class A	59,693	3,743
* Yahoo! Inc.	248,307	3,268
Broadcom Corp. Class A	94,789	3,155
* Salesforce.com Inc.	26,662	3,047
* Intuit Inc.	59,806	2,837

Applied Materials Inc.	259,759	2,688
Motorola Solutions Inc.	59,353	2,487
* NetApp Inc.	72,573	2,463
* Symantec Corp.	147,580	2,406
* Adobe Systems Inc.	97,100	2,347
* Citrix Systems Inc.	37,071	2,021
Altera Corp.	63,400	1,999
* Motorola Mobility Holdings Inc.	51,421	1,943
Xerox Corp.	276,517	1,927
* SanDisk Corp.	46,955	1,895
Western Union Co.	123,599	1,890
Analog Devices Inc.	59,024	1,844
* Juniper Networks Inc.	104,971	1,812
* Teradata Corp.	33,022	1,768
Paychex Inc.	63,420	1,672
* Red Hat Inc.	37,968	1,605
* NVIDIA Corp.	118,447	1,481
CA Inc.	74,447	1,445
Xilinx Inc.	52,390	1,438
* Fiserv Inc.	27,865	1,415
Amphenol Corp. Class A	33,550	1,368
* Electronic Arts Inc.	65,460	1,339
* BMC Software Inc.	34,447	1,328
KLA-Tencor Corp.	32,793	1,255
* Autodesk Inc.	44,971	1,249
Linear Technology Corp.	45,018	1,245
Fidelity National Information Services Inc.	48,995	1,192
* Western Digital Corp.	45,795	1,178
Microchip Technology Inc.	37,507	1,167
* F5 Networks Inc.	15,806	1,123
* Micron Technology Inc.	198,540	1,001
VeriSign Inc.	32,764	937
Computer Sciences Corp.	30,614	822
Harris Corp.	23,659	808
FLIR Systems Inc.	31,463	788
* First Solar Inc.	11,605	734
* Akamai Technologies Inc.	36,252	721
* SAIC Inc.	54,255	641
Jabil Circuit Inc.	35,761	636
* LSI Corp.	113,027	585
* Advanced Micro Devices Inc.	113,842	578
Molex Inc.	26,829	546
Total System Services Inc.	31,908	540
* JDS Uniphase Corp.	44,895	448
* Lexmark International Inc. Class A	15,656	423
* Teradyne Inc.	36,597	403
* Novellus Systems Inc.	13,669	373
* Compuware Corp.	43,094	330
Tellabs Inc.	72,458	311
* MEMC Electronic Materials Inc.	46,018	241
* Monster Worldwide Inc.	25,401	182
		393,963
Materials (3.3%)
EI du Pont de Nemours & Co.	183,440	7,332
Monsanto Co.	105,294	6,322
Newmont Mining Corp.	97,281	6,119
Freeport-McMoRan Copper & Gold Inc.	186,658	5,684

Praxair Inc.	59,348	5,548
Dow Chemical Co.	232,602	5,224
Air Products & Chemicals Inc.	41,735	3,187
Mosaic Co.	54,543	2,671
Ecolab Inc.	45,589	2,229
PPG Industries Inc.	30,984	2,189
Alcoa Inc.	209,979	2,010
International Paper Co.	86,120	2,002
Nucor Corp.	62,260	1,970
CF Industries Holdings Inc.	14,110	1,741
Sigma-Aldrich Corp.	24,029	1,485
Cliffs Natural Resources Inc.	28,536	1,460
Sherwin-Williams Co.	17,360	1,290
Ball Corp.	32,172	998
FMC Corp.	14,147	978
Eastman Chemical Co.	13,753	943
International Flavors & Fragrances Inc.	15,842	891
Airgas Inc.	13,379	854
MeadWestvaco Corp.	33,578	825
Allegheny Technologies Inc.	20,973	776
Vulcan Materials Co.	25,477	702
United States Steel Corp.	28,370	625
Bemis Co. Inc.	20,341	596
Sealed Air Corp.	31,516	526
* Owens-Illinois Inc.	32,369	489
Titanium Metals Corp.	16,440	246
AK Steel Holding Corp.	22,080	144
		68,056
Telecommunication Services (3.3%)
AT&T Inc.	1,165,699	33,246
Verizon Communications Inc.	556,750	20,488
* American Tower Corp. Class A	77,811	4,186
CenturyLink Inc.	121,109	4,011
* Sprint Nextel Corp.	589,888	1,793
Frontier Communications Corp.	196,202	1,199
Windstream Corp.	100,527	1,172
* MetroPCS Communications Inc.	58,032	506
		66,601
Utilities (4.0%)
Southern Co.	168,877	7,155
Dominion Resources Inc.	112,096	5,691
Exelon Corp.	130,477	5,560
Duke Energy Corp.	262,317	5,244
NextEra Energy Inc.	83,036	4,486
FirstEnergy Corp.	82,216	3,692
American Electric Power Co. Inc.	94,984	3,611
PG&E Corp.	79,146	3,349
Public Service Enterprise Group Inc.	99,687	3,327
Consolidated Edison Inc.	57,688	3,289
PPL Corp.	113,690	3,245
Progress Energy Inc.	57,953	2,997
Edison International	64,213	2,456
Sempra Energy	47,218	2,432
Xcel Energy Inc.	95,361	2,354
Entergy Corp.	34,793	2,306
CenterPoint Energy Inc.	84,017	1,648
DTE Energy Co.	33,348	1,635

Constellation Energy Group Inc.	39,529	1,505
Wisconsin Energy Corp.	46,026	1,440
Ameren Corp.	47,511	1,414
Oneok Inc.	20,406	1,348
*	AES Corp.	129,511	1,264
NiSource Inc.	55,172	1,180
Northeast Utilities	34,956	1,176
*	NRG Energy Inc.	47,402	1,005
CMS Energy Corp.	49,860	987
Pinnacle West Capital Corp.	21,457	921
SCANA Corp.	22,551	912
Pepco Holdings Inc.	44,476	842
Integrys Energy Group Inc.	15,322	745
TECO Energy Inc.	42,449	727
Nicor Inc.	9,038	497
80,440
Total Common Stocks (Cost $2,319,544)	2,026,810
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.144%	7,374,000	7,374

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.025%	12/28/11	350	350
Total Temporary Cash Investments (Cost $7,725)	7,724
Total Investments (100.1%) (Cost $2,327,269)	2,034,534
Other Assets and Liabilities-Net (-0.1%)[3]	(2,101)
Net Assets (100%)	2,032,433

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $403,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $413,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
REIT—Real Estate Investment Trust.

Vanguard Equity Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,026,810	—	—
Temporary Cash Investments	7,374	350	—
Futures Contracts—Liabilities[1]	(126)	—	—
Total	2,034,058	350	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Equity Index Portfolio

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	10	563	(5)
S&P 500 Index	December 2011	16	4504	(179)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $2,327,269,000. Net unrealized depreciation of investment securities for tax purposes was $292,735,000, consisting of unrealized gains of $261,360,000 on securities that had risen in value since their purchase and $554,095,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio Schedule of Investments As of September 30, 2011
		Market
		Value
	Shares	($000)
Common Stocks (95.0%)[1]
Consumer Discretionary (16.7%)
* priceline.com Inc.	12,560	5,645
NIKE Inc. Class B	53,110	4,541
Harley-Davidson Inc.	83,440	2,864
Johnson Controls Inc.	105,810	2,790
Starbucks Corp.	72,660	2,709
* Apollo Group Inc. Class A	65,800	2,606
Staples Inc.	144,100	1,916
Lowe's Cos. Inc.	89,900	1,739
Marriott International Inc. Class A	63,720	1,736
* Ctrip.com International Ltd. ADR	49,700	1,598
News Corp. Class A	87,850	1,359
Coach Inc.	21,330	1,106
Abercrombie & Fitch Co.	17,880	1,101
* Discovery Communications Inc. Class A	28,060	1,056
Walt Disney Co.	28,400	857
* Fossil Inc.	9,710	787
* Las Vegas Sands Corp.	19,370	743
Scripps Networks Interactive Inc. Class A	19,952	742
* MGM Resorts International	72,740	676
* Amazon.com Inc.	3,090	668
* Sirius XM Radio Inc.	327,230	494
Ralph Lauren Corp. Class A	3,700	480
* Netflix Inc.	1,485	168
* Lululemon Athletica Inc.	1,300	63
		38,444
Consumer Staples (4.4%)
* Green Mountain Coffee Roasters Inc.	37,010	3,440
Walgreen Co.	68,300	2,247
Mead Johnson Nutrition Co.	30,800	2,120
Colgate-Palmolive Co.	17,910	1,588
Whole Foods Market Inc.	11,060	722
		10,117
Energy (6.7%)
EOG Resources Inc.	55,350	3,930
Schlumberger Ltd.	64,520	3,854
National Oilwell Varco Inc.	41,940	2,148
Occidental Petroleum Corp.	21,980	1,572
Suncor Energy Inc.	46,520	1,183
Anadarko Petroleum Corp.	17,600	1,110
Ensco plc ADR	20,550	831
Consol Energy Inc.	20,380	691
		15,319
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	476

Financials (5.6%)
CME Group Inc.	16,985	4,185
* IntercontinentalExchange Inc.	26,200	3,098
American Express Co.	57,470	2,580
BlackRock Inc.	8,190	1,212
* Affiliated Managers Group Inc.	12,370	966
Ameriprise Financial Inc.	23,650	931
		12,972
Health Care (9.3%)
Allergan Inc.	66,040	5,440
* Agilent Technologies Inc.	76,690	2,397
Cardinal Health Inc.	53,210	2,228
Novo Nordisk A/S ADR	20,600	2,050
Perrigo Co.	20,500	1,991
Covidien plc	41,720	1,840
* Gilead Sciences Inc.	41,980	1,629
* DaVita Inc.	24,930	1,562
* Edwards Lifesciences Corp.	12,260	874
* Medco Health Solutions Inc.	14,300	671
* Hologic Inc.	41,940	638
		21,320
Industrials (9.4%)
Expeditors International of Washington Inc.	47,400	1,922
Precision Castparts Corp.	11,800	1,834
Caterpillar Inc.	24,560	1,814
Goodrich Corp.	14,770	1,782
United Parcel Service Inc. Class B	24,520	1,548

CH Robinson Worldwide Inc.	22,520	1,542
WW Grainger Inc.	9,880	1,477
* Stericycle Inc.	16,560	1,337
Cummins Inc.	14,130	1,154
* Jacobs Engineering Group Inc.	33,520	1,082
Rockwell Automation Inc.	18,630	1,043
PACCAR Inc.	27,160	919
Joy Global Inc.	12,500	780
Boeing Co.	12,310	745
AMETEK Inc.	20,920	690
Illinois Tool Works Inc.	16,180	673
Eaton Corp.	18,100	643
JB Hunt Transport Services Inc.	15,230	550
		21,535
Information Technology (37.6%)
* Apple Inc.	43,890	16,730
QUALCOMM Inc.	172,205	8,374
* Google Inc. Class A	13,035	6,705
* eBay Inc.	177,180	5,225
Visa Inc. Class A	51,100	4,380
Mastercard Inc. Class A	13,700	4,345
VeriSign Inc.	114,325	3,271
* Intuit Inc.	64,600	3,065
* Citrix Systems Inc.	54,400	2,966
Oracle Corp.	91,550	2,631
Altera Corp.	81,510	2,570
* Teradata Corp.	46,000	2,462
Broadcom Corp. Class A	69,380	2,310
Accenture plc Class A	43,390	2,286
* Adobe Systems Inc.	90,000	2,175
* EMC Corp.	92,050	1,932
TE Connectivity Ltd.	59,620	1,678
* Juniper Networks Inc.	90,890	1,569
* Alliance Data Systems Corp.	13,480	1,250
* NetApp Inc.	33,210	1,127
* Polycom Inc.	59,000	1,084
Analog Devices Inc.	34,530	1,079
* Trimble Navigation Ltd.	30,800	1,033
* BMC Software Inc.	26,500	1,022
* Acme Packet Inc.	19,980	851
* Cognizant Technology Solutions Corp. Class A	12,850	806
Texas Instruments Inc.	28,150	750
* Rovi Corp.	15,020	646
* F5 Networks Inc.	8,635	613
* Skyworks Solutions Inc.	29,420	528
* TIBCO Software Inc.	22,300	499
* VMware Inc. Class A	4,860	391
* Salesforce.com Inc.	3,020	345
		86,698
Materials (3.6%)
Syngenta AG ADR	63,970	3,318
Praxair Inc.	23,000	2,150
Monsanto Co.	19,170	1,151
Mosaic Co.	12,640	619
Rio Tinto plc ADR	9,560	421
Freeport-McMoRan Copper & Gold Inc.	12,310	375
Walter Energy Inc.	5,910	355
		8,389
Telecommunication Services (1.5%)
* Crown Castle International Corp.	87,400	3,555

Total Common Stocks (Cost $220,824)		218,825

	Coupon		Shares
Temporary Cash Investments (2.3%)[1]
Money Market Fund (1.6%)
3 Vanguard Market Liquidity Fund	0.144%		3,639,312	3,639

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 9/30/11, Repurchase Value
$600,004, collateralized by Federal Home
Loan Mortgage Corp. 4.000%, 6/1/2026)	0.08%	10/3/11	600	600

U.S. Government and Agency Obligations (0.5%)
[4,5] Fannie Mae Discount Notes	0.045%	10/5/11	400	400
5 Federal Home Loan Bank Discount Notes	0.025%	12/2/11	500	500
[4,5] Freddie Mac Discount Notes	0.080%	12/1/11	120	120
[4,5] Freddie Mac Discount Notes	0.045%	12/16/11	200	200
				1,220
Total Temporary Cash Investments (Cost $5,459)				5,459
Total Investments (97.3%) (Cost $226,283)				224,284
Other Assets and Liabilities-Net (2.7%)				6,129
Net Assets (100%)				230,413

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.7% and -1.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $650,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Common Stocks	218,825	—	—
Temporary Cash Investments	3,639	1,820	—
Futures Contracts—Liabilities[1]	(234)	—	—
Total	222,230	1,820	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

			Aggregate
		Number of
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	125	7,037	(141)
S&P 500 Index	December 2011	3	845	(23)
E-mini S&P MidCap 400 Index	December 2011	10	779	(47)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $226,283,000. Net unrealized depreciation of investment securities for tax purposes was $1,999,000, consisting of unrealized gains of $23,116,000 on securities that had risen in value since their purchase and $25,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (17.1%)
Limited Brands Inc.	95,985	3,696
* Chipotle Mexican Grill Inc. Class A	11,040	3,345
Ross Stores Inc.	41,623	3,275
* O'Reilly Automotive Inc.	48,839	3,254
* Dollar Tree Inc.	43,252	3,249
Mattel Inc.	123,238	3,191
* Liberty Interactive Corp. Class A	202,801	2,995
Harley-Davidson Inc.	83,821	2,878
Nordstrom Inc.	62,261	2,844
Genuine Parts Co.	55,727	2,831
Starwood Hotels & Resorts Worldwide Inc.	69,093	2,682
Fortune Brands Inc.	49,152	2,658
Tiffany & Co.	43,046	2,618
Virgin Media Inc.	106,836	2,601
* BorgWarner Inc.	38,807	2,349
Family Dollar Stores Inc.	43,374	2,206
Darden Restaurants Inc.	48,387	2,069
* Sirius XM Radio Inc.	1,329,645	2,008
* Netflix Inc.	17,642	1,996
Abercrombie & Fitch Co.	31,136	1,917
* CarMax Inc.	79,982	1,908
Expedia Inc.	70,300	1,810
* Apollo Group Inc. Class A	45,014	1,783
* Lululemon Athletica Inc.	35,372	1,721
Wyndham Worldwide Corp.	60,264	1,718
PetSmart Inc.	40,229	1,716
Tractor Supply Co.	25,654	1,605
Lear Corp.	37,314	1,601
Advance Auto Parts Inc.	27,147	1,577
* Liberty Media Corp. - Liberty Capital Class A	23,642	1,563
International Game Technology	106,450	1,547
* Fossil Inc.	19,056	1,545
Autoliv Inc.	31,675	1,536
* Liberty Global Inc. Class A	42,000	1,520
H&R Block Inc.	108,282	1,441
Hasbro Inc.	43,526	1,419
* Liberty Global Inc.	39,628	1,372
Whirlpool Corp.	26,975	1,346
Garmin Ltd.	41,332	1,313
Interpublic Group of Cos. Inc.	173,641	1,250
PVH Corp.	21,457	1,250
Scripps Networks Interactive Inc. Class A	33,129	1,231
Newell Rubbermaid Inc.	103,263	1,226
* TRW Automotive Holdings Corp.	37,199	1,218
* NVR Inc.	1,986	1,199
Tupperware Brands Corp.	22,102	1,188
* LKQ Corp.	49,101	1,186
Cablevision Systems Corp. Class A	74,750	1,176
* GameStop Corp. Class A	50,109	1,158

* Dick's Sporting Goods Inc.	33,808	1,131
* MGM Resorts International	121,332	1,127
* Liberty Media Corp. - Liberty Starz Class A	17,503	1,112
Royal Caribbean Cruises Ltd.	50,011	1,082
Williams-Sonoma Inc.	33,492	1,031
* Urban Outfitters Inc.	45,350	1,012
Leggett & Platt Inc.	50,730	1,004
DR Horton Inc.	101,809	920
* Mohawk Industries Inc.	20,712	889
* Goodyear Tire & Rubber Co.	86,591	874
DeVry Inc.	23,140	855
Gannett Co. Inc.	85,020	810
* Toll Brothers Inc.	53,116	766
American Eagle Outfitters Inc.	62,185	729
Harman International Industries Inc.	24,853	710
Lennar Corp. Class A	50,322	681
Weight Watchers International Inc.	11,678	680
Guess? Inc.	22,878	652
Washington Post Co. Class B	1,780	582
* AutoNation Inc.	15,702	515
* Hyatt Hotels Corp. Class A	15,836	497
* Pulte Group Inc.	122,423	484
* ITT Educational Services Inc.	7,463	430
* Lamar Advertising Co. Class A	22,016	375
* Dunkin' Brands Group Inc.	8,614	239
* Clear Channel Outdoor Holdings Inc. Class A	13,919	130
Lennar Corp. Class B	4,820	49
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	570	—
		116,151
Consumer Staples (5.5%)
* Green Mountain Coffee Roasters Inc.	45,227	4,203
Whole Foods Market Inc.	52,914	3,456
Dr Pepper Snapple Group Inc.	78,522	3,045
Bunge Ltd.	52,233	3,045
JM Smucker Co.	41,152	3,000
Coca-Cola Enterprises Inc.	115,122	2,864
* Hansen Natural Corp.	26,578	2,320
Herbalife Ltd.	41,832	2,242
Church & Dwight Co. Inc.	50,478	2,231
McCormick & Co. Inc.	42,504	1,962
Tyson Foods Inc. Class A	109,704	1,905
* Energizer Holdings Inc.	24,669	1,639
* Ralcorp Holdings Inc.	19,543	1,499
Hormel Foods Corp.	52,186	1,410
* Constellation Brands Inc. Class A	67,077	1,207
* Smithfield Foods Inc.	52,872	1,031
* Dean Foods Co.	64,854	575
		37,634
Energy (8.5%)
El Paso Corp.	272,774	4,768
Range Resources Corp.	56,947	3,329
* FMC Technologies Inc.	85,178	3,203
Consol Energy Inc.	80,240	2,723
EQT Corp.	50,247	2,681
* Concho Resources Inc.	34,836	2,478
Pioneer Natural Resources Co.	37,190	2,446
Cabot Oil & Gas Corp.	37,047	2,294

HollyFrontier Corp.	74,020	1,941
* Newfield Exploration Co.	47,648	1,891
* Kinder Morgan Management LLC	30,309	1,779
Southern Union Co.	41,987	1,703
QEP Resources Inc.	62,700	1,697
Cimarex Energy Co.	30,318	1,689
* Denbury Resources Inc.	142,381	1,637
Helmerich & Payne Inc.	37,899	1,539
* Whiting Petroleum Corp.	41,636	1,461
Core Laboratories NV	16,138	1,450
* Rowan Cos. Inc.	45,282	1,367
SM Energy Co.	22,527	1,366
Oceaneering International Inc.	38,468	1,360
Sunoco Inc.	42,930	1,331
* Nabors Industries Ltd.	101,831	1,248
* Dresser-Rand Group Inc.	28,271	1,146
* Plains Exploration & Production Co.	49,935	1,134
Arch Coal Inc.	74,775	1,090
Energen Corp.	25,484	1,042
* Tesoro Corp.	50,906	991
Patterson-UTI Energy Inc.	54,742	949
* McDermott International Inc.	83,228	896
* Continental Resources Inc.	15,947	771
* SandRidge Energy Inc.	130,908	728
* Forest Oil Corp.	38,205	550
EXCO Resources Inc.	45,434	487
* Cobalt International Energy Inc.	41,300	318
* Quicksilver Resources Inc.	33,705	256
		57,739
Financials (15.9%)
AvalonBay Communities Inc.	33,337	3,802
* IntercontinentalExchange Inc.	26,041	3,080
Health Care REIT Inc.	62,610	2,930
Host Hotels & Resorts Inc.	243,148	2,660
SLM Corp.	186,918	2,327
Unum Group	109,164	2,288
Moody's Corp.	72,720	2,214
Kimco Realty Corp.	144,142	2,166
NYSE Euronext	92,705	2,155
XL Group plc Class A	109,954	2,067
* CIT Group Inc.	67,438	2,048
KeyCorp	337,305	2,000
Willis Group Holdings plc	58,012	1,994
Plum Creek Timber Co. Inc.	57,371	1,991
Macerich Co.	46,421	1,979
Digital Realty Trust Inc.	33,688	1,858
New York Community Bancorp Inc.	155,098	1,846
Federal Realty Investment Trust	22,070	1,819
Lincoln National Corp.	111,013	1,735
SL Green Realty Corp.	29,351	1,707
UDR Inc.	75,994	1,683
Leucadia National Corp.	73,593	1,669
American Capital Agency Corp.	60,898	1,650
Comerica Inc.	71,311	1,638
Rayonier Inc.	43,128	1,587
* Arch Capital Group Ltd.	47,822	1,563
Everest Re Group Ltd.	19,262	1,529

People's United Financial Inc.	133,517	1,522
Realty Income Corp.	47,211	1,522
Regions Financial Corp.	445,038	1,482
Huntington Bancshares Inc.	306,314	1,470
Cincinnati Financial Corp.	55,011	1,448
* Affiliated Managers Group Inc.	18,487	1,443
Torchmark Corp.	40,434	1,410
* CB Richard Ellis Group Inc. Class A	103,758	1,397
Alexandria Real Estate Equities Inc.	21,912	1,345
* MSCI Inc. Class A	42,553	1,291
Legg Mason Inc.	50,150	1,289
WR Berkley Corp.	42,790	1,270
Assurant Inc.	34,264	1,227
Reinsurance Group of America Inc. Class A	26,199	1,204
Liberty Property Trust	40,884	1,190
PartnerRe Ltd.	22,719	1,188
* Markel Corp.	3,284	1,173
RenaissanceRe Holdings Ltd.	18,336	1,170
Fidelity National Financial Inc. Class A	75,282	1,143
Axis Capital Holdings Ltd.	43,526	1,129
Regency Centers Corp.	31,836	1,125
HCC Insurance Holdings Inc.	40,285	1,090
Transatlantic Holdings Inc.	22,058	1,070
* NASDAQ OMX Group Inc.	43,955	1,017
Chimera Investment Corp.	363,847	1,008
* Genworth Financial Inc. Class A	174,193	1,000
Piedmont Office Realty Trust Inc. Class A	61,117	988
Raymond James Financial Inc.	38,068	988
White Mountains Insurance Group Ltd.	2,428	985
Hudson City Bancorp Inc.	168,222	952
Duke Realty Corp.	89,652	941
Eaton Vance Corp.	42,078	937
Hospitality Properties Trust	43,722	928
Zions Bancorporation	65,254	918
Commerce Bancshares Inc.	26,321	915
Cullen/Frost Bankers Inc.	19,610	899
Weingarten Realty Investors	40,569	859
American Financial Group Inc.	27,528	855
SEI Investments Co.	52,537	808
Jones Lang LaSalle Inc.	15,210	788
Old Republic International Corp.	87,547	781
Brown & Brown Inc.	42,951	765
Assured Guaranty Ltd.	58,775	646
City National Corp.	16,896	638
Jefferies Group Inc.	49,003	608
Federated Investors Inc. Class B	33,506	587
Validus Holdings Ltd.	22,726	566
First Horizon National Corp.	93,255	556
BOK Financial Corp.	9,615	451
CBOE Holdings Inc.	18,371	450
* TFS Financial Corp.	33,141	269
* LPL Investment Holdings Inc.	9,636	245
		107,931
Health Care (11.8%)
Humana Inc.	59,684	4,341
* Alexion Pharmaceuticals Inc.	64,790	4,150
AmerisourceBergen Corp. Class A	97,166	3,621

* Cerner Corp.	50,724	3,476
* Vertex Pharmaceuticals Inc.	72,979	3,250
* Watson Pharmaceuticals Inc.	44,796	3,057
* Edwards Lifesciences Corp.	40,676	2,899
Perrigo Co.	29,555	2,870
* Laboratory Corp. of America Holdings	35,457	2,803
CR Bard Inc.	30,337	2,656
* Mylan Inc.	155,701	2,647
* Waters Corp.	32,503	2,454
* Life Technologies Corp.	63,424	2,437
* Hospira Inc.	59,411	2,198
* Cephalon Inc.	27,210	2,196
* Varian Medical Systems Inc.	41,581	2,169
* DaVita Inc.	33,792	2,118
* Henry Schein Inc.	32,686	2,027
* CareFusion Corp.	79,251	1,898
* Illumina Inc.	43,579	1,783
* Mettler-Toledo International Inc.	11,386	1,594
* ResMed Inc.	54,264	1,562
DENTSPLY International Inc.	49,911	1,532
* Kinetic Concepts Inc.	23,172	1,527
* Coventry Health Care Inc.	52,582	1,515
* Regeneron Pharmaceuticals Inc.	25,180	1,465
* Hologic Inc.	92,568	1,408
* IDEXX Laboratories Inc.	20,380	1,406
* Allscripts Healthcare Solutions Inc.	67,531	1,217
* Endo Pharmaceuticals Holdings Inc.	41,387	1,158
Universal Health Services Inc. Class B	32,021	1,089
Omnicare Inc.	41,120	1,046
Patterson Cos. Inc.	34,915	1,000
* Covance Inc.	21,535	979
Pharmaceutical Product Development Inc.	38,115	978
* Gen-Probe Inc.	16,999	973
* Human Genome Sciences Inc.	67,326	854
Lincare Holdings Inc.	33,583	756
* Warner Chilcott plc Class A	49,497	708
* Bio-Rad Laboratories Inc. Class A	6,902	626
* Alere Inc.	28,793	566
* Community Health Systems Inc.	33,729	561
* Dendreon Corp.	51,771	466
* Charles River Laboratories International Inc.	15,543	445
		80,481
Industrials (11.3%)
Goodrich Corp.	44,278	5,343
Fastenal Co.	99,356	3,307
WW Grainger Inc.	20,871	3,121
Dover Corp.	66,131	3,082
Cooper Industries plc	58,428	2,695
Roper Industries Inc.	33,991	2,342
* Stericycle Inc.	28,919	2,334
Joy Global Inc.	37,163	2,318
* United Continental Holdings Inc.	117,543	2,278
Iron Mountain Inc.	64,077	2,026
* Kansas City Southern	38,809	1,939
AMETEK Inc.	57,007	1,880
Pall Corp.	41,115	1,743
Textron Inc.	98,013	1,729

* Verisk Analytics Inc. Class A	46,064	1,602
Flowserve Corp.	19,808	1,466
* Jacobs Engineering Group Inc.	45,007	1,453
* Quanta Services Inc.	74,976	1,409
Donaldson Co. Inc.	25,628	1,404
Pitney Bowes Inc.	72,175	1,357
Equifax Inc.	43,591	1,340
Cintas Corp.	46,327	1,304
KBR Inc.	53,701	1,269
JB Hunt Transport Services Inc.	34,062	1,230
* AGCO Corp.	33,651	1,163
Towers Watson & Co. Class A	19,263	1,152
Pentair Inc.	34,910	1,117
* IHS Inc. Class A	14,916	1,116
Dun & Bradstreet Corp.	17,573	1,077
Robert Half International Inc.	49,401	1,048
RR Donnelley & Sons Co.	73,591	1,039
Manpower Inc.	29,151	980
Timken Co.	29,535	969
MSC Industrial Direct Co. Class A	16,561	935
Hubbell Inc. Class B	18,814	932
* Owens Corning	41,991	910
Masco Corp.	127,739	910
Avery Dennison Corp.	35,954	902
* Hertz Global Holdings Inc.	95,750	852
* Copart Inc.	21,266	832
* Nielsen Holdings NV	31,830	830
* URS Corp.	27,881	827
* Sensata Technologies Holding NV	30,995	820
SPX Corp.	18,023	817
* Foster Wheeler AG	43,990	783
* Navistar International Corp.	24,317	781
* Babcock & Wilcox Co.	39,614	774
Covanta Holding Corp.	46,923	713
Ryder System Inc.	18,266	685
* AECOM Technology Corp.	37,991	671
* Spirit Aerosystems Holdings Inc. Class A	41,825	667
Alliant Techsystems Inc.	11,866	647
Harsco Corp.	28,707	557
* Shaw Group Inc.	25,589	556
* Terex Corp.	38,979	400
		76,433
Information Technology (15.0%)
* Motorola Mobility Holdings Inc.	99,384	3,755
* SanDisk Corp.	84,515	3,410
* Teradata Corp.	59,808	3,202
* Red Hat Inc.	68,474	2,894
* NVIDIA Corp.	212,688	2,659
* Fiserv Inc.	50,945	2,586
Xilinx Inc.	94,247	2,586
Avago Technologies Ltd.	78,356	2,568
Amphenol Corp. Class A	62,450	2,546
Maxim Integrated Products Inc.	104,773	2,444
* BMC Software Inc.	62,658	2,416
* Electronic Arts Inc.	117,820	2,409
KLA-Tencor Corp.	59,458	2,276
* Autodesk Inc.	81,516	2,265

Linear Technology Corp.	80,715	2,232
* Western Digital Corp.	82,442	2,120
Microchip Technology Inc.	67,500	2,100
* F5 Networks Inc.	28,734	2,042
* Nuance Communications Inc.	85,857	1,748
* Rovi Corp.	39,941	1,717
* Lam Research Corp.	44,057	1,673
* Alliance Data Systems Corp.	18,031	1,671
VeriSign Inc.	56,762	1,624
* Micron Technology Inc.	319,799	1,612
* ANSYS Inc.	32,556	1,597
Seagate Technology plc	152,650	1,569
Harris Corp.	45,079	1,540
* Informatica Corp.	37,551	1,538
* Flextronics International Ltd.	269,258	1,516
Computer Sciences Corp.	54,985	1,476
* Equinix Inc.	16,588	1,474
* Trimble Navigation Ltd.	43,567	1,462
FLIR Systems Inc.	56,732	1,421
* Avnet Inc.	54,135	1,412
Factset Research Systems Inc.	15,565	1,385
* TIBCO Software Inc.	58,873	1,318
* Akamai Technologies Inc.	66,154	1,315
* Atmel Corp.	162,545	1,312
* VeriFone Systems Inc.	36,818	1,289
* Synopsys Inc.	51,892	1,264
* Rackspace Hosting Inc.	36,665	1,252
Jabil Circuit Inc.	69,640	1,239
* SAIC Inc.	101,651	1,200
* IAC/InterActiveCorp	30,302	1,198
* Skyworks Solutions Inc.	65,926	1,183
* Polycom Inc.	62,676	1,151
Global Payments Inc.	28,472	1,150
* Arrow Electronics Inc.	41,240	1,146
* ON Semiconductor Corp.	157,664	1,130
* LSI Corp.	215,131	1,114
* Advanced Micro Devices Inc.	207,714	1,055
* Riverbed Technology Inc.	51,860	1,035
* Cree Inc.	38,865	1,010
Total System Services Inc.	58,152	985
* Acme Packet Inc.	21,910	933
* Ingram Micro Inc.	56,978	919
Broadridge Financial Solutions Inc.	43,751	881
* Lexmark International Inc. Class A	28,053	758
* Brocade Communications Systems Inc.	167,050	722
Molex Inc.	32,877	670
* Dolby Laboratories Inc. Class A	18,745	514
* AOL Inc.	37,748	453
* MEMC Electronic Materials Inc.	81,419	427
Molex Inc. Class A	16,068	271
* Freescale Semiconductor Holdings I Ltd.	16,994	187
		102,026
Materials (6.6%)
CF Industries Holdings Inc.	25,278	3,119
Sigma-Aldrich Corp.	43,171	2,668
Cliffs Natural Resources Inc.	51,245	2,622
Sherwin-Williams Co.	32,046	2,382

Celanese Corp. Class A	55,381	1,802
Ball Corp.	56,648	1,757
FMC Corp.	25,387	1,756
Eastman Chemical Co.	25,225	1,729
* Crown Holdings Inc.	55,305	1,693
Airgas Inc.	26,429	1,687
Nalco Holding Co.	46,649	1,632
International Flavors & Fragrances Inc.	28,515	1,603
MeadWestvaco Corp.	60,279	1,480
Walter Energy Inc.	22,112	1,327
Allegheny Technologies Inc.	35,679	1,320
Vulcan Materials Co.	45,868	1,264
Albemarle Corp.	30,842	1,246
Ashland Inc.	27,988	1,235
Rock-Tenn Co. Class A	24,487	1,192
United States Steel Corp.	51,014	1,123
Bemis Co. Inc.	37,405	1,096
Martin Marietta Materials Inc.	16,090	1,017
Valspar Corp.	32,305	1,008
Sonoco Products Co.	35,356	998
Sealed Air Corp.	56,984	952
Reliance Steel & Aluminum Co.	26,476	900
* Owens-Illinois Inc.	58,099	878
Steel Dynamics Inc.	73,414	728
Scotts Miracle-Gro Co. Class A	16,064	716
* Molycorp Inc.	20,786	683
Huntsman Corp.	68,407	662
Titanium Metals Corp.	32,096	481
Greif Inc. Class A	8,436	362
		45,118
Telecommunication Services (1.3%)
Frontier Communications Corp.	352,664	2,155
Windstream Corp.	180,674	2,107
* NII Holdings Inc.	60,242	1,624
* SBA Communications Corp. Class A	40,211	1,386
* MetroPCS Communications Inc.	88,878	774
Telephone & Data Systems Inc. (Special Common Shares)	14,085	278
Telephone & Data Systems Inc.	10,938	232
* United States Cellular Corp.	4,714	187
* Clearwire Corp. Class A	48,448	113
		8,856
Utilities (7.0%)
DTE Energy Co.	60,055	2,944
CenterPoint Energy Inc.	143,252	2,811
Wisconsin Energy Corp.	82,792	2,591
Constellation Energy Group Inc.	67,568	2,572
Ameren Corp.	85,385	2,542
Oneok Inc.	36,050	2,381
NiSource Inc.	99,083	2,118
Northeast Utilities	62,652	2,108
American Water Works Co. Inc.	62,291	1,880
* NRG Energy Inc.	85,417	1,812
CMS Energy Corp.	89,559	1,772
SCANA Corp.	43,239	1,749
Pinnacle West Capital Corp.	38,654	1,660
OGE Energy Corp.	34,633	1,655
NSTAR	36,707	1,645

* Calpine Corp.			110,541	1,556
Alliant Energy Corp.			39,408	1,524
Pepco Holdings Inc.			80,041	1,514
Integrys Energy Group Inc.			27,649	1,344
MDU Resources Group Inc.			67,122	1,288
DPL Inc.			41,412	1,248
TECO Energy Inc.			72,323	1,239
NV Energy Inc.			83,536	1,229
National Fuel Gas Co.			24,971	1,216
AGL Resources Inc.			27,753	1,131
Aqua America Inc.			49,048	1,058
UGI Corp.			39,674	1,042
				47,629
Total Common Stocks (Cost $771,813)				679,998
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.144%		698,051	698
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.080%	10/19/11	100	100
Total Temporary Cash Investments (Cost $798)				798
Total Investments (100.1%) (Cost $772,611)				680,796
Other Assets and Liabilities-Net (-0.1%)				(382)
Net Assets (100%)				680,414

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Vanguard Mid-Cap Index Portfolio

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	679,998	—	—
Temporary Cash Investments	698	100	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	680,689	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap Index	December 2011	3	234	(14)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $772,611,000. Net unrealized depreciation of investment securities for tax purposes was $91,815,000, consisting of unrealized gains of $77,702,000 on securities that had risen in value since their purchase and $169,517,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (7.1%)
Vornado Realty Trust	241,118	17,992
Liberty Property Trust	167,795	4,885
Washington REIT	95,972	2,704
Colonial Properties Trust	115,411	2,096
PS Business Parks Inc.	28,775	1,426
Investors Real Estate Trust	117,566	846
Cousins Properties Inc.	135,157	791
Retail Opportunity Investments Corp.	61,555	682
Winthrop Realty Trust	42,607	370
CapLease Inc.	95,343	344
		32,136
Industrial REITs (5.0%)
ProLogis Inc.	660,712	16,022
DuPont Fabros Technology Inc.	88,737	1,747
DCT Industrial Trust Inc.	357,498	1,569
EastGroup Properties Inc.	39,314	1,500
* First Industrial Realty Trust Inc.	119,410	955
First Potomac Realty Trust	72,369	903
		22,696
Office REITs (16.1%)
Boston Properties Inc.	211,669	18,860
Digital Realty Trust Inc.	138,519	7,641
SL Green Realty Corp.	120,478	7,006
Alexandria Real Estate Equities Inc.	89,910	5,519
Piedmont Office Realty Trust Inc. Class A	251,553	4,068
Duke Realty Corp.	367,718	3,861
Mack-Cali Realty Corp.	126,489	3,384
BioMed Realty Trust Inc.	191,055	3,166
Highwoods Properties Inc.	104,899	2,964
Douglas Emmett Inc.	171,993	2,941
Kilroy Realty Corp.	85,064	2,662
CommonWealth REIT	119,548	2,268
Corporate Office Properties Trust	103,456	2,253
Brandywine Realty Trust	196,881	1,577
Lexington Realty Trust	192,124	1,256
Franklin Street Properties Corp.	106,241	1,202
Government Properties Income Trust	54,663	1,176
Coresite Realty Corp.	29,021	416
Parkway Properties Inc.	31,536	347
Hudson Pacific Properties Inc.	28,950	337
		72,904
Residential REITs (18.6%)
Equity Residential	428,442	22,223
AvalonBay Communities Inc.	136,700	15,591
UDR Inc.	311,820	6,904
Essex Property Trust Inc.	47,313	5,679
Camden Property Trust	102,045	5,639
BRE Properties Inc.	106,667	4,516

Home Properties Inc.	69,424	3,941
Apartment Investment & Management Co.	174,027	3,849
American Campus Communities Inc.	99,155	3,690
Equity Lifestyle Properties Inc.	52,733	3,306
Mid-America Apartment Communities Inc.	53,334	3,212
Post Properties Inc.	72,479	2,518
Sun Communities Inc.	29,470	1,037
Associated Estates Realty Corp.	60,256	932
Education Realty Trust Inc.	104,641	899
Campus Crest Communities Inc.	44,530	484
		84,420
Retail REITs (26.3%)
Simon Property Group Inc.	426,533	46,910
Kimco Realty Corp.	591,628	8,892
Macerich Co.	190,254	8,110
General Growth Properties Inc.	632,424	7,652
Federal Realty Investment Trust	90,511	7,459
Realty Income Corp.	193,658	6,244
Regency Centers Corp.	130,912	4,625
Taubman Centers Inc.	81,294	4,090
National Retail Properties Inc.	137,096	3,684
Weingarten Realty Investors	166,926	3,534
DDR Corp.	322,087	3,511
Tanger Factory Outlet Centers	118,370	3,079
CBL & Associates Properties Inc.	205,189	2,331
Equity One Inc.	91,565	1,452
Acadia Realty Trust	58,675	1,097
Alexander's Inc.	2,966	1,071
Glimcher Realty Trust	145,369	1,029
Inland Real Estate Corp.	129,129	943
Saul Centers Inc.	17,600	595
Pennsylvania REIT	76,815	594
Getty Realty Corp.	38,822	560
Urstadt Biddle Properties Inc. Class A	30,313	484
Ramco-Gershenson Properties Trust	56,504	463
Kite Realty Group Trust	88,678	325
Cedar Shopping Centers Inc.	82,425	256
		118,990
Specialized REITs (26.9%)
Public Storage	210,840	23,477
HCP Inc.	590,384	20,699
Ventas Inc.	398,166	19,669
Health Care REIT Inc.	257,000	12,028
Host Hotels & Resorts Inc.	997,806	10,916
Senior Housing Properties Trust	221,081	4,762
Hospitality Properties Trust	179,685	3,815
Entertainment Properties Trust	67,895	2,647
Extra Space Storage Inc.	129,316	2,409
LaSalle Hotel Properties	123,816	2,377
Omega Healthcare Investors Inc.	147,926	2,356
Healthcare Realty Trust Inc.	105,896	1,784
DiamondRock Hospitality Co.	243,642	1,703
Sovran Self Storage Inc.	40,191	1,494
Medical Properties Trust Inc.	162,365	1,453
National Health Investors Inc.	34,392	1,449
* CubeSmart	137,272	1,171
Pebblebrook Hotel Trust	74,053	1,159

LTC Properties Inc.		43,984	1,114
* Sunstone Hotel Investors Inc.		171,474	976
* Strategic Hotels & Resorts Inc.		203,527	877
Hersha Hospitality Trust Class A		222,447	770
Universal Health Realty Income Trust		17,377	584
Ashford Hospitality Trust Inc.		79,798	560
Chesapeake Lodging Trust		44,208	534
Sabra Healthcare REIT Inc.		51,753	494
* FelCor Lodging Trust Inc.		170,446	397
Cogdell Spencer Inc.		70,835	267
			121,941
Total Real Estate Investment Trusts (Cost $579,179)			453,087
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $525)	0.144%	525,000	525

Total Investments (100.1%) (Cost $579,704)			453,612
Other Assets and Liabilities-Net (-0.1%)			(610)
Net Assets (100%)			453,002

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $579,704,000. Net unrealized depreciation of investment securities for tax purposes was $126,092,000, consisting of unrealized gains of $21,635,000 on securities that had risen in value since their purchase and $147,727,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (15.1%)
	Aaron's Inc.	247,155	6,241
	Monro Muffler Brake Inc.	163,937	5,405
*	Pier 1 Imports Inc.	515,431	5,041
*	Steven Madden Ltd.	166,614	5,015
*	Steiner Leisure Ltd.	121,450	4,951
*	Buffalo Wild Wings Inc.	80,550	4,817
	Cinemark Holdings Inc.	235,200	4,441
*	Crocs Inc.	170,615	4,038
*	GameStop Corp. Class A	156,840	3,623
*,^ Coinstar Inc.		82,080	3,283
*	Modine Manufacturing Co.	348,000	3,153
*	O'Reilly Automotive Inc.	36,900	2,459
*	American Public Education Inc.	71,050	2,416
	Tiffany & Co.	38,000	2,311
*	Morton's Restaurant Group Inc.	460,000	2,199
*	JOS A Bank Clothiers Inc.	47,000	2,192
*	Body Central Corp.	120,000	2,179
	Bebe Stores Inc.	300,950	2,022
	PetSmart Inc.	47,305	2,018
*	MarineMax Inc.	293,400	1,898
	Polaris Industries Inc.	37,442	1,871
*	Tempur-Pedic International Inc.	35,468	1,866
*	Fossil Inc.	22,436	1,819
*,^ SodaStream International Ltd.		55,000	1,818
*	WMS Industries Inc.	102,700	1,806
*	BJ's Restaurants Inc.	39,000	1,720
*	Lululemon Athletica Inc.	35,000	1,703
*	Peet's Coffee & Tea Inc.	29,707	1,653
*	Panera Bread Co. Class A	15,800	1,642
	Williams-Sonoma Inc.	51,007	1,570
	Weight Watchers International Inc.	25,900	1,509
	Brinker International Inc.	71,501	1,496
	Express Inc.	71,672	1,454
*	Domino's Pizza Inc.	50,240	1,369
	Finish Line Inc. Class A	66,085	1,321
	Tupperware Brands Corp.	23,707	1,274
*	ANN Inc.	55,769	1,274
*	Select Comfort Corp.	90,300	1,261
	Sotheby's	42,337	1,167
*	Cost Plus Inc.	171,950	1,083
	Sinclair Broadcast Group Inc. Class A	141,100	1,012
*	Dana Holding Corp.	85,884	902
*	True Religion Apparel Inc.	32,500	876
*	TRW Automotive Holdings Corp.	26,439	865
*	Dick's Sporting Goods Inc.	25,000	836
*	Carter's Inc.	27,000	825
	Foot Locker Inc.	36,300	729
	Leggett & Platt Inc.	31,300	619
	Ross Stores Inc.	7,257	571

*	Jack in the Box Inc.	25,500	508
*,^ Zagg Inc.		49,850	494
*	ITT Educational Services Inc.	7,946	458
	Chico's FAS Inc.	39,250	449
*	Warnaco Group Inc.	8,890	410
	DSW Inc. Class A	7,995	369
*	Sirius XM Radio Inc.	242,400	366
	Sturm Ruger & Co. Inc.	9,251	240
*	Capella Education Co.	7,400	210
	Abercrombie & Fitch Co.	2,900	179
*	Cheesecake Factory Inc.	4,800	118
*	Global Sources Ltd.	15,000	102
	Harman International Industries Inc.	3,100	89
	Ameristar Casinos Inc.	4,500	72
	American Greetings Corp. Class A	2,200	41
*	Ruth's Hospitality Group Inc.	9,300	40
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	1,122	—
			111,758
Consumer Staples (4.5%)
	Pricesmart Inc.	132,681	8,269
	Calavo Growers Inc.	233,800	4,798
*	Fresh Market Inc.	117,450	4,482
	Herbalife Ltd.	46,510	2,493
	Diamond Foods Inc.	28,000	2,234
*	Boston Beer Co. Inc. Class A	27,652	2,010
*	Hansen Natural Corp.	20,000	1,746
	Ruddick Corp.	35,253	1,375
	B&G Foods Inc. Class A	77,840	1,298
	Nu Skin Enterprises Inc. Class A	31,909	1,293
	Lancaster Colony Corp.	16,957	1,035
	Vector Group Ltd.	54,495	936
	Coca-Cola Bottling Co. Consolidated	9,500	527
	National Beverage Corp.	33,706	511
*	Dole Food Co. Inc.	35,800	358
	Church & Dwight Co. Inc.	3,200	141
*	BJ's Wholesale Club Inc.	1,200	61
			33,567
Energy (4.7%)
*	Key Energy Services Inc.	371,300	3,524
	SM Energy Co.	44,225	2,682
*,^ Clean Energy Fuels Corp.		226,680	2,521
*	Tesco Corp.	204,575	2,373
	HollyFrontier Corp.	73,054	1,915
	Core Laboratories NV	20,978	1,884
*	Mitcham Industries Inc.	146,893	1,645
*	Complete Production Services Inc.	86,000	1,621
*	CVR Energy Inc.	64,200	1,357
*	Energy XXI Bermuda Ltd.	63,050	1,352
*	Rosetta Resources Inc.	39,400	1,348
	Contango Oil & Gas Co.	24,600	1,346
	Oceaneering International Inc.	34,220	1,209
	RPC Inc.	72,921	1,190
	CARBO Ceramics Inc.	10,130	1,039
*	Western Refining Inc.	74,000	922
*	Stone Energy Corp.	55,000	892
	Patterson-UTI Energy Inc.	50,300	872
*	Atwood Oceanics Inc.	25,080	862

W&T Offshore Inc.	61,228	842
* Newpark Resources Inc.	127,800	778
* Triangle Petroleum Corp.	135,950	488
* Carrizo Oil & Gas Inc.	16,550	357
Golar LNG Ltd.	9,900	315
* Gulfport Energy Corp.	12,100	293
* Basic Energy Services Inc.	13,400	190
Cabot Oil & Gas Corp.	3,000	186
* Brigham Exploration Co.	7,270	184
* Oil States International Inc.	3,547	181
* Tetra Technologies Inc.	20,500	158
* Superior Energy Services Inc.	4,862	128
* C&J Energy Services Inc.	7,750	127
* Cloud Peak Energy Inc.	6,787	115
* Westmoreland Coal Co.	6,200	48
		34,944
Exchange-Traded Fund (1.0%)
2 Vanguard Small-Cap Growth ETF	104,300	6,973

Financials (5.7%)
Cash America International Inc.	183,205	9,373
* Safeguard Scientifics Inc.	370,091	5,551
* FirstService Corp.	133,550	3,435
* Harris & Harris Group Inc.	680,150	2,415
Boston Private Financial Holdings Inc.	269,400	1,584
Rayonier Inc.	37,023	1,362
* Credit Acceptance Corp.	19,461	1,253
* World Acceptance Corp.	21,639	1,211
* Signature Bank	24,525	1,171
Nelnet Inc. Class A	55,558	1,043
Camden Property Trust	17,600	973
* NASDAQ OMX Group Inc.	38,300	886
* Arch Capital Group Ltd.	26,426	863
MHI Hospitality Corp.	364,000	786
Erie Indemnity Co. Class A	10,700	762
Extra Space Storage Inc.	33,600	626
Potlatch Corp.	18,013	568
SEI Investments Co.	35,918	552
Sun Communities Inc.	15,100	531
QC Holdings Inc.	179,510	526
Digital Realty Trust Inc.	9,435	520
Universal Health Realty Income Trust	15,100	508
* SVB Financial Group	13,500	499
MarketAxess Holdings Inc.	18,600	484
* Ezcorp Inc. Class A	15,375	439
CBL & Associates Properties Inc.	38,500	437
* Tejon Ranch Co.	18,200	434
National Health Investors Inc.	9,800	413
* Strategic Hotels & Resorts Inc.	86,400	372
* CB Richard Ellis Group Inc. Class A	27,066	364
Equity Lifestyle Properties Inc.	5,700	357
Alexander's Inc.	900	325
Federal Realty Investment Trust	3,900	321
* First Cash Financial Services Inc.	5,689	239
GAMCO Investors Inc.	5,967	235
Mid-America Apartment Communities Inc.	3,480	210
Bank of the Ozarks Inc.	9,972	209

Apartment Investment & Management Co.	9,200	204
Waddell & Reed Financial Inc. Class A	4,400	110
		42,151
Health Care (21.8%)
* Cubist Pharmaceuticals Inc.	256,216	9,050
* Questcor Pharmaceuticals Inc.	271,785	7,409
* Luminex Corp.	280,450	6,218
* Akorn Inc.	738,300	5,766
* QLT Inc.	784,757	5,737
* Angiodynamics Inc.	430,260	5,654
West Pharmaceutical Services Inc.	144,800	5,372
* Alkermes plc	342,050	5,220
* BioMarin Pharmaceutical Inc.	157,600	5,023
* Syneron Medical Ltd.	477,210	4,729
* Bio-Rad Laboratories Inc. Class A	41,744	3,789
* SonoSite Inc.	110,100	3,340
* PAREXEL International Corp.	171,600	3,248
Invacare Corp.	139,344	3,211
* Regeneron Pharmaceuticals Inc.	55,100	3,207
* Dusa Pharmaceuticals Inc.	862,700	3,192
* Immunogen Inc.	289,450	3,172
* Durect Corp.	1,928,750	3,105
* Seattle Genetics Inc.	161,950	3,087
* Align Technology Inc.	200,100	3,036
* Vascular Solutions Inc.	264,436	3,028
* Nektar Therapeutics	581,400	2,820
* Bruker Corp.	207,100	2,802
* Sucampo Pharmaceuticals Inc. Class A	727,300	2,713
* Onyx Pharmaceuticals Inc.	88,850	2,666
* Harvard Bioscience Inc.	605,800	2,556
LeMaitre Vascular Inc.	378,186	2,367
* Sciclone Pharmaceuticals Inc.	611,054	2,328
* MWI Veterinary Supply Inc.	33,500	2,305
* ICON plc ADR	134,600	2,164
* Mettler-Toledo International Inc.	14,991	2,098
* SXC Health Solutions Corp.	35,489	1,977
* PDI Inc.	277,788	1,861
* Spectrum Pharmaceuticals Inc.	242,550	1,851
* Vivus Inc.	219,100	1,768
* Cepheid Inc.	43,750	1,699
Cooper Cos. Inc.	18,417	1,458
* Sirona Dental Systems Inc.	33,602	1,425
* WellCare Health Plans Inc.	37,100	1,409
* Cynosure Inc. Class A	135,800	1,370
* Medicines Co.	88,660	1,319
Perrigo Co.	13,382	1,300
* Cutera Inc.	181,600	1,293
* Centene Corp.	44,000	1,261
Medicis Pharmaceutical Corp. Class A	34,400	1,255
* Arthrocare Corp.	43,303	1,246
* Health Management Associates Inc. Class A	178,328	1,234
STERIS Corp.	41,218	1,206
Lincare Holdings Inc.	49,225	1,108
* Palomar Medical Technologies Inc.	139,000	1,095
* Charles River Laboratories International Inc.	38,000	1,088
Atrion Corp.	4,900	1,016
* Isis Pharmaceuticals Inc.	140,850	955

*	AMERIGROUP Corp.	23,522	918
	Chemed Corp.	16,100	885
*	Covance Inc.	19,400	882
	PDL BioPharma Inc.	145,245	806
*	Molina Healthcare Inc.	51,700	798
*	AVEO Pharmaceuticals Inc.	50,600	779
*	Impax Laboratories Inc.	41,865	750
*	Jazz Pharmaceuticals Inc.	17,500	727
*	Haemonetics Corp.	12,400	725
*	Solta Medical Inc.	572,800	716
*	Targacept Inc.	46,317	695
	Owens & Minor Inc.	19,000	541
*,^ NuPathe Inc.		234,500	476
*	Kinetic Concepts Inc.	6,400	422
*	Viropharma Inc.	17,900	323
	Ensign Group Inc.	10,300	238
*	Air Methods Corp.	3,300	210
*	Genomic Health Inc.	8,952	197
*	Hi-Tech Pharmacal Co. Inc.	4,000	134
*	PSS World Medical Inc.	6,200	122
*	Salix Pharmaceuticals Ltd.	2,176	64
*	Metropolitan Health Networks Inc.	12,900	59
*	IDEXX Laboratories Inc.	643	44
*	Array Biopharma Inc.	22,067	43
*	Enzon Pharmaceuticals Inc.	4,700	33
			162,193
Industrials (13.7%)
	Kennametal Inc.	207,653	6,799
	Kaman Corp.	170,750	4,755
	Tennant Co.	122,050	4,317
	ABM Industries Inc.	225,222	4,293
*	Genesee & Wyoming Inc. Class A	87,430	4,067
*	RBC Bearings Inc.	119,100	4,048
	Douglas Dynamics Inc.	307,700	3,932
*	Furmanite Corp.	659,245	3,567
	Ceco Environmental Corp.	619,487	3,550
*	TrueBlue Inc.	279,979	3,172
*	Titan Machinery Inc.	176,600	3,161
*	Advisory Board Co.	46,588	3,006
	Healthcare Services Group Inc.	173,985	2,808
	Watsco Inc.	48,020	2,454
*	GeoEye Inc.	78,550	2,227
	Comfort Systems USA Inc.	264,380	2,200
*	Rush Enterprises Inc. Class A	155,000	2,195
*	Exponent Inc.	51,648	2,135
	United Stationers Inc.	70,600	1,924
	Waste Connections Inc.	56,492	1,911
	Gardner Denver Inc.	28,011	1,780
*	DigitalGlobe Inc.	89,180	1,733
*	Polypore International Inc.	28,800	1,628
	Pall Corp.	36,800	1,560
	Towers Watson & Co. Class A	23,900	1,429
*	Hertz Global Holdings Inc.	159,400	1,419
*	Chart Industries Inc.	32,900	1,387
*	WABCO Holdings Inc.	35,646	1,350
	Timken Co.	40,047	1,314
*	Corrections Corp. of America	56,300	1,277

* Alaska Air Group Inc.	22,307	1,256
Chicago Bridge & Iron Co. NV	43,767	1,253
Toro Co.	24,868	1,225
KBR Inc.	44,551	1,053
* Sauer-Danfoss Inc.	32,501	939
Belden Inc.	32,700	843
* General Cable Corp.	36,000	841
* Trimas Corp.	53,412	793
* Colfax Corp.	37,900	768
Albany International Corp.	39,800	726
* KAR Auction Services Inc.	59,517	721
Deluxe Corp.	38,216	711
Celadon Group Inc.	80,000	710
Cubic Corp.	17,736	693
* Quality Distribution Inc.	77,200	693
* Flow International Corp.	310,050	685
* Clean Harbors Inc.	13,312	683
* Orbital Sciences Corp.	53,200	681
* Korn/Ferry International	55,300	674
Copa Holdings SA Class A	9,100	558
Rollins Inc.	29,200	546
Armstrong World Industries Inc.	14,600	503
* Avis Budget Group Inc.	48,700	471
Ryder System Inc.	10,489	393
Hubbell Inc. Class B	7,700	381
Actuant Corp. Class A	18,370	363
Triumph Group Inc.	6,000	292
Steelcase Inc. Class A	44,871	283
Applied Industrial Technologies Inc.	6,003	163
Werner Enterprises Inc.	7,648	159
* WESCO International Inc.	1,903	64
		101,522
Information Technology (25.3%)
* Netlogic Microsystems Inc.	179,420	8,632
* VeriFone Systems Inc.	161,214	5,646
* Cadence Design Systems Inc.	566,800	5,237
* Super Micro Computer Inc.	387,900	4,860
* Teradyne Inc.	438,617	4,829
* OSI Systems Inc.	143,610	4,814
* Parametric Technology Corp.	308,950	4,752
* Euronet Worldwide Inc.	301,010	4,738
* AuthenTec Inc.	1,358,620	4,429
* CACI International Inc. Class A	88,400	4,415
* Acme Packet Inc.	103,611	4,413
MKS Instruments Inc.	194,800	4,229
* Riverbed Technology Inc.	208,200	4,156
* Ceva Inc.	156,800	3,812
* FEI Co.	114,130	3,419
* Red Hat Inc.	80,900	3,419
* Microsemi Corp.	200,600	3,206
* TiVo Inc.	318,860	2,978
Littelfuse Inc.	73,870	2,970
* SuccessFactors Inc.	128,970	2,965
* Polycom Inc.	157,772	2,898
Black Box Corp.	134,200	2,865
* Ariba Inc.	102,459	2,839
* Progress Software Corp.	154,550	2,712

*	Magma Design Automation Inc.	594,131	2,703
*,^ Mitek Systems Inc.		271,250	2,509
*	ShoreTel Inc.	500,200	2,491
*	Allot Communications Ltd.	249,100	2,429
*	Pericom Semiconductor Corp.	324,856	2,407
*	Mellanox Technologies Ltd.	75,000	2,341
*	Sourcefire Inc.	86,400	2,312
*	Entropic Communications Inc.	557,700	2,303
*	Cardtronics Inc.	96,956	2,222
*	Alliance Data Systems Corp.	23,700	2,197
*	Trimble Navigation Ltd.	65,150	2,186
*	Perficient Inc.	297,200	2,175
	Electro Rent Corp.	155,600	2,149
*	Atmel Corp.	256,995	2,074
	Clicksoftware Technologies Ltd.	265,500	2,068
	Power Integrations Inc.	65,490	2,005
*	TIBCO Software Inc.	86,387	1,934
*	MICROS Systems Inc.	43,115	1,893
*	Cymer Inc.	49,570	1,843
*	Gartner Inc.	51,968	1,812
*	BroadSoft Inc.	56,800	1,724
*	NCR Corp.	100,444	1,696
	Jabil Circuit Inc.	93,500	1,663
*	Nanometrics Inc.	100,000	1,450
	MAXIMUS Inc.	40,720	1,421
*	Manhattan Associates Inc.	41,704	1,380
	Opnet Technologies Inc.	38,709	1,351
	Heartland Payment Systems Inc.	65,100	1,284
	DST Systems Inc.	29,204	1,280
*	DealerTrack Holdings Inc.	80,000	1,254
*	IAC/InterActiveCorp	31,454	1,244
*	Take-Two Interactive Software Inc.	94,145	1,198
*	Novellus Systems Inc.	43,706	1,191
*	Silicon Laboratories Inc.	35,000	1,173
*	Booz Allen Hamilton Holding Corp.	78,081	1,161
*	Informatica Corp.	28,300	1,159
*	RADWARE Ltd.	52,500	1,133
	Anixter International Inc.	23,695	1,124
*	LSI Corp.	210,000	1,088
*	Ceragon Networks Ltd.	110,000	1,050
*	Lattice Semiconductor Corp.	198,333	1,041
*	Monolithic Power Systems Inc.	97,500	993
*	Virtusa Corp.	70,000	924
*	Brightpoint Inc.	100,275	924
*	PMC - Sierra Inc.	150,000	897
*	NAPCO Security Technologies Inc.	387,864	888
	Global Payments Inc.	19,900	804
*	Insight Enterprises Inc.	52,456	794
*	Interactive Intelligence Group	28,039	761
	Plantronics Inc.	26,157	744
*,^ Travelzoo Inc.		33,150	729
	Micrel Inc.	76,400	724
*	JDS Uniphase Corp.	70,895	707
*	Advanced Micro Devices Inc.	138,575	704
*	Veeco Instruments Inc.	27,900	681
*	Rudolph Technologies Inc.	100,000	669
*	Vishay Intertechnology Inc.	78,200	654

*	MicroStrategy Inc. Class A	5,500	627
	National Instruments Corp.	23,216	531
*	TeleNav Inc.	56,200	498
	Solera Holdings Inc.	8,824	446
*	ACI Worldwide Inc.	13,200	364
*	Aviat Networks Inc.	154,435	363
	Cypress Semiconductor Corp.	20,500	307
*	Radisys Corp.	48,800	299
	QAD Inc. Class A	25,060	268
*	Plexus Corp.	11,683	264
*	ValueClick Inc.	14,900	232
*	Freescale Semiconductor Holdings I Ltd.	15,000	165
	Blackbaud Inc.	7,000	156
	Mantech International Corp. Class A	4,800	151
*	Mentor Graphics Corp.	14,540	140
*	Ancestry.com Inc.	5,582	131
*	Guidance Software Inc.	18,900	123
*	Oclaro Inc.	20,400	74
*	Websense Inc.	4,249	74
			188,161
Materials (4.4%)
*	OM Group Inc.	205,980	5,349
	Sensient Technologies Corp.	132,850	4,324
	Schweitzer-Mauduit International Inc.	61,000	3,408
	Quaker Chemical Corp.	85,500	2,216
	Aptargroup Inc.	39,900	1,782
	NewMarket Corp.	9,907	1,505
	Innophos Holdings Inc.	33,472	1,335
*	Rockwood Holdings Inc.	38,559	1,299
	Ball Corp.	41,410	1,285
*	Crown Holdings Inc.	39,225	1,201
*	Graphic Packaging Holding Co.	334,000	1,152
	Eastman Chemical Co.	15,493	1,062
	Westlake Chemical Corp.	28,800	987
*	Hecla Mining Co.	177,800	953
	Ashland Inc.	19,664	868
*	LSB Industries Inc.	28,400	814
*	Noranda Aluminum Holding Corp.	94,800	792
*	TPC Group Inc.	39,400	791
	PolyOne Corp.	51,000	546
*	Handy & Harman Ltd.	28,733	290
	FutureFuel Corp.	23,800	248
	Albemarle Corp.	5,800	234
	International Flavors & Fragrances Inc.	4,100	231
*	Pilot Gold Inc.	90,060	101
			32,773
Telecommunication Services (0.5%)
*,^ Clearwire Corp. Class A		721,450	1,681
*	MetroPCS Communications Inc.	112,493	980
	Consolidated Communications Holdings Inc.	43,058	777
*	Vonage Holdings Corp.	200,654	522
			3,960
Utilities (0.1%)
	ITC Holdings Corp.	6,200	480

	National Fuel Gas Co.			4,500	219
					699
Total Common Stocks (Cost $762,100)					718,701
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.0%)
[3,4] Vanguard Market Liquidity Fund		0.144%		29,626,099	29,626

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
5	Fannie Mae Discount Notes	0.050%	10/3/11	50	50
[5,6] Fannie Mae Discount Notes		0.070%–0.110%	10/19/11	160	160
[5,6] Fannie Mae Discount Notes		0.030%	10/26/11	750	750
[5,6] Federal Home Loan Bank Discount Notes		0.060%	10/12/11	100	100
5	Federal Home Loan Bank Discount Notes	0.080%	11/23/11	100	100
5	Federal Home Loan Bank Discount Notes	0.040%	12/21/11	1,000	999
[5,6] Freddie Mac Discount Notes		0.070%	10/7/11	100	100
[5,6] Freddie Mac Discount Notes		0.080%	10/25/11	1,000	1,000
					3,259
Total Temporary Cash Investments (Cost $32,886)					32,885
Total Investments (101.2%) (Cost $794,986)					751,586
Other Assets and Liabilities-Net (-1.2%)[4]					(8,788)
Net Assets (100%)					742,798

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,360,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,087,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $2,110,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Vanguard Small Company Growth Portfolio

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	718,701	—	—
Temporary Cash Investments	29,626	3,259	—
Futures Contracts—Liabilities[1]	(428)	—	—
Total	747,899	3,259	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	207	13,279	(620)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $794,986,000. Net unrealized depreciation of investment securities for tax purposes was $43,400,000, consisting of unrealized gains of $78,385,000 on securities that had risen in value since their purchase and $121,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)[1]
Australia (3.9%)
Fortescue Metals Group Ltd.	2,958,618	12,358
Brambles Ltd.	1,753,100	10,808
Woodside Petroleum Ltd.	316,600	9,809
Woolworths Ltd.	353,900	8,457
Newcrest Mining Ltd.	165,500	5,455
Atlas Iron Ltd.	1,573,000	4,223
* James Hardie Industries SE	762,900	4,172
Sims Metal Management Ltd.	112,396	1,349
		56,631
Austria (0.2%)
Wienerberger AG	213,000	2,482

Belgium (0.6%)
Anheuser-Busch InBev NV	177,000	9,395

Brazil (6.1%)
Petroleo Brasileiro SA ADR Type A	739,300	15,318
Vale SA Class B ADR	619,600	13,012
BM&FBovespa SA	2,492,100	11,491
Itau Unibanco Holding SA ADR	723,825	11,234
* OGX Petroleo e Gas Participacoes SA	1,113,300	6,862
Petroleo Brasileiro SA ADR	296,000	6,645
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	161,000	4,955
Itau Unibanco Holding SA Prior Pfd.	286,975	4,434
Anhanguera Educacional Participacoes SA	323,512	3,863
Vale SA Prior Pfd.	165,000	3,440
Petroleo Brasileiro SA Prior Pfd.	325,000	3,301
Banco do Brasil SA	183,086	2,370
B2W Cia Global Do Varejo	130,100	1,030
Fibria Celulose SA	94,103	716
		88,671
Canada (2.5%)
Toronto-Dominion Bank	218,500	15,553
Suncor Energy Inc.	234,000	5,976
Niko Resources Ltd.	111,000	4,573
Potash Corp. of Saskatchewan Inc.	99,000	4,299
Teck Resources Ltd. Class B	145,000	4,278
Sherritt International Corp.	258,131	1,074
* Harry Winston Diamond Corp.	60,600	616
		36,369
China (8.9%)
* Baidu Inc.	407,200	43,534
Tencent Holdings Ltd.	1,471,000	30,512
Ping An Insurance Group Co.	1,409,000	7,878
China Mobile Ltd.	654,000	6,393
China Resources Enterprise Ltd.	1,884,000	6,267
Beijing Enterprises Holdings Ltd.	1,179,500	5,922
CNOOC Ltd.	3,170,500	5,098
* Shanghai Pharmaceuticals Holding Co. Ltd.	2,092,500	4,557

Belle International Holdings Ltd. Class A	2,629,000	4,532
* Ctrip.com International Ltd. ADR	121,800	3,917
China Merchants Bank Co. Ltd.	2,535,500	3,835
Hengdeli Holdings Ltd.	7,320,000	2,511
^ Mindray Medical International Ltd. ADR	97,100	2,293
Ports Design Ltd.	630,000	963
Nine Dragons Paper Holdings Ltd.	879,000	440
Chaoda Modern Agriculture Holdings Ltd.	1,971,135	278
		128,930
Denmark (1.6%)
Novo Nordisk A/S Class B	102,814	10,254
Novozymes A/S	48,600	6,910
* Vestas Wind Systems A/S	183,999	2,982
AP Moller - Maersk A/S Class B	465	2,731
		22,877
Finland (0.2%)
Metso Oyj	117,000	3,425

France (6.6%)
PPR	152,755	19,746
L'Oreal SA	134,234	13,095
Cie Generale d'Optique Essilor International SA	140,633	10,113
Schneider Electric SA	152,000	8,134
LVMH Moet Hennessy Louis Vuitton SA	52,000	6,864
Safran SA	183,197	5,604
GDF Suez	180,000	5,348
AXA SA	350,000	4,554
European Aeronautic Defence and Space Co. NV	149,000	4,188
Publicis Groupe SA	95,000	3,965
Total SA	72,000	3,177
Veolia Environnement SA	198,000	2,892
Vallourec SA	47,755	2,735
CFAO SA	74,500	2,666
Societe Generale SA	76,436	2,001
		95,082
Germany (5.9%)
SAP AG	296,500	15,087
Adidas AG	242,691	14,769
Porsche Automobil Holding SE Prior Pfd.	227,150	10,820
GEA Group AG	257,000	5,999
SMA Solar Technology AG	79,219	4,103
Symrise AG	177,080	4,093
HeidelbergCement AG	111,681	4,057
Aixtron SE NA	274,000	3,975
MTU Aero Engines Holding AG	60,000	3,742
Software AG	108,000	3,382
* TUI AG	641,299	3,297
Wincor Nixdorf AG	72,031	3,234
Axel Springer AG	89,784	3,090
Siemens AG	33,000	2,969
Bayerische Motoren Werke AG	35,000	2,312
		84,929
Hong Kong (2.1%)
Jardine Matheson Holdings Ltd.	186,383	8,472
Hong Kong Exchanges and Clearing Ltd.	544,900	7,904
Swire Pacific Ltd. Class A	527,500	5,420
Li & Fung Ltd.	1,692,000	2,823

Sun Hung Kai Properties Ltd.	236,000	2,707
Techtronic Industries Co.	3,099,652	2,084
Esprit Holdings Ltd.	462,887	561
		29,971
India (0.9%)
HDFC Bank Ltd.	444,360	4,204
Tata Motors Ltd.	1,288,000	4,070
Housing Development Finance Corp.	270,500	3,521
Reliance Capital Ltd.	186,700	1,192
		12,987
Ireland (0.3%)
Kerry Group plc Class A	121,658	4,255

Israel (1.0%)
* Check Point Software Technologies Ltd.	161,967	8,545
Teva Pharmaceutical Industries Ltd. ADR	171,332	6,377
		14,922
Italy (0.2%)
* Prada SPA	782,800	3,302

Japan (10.6%)
Rakuten Inc.	21,648	25,221
Canon Inc.	390,300	17,722
Honda Motor Co. Ltd.	521,000	15,263
Seven & I Holdings Co. Ltd.	426,000	11,941
SMC Corp.	81,600	11,927
Mitsubishi Corp.	478,000	9,732
Gree Inc.	295,400	9,009
FANUC Corp.	47,800	6,584
* Yamaha Motor Co. Ltd.	479,500	6,330
Hoya Corp.	271,800	6,302
Yamada Denki Co. Ltd.	84,030	5,844
Sysmex Corp.	130,000	4,677
Toyota Motor Corp.	124,000	4,251
Astellas Pharma Inc.	105,000	3,963
Rohm Co. Ltd.	74,700	3,897
Kyocera Corp.	44,200	3,696
Nintendo Co. Ltd.	25,000	3,673
Sekisui Chemical Co. Ltd.	367,000	3,085
		153,117
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,057

Mexico (0.1%)
Consorcio ARA SAB de CV	3,899,933	1,111

Netherlands (1.0%)
* ING Groep NV	1,422,000	10,031
Randstad Holding NV	72,738	2,319
TNT Express NV	158,478	1,108
PostNL NV	166,764	729
		14,187
Norway (1.1%)
Statoil ASA	459,995	9,871
DnB NOR ASA	550,888	5,490
		15,361

Peru (0.5%)
Credicorp Ltd.	86,827	8,006

Russia (0.3%)
* Sberbank of Russia ADR	469,000	4,169

Singapore (0.8%)
United Overseas Bank Ltd.	338,000	4,346
Singapore Exchange Ltd.	849,000	4,268
DBS Group Holdings Ltd.	273,929	2,456
		11,070
South Africa (0.6%)
Impala Platinum Holdings Ltd.	225,800	4,562
Sasol Ltd.	58,000	2,379
MTN Group Ltd.	137,000	2,238
		9,179
South Korea (3.2%)
Samsung Electronics Co. Ltd.	38,673	27,004
Shinhan Financial Group Co. Ltd.	198,582	6,924
Celltrion Inc.	152,700	5,603
Hyundai Motor Co.	26,700	4,668
Hankook Tire Co. Ltd.	83,000	2,793
		46,992
Spain (3.0%)
Inditex SA	269,869	23,038
Banco Santander SA	2,423,064	19,811
		42,849
Sweden (4.3%)
Atlas Copco AB Class A	1,440,939	25,505
Svenska Handelsbanken AB Class A	468,777	11,929
Sandvik AB	803,595	9,260
Alfa Laval AB	537,369	8,459
Telefonaktiebolaget LM Ericsson Class B	420,000	4,033
Oriflame Cosmetics SA	75,000	2,714
		61,900
Switzerland (7.1%)
Novartis AG	444,500	24,830
Cie Financiere Richemont SA	435,977	19,421
Syngenta AG	51,368	13,349
Nestle SA	225,000	12,387
Geberit AG	55,740	10,292
ABB Ltd.	417,882	7,148
Roche Holding AG	27,500	4,442
Zurich Financial Services AG	20,100	4,187
Holcim Ltd.	65,000	3,449
Swatch Group AG (Bearer)	10,465	3,443
		102,948
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,713,204	10,608
Chinatrust Financial Holding Co. Ltd.	8,644,329	5,060
Compal Electronics Inc.	2,350,909	2,138
		17,806

Thailand (0.4%)
Kasikornbank PCL	1,558,000	5,810

Turkey (1.4%)
Turkiye Garanti Bankasi AS	5,151,363	19,935

United Kingdom (18.4%)
BG Group plc	1,299,500	24,871
Standard Chartered plc	1,054,197	21,032
BHP Billiton plc	784,700	20,962
ARM Holdings plc	2,240,000	19,156
*	Rolls-Royce Holdings plc	1,875,660	17,243
Diageo plc	886,913	16,910
GlaxoSmithKline plc	738,000	15,229
Prudential plc	1,505,000	12,925
British American Tobacco plc	297,586	12,566
Xstrata plc	944,000	11,921
SABMiller plc	340,000	11,094
Meggitt plc	1,857,900	9,619
Vodafone Group plc	3,096,000	7,979
Tesco plc	1,185,517	6,944
United Utilities Group plc	672,234	6,507
Capita Group plc	589,000	6,451
Rio Tinto plc	144,000	6,386
*	Signet Jewelers Ltd.	172,000	5,765
Kingfisher plc	1,442,000	5,537
Unilever plc	145,000	4,542
G4S plc	1,050,000	4,344
Ultra Electronics Holdings plc	167,000	3,892
Carnival plc	116,000	3,616
Inchcape plc	812,422	3,509
AMEC plc	272,000	3,432
HSBC Holdings plc	436,532	3,344
265,776
United States (0.3%)
Consumer Discretionary (0.3%)
*	Amazon.com Inc.	17,800	3,849

Total Common Stocks (Cost $1,506,925)	1,379,350
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (5.6%)[1]
Money Market Fund (5.2%)
[2,3] Vanguard Market Liquidity Fund	0.144%	76,311,612	76,312

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount Notes	0.050%	10/3/11	1,000	1,000
[4,5] Fannie Mae Discount Notes	0.045%	10/5/11	250	250
4	Fannie Mae Discount Notes	0.045%	12/14/11	750	749
4	Federal Home Loan Bank Discount Notes	0.100%	10/3/11	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.060%	10/12/11	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.075%	11/16/11	1,000	1,000

[4,5] Freddie Mac Discount Notes		0.050%	12/15/11	600	600
4	Freddie Mac Discount Notes	0.035%	12/27/11	500	500
5	United States Treasury Bill	0.108%	12/29/11	800	800
					5,499
Total Temporary Cash Investments (Cost $81,811)					81,811
Total Investments (101.0%) (Cost $1,588,736)					1,461,161
Other Assets and Liabilities-Net (-1.0%)[3]					(14,770)
Net Assets (100%)					1,446,391

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,947,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.1% and 2.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $12,122,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $3,544,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard International Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	138,005	—	—
Common Stocks—Other	64,666	1,176,679	—
Temporary Cash Investments	76,312	5,499	—
Futures Contracts—Liabilities[1]	(602)	—	—
Forward Currency Contracts—Assets	—	28	—
Forward Currency Contracts—Liabilities	—	(654)	—
Total	278,381	1,181,552	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard International Portfolio

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2011	525	15,187	1,264
FTSE 100 Index	December 2011	140	11,102	57
Topix Index	December 2011	93	9,140	175
S&P ASX 200 Index	December 2011	49	4,762	(116)
Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
UBS AG	12/21/11	AUD	5,000	USD	4,811	(291)
UBS AG	12/21/11	EUR	10,168	USD	13,638	(209)
UBS AG	12/21/11	GBP	6,960	USD	10,834	(154)
UBS AG	12/14/11	JPY	687,462	USD	8,929	28

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At September 30, 2011, the cost of investment securities for tax purposes was $1,588,736,000. Net unrealized depreciation of investment securities for tax purposes was $127,575,000, consisting of unrealized gains of $135,637,000 on securities that had risen in value since their purchase and $263,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see File Number 33-23444,

Incorporated by Reference.